UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

                                 PowerShares Exchange-Traded Fund Trust II

    (Exact name of registrant as specified in charter)

3500 Lacey Road

                                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the three month period ended January 31, 2015 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 6.3%
350,757	Asciano Ltd.	$1,647,107
64,612	Caltex Australia Ltd.	1,681,581
101,598	CSL Ltd.	6,958,555
208,623	Ramsay Health Care Ltd.	9,658,555

		19,945,798

	Belgium - 1.2%
14,711	Ackermans & van Haaren NV	1,747,217
17,748	Anheuser-Busch InBev NV	2,164,998

		3,912,215

	Canada - 18.2%
150,264	Alimentation Couche-Tard, Inc., Class B	5,900,583
66,794	ATCO Ltd., Class I	2,591,267
99,009	Canadian National Railway Co.	6,537,350
18,924	Canadian Pacific Railway Ltd.	3,305,413
71,574	CGI Group, Inc., Class A(a)	2,842,187
28,633	Constellation Software, Inc.	7,950,939
86,788	Enbridge, Inc.	4,212,943
18,843	Magna International, Inc.	1,814,379
23,510	Metro, Inc.	1,864,558
29,117	Onex Corp.	1,601,728
76,819	Open Text Corp.	4,365,769
29,210	Royal Bank of Canada	1,652,688
188,004	Saputo, Inc.	5,417,931
64,071	Shaw Communications, Inc., Class B	1,482,585
35,654	Toronto-Dominion Bank (The)	1,422,842
52,833	TransCanada Corp.	2,355,911
32,529	West Fraser Timber Co. Ltd.	1,872,287

		57,191,360

	China - 1.2%
1,494,520	China Everbright International Ltd.	2,212,862
1,979,465	CSPC Pharmaceutical Group Ltd.	1,672,244

		3,885,106

	Denmark - 6.7%
34,316	Coloplast A/S, Class B	2,707,556
120,566	Novo Nordisk A/S, Class B	5,400,605
113,291	Novozymes A/S, Class B	5,167,467
57,649	Pandora A/S	4,130,831
90,152	Vestas Wind Systems A/S(a)	3,532,613

		20,939,072

	Finland - 5.0%
198,097	Kone Oyj, Class B	8,930,528
208,906	Nokia Oyj	1,613,641
56,315	Orion Oyj, Class B	1,856,257
69,291	Sampo Oyj, Class A	3,355,977

		15,756,403

	France - 7.7%
34,125	Essilor International SA	3,815,024

15,745	Iliad SA	$3,657,430
22,037	Ingenico	2,304,735
314,450	Plastic Omnium SA	9,085,709
23,804	Valeo SA	3,375,164
58,026	Zodiac Aerospace	1,929,680

		24,167,742

	Germany - 4.4%
27,579	Fresenius Medical Care AG & Co. KGaA	2,042,817
18,198	Hugo Boss AG	2,349,266
9,710	Linde AG	1,861,637
28,156	Symrise AG	1,846,626
40,876	United Internet AG	1,774,488
91,292	Wirecard AG	4,091,895

		13,966,729

	Hong Kong - 1.8%
1,269,688	China Gas Holdings Ltd.	1,971,669
273,779	Link (The) REIT	1,853,831
513,543	Techtronic Industries Co. Ltd.	1,682,369

		5,507,869

	Ireland - 1.7%
109,619	Glanbia PLC	1,768,904
27,249	Kerry Group PLC	1,974,710
22,420	Paddy Power PLC	1,752,015

		5,495,629

	Japan - 3.8%
31,329	Don Quijote Holdings Co. Ltd.	2,299,034
127,111	Hino Motors Ltd.	1,823,369
51,067	Olympus Corp.(a)	1,791,138
9,528	Oriental Land Co. Ltd.	2,312,952
15,681	Shimano, Inc.	2,090,533
39,217	Sysmex Corp.	1,769,464

		12,086,490

	Netherlands - 1.6%
22,594	ASML Holding NV	2,378,286
48,310	Koninklijke Vopak NV	2,703,148

		5,081,434

	Norway - 1.3%
63,652	Schibsted ASA	4,106,316

	South Africa - 0.7%
115,199	Mondi PLC	2,057,178

	Spain - 2.5%
200,020	Bankinter SA	1,392,421
403,377	Prosegur Cia de Seguridad SA	2,244,091
50,952	Red Electrica Corp. SA	4,344,459

		7,980,971

	Sweden - 3.1%
32,531	Assa Abloy AB, Class B	1,778,647
91,634	Hexagon AB, Class B	2,907,715
46,761	Investor AB, Class B	1,705,960
139,380	Swedbank AB	3,379,849

		9,772,171

	Switzerland - 11.9%
287,011	ABB Ltd.	5,524,661
2,832	Barry Callebaut AG	2,822,612
14,874	Dufry Group(a)	2,192,179
4,345	EMS-Chemie Holding AG	1,681,235
16,588	Geberit AG	5,682,884
1,362	Givaudan SA	2,488,476
50,061	Kuehne + Nagel International AG	6,888,455

Schedule of Investments

22,631	Nestle SA	$1,732,899
5,666	Partners Group Holding AG	1,518,652
34,555	Sonova Holding AG	4,548,242
24,543	Swiss Re AG	2,216,753

		37,297,048

	United Kingdom - 18.1%
484,110	Ashtead Group PLC	7,910,686
34,238	Associated British Foods PLC	1,595,627
357,328	Babcock International Group PLC	5,398,912
303,151	Barratt Developments PLC	2,087,108
3,150,969	Booker Group PLC	7,075,001
106,391	Compass Group PLC	1,839,168
68,372	Croda International PLC	2,728,419
35,356	Derwent London PLC REIT	1,728,444
72,714	easyJet PLC	2,033,475
41,637	InterContinental Hotels Group PLC	1,664,672
956,434	ITV PLC	3,160,231
639,736	Legal & General Group PLC	2,574,037
25,758	Next PLC	2,798,929
72,862	Persimmon PLC	1,742,149
73,853	Prudential PLC	1,796,902
38,923	Reckitt Benckiser Group PLC	3,291,212
74,289	SABMiller PLC	4,045,141
919,016	Taylor Wimpey PLC	1,868,887
23,750	Whitbread PLC	1,785,291

		57,124,291

	United States - 2.7%
52,172	Valeant Pharmaceuticals International, Inc.(a)	8,359,782

	Total Investments (Cost $312,783,909)(b)- 99.9%	314,633,604
	Other assets less liabilities-0.1%	162,943

	Net Assets-100.0%	$314,796,547

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $313,243,430. The net unrealized appreciation was $1,390,174 which consisted of aggregate gross unrealized appreciation of $15,049,795 and aggregate gross unrealized depreciation of $13,659,621.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Argentina - 0.6%
107,606	Grupo Financiero Galicia SA, Class B ADR	$1,760,434

	Brazil - 13.2%
449,800	BR Malls Participacoes SA	2,552,140
106,600	BRF SA	2,556,780
299,100	CCR SA	1,702,648
211,300	Cetip SA - Mercados Organizados	2,711,901
268,700	Cielo SA	4,004,173
287,900	Embraer SA	2,546,288
267,300	Equatorial Energia SA	2,489,569
453,600	Estacio Participacoes SA	2,820,425
395,700	Grendene SA	2,053,536
305,500	Iguatemi Empresa de Shopping Centers SA	2,765,684
292,500	Kroton Educacional SA	1,340,343
211,400	Localiza Rent A Car SA	2,748,625
196,900	Qualicorp SA(a)	1,947,580
154,800	Sao Martinho SA	1,964,268
226,400	WEG SA	2,699,054

		36,903,014

	China - 9.4%
6,515	Baidu, Inc., Class A ADR(a)	1,419,749
1,240,862	Great Wall Motor Co. Ltd., H-Shares	7,129,873
1,595,936	Haitian International Holdings Ltd.	3,099,924
3,407,766	Huadian Power International Corp. Ltd., H-Shares	3,111,814
1,540,952	Lenovo Group Ltd.	1,995,416
38,597	NetEase, Inc. ADR	4,216,722
4,143,839	Shanghai Jin Jiang International Hotels (Group) Co. Ltd., H-Shares	1,378,902
241,266	Tencent Holdings Ltd.	4,107,529

		26,459,929

	India - 3.1%
43,684	Dr Reddy’s Laboratories Ltd. ADR	2,204,731
42,064	HDFC Bank Ltd. ADR	2,396,807
83,082	Tata Motors Ltd. ADR	4,097,604

		8,699,142

	Indonesia - 1.8%
1,553,061	PT Bank Central Asia Tbk	1,639,802
23,316,340	PT Kalbe Farma Tbk	3,432,798

		5,072,600

	Malaysia - 2.4%
783,900	Axiata Group Bhd	1,555,700
1,408,000	Hap Seng Consolidated Bhd	1,711,489
3,857,000	Sunway Bhd	3,540,190

		6,807,379

	Mexico - 3.6%
1,923,407	Cemex SAB de CV(a)	$1,709,781
454,588	Gruma SAB de CV	4,929,333
137,899	Grupo Aeroportuario del Sureste SAB de CV, Series B(a)	1,804,945
394,271	Grupo Carso SAB de CV	1,726,598

		10,170,657

	Philippines - 13.0%
3,396,716	Aboitiz Power Corp.	3,428,069
103,081	Ayala Corp.	1,698,418
16,252,435	DMCI Holdings, Inc.	5,676,354
1,451,463	International Container Terminal Services, Inc.	3,752,677
3,438,339	JG Summit Holdings, Inc.	5,107,641
378,155	Jollibee Foods Corp.	1,989,703
42,550,020	Premium Leisure Corp.(a)	1,814,212
1,067,284	Security Bank Corp.	3,679,205
1,029,021	Semirara Mining And Power Corp.	3,430,614
1,271,612	Universal Robina Corp.	5,969,739

		36,546,632

	South Africa - 14.7%
72,950	Aspen Pharmacare Holdings Ltd.	2,750,976
93,857	Capitec Bank Holdings Ltd.	3,090,640
606,331	Coronation Fund Managers Ltd.	5,395,517
222,562	Discovery Ltd.	2,206,293
288,919	EOH Holdings Ltd.	2,991,533
187,220	Famous Brands Ltd.	1,784,312
431,616	FirstRand Ltd.	1,932,642
297,056	Mediclinic International Ltd.	2,957,024
165,409	Mr. Price Group Ltd.	3,768,669
15,107	Naspers Ltd., Class N	2,205,264
622,784	Netcare Ltd.	2,078,088
214,616	Pioneer Foods Ltd.	2,795,304
329,385	RMB Holdings Ltd.	1,876,738
274,257	Sanlam Ltd.	1,656,011
488,748	Woolworths Holdings Ltd.	3,651,638

		41,140,649

	South Korea - 15.4%
18,492	CJ Corp.(a)	2,916,853
20,574	Coway Co. Ltd.(a)	1,651,790
37,254	Dongbu Insurance Co. Ltd.(a)	1,812,283
41,558	Halla Visteon Climate Control Corp.(a)	1,765,151
73,249	Hansae Co. Ltd.(a)	2,555,275
98,261	Hyundai Greenfood Co. Ltd.(a)	1,554,421
21,765	KEPCO Plant Service & Engineering Co. Ltd.(a)	1,757,360
17,167	Medy-Tox, Inc.	5,811,287
66,202	Muhak Co. Ltd.(a)	2,242,853
5,375	Ottogi Corp.(a)	2,796,612
36,100	Samlip General Foods Co. Ltd.(a)	6,370,977
16,037	SK C&C Co. Ltd.(a)	3,446,137
56,932	Webzen, Inc.(a)	1,608,631
1,993	Young Poong Corp.(a)	2,591,483
82,292	Youngone Corp.(a)	4,244,028

		43,125,141

	Taiwan - 12.9%
292,685	Advanced Semiconductor Engineering, Inc. ADR	1,934,648
412,810	Advantech Co. Ltd.	3,117,673
849,000	Cheng Shin Rubber Industry Co. Ltd.	2,047,503
669,000	Feng Tay Enterprise Co. Ltd.	2,515,636
240,000	Giant Manufacturing Co. Ltd.	2,094,341

Schedule of Investments

129,000	Hermes Microvision, Inc.	$6,181,161
252,000	Hotai Motor Co. Ltd.	3,630,444
33,000	Largan Precision Co. Ltd.	2,764,530
217,000	President Chain Store Corp.	1,673,283
187,000	St. Shine Optical Co. Ltd.	2,966,982
70,865	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,609,344
273,000	Yulon Nissan Motor Co. Ltd.	2,555,571
1,311,000	Yungtay Engineering Co. Ltd.	3,049,369

		36,140,485

	Thailand - 8.6%
2,061,652	Bangchak Petroleum PCL (The) NVDR	2,157,396
3,391,086	Bangkok Dusit Medical Services PCL NVDR	1,927,107
688,928	Bumrungrad Hospital PCL NVDR	3,283,617
1,905,527	Central Pattana PCL NVDR	2,605,326
3,202,988	CP All PCL NVDR	4,061,228
2,224,386	Gunkul Engineering PCL NVDR	2,157,784
797,590	Intouch Holdings PCL NVDR	1,967,779
5,290,994	Supalai PCL NVDR	3,944,401
3,086,738	Thai Union Frozen Products PCL NVDR	2,055,939

		24,160,577

	Turkey - 1.3%
91,451	BIM Birlesik Magazalar AS	1,855,902
225,397	Tav Havalimanlari Holding AS	1,691,067

		3,546,969

	Total Investments (Cost $266,362,708)(b)- 100.0%	280,533,608
	Other assets less liabilities-(0.0)%	(136,196)

	Net Assets-100.0%	$280,397,412

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR – Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $268,219,514. The net unrealized appreciation was $12,314,094 which consisted of aggregate gross unrealized appreciation of $27,436,642 and aggregate gross unrealized depreciation of $15,122,548.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.3%
6,027	Leighton Holdings Ltd.	$96,827

	Brazil - 4.4%
152,603	Cia Siderurgica Nacional SA ADR(a)	228,905
53,480	Gerdau SA (Preference Shares) ADR	184,506
42,900	Iochpe-Maxion SA	178,683
88,239	Vale SA ADR(a)	620,320
17,280	WEG SA	206,006

		1,418,420

	Chile - 0.4%
51,773	CAP SA	126,939

	China - 32.2%
764,950	Angang Steel Co. Ltd., H-Shares	570,258
274,674	Anhui Conch Cement Co. Ltd., H-Shares	926,403
823,919	BBMG Corp. H-Shares	722,610
935,637	China Communications Construction Co. Ltd., H-Shares	1,019,705
174,797	China Machinery Engineering Corp., H-Shares	148,795
923,673	China Molybdenum Co. Ltd., H-Shares	583,747
171,312	China National Building Material Co. Ltd., H-Shares	165,493
364,130	China Railway Construction Corp. Ltd., H-Shares	418,451
808,412	China Railway Group Ltd., H-Shares	593,275
380,010	Chongqing Iron & Steel Co. Ltd., H-Shares(b)	76,459
537,179	CSG Holding Co. Ltd., Class B	390,759
239,421	Dongfang Electric Corp. Ltd., H-Shares	525,572
282,185	First Tractor Co. Ltd., H-Shares	207,817
274,540	Guangzhou Shipyard International Co. Ltd., H-Shares	842,739
474,885	Harbin Electric Co. Ltd., H-Shares	341,157
1,149,124	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(b)	595,804
292,862	Jiangxi Copper Co. Ltd., H-Shares	478,198
1,356,399	Lonking Holdings Ltd.	257,167
1,921,056	Metallurgical Corp. of China Ltd., H-Shares	594,651
630,526	Shanghai Electric Group Co. Ltd., H-Shares	387,098
299,363	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	479,546

		10,325,704

	France - 1.5%
13,037	Alstom SA(b)	428,402
3,897	Areva SA(b)	43,079

		471,481

	India - 2.3%
13,291	Larsen & Toubro Ltd. GDR(c)	366,167

18,146	Mahindra & Mahindra Ltd. GDR(c)	$371,993

		738,160

	Indonesia - 6.1%
2,360,455	PT Aneka Tambang (Persero) Tbk	198,452
79,300	PT Indocement Tunggal Prakarsa Tbk	143,983
1,501,399	PT Pembangunan Perumahan Persero Tbk	464,020
173,835	PT Semen Indonesia (Persero) Tbk	200,011
355,028	PT Tower Bersama Infrastructure Tbk	266,253
91,457	PT United Tractors Tbk	129,235
442,805	PT Vale Indonesia Tbk	120,598
1,516,568	PT Wijaya Karya Persero Tbk	448,356

		1,970,908

	Israel - 0.9%
4,825	Caesarstone Sdot-Yam Ltd.	299,632

	Malaysia - 4.8%
681,174	Dialog Group Bhd	304,162
374,784	Gamuda Bhd	523,747
204,607	IJM Corp. Bhd	389,137
72,024	Lafarge Malaysia Bhd	196,736
142,200	Sunway Bhd	130,520

		1,544,302

	Mexico - 5.5%
73,243	Cemex SAB de CV ADR(b)	651,130
402,215	Empresas ICA SAB de CV(b)	418,252
26,089	Grupo Carso SAB de CV	114,250
50,604	Promotora y Operadora de Infraestructura SAB de CV(b)	570,220

		1,753,852

	Netherlands - 0.4%
3,781	Oci NV(b)	133,483

	Philippines - 0.8%
2,210,867	Metro Pacific Investments Corp.	259,229

	Russia - 2.8%
38,265	LSR Group OJSC GDR(c)	61,224
23,707	Magnitogorsk Iron & Steel Works GDR(c)	58,556
97,129	Mechel ADR(b)	126,268
29,249	MMC Norilsk Nickel OJSC ADR	482,609
5,020	Novolipetsk Steel OJSC GDR(c)	65,611
10,525	Severstal PAO GDR(c)	95,988

		890,256

	Singapore - 0.3%
48,489	SembCorp Marine Ltd.	107,506

	South Africa - 5.8%
21,205	African Rainbow Minerals Ltd.	214,839
7,406	Assore Ltd.	102,803
275,997	Aveng Ltd.(b)	422,621
266,382	Murray & Roberts Holdings Ltd.	450,497
105,351	PPC Ltd.	193,837
32,254	Reunert Ltd.	173,818
30,230	Wilson Bayly Holmes-Ovcon Ltd.	313,190

		1,871,605

	Spain - 1.3%
11,586	ACS Actividades de Construccion y Servicios SA	403,471

Schedule of Investments

	Sweden - 3.1%
33,468	Atlas Copco AB, Class A	$992,415

	Switzerland - 2.7%
45,084	ABB Ltd.(b)	867,624

	Taiwan - 13.6%
503,234	Asia Cement Corp.	608,413
980,200	BES Engineering Corp.	235,147
739,845	China Steel Corp.	626,838
446,959	CTCI Corp.	709,155
887,360	Goldsun Development & Construction Co. Ltd.(b)	302,700
46,000	King Slide Works Co. Ltd.	671,458
448,000	TA Chen Stainless Pipe	299,960
678,573	Taiwan Cement Corp.	917,296

		4,370,967

	Thailand - 2.9%
297,507	CH Karnchang PCL NVDR	265,875
17,907	Siam Cement PCL (The) NVDR	271,368
637,555	Superblock PCL NVDR(b)	374,001

		911,244

	Turkey - 2.8%
160,414	Aksa Enerji Uretim AS(b)	219,002
34,385	Cimsa Cimento Sanayi ve Ticaret AS	243,880
620	Konya Cimento Sanayii AS	81,976
153,829	Tekfen Holding AS(b)	362,633

		907,491

	United Kingdom - 0.6%
79,931	Evraz PLC	204,562

	United States - 4.5%
10,311	Caterpillar, Inc.	824,571
6,352	Pall Corp.	614,619

		1,439,190

	Total Common Stocks and Other Equity Interests (Cost $36,769,762)	32,105,268

	Rights - 0.0%
	Thailand - 0.0%
31,877	Superblock PCL NVDR, expiring 03/27/15 (Cost $0)(b)	2,142

	Money Market Fund - 0.0%
12,907	Invesco Premier Portfolio – Institutional Class(d)
	(Cost $12,907)	12,907

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $36,782,669)-100.0%	32,120,317

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.9%
606,525	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $606,525)	606,525

	Total Investments (Cost $37,389,194)(f)-101.9%	$32,726,842
	Other assets less liabilities-(1.9)%	(610,161)

	Net Assets-100.0%	$32,116,681

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2015.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $1,019,539, which represented 3.17% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$585,133	$(585,133)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $37,905,026. The net unrealized depreciation was $5,178,184 which consisted of aggregate gross unrealized appreciation of $5,330,518 and aggregate gross unrealized depreciation of $10,508,702.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 45.6%
14,457	AGL Energy Ltd.	$159,869
23,667	Amcor Ltd.	235,544
76,275	AMP Ltd.	342,733
14,964	APA Group	94,624
93,913	Arrium Ltd.	14,993
21,764	Asciano Ltd.	102,201
2,627	ASX Ltd.	78,026
29,542	Aurizon Holdings Ltd.	113,879
58,588	Australia & New Zealand Banking Group Ltd.	1,505,638
7,966	Bank of Queensland Ltd.	77,606
12,476	Bendigo & Adelaide Bank Ltd.	129,996
656,750	BGP Holdings PLC(a)	0
62,977	BHP Billiton Ltd.	1,435,008
24,680	BlueScope Steel Ltd.(a)	96,674
21,754	Boral Ltd.	94,869
24,409	Brambles Ltd.	201,490
5,245	Caltex Australia Ltd.	136,505
12,694	Coca-Cola Amatil Ltd.	95,889
31,139	Commonwealth Bank of Australia	2,166,208
6,183	Computershare Ltd.	55,999
4,624	Crown Resorts Ltd.	49,009
3,267	CSL Ltd.	223,760
19,970	Dexus Property Group REIT	119,903
18,489	Downer EDI Ltd.	60,617
43,684	DUET Group	85,047
73,693	Fairfax Media Ltd.	51,650
13,649	Fortescue Metals Group Ltd.	25,085
26,166	Goodman Group REIT	124,910
34,844	GPT Group (The) REIT	122,649
8,145	Iluka Resources Ltd.	44,844
49,299	Incitec Pivot Ltd.	138,594
40,639	Insurance Australia Group Ltd.	202,545
6,973	Leighton Holdings Ltd.	112,025
14,578	Lend Lease Group	189,362
7,863	Macquarie Group Ltd.	380,564
55,076	Metcash Ltd.	62,620
86,916	Mirvac Group REIT	130,634
25,682	Myer Holdings Ltd.	31,100
58,819	National Australia Bank Ltd.	1,632,043
27,348	Newcrest Mining Ltd.(a)	288,791
38,612	Novion Property Group REIT	69,760
9,209	Orica Ltd.	130,091
23,799	Origin Energy Ltd.	197,937
23,516	OZ Minerals Ltd.	70,872
106,753	Qantas Airways Ltd.(a)	216,979
50,704	QBE Insurance Group Ltd.	418,944
19,196	Santos Ltd.	117,797
53,034	Scentre Group REIT(a)	156,941
10,091	Sims Metal Management Ltd.	85,420

7,152	Sonic Healthcare Ltd.	$104,932
73,560	Stockland REIT	250,908
41,100	Suncorp Group Ltd.	471,138
18,581	Sydney Airport	72,205
26,572	TABCORP Holdings Ltd.	94,567
43,728	Tatts Group Ltd.	131,445
114,337	Telstra Corp. Ltd.	578,760
26,044	Toll Holdings Ltd.	125,544
20,103	Transurban Group	144,184
18,881	Treasury Wine Estates Ltd.	72,342
10,620	UGL Ltd.	14,845
22,096	Wesfarmers Ltd.	750,064
48,320	Westfield Corp. REIT(a)	371,024
64,706	Westpac Banking Corp.	1,736,433
11,131	Woodside Petroleum Ltd.	297,148
26,178	Woolworths Ltd.	647,871
8,015	WorleyParsons Ltd.	60,045

		18,601,699

	China - 0.1%
45,000	Want Want China Holdings Ltd.	54,093

	Hong Kong - 15.8%
115,610	AIA Group Ltd.	674,722
18,752	Bank of East Asia Ltd. (The)	77,878
75,214	BOC Hong Kong (Holdings) Ltd.	264,348
33,204	Cathay Pacific Airways Ltd.	77,514
26,986	Cheung Kong (Holdings) Ltd.	516,863
30,089	CLP Holdings Ltd.	268,550
67,298	Esprit Holdings Ltd.	75,949
156,039	Global Brands Group Holding Ltd.(a)	29,584
47,277	Hang Lung Properties Ltd.	139,331
11,043	Hang Seng Bank Ltd.	193,418
28,221	Henderson Land Development Co. Ltd.	201,647
63,352	Hong Kong & China Gas Co. Ltd.	145,442
7,012	Hong Kong Exchanges & Clearing Ltd.	161,523
14,294	Hongkong Land Holdings Ltd.	105,918
48,833	Hutchison Whampoa Ltd.	648,096
2,603	Jardine Matheson Holdings Ltd.	166,774
2,850	Jardine Strategic Holdings Ltd.	99,835
20,896	Kerry Properties Ltd.	74,115
156,039	Li & Fung Ltd.	154,764
39,029	Link (The) REIT	264,276
23,271	MTR Corp. Ltd.	103,399
140,096	New World Development Co. Ltd.	167,320
227,399	Noble Group Ltd.	178,982
17,556	Power Assets Holdings Ltd.	184,088
10,400	Sands China Ltd.	51,039
61,938	Sino Land Co. Ltd.	103,851
39,005	Sun Hung Kai Properties Ltd.	636,890
15,636	Swire Pacific Ltd., Class A	209,936
26,894	Swire Properties Ltd.	86,544
36,628	Wharf Holdings Ltd. (The)	297,622
22,163	Yue Yuen Industrial (Holdings) Ltd.	82,468

		6,442,686

	Indonesia - 0.2%
191,118	Golden Agri-Resources Ltd.	59,323

	New Zealand - 0.7%
15,205	Fletcher Building Ltd.	92,480
75,861	Spark New Zealand Ltd.	181,697

		274,177

Schedule of Investments

	Singapore - 7.2%
37,000	Ascendas REIT	$67,268
60,000	CapitaLand Ltd.	154,312
46,471	CapitaMall Trust REIT	71,779
39,235	ComfortDelGro Corp. Ltd.	83,220
34,693	DBS Group Holdings Ltd.	507,409
32,000	Global Logistic Properties Ltd.	59,833
181,000	Hutchison Port Holdings Trust	129,415
1,882	Jardine Cycle & Carriage Ltd.	58,834
31,294	Keppel Corp. Ltd.	201,210
45,169	Oversea-Chinese Banking Corp. Ltd.	347,171
18,647	SembCorp Industries Ltd.	59,396
19,000	SembCorp Marine Ltd.	42,126
7,353	Singapore Airlines Ltd.	68,742
25,803	Singapore Press Holdings Ltd.	78,757
20,751	Singapore Technologies Engineering Ltd.	51,529
155,934	Singapore Telecommunications Ltd.	470,188
20,412	United Overseas Bank Ltd.	349,679
62,118	Wilmar International Ltd.	147,823

		2,948,691

	South Korea - 29.5%
6,378	BS Financial Group, Inc.(a)	80,775
706	CJ Corp.(a)	111,362
1,041	Daelim Industrial Co. Ltd.(a)	52,355
2,715	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	48,411
1,664	Dongbu Insurance Co. Ltd.(a)	80,948
1,984	Doosan Heavy Industries & Construction Co. Ltd.(a)	42,271
5,020	Doosan Infracore Co. Ltd.(a)	46,822
512	E-Mart Co. Ltd.	97,381
2,216	GS Engineering & Construction Corp.(a)	50,760
2,812	GS Holdings Corp.(a)	107,224
8,619	Hana Financial Group, Inc.	254,566
2,202	Hanwha Corp.(a)	55,171
1,403	Hyosung Corp.(a)	93,140
1,794	Hyundai Engineering & Construction Co. Ltd.(a)	71,606
1,715	Hyundai Heavy Industries Co. Ltd.(a)	177,208
2,795	Hyundai Marine & Fire Insurance Co. Ltd.(a)	66,706
982	Hyundai Mobis Co. Ltd.(a)	222,692
4,222	Hyundai Motor Co.	654,379
1,793	Hyundai Steel Co.	108,046
8,551	Industrial Bank of Korea(a)	101,258
12,228	KB Financial Group, Inc.(a)	411,476
6,742	Kia Motors Corp.	283,588
14,521	Korea Electric Power Corp.(a)	573,617
1,501	Korea Gas Corp.(a)	62,038
2,375	Korean Air Lines Co. Ltd.(a)	103,157
9,374	KT Corp.(a)	256,722
2,531	KT&G Corp.	185,613
1,048	Kwangju Bank Ltd.(a)	8,558
1,602	Kyongnam Bank(a)	15,967
1,059	LG Chem Ltd.	192,220
2,679	LG Corp.(a)	151,637
10,669	LG Display Co. Ltd.	351,698
6,764	LG Electronics, Inc.	376,053
2,929	LG International Corp.	98,428
7,749	LG Uplus Corp.	85,738
395	Lotte Chemical Corp.(a)	63,028
377	Lotte Shopping Co. Ltd.(a)	81,874

953	LS Corp.(a)	$41,960
407	OCI Co. Ltd.(a)	29,103
3,014	POSCO	695,899
3,716	Samsung C&T Corp.	189,606
1,436	Samsung Electro-Mechanics Co. Ltd.	87,977
1,920	Samsung Electronics Co. Ltd.	2,396,489
1,001	Samsung Engineering Co. Ltd.(a)	34,782
942	Samsung Fire & Marine Insurance Co. Ltd.	254,106
4,755	Samsung Heavy Industries Co. Ltd.	77,830
1,940	Samsung Life Insurance Co. Ltd.	199,570
722	Samsung SDI Co. Ltd.	85,166
13,179	Shinhan Financial Group Co. Ltd.(a)	542,296
297	Shinsegae Co. Ltd.	43,724
792	SK C&C Co. Ltd.(a)	170,190
1,189	SK Holdings Co. Ltd.(a)	185,917
5,620	SK Hynix, Inc.	244,873
3,230	SK Innovation Co. Ltd.(a)	276,747
10,384	SK Networks Co. Ltd.(a)	89,350
1,341	SK Telecom Co. Ltd.	354,379
2,027	S-Oil Corp.	112,137
13,548	Woori Bank(a)	109,018

		12,045,612

	United Kingdom - 0.9%
8,600	Rio Tinto Ltd.	385,494

	Total Investments (Cost $40,663,648)(b)-100.0%	40,811,775
	Other assets less liabilities-0.0%	12,675

	Net Assets-100.0%	$40,824,450

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $41,825,410. The net unrealized depreciation was $1,013,635 which consisted of aggregate gross unrealized appreciation of $5,357,121 and aggregate gross unrealized depreciation of $6,370,756.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.0%
33,946	AGL Energy Ltd.	$375,383
55,813	Amcor Ltd.	555,475
179,874	AMP Ltd.	808,244
37,543	APA Group	237,401
224,169	Arrium Ltd.	35,787
50,580	Asciano Ltd.	237,517
6,105	ASX Ltd.	181,328
69,670	Aurizon Holdings Ltd.	268,565
137,459	Australia & New Zealand Banking Group Ltd.	3,532,525
18,456	Bank of Queensland Ltd.	179,801
29,416	Bendigo & Adelaide Bank Ltd.	306,505
231,466	BGP Holdings PLC(a)	0
147,750	BHP Billiton Ltd.	3,366,665
97,327	BHP Billiton PLC	2,109,312
57,351	BlueScope Steel Ltd.(a)	224,650
50,558	Boral Ltd.	220,484
57,570	Brambles Ltd.	475,226
12,380	Caltex Australia Ltd.	322,200
29,509	Coca-Cola Amatil Ltd.	222,907
73,534	Commonwealth Bank of Australia	5,115,448
14,374	Computershare Ltd.	130,183
10,749	Crown Resorts Ltd.	113,926
7,714	CSL Ltd.	528,340
47,099	Dexus Property Group REIT	282,790
42,963	Downer EDI Ltd.	140,856
101,508	DUET Group	197,623
165,078	Fairfax Media Ltd.	115,699
32,068	Fortescue Metals Group Ltd.	58,936
61,703	Goodman Group REIT	294,554
82,170	GPT Group (The) REIT	289,234
18,891	Iluka Resources Ltd.	104,009
116,255	Incitec Pivot Ltd.	326,826
95,838	Insurance Australia Group Ltd.	477,657
16,445	Leighton Holdings Ltd.	264,199
34,379	Lend Lease Group	446,568
18,607	Macquarie Group Ltd.	900,566
129,879	Metcash Ltd.	147,669
204,986	Mirvac Group REIT	308,092
59,567	Myer Holdings Ltd.	72,133
137,853	National Australia Bank Ltd.	3,824,989
64,487	Newcrest Mining Ltd.(a)	680,973
89,456	Novion Property Group REIT	161,620
21,728	Orica Ltd.	306,941
56,121	Origin Energy Ltd.	466,761
54,644	OZ Minerals Ltd.	164,684
251,769	Qantas Airways Ltd.(a)	511,730
119,169	QBE Insurance Group Ltd.	984,639
45,272	Santos Ltd.	277,814
124,834	Scentre Group REIT(a)	369,415
23,447	Sims Metal Management Ltd.	198,479

16,619	Sonic Healthcare Ltd.	$243,828
173,474	Stockland REIT	591,707
96,613	Suncorp Group Ltd.	1,107,494
43,182	Sydney Airport	167,804
61,742	TABCORP Holdings Ltd.	219,733
103,130	Tatts Group Ltd.	310,006
267,689	Telstra Corp. Ltd.	1,355,009
61,439	Toll Holdings Ltd.	296,165
47,320	Transurban Group	339,393
43,892	Treasury Wine Estates Ltd.	168,170
25,353	UGL Ltd.	35,440
51,806	Wesfarmers Ltd.	1,758,592
114,305	Westfield Corp. REIT(a)	877,688
152,983	Westpac Banking Corp.	4,105,410
26,337	Woodside Petroleum Ltd.	703,081
61,433	Woolworths Ltd.	1,520,386
18,632	WorleyParsons Ltd.	139,583

		45,862,817

	Austria - 0.2%
2,747	Andritz AG	148,793
2,127	BUWOG AG	41,572
21,782	Erste Group Bank AG	472,549
6,221	Immoeast AG(a)	0
43,423	Immofinanz AG(a)	99,177
10,615	OMV AG	264,425
6,062	Raiffeisen Bank International AG	71,143
26,685	Telekom Austria AG	174,654
8,916	Voestalpine AG	317,433

		1,589,746

	Belgium - 0.9%
20,498	Ageas	701,563
18,708	Anheuser-Busch InBev NV	2,282,104
14,084	Belgacom SA	524,393
3,226	Colruyt SA	148,764
13,175	Delhaize Group SA	1,094,682
3,454	Groupe Bruxelles Lambert SA	286,206
11,098	KBC Groep NV(a)	597,561
3,170	Solvay SA	433,197
3,842	UCB SA	299,020
8,334	Umicore SA	348,766

		6,716,256

	Canada - 6.5%
5,832	Agnico Eagle Mines Ltd.	197,045
6,495	Agrium, Inc.	694,449
7,913	Aimia, Inc.	85,062
13,746	Alimentation Couche-Tard, Inc., Class B	539,779
4,267	AltaGas Ltd.	144,505
12,909	ARC Resources Ltd.	234,163
3,724	ATCO Ltd., Class I	144,472
35,777	Bank of Montreal	2,057,823
55,502	Bank of Nova Scotia (The)	2,672,781
72,604	Barrick Gold Corp.	930,490
6,469	Baytex Energy Corp.	100,610
15,418	BCE, Inc.	709,645
102,645	Blackberry Ltd.(a)	1,045,110
4,730	Bombardier, Inc., Class A	11,229
135,371	Bombardier, Inc., Class B	309,615
15,999	Bonavista Energy Corp.(b)	75,708
30,154	Brookfield Asset Management, Inc., Class A	1,539,865
14,133	Cameco Corp.	199,297
21,171	Canadian Imperial Bank of Commerce	1,472,344
17,140	Canadian National Railway Co.	1,131,717
42,708	Canadian Natural Resources Ltd.	1,240,871
43,795	Canadian Oil Sands Ltd.	271,139

Schedule of Investments

2,612	Canadian Pacific Railway Ltd.	$456,232
4,285	Canadian Tire Corp. Ltd., Class A	396,040
7,071	Canadian Utilities Ltd., Class A	234,947
7,234	Capital Power Corp.	144,286
20,772	Celestica, Inc.(a)	233,285
44,195	Cenovus Energy, Inc.	838,971
7,252	CGI Group, Inc., Class A(a)	287,975
4,907	CI Financial Corp.	125,389
15,588	Crescent Point Energy Corp.	371,275
30,169	Eldorado Gold Corp.	145,140
3,811	Empire Co. Ltd., Class A	278,022
25,641	Enbridge, Inc.	1,244,689
68,986	Encana Corp.	845,493
18,723	Enerplus Corp.(b)	182,069
1,175	Fairfax Financial Holdings Ltd.	625,518
8,350	Finning International, Inc.	137,965
15,727	First Quantum Minerals Ltd.	143,756
13,672	Fortis, Inc.	451,905
3,500	George Weston Ltd.	278,024
33,847	Goldcorp, Inc.	819,247
18,039	Great-West Lifeco, Inc.	458,249
19,083	Husky Energy, Inc.	411,625
48,378	IAMGOLD Corp.(a)	129,725
4,651	IGM Financial, Inc.	159,967
10,059	Imperial Oil Ltd.	374,768
5,411	Industrial Alliance Insurance & Financial Services, Inc.	172,664
5,636	Intact Financial Corp.	377,467
16,303	Just Energy Group, Inc.	82,933
2,689	Keyera Corp.	159,056
90,138	Kinross Gold Corp.(a)	306,396
34,873	Lightstream Resources Ltd.	20,903
8,255	Loblaw Cos. Ltd.	411,008
9,587	Magna International, Inc.	923,125
102,058	Manulife Financial Corp.	1,640,398
6,012	Metro, Inc.	476,806
16,728	National Bank of Canada	583,260
5,279	Onex Corp.	290,398
8,924	Pembina Pipeline Corp.	277,865
56,606	Pengrowth Energy Corp.	151,789
98,123	Penn West Petroleum Ltd.	148,583
24,683	Potash Corp. of Saskatchewan, Inc.	900,537
35,614	Power Corp. of Canada	860,612
17,941	Power Financial Corp.	485,190
14,159	Precision Drilling Corp.	72,473
7,158	Quebecor, Inc., Class B	179,804
2,825	Restaurant Brands International, Inc.(a)	109,707
7,431	RioCan REIT	172,537
20,888	Rogers Communications, Inc., Class B	744,288
64,471	Royal Bank of Canada	3,647,738
7,950	Saputo, Inc.	229,104
18,359	Shaw Communications, Inc., Class B	424,822
6,559	SNC-Lavalin Group, Inc.	217,521
34,745	Sun Life Financial, Inc.	1,064,861
74,459	Suncor Energy, Inc.	2,225,637
81,863	Talisman Energy, Inc.	618,516
40,626	Teck Resources Ltd., Class B	527,069
10,281	TELUS Corp.	353,444
79,620	Toronto-Dominion Bank (The)	3,177,390
28,466	TransAlta Corp.	249,649
34,193	TransCanada Corp.	1,524,723
9,481	Veresen, Inc.	120,910
3,093	Vermilion Energy, Inc.	136,532
33,668	Yamana Gold, Inc.	139,669

		49,787,665

	China - 0.0%
103,722	Want Want China Holdings Ltd.	$124,680

	Colombia - 0.0%
18,178	Pacific Rubiales Energy Corp.	42,293

	Denmark - 0.7%
224	A.P. Moeller - Maersk A/S, Class A	439,722
457	A.P. Moeller - Maersk A/S, Class B	926,899
4,988	Carlsberg A/S, Class B	366,715
57,410	Danske Bank A/S	1,489,010
6,003	DSV A/S	189,092
3,627	FLSmidth & Co. A/S	153,505
3,505	Jyske Bank A/S(a)	158,808
22,471	Novo Nordisk A/S, Class B	1,006,561
57,033	TDC A/S	422,156
9,569	Vestas Wind Systems A/S(a)	374,962

		5,527,430

	Finland - 1.0%
8,301	Elisa Oyj	220,787
30,584	Fortum Oyj	652,287
6,198	Kesko Oyj, Class B	226,400
8,271	Kone Oyj, Class B	372,870
12,706	Metso Oyj	385,981
13,109	Neste Oil Oyj	362,425
326,093	Nokia Oyj	2,518,822
4,464	Nokian Renkaat Oyj	110,269
4,611	Orion Oyj, Class B	151,988
18,048	Sampo Oyj, Class A	874,120
44,844	Stora Enso Oyj, Class R	435,702
43,029	UPM-Kymmene Oyj	756,989
5,476	Wartsila Oyj Abp	254,159
17,802	YIT Oyj	103,758

		7,426,557

	France - 9.7%
8,132	Accor SA	406,751
1,451	Aeroports de Paris	174,217
36,614	Air France-KLM(a)	324,215
13,112	Air Liquide SA	1,657,179
17,991	Airbus Group NV	958,252
160,997	Alcatel-Lucent(a)	562,109
28,418	Alstom SA(a)	933,829
3,401	Arkema SA	243,704
2,423	AtoS	179,311
164,859	AXA SA	3,879,764
72,676	BNP Paribas SA	3,836,077
24,783	Bouygues SA	885,276
5,210	Bureau Veritas SA	110,676
7,208	Cap Gemini SA	525,204
69,088	Carrefour SA	2,170,862
6,590	Casino Guichard Perrachon SA	600,273
23,672	CGG SA(a)	132,709
2,003	Christian Dior SA	346,954
31,670	Cie de Saint-Gobain SA	1,355,543
10,188	Cie Generale des Etablissements Michelin	997,105
15,164	CNP Assurances	266,773
88,933	Credit Agricole SA	1,060,266
23,190	Danone SA	1,558,873
5,606	Edenred	161,442
4,781	Eiffage SA	233,231
21,553	Electricite de France SA	586,026
3,976	Essilor International SA	444,499
2,231	Eurazeo SA	156,996
5,333	Eutelsat Communications SA	183,219
5,108	Faurecia	206,471

Schedule of Investments

1,959	Fonciere des Regions REIT	$201,146
187,589	GDF Suez	4,175,484
11,806	Groupe Eurotunnel SE	158,604
1,687	ICADE REIT	147,270
3,456	Kering	699,646
4,153	Klepierre REIT	195,941
13,879	Lafarge SA	952,392
11,035	Lagardere SCA	302,346
8,226	Legrand SA	442,782
5,804	L’Oreal SA	1,041,702
7,515	LVMH Moet Hennessy Louis Vuitton SA	1,216,924
62,414	Natixis SA	398,077
2,019	Neopost SA	104,804
4,080	Nexans SA(a)	128,937
344,031	Orange SA	6,064,026
6,453	Pernod Ricard SA	776,250
97,062	Peugeot SA(a)	1,408,004
3,963	Publicis Groupe SA	297,078
12,419	Renault SA	955,910
18,930	Rexel SA	354,602
7,451	Safran SA	497,674
59,038	Sanofi	5,462,959
22,346	Schneider Electric SE	1,689,496
11,698	SCOR SE	365,195
55,523	Societe Generale SA	2,245,240
4,263	Sodexo SA	423,957
26,859	Suez Environnement Co.	494,189
5,050	Technip SA	297,186
2,291	Teleperformance	164,398
5,013	Thales SA	264,744
190,047	Total SA	9,757,867
3,638	Unibail-Rodamco SE REIT	1,026,736
3,373	Valeo SA	478,257
10,053	Vallourec SA	219,739
77,591	Veolia Environnement SA	1,423,249
28,684	Vinci SA	1,516,139
114,646	Vivendi SA	2,721,347
1,673	Wendel SA	187,751
3,949	Zodiac Aerospace	131,326

		74,527,180

	Germany - 8.5%
6,264	adidas AG	432,528
35,598	Allianz SE	5,880,972
7,002	Aurubis AG	380,611
46,115	BASF SE	4,137,060
25,126	Bayer AG	3,630,659
19,998	Bayerische Motoren Werke AG	2,333,402
1,914	Beiersdorf AG	168,037
2,739	Bilfinger SE	143,476
6,948	Brenntag AG	378,852
9,869	Celesio AG	292,338
92,333	Commerzbank AG(a)	1,111,742
3,400	Continental AG	770,032
58,836	Daimler AG	5,343,349
91,918	Deutsche Bank AG	2,676,102
7,890	Deutsche Boerse AG	605,703
25,181	Deutsche Lufthansa AG	427,796
55,811	Deutsche Post AG	1,811,933
294,079	Deutsche Telekom AG	5,072,382
319,322	E.ON Se	4,945,653
3,528	Evonik Industries AG	112,090
5,284	Freenet AG	157,774
7,538	Fresenius Medical Care AG & Co. KGaA	558,351
14,649	Fresenius SE & Co. KGaA	839,097
6,024	GEA Group AG	273,577

4,775	Hannover Rueck SE	$428,051
9,563	HeidelbergCement AG	704,245
2,953	Henkel AG & Co. KGaA	302,408
4,600	Henkel AG & Co. KGaA (Preference Shares)	527,393
3,057	Hochtief AG	212,983
31,676	Infineon Technologies AG	356,626
16,217	K+S AG	512,402
12,344	Kloeckner & Co. SE(a)	127,706
5,286	LANXESS AG	253,810
1,860	Leoni AG	116,427
6,821	Linde AG	1,307,747
1,737	MAN SE	185,074
3,176	Merck KGaA	317,933
22,618	METRO AG(a)	697,041
14,126	Muenchener Rueckversicherungs-Gesellschaft AG	2,837,407
4,006	Osram Licht AG(a)	184,801
5,339	Porsche Automobil Holding SE (Preference Shares)	448,606
9,911	ProSiebenSat.1 Media AG	439,981
76,440	RWE AG	2,122,828
6,335	Salzgitter AG	173,321
17,940	SAP SE	1,171,341
40,287	Siemens AG	4,227,955
6,311	Suedzucker AG	79,228
3,053	Symrise AG	200,233
4,648	Talanx AG	141,668
23,290	Telefonica Deutschland Holding AG	129,568
44,917	ThyssenKrupp AG(a)	1,170,354
16,109	TUI AG(a)	277,748
17,755	TUI AG - DI(a)	313,862
2,155	Volkswagen AG	479,431
10,785	Volkswagen AG (Preference Shares)	2,413,378

		65,345,072

	Greece - 0.1%
16,774	Hellenic Telecommunications Organization SA(a)	138,557
27,737	OPAP SA	234,749
16,034	Public Power Corp. SA(a)	86,849

		460,155

	Hong Kong - 2.0%
271,088	AIA Group Ltd.	1,582,120
44,506	Bank of East Asia Ltd. (The)	184,835
177,322	BOC Hong Kong (Holdings) Ltd.	623,218
76,949	Cathay Pacific Airways Ltd.	179,635
63,172	Cheung Kong (Holdings) Ltd.	1,209,934
70,532	CLP Holdings Ltd.	629,510
155,734	Esprit Holdings Ltd.	175,753
364,320	Global Brands Group Holding Ltd.(a)	69,073
111,370	Hang Lung Properties Ltd.	328,220
26,043	Hang Seng Bank Ltd.	456,143
66,651	Henderson Land Development Co. Ltd.	476,241
148,801	Hong Kong & China Gas Co. Ltd.	341,615
16,496	Hong Kong Exchanges & Clearing Ltd.	379,989
33,558	Hongkong Land Holdings Ltd.	248,665
115,093	Hutchison Whampoa Ltd.	1,527,478
6,231	Jardine Matheson Holdings Ltd.	399,220
7,223	Jardine Strategic Holdings Ltd.	253,022
49,891	Kerry Properties Ltd.	176,956
364,320	Li & Fung Ltd.	361,343
92,095	Link (The) REIT	623,600
55,013	MTR Corp. Ltd.	244,436
332,769	New World Development Co. Ltd.	397,433
536,620	Noble Group Ltd.	422,364

Schedule of Investments

40,903	Power Assets Holdings Ltd.	$428,900
24,806	Sands China Ltd.	121,737
147,369	Sino Land Co. Ltd.	247,093
90,410	Sun Hung Kai Properties Ltd.	1,476,253
36,793	Swire Pacific Ltd., Class A	494,000
62,354	Swire Properties Ltd.	200,653
85,737	Wharf Holdings Ltd. (The)	696,658
52,162	Yue Yuen Industrial (Holdings) Ltd.	194,093

		15,150,190

	India - 0.0%
18,327	Vedanta Resources PLC	102,780

	Indonesia - 0.0%
444,061	Golden Agri-Resources Ltd.	137,836

	Ireland - 0.3%
1,267,921	Bank of Ireland(a)	383,451
48,351	CRH PLC	1,164,073
5,664	DCC PLC	300,119
3,339	Kerry Group PLC	241,974
5,124	Shire PLC	373,551
8,953	Smurfit Kappa Group PLC	220,852

		2,684,020

	Israel - 0.4%
47,213	Bank Hapoalim BM	210,453
87,619	Bank Leumi Le-Israel(a)	293,034
249,116	Bezeq Israeli Telecommunication Corp. Ltd.	398,489
43,226	Israel Chemicals Ltd.	311,372
34,790	Teva Pharmaceutical Industries Ltd.	1,984,101

		3,197,449

	Italy - 3.3%
172,512	A2A SpA	164,303
109,566	Assicurazioni Generali SpA	2,312,064
16,400	Atlantia SpA	422,505
289,090	Banca Monte dei Paschi di Siena SpA(a)	130,489
34,245	Banca Popolare dell’Emilia Romagna SC(a)	231,669
458,333	Banca Popolare di Milano Scarl(a)	368,251
38,449	Banco Popolare SC(a)	486,811
58,441	Enel Green Power SpA	115,540
918,457	Enel SpA	4,151,951
308,272	Eni SpA	5,183,258
54,739	Finmeccanica SpA(a)	598,554
958,650	Intesa Sanpaolo SpA	2,810,488
3,669	Luxottica Group SpA	218,400
68,468	Mediaset SpA(a)	311,678
31,422	Mediobanca SpA	272,673
14,726	Pirelli & C. SpA	209,049
10,866	Prysmian SpA	201,093
22,399	Saipem SpA(a)	202,968
111,697	Snam SpA	546,529
1,720,023	Telecom Italia SpA(a)	2,005,012
967,333	Telecom Italia SpA RSP	913,113
69,621	Terna-Rete Elettrica Nationale SpA	304,985
79,464	UBI Banca-Unione di Banche Italiane ScpA	547,891
489,036	UniCredit SpA	2,888,950
21,880	Unipol Gruppo Finanziario SpA	110,366
26,778	Unipol Gruppo Finanziario SpA (Preference Shares)	136,765

		25,845,355

	Japan - 22.5%
88,494	Aeon Co. Ltd.	941,329
12,418	Air Water, Inc.	215,556
19,463	Aisin Seiki Co. Ltd.	686,793
36,254	Ajinomoto Co., Inc.	752,610

18,312	Alfresa Holdings Corp.	$219,030
13,040	Alps Electric Co. Ltd.	274,976
20,094	Amada Co. Ltd.	184,749
100,180	ANA Holdings, Inc.	278,200
144,166	Asahi Glass Co. Ltd.	773,205
24,088	Asahi Group Holdings Ltd.	797,499
108,123	Asahi Kasei Corp.	1,078,791
89,604	Astellas Pharma, Inc.	1,395,569
9,318	Bandai Namco Holdings, Inc.	190,302
24,612	Bank of Kyoto Ltd. (The)	208,269
88,512	Bank of Yokohama Ltd. (The)	482,101
4,254	Benesse Holdings, Inc.	127,658
32,229	Bridgestone Corp.	1,299,970
16,852	Brother Industries Ltd.	291,806
85,493	Canon, Inc.	2,722,399
12,994	Casio Computer Co. Ltd.	205,643
11,528	Central Japan Railway Co.	1,994,202
54,116	Chiba Bank Ltd. (The)	368,559
54,982	Chubu Electric Power Co., Inc.(a)	731,127
7,476	Chugai Pharmaceutical Co. Ltd.	224,347
25,503	Chugoku Electric Power Co., Inc. (The)	355,194
125,388	Cosmo Oil Co. Ltd.	169,725
11,123	Credit Saison Co. Ltd.	189,573
53,802	Dai Nippon Printing Co. Ltd.	488,026
21,856	Daicel Corp.	274,444
30,412	Daido Steel Co. Ltd.	120,131
21,508	Daihatsu Motor Co. Ltd.	302,117
98,758	Dai-ichi Life Insurance Co. Ltd. (The)	1,340,146
51,456	Daiichi Sankyo Co. Ltd.	750,386
9,324	Daikin Industries Ltd.	656,843
4,789	Daito Trust Construction Co. Ltd.	537,139
40,664	Daiwa House Industry Co. Ltd.	756,922
49,813	Daiwa Securities Group, Inc.	365,758
45,380	Denki Kagaku Kogyo Kabushiki Kaisha	180,415
18,603	Denso Corp.	831,604
12,317	Dentsu, Inc.	510,652
84,830	DIC Corp.	212,319
27,687	East Japan Railway Co.	2,151,980
24,346	Ebara Corp.	94,719
17,129	Eisai Co. Ltd.	858,601
13,149	Electric Power Development Co. Ltd.	482,460
3,152	FamilyMart Co. Ltd.	137,388
3,739	FANUC Corp.	633,114
760	Fast Retailing Co. Ltd.	284,810
40,848	Fuji Electric Co. Ltd.	176,655
17,978	Fuji Heavy Industries Ltd.	657,579
38,467	FUJIFILM Holdings Corp.	1,309,250
39,716	Fujikura Ltd.	166,688
209,759	Fujitsu Ltd.	1,117,143
89,703	Fukuoka Financial Group, Inc.	452,085
108,273	Furukawa Electric Co. Ltd.	181,584
30,798	Gunma Bank Ltd. (The)	204,245
23,092	Hakuhodo DY Holdings, Inc.	231,972
59,795	Hankyu Hanshin Holdings, Inc.	334,443
24,238	Haseko Corp.	199,120
12,922	Hino Motors Ltd.	185,362
9,852	Hitachi Chemical Co. Ltd.	200,370
9,182	Hitachi Construction Machinery Co. Ltd.	172,126
407,948	Hitachi Ltd.	3,116,262
24,912	Hokkaido Electric Power Co., Inc.(a)	202,325
76,263	Hokuhoku Financial Group, Inc.	158,415
11,280	Hokuriku Electric Power Co.	160,464
131,165	Honda Motor Co. Ltd.	3,998,654
19,129	Hoya Corp.	748,940
9,222	Ibiden Co. Ltd.	140,059

Schedule of Investments

12,059	Idemitsu Kosan Co. Ltd.	$202,652
92,443	IHI Corp.	487,930
76,936	Inpex Corp.	854,080
34,080	Isetan Mitsukoshi Holdings Ltd.	487,417
34,935	Isuzu Motors Ltd.	470,350
142,307	ITOCHU Corp.	1,453,781
23,095	J Front Retailing Co. Ltd.	297,080
11,197	Japan Airlines Co. Ltd.	382,241
29,020	Japan Steel Works Ltd. (The)	116,856
36,234	Japan Tobacco, Inc.	997,117
56,362	JFE Holdings, Inc.	1,253,049
8,540	JGC Corp.	175,467
33,584	Joyo Bank Ltd. (The)	170,400
11,604	JSR Corp.	206,761
16,798	JTEKT Corp.	280,860
286,565	JX Holdings, Inc.	1,063,168
106,703	Kajima Corp.	426,031
15,274	Kamigumi Co. Ltd.	153,826
25,694	Kaneka Corp.	158,147
105,579	Kanematsu Corp.	151,899
70,320	Kansai Electric Power Co., Inc. (The)(a)	684,253
22,829	Kao Corp.	1,006,913
102,942	Kawasaki Heavy Industries Ltd.	498,651
104,920	Kawasaki Kisen Kaisha Ltd.	303,689
28,202	KDDI Corp.	2,007,860
20,718	Keikyu Corp.	162,619
35,676	Keio Corp.	292,782
10,044	Kewpie Corp.	234,287
552	Keyence Corp.	260,763
13,536	Kinden Corp.	161,559
102,856	Kintetsu Corp.	364,263
78,561	Kirin Holdings Co. Ltd.	1,063,398
426,637	Kobe Steel Ltd.	755,463
8,071	Koito Manufacturing Co. Ltd.	265,563
57,359	Komatsu Ltd.	1,138,732
41,932	Konica Minolta, Inc.	466,209
5,430	K’s Holdings Corp.	160,406
45,048	Kubota Corp.	676,305
25,954	Kuraray Co. Ltd.	328,775
7,702	Kurita Water Industries Ltd.	165,560
18,472	Kyocera Corp.	821,502
15,997	Kyowa Hakko Kirin Co. Ltd.	183,578
30,730	Kyushu Electric Power Co., Inc.(a)	299,020
3,283	Lawson, Inc.	215,764
16,398	LIXIL Group Corp.	322,613
4,252	Makita Corp.	190,764
205,829	Marubeni Corp.	1,145,101
20,898	Marui Group Co. Ltd.	219,361
23,171	Mazda Motor Corp.	482,791
20,712	Medipal Holdings Corp.	243,681
6,084	MEIJI Holdings Co. Ltd.	673,842
169,676	Mitsubishi Chemical Holdings Corp.	887,056
141,619	Mitsubishi Corp.	2,493,237
113,581	Mitsubishi Electric Corp.	1,330,986
33,147	Mitsubishi Estate Co. Ltd.	672,591
29,406	Mitsubishi Gas Chemical Co., Inc.	134,181
201,357	Mitsubishi Heavy Industries Ltd.	1,122,964
145,065	Mitsubishi Materials Corp.	461,876
39,116	Mitsubishi Motors Corp.	334,333
13,344	Mitsubishi Tanabe Pharma Corp.	212,432
1,065,835	Mitsubishi UFJ Financial Group, Inc.	5,737,262
167,352	Mitsui & Co. Ltd.	2,147,018
156,704	Mitsui Chemicals, Inc.	462,915
108,095	Mitsui Engineering & Shipbuilding Co. Ltd.	177,605
27,890	Mitsui Fudosan Co. Ltd.	712,416

61,874	Mitsui Mining & Smelting Co. Ltd.	$130,633
147,851	Mitsui OSK Lines Ltd.	503,473
1,687,117	Mizuho Financial Group, Inc.	2,786,368
47,335	MS&AD Insurance Group Holdings, Inc.	1,164,385
5,590	Murata Manufacturing Co. Ltd.	610,086
64,260	Nagoya Railroad Co. Ltd.	253,834
328,583	NEC Corp.	934,293
8,410	NGK Insulators Ltd.	171,257
8,214	NGK Spark Plug Co. Ltd.	246,144
18,749	NH Foods Ltd.	466,231
13,640	NHK Spring Co. Ltd.	124,364
35,912	Nichirei Corp.	191,690
5,218	Nidec Corp.	358,661
21,292	Nikon Corp.	272,619
7,702	Nintendo Co. Ltd.	749,448
69,257	Nippon Electric Glass Co. Ltd.	360,833
99,668	Nippon Express Co. Ltd.	586,307
17,694	Nippon Paper Industries Co. Ltd.	281,080
159,129	Nippon Sheet Glass Co. Ltd.(a)	147,662
584,963	Nippon Steel & Sumitomo Metal Corp.	1,381,920
51,914	Nippon Telegraph & Telephone Corp.	3,102,510
228,915	Nippon Yusen Kabushiki Kaisha	685,975
255,766	Nissan Motor Co. Ltd.	2,213,307
21,864	Nisshin Seifun Group, Inc.	269,891
3,566	Nissin Foods Holdings Co. Ltd.	193,684
9,278	Nitto Denko Corp.	559,610
9,690	NOK Corp.	282,125
155,835	Nomura Holdings, Inc.	841,760
7,780	Nomura Real Estate Holdings, Inc.	132,200
24,723	NSK Ltd.	294,028
59,469	NTN Corp.	258,198
8,614	NTT Data Corp.	331,096
105,916	NTT DoCoMo, Inc.	1,807,871
63,775	Obayashi Corp.	407,739
27,758	Odakyu Electric Railway Co. Ltd.	272,228
104,020	OJI Holdings Corp.	395,837
8,786	Olympus Corp.(a)	308,163
6,242	OMRON Corp.	252,677
2,485	Ono Pharmaceutical Co. Ltd.	264,440
1,334	Oriental Land Co. Ltd.	323,833
50,807	ORIX Corp.	591,267
169,105	Osaka Gas Co. Ltd.	671,727
19,209	Otsuka Holdings Co. Ltd.	598,109
182,805	Panasonic Corp.	2,104,051
32,198	Rengo Co. Ltd.	136,231
145,385	Resona Holdings, Inc.	728,256
67,966	Ricoh Co. Ltd.	669,448
5,590	Rohm Co. Ltd.	364,053
3,680	Sankyo Co. Ltd.	132,989
3,168	Santen Pharmaceutical Co. Ltd.	198,497
45,512	Sapporo Holdings Ltd.	193,338
11,528	SBI Holdings, Inc.	124,932
9,285	Secom Co. Ltd.	543,354
9,020	Sega Sammy Holdings, Inc.	118,408
8,830	Seiko Epson Corp.	362,702
15,002	Seino Holdings Co. Ltd.	164,624
32,143	Sekisui Chemical Co. Ltd.	354,089
42,185	Sekisui House Ltd.	548,030
47,780	Seven & I Holdings Co. Ltd.	1,764,319
239,322	Sharp Corp.(a)	472,674
15,940	Shikoku Electric Power Co., Inc.(a)	201,922
1,828	Shimamura Co. Ltd.	163,557
1,864	Shimano, Inc.	248,502
66,555	Shimizu Corp.	463,474
20,091	Shin-Etsu Chemical Co. Ltd.	1,342,308

Schedule of Investments

83,227	Shinsei Bank Ltd.	$152,333
14,082	Shionogi & Co. Ltd.	426,182
23,610	Shiseido Co. Ltd.	381,490
38,227	Shizuoka Bank Ltd. (The)	352,769
233,128	Showa Denko K.K.	299,684
33,978	Showa Shell Sekiyu K.K.	334,096
1,290	SMC Corp.	349,996
22,036	SoftBank Corp.	1,306,233
301,177	Sojitz Corp.	392,288
40,222	Sompo Japan Nipponkoa Holdings, Inc.	1,129,976
144,551	Sony Corp.	3,413,651
10,588	Sony Financial Holdings, Inc.	148,637
7,338	Stanley Electric Co. Ltd.	165,295
168,390	Sumitomo Chemical Co. Ltd.	670,894
124,305	Sumitomo Corp.	1,236,013
57,414	Sumitomo Electric Industries Ltd.	747,826
13,536	Sumitomo Forestry Co. Ltd.	126,988
55,367	Sumitomo Heavy Industries Ltd.	303,077
37,999	Sumitomo Metal Mining Co. Ltd.	549,290
85,558	Sumitomo Mitsui Financial Group, Inc.	2,906,561
173,035	Sumitomo Mitsui Trust Holdings, Inc.	613,537
13,642	Sumitomo Realty & Development Co. Ltd.	439,577
16,058	Sumitomo Rubber Industries Ltd.	252,083
4,170	Suntory Beverage & Food Ltd.	147,147
5,022	Suzuken Co. Ltd.	142,582
30,727	Suzuki Motor Corp.	982,511
61,640	T&D Holdings, Inc.	702,905
77,321	Taiheiyo Cement Corp.	228,412
88,110	Taisei Corp.	515,316
2,185	Taisho Pharmaceutical Holdings Co. Ltd.	139,696
20,420	Taiyo Nippon Sanso Corp.	246,504
27,682	Takashimaya Co. Ltd.	244,381
47,433	Takeda Pharmaceutical Co. Ltd.	2,383,663
10,438	TDK Corp.	658,456
141,938	Teijin Ltd.	426,545
14,152	Terumo Corp.	354,327
65,812	Tobu Railway Co., Ltd.	318,233
33,905	Tohoku Electric Power Co., Inc.	430,650
49,776	Tokio Marine Holdings, Inc.	1,754,332
44,294	Tokuyama Corp.	99,550
424,416	Tokyo Electric Power Co., Inc.(a)	1,813,790
6,462	Tokyo Electron Ltd.	466,283
192,427	Tokyo Gas Co. Ltd.	1,157,036
86,423	Tokyu Corp.	576,080
42,281	TonenGeneral Sekiyu K.K.	376,143
55,468	Toppan Printing Co. Ltd.	373,989
100,110	Toray Industries, Inc.	860,350
451,661	Toshiba Corp.	1,824,870
66,297	Tosoh Corp.	361,779
14,925	TOTO Ltd.	166,320
15,626	Toyo Seikan Group Holdings Ltd.	202,999
4,547	Toyo Suisan Kaisha Ltd.	161,612
88,114	Toyobo Co. Ltd.	119,271
7,272	Toyoda Gosei Co. Ltd.	161,579
9,896	Toyota Industries Corp.	538,334
132,275	Toyota Motor Corp.	8,608,882
35,975	Toyota Tsusho Corp.	861,207
150,125	Ube Industries Ltd.	226,213
7,516	Unicharm Corp.	209,263
36,344	UNY Group Holdings Co. Ltd.	210,084
18,823	West Japan Railway Co.	973,960
173,056	Yamada Denki Co. Ltd.	648,233
17,106	Yamaguchi Financial Group, Inc.	179,557
11,864	Yamaha Corp.	174,832
22,062	Yamaha Motor Co. Ltd.	490,580

23,364	Yamato Holdings Co. Ltd.	$532,659
17,106	Yamazaki Baking Co. Ltd.	253,535
20,997	Yokohama Rubber Co. Ltd. (The)	199,486

		173,096,881

	Luxembourg - 0.3%
6,750	APERAM SA(a)	177,020
159,874	ArcelorMittal SA	1,526,809
11,994	SES SA, Class A FDR	437,101
18,428	Tenaris SA	259,522

		2,400,452

	Netherlands - 4.1%
191,353	Aegon NV	1,369,227
12,812	Akzo Nobel NV	927,028
3,912	ASML Holding NV	411,784
15,622	Delta Lloyd NV	295,809
4,632	Fugro NV CVA	100,515
6,138	Heineken Holding NV	402,772
10,896	Heineken NV	814,952
270,101	ING Groep NV CVA(a)	3,389,327
368,524	Koninklijke (Royal) KPN NV	1,142,370
45,881	Koninklijke Ahold NV	830,203
36,992	Koninklijke BAM Groep NV	111,831
3,662	Koninklijke Boskalis Westminster NV	162,506
10,858	Koninklijke DSM NV	578,573
49,018	Koninklijke Philips Electronics NV	1,357,692
4,707	Nutreco NV	239,288
96,629	PostNL NV(a)	351,657
5,453	Randstad Holding NV	288,750
353,783	Royal Dutch Shell PLC, Class A	10,722,581
225,525	Royal Dutch Shell PLC, Class B	7,128,281
3,854	Royal Imtech NV(a)	17,962
10,964	SBM Offshore NV(a)	119,851
25,962	TNT Express NV	170,625
13,821	Wolters Kluwer NV	414,004

		31,347,588

	New Zealand - 0.1%
35,340	Fletcher Building Ltd.	214,945
178,901	Spark New Zealand Ltd.	428,493

		643,438

	Norway - 0.7%
10,014	Akastor ASA	24,549
10,014	AKER Solutions ASA(a)(c)	48,891
54,697	DNB ASA	792,526
7,671	Gjensidige Forsikring ASA	129,161
17,919	Marine Harvest ASA	234,666
98,311	Norsk Hydro ASA	578,412
60,794	Orkla ASA	447,886
19,523	Petroleum Geo-Services ASA	105,846
299,145	REC Silicon ASA(a)	64,187
18,952	Seadrill Ltd.	201,367
98,732	Statoil ASA	1,635,661
28,303	Storebrand ASA(a)	85,451
30,832	Telenor ASA	661,552
11,303	Yara International ASA	587,280

		5,597,435

	Portugal - 0.1%
1,766,161	Banco Comercial Portugues SA(a)	125,561
169,469	EDP-Energias de Portugal SA	645,808
16,524	Galp Energia SGPS SA	174,606
9,182	Jeronimo Martins SGPS SA	99,035
156,500	Portugal Telecom SGPS SA	111,436

		1,156,446

	Singapore - 0.9%
85,682	Ascendas REIT	155,774
139,770	CapitaLand Ltd.	359,471

Schedule of Investments

109,148	CapitaMall Trust REIT	$168,590
93,539	ComfortDelGro Corp. Ltd.	198,401
81,903	DBS Group Holdings Ltd.	1,197,887
75,536	Global Logistic Properties Ltd.	141,236
427,299	Hutchison Port Holdings Trust	305,519
6,052	Jardine Cycle & Carriage Ltd.	189,195
72,643	Keppel Corp. Ltd.	467,071
106,274	Oversea-Chinese Banking Corp. Ltd.	816,828
42,986	SembCorp Industries Ltd.	136,922
42,840	SembCorp Marine Ltd.	94,982
17,469	Singapore Airlines Ltd.	163,316
59,590	Singapore Press Holdings Ltd.	181,884
47,500	Singapore Technologies Engineering Ltd.	117,951
365,273	Singapore Telecommunications Ltd.	1,101,407
49,829	United Overseas Bank Ltd.	853,622
145,474	Wilmar International Ltd.	346,187

		6,996,243

	South Africa - 0.1%
31,966	Investec PLC	268,855
17,253	Mondi PLC	308,097

		576,952

	South Korea - 3.7%
15,071	BS Financial Group, Inc.(a)	190,868
1,666	CJ Corp.(a)	262,788
2,409	Daelim Industrial Co. Ltd.(a)	121,155
6,246	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	111,373
3,870	Dongbu Insurance Co. Ltd.(a)	188,263
4,576	Doosan Heavy Industries & Construction Co. Ltd.(a)	97,495
11,585	Doosan Infracore Co. Ltd.(a)	108,053
1,203	E-Mart Co. Ltd.	228,808
5,134	GS Engineering & Construction Corp.(a)	117,599
6,609	GS Holdings Corp.(a)	252,007
20,298	Hana Financial Group, Inc.	599,511
5,068	Hanwha Corp.(a)	126,978
3,257	Hyosung Corp.(a)	216,220
4,168	Hyundai Engineering & Construction Co. Ltd.(a)	166,362
4,042	Hyundai Heavy Industries Co. Ltd.(a)	417,654
6,447	Hyundai Marine & Fire Insurance Co. Ltd.(a)	153,865
2,318	Hyundai Mobis Co. Ltd.(a)	525,662
9,895	Hyundai Motor Co.	1,533,653
4,235	Hyundai Steel Co.	255,200
20,149	Industrial Bank of Korea(a)	238,597
28,924	KB Financial Group, Inc.(a)	973,302
15,906	Kia Motors Corp.	669,053
34,000	Korea Electric Power Corp.(a)	1,343,087
3,474	Korea Gas Corp.(a)	143,585
5,577	Korean Air Lines Co. Ltd.(a)	242,234
22,079	KT Corp.(a)	604,669
5,968	KT&G Corp.	437,668
2,380	Kwangju Bank Ltd.(a)	19,434
3,638	Kyongnam Bank(a)	36,260
2,494	LG Chem Ltd.	452,687
6,309	LG Corp.(a)	357,102
25,123	LG Display Co. Ltd.	828,168
16,000	LG Electronics, Inc.	889,539
6,899	LG International Corp.	231,838
18,262	LG Uplus Corp.	202,058
887	Lotte Chemical Corp.(a)	141,534
889	Lotte Shopping Co. Ltd.(a)	193,066
2,215	LS Corp.(a)	97,524
960	OCI Co. Ltd.(a)	68,647

7,051	POSCO	$1,627,997
8,766	Samsung C&T Corp.	447,278
3,327	Samsung Electro-Mechanics Co. Ltd.	203,830
4,529	Samsung Electronics Co. Ltd.	5,652,967
2,318	Samsung Engineering Co. Ltd.(a)	80,545
2,221	Samsung Fire & Marine Insurance Co. Ltd.	599,118
11,204	Samsung Heavy Industries Co. Ltd.	183,387
4,586	Samsung Life Insurance Co. Ltd.	471,768
1,678	Samsung SDI Co. Ltd.	197,935
30,848	Shinhan Financial Group Co. Ltd.(a)	1,269,349
688	Shinsegae Co. Ltd.	101,287
1,877	SK C&C Co. Ltd.(a)	403,342
2,795	SK Holdings Co. Ltd.(a)	437,038
13,234	SK Hynix, Inc.	576,628
7,623	SK Innovation Co. Ltd.(a)	653,141
24,478	SK Networks Co. Ltd.(a)	210,624
3,170	SK Telecom Co. Ltd.	837,719
4,706	S-Oil Corp.	260,345
31,461	Woori Bank(a)	253,161

		28,311,025

	Spain - 4.2%
918	Abengoa SA, Class A	2,916
46,227	Abengoa SA, Class B	136,150
23,864	Abertis Infraestructuras SA	467,763
3,663	Acciona SA(a)	262,271
20,672	ACS Actividades de Construccion y Servicios SA	719,881
7,439	Amadeus IT Holding SA	298,762
413,861	Banco Bilbao Vizcaya Argentaria SA	3,549,364
186,021	Banco de Sabadell SA	471,050
84,287	Banco Popular Espanol SA	357,057
1,304,886	Banco Santander SA	8,776,095
82,317	Bankia SA(a)	107,753
29,910	Bankinter SA	208,216
93,064	CaixaBank SA	405,790
35,968	Distribuidora Internacional de Alimentacion SA	233,300
9,663	Enagas SA	306,409
10,031	Endesa SA	200,185
27,302	Ferrovial SA	541,775
9,456	Fomento de Construcciones y Contratas SA(a)	117,270
13,559	Gamesa Corp. Tecnologica SA(a)	134,921
22,084	Gas Natural SDG SA	518,351
402,583	Iberdrola SA	2,783,919
22,010	Inditex SA	649,120
7,743	Indra Sistemas SA	79,189
96,819	Mapfre SA	326,128
4,284	Red Electrica Corp. SA	365,278
111,622	Repsol SA	1,975,681
534,241	Telefonica SA	8,021,112

		32,015,706

	Sweden - 2.0%
8,599	Alfa Laval AB	159,871
6,927	Assa Abloy AB, Class B	378,737
18,738	Atlas Copco AB, Class A	555,631
11,652	Atlas Copco AB, Class B	319,314
20,659	Boliden AB	324,153
16,984	Electrolux AB, Class B	526,204
5,384	Getinge AB, Class B	132,966
26,500	Hennes & Mauritz AB, Class B	1,092,361
4,724	Hexagon AB, Class B	149,901
4,213	Industrivarden AB, Class A	79,040
2,417	Industrivarden AB, Class C	43,125
9,975	Meda AB	140,718

Schedule of Investments

109	NCC AB, Class A	$3,525
6,227	NCC AB, Class B	201,659
152,751	Nordea Bank AB	1,944,367
14,452	Ratos AB, Class B	90,407
53,375	Sandvik AB	560,046
27,550	Securitas AB, Class B	336,030
54,199	Skandinaviska Enskilda Banken AB, Class A	654,520
30,684	Skanska AB, Class B	680,634
18,291	SKF AB, Class B	432,265
24,096	SSAB AB, Class A(a)	117,269
10,861	SSAB AB, Class B(a)	46,858
24,717	Svenska Cellulosa (SCA) AB, Class B	598,171
19,777	Svenska Handelsbanken AB, Class A	939,070
38,309	Swedbank AB	928,961
6,055	Swedish Match AB	197,260
27,506	Tele2 AB, Class B	311,387
145,109	Telefonaktiebolaget LM Ericsson, Class B	1,769,911
138,204	TeliaSonera AB	852,869
8,596	Trelleborg AB, Class B	155,659
83,277	Volvo AB, Class B	975,472

		15,698,361

	Switzerland - 5.5%
91,037	ABB Ltd.	1,752,367
6,473	Adecco SA	484,745
2,562	Aryzta AG	192,557
3,276	Baloise Holding AG	427,281
2	Chocoladefabriken Lindt & Sprungli AG	125,830
14	Chocoladefabriken Lindt & Sprungli AG NVTG	72,979
13,860	Clariant AG	222,953
10,272	Coca-Cola HBC AG	165,229
7,956	Compagnie Financiere Richemont SA	661,955
80,916	Credit Suisse Group AG	1,710,577
807	Geberit AG	276,470
240	Georg Fischer AG	143,862
224	Givaudan SA	409,265
539,584	Glencore PLC	2,017,090
310	Helvetia Holding AG	158,192
13,280	Holcim Ltd.	930,271
6,018	Julius Baer Group Ltd.	245,940
1,830	Kuehne + Nagel International AG	251,810
2,118	Lonza Group AG	251,384
106,518	Nestle SA	8,156,288
76,864	Novartis AG	7,531,427
16,366	Roche Holding AG	4,422,138
570	Schindler Holding AG	83,017
1,209	Schindler Holding AG NVTG	179,500
137	SGS SA	260,584
53	Sika AG	181,573
1,050	Sonova Holding AG	138,204
46,460	STMicroelectronics NV	387,966
1,069	Sulzer AG	113,575
925	Swatch Group AG (The)	67,763
602	Swatch Group AG (The)-BR	240,067
2,771	Swiss Life Holding AG	619,225
22,067	Swiss Re AG	1,993,117
1,009	Swisscom AG	591,659
3,011	Syngenta AG	979,176
92,046	UBS Group AG(a)	1,539,686
12,692	Zurich Insurance Group AG	4,212,963

		42,198,685

	United Kingdom - 15.9%
20,226	3i Group PLC	139,524
21,383	Aberdeen Asset Management PLC	140,568

7,573	Admiral Group PLC	$164,694
6,250	Aggreko PLC	145,872
13,006	Amec Foster Wheeler PLC	155,781
30,131	Amlin PLC	220,567
95,109	Anglo American PLC	1,589,857
19,780	Antofagasta PLC	193,099
7,926	Associated British Foods PLC	369,383
64,657	AstraZeneca PLC	4,605,851
276,396	Aviva PLC	2,191,830
9,276	Babcock International Group PLC	140,152
217,795	BAE Systems PLC	1,660,065
71,389	Balfour Beatty PLC	238,027
1,297,001	Barclays PLC	4,561,164
30,943	Barratt Developments PLC	213,034
132,731	BG Group PLC	1,768,024
1,864,635	BP PLC	11,886,708
70,956	British American Tobacco PLC	3,998,464
31,033	British Land Co. PLC (The) REIT	386,617
288,514	BT Group PLC	1,810,842
11,263	Bunzl PLC	320,895
8,589	Burberry Group PLC	223,038
277,090	Cable & Wireless Communications PLC	208,081
16,789	Capita PLC	281,908
38,602	Carillion PLC	198,569
25,853	Catlin Group Ltd.	270,636
382,105	Centrica PLC	1,686,070
44,272	Cobham PLC	217,230
60,735	Compass Group PLC	1,049,918
113,380	Debenhams PLC	128,140
61,352	Diageo PLC	1,815,249
84,956	Direct Line Insurance Group PLC	398,736
19,552	Drax Group PLC	105,861
29,276	DS Smith PLC	139,340
24,704	Experian PLC	435,218
148,122	Fiat Chrysler Automobiles NV(a)	1,955,635
122,494	FirstGroup PLC(a)	183,238
115,270	Friends Life Group Ltd.	689,726
109,464	G4S PLC	468,880
49,368	GKN PLC	273,302
208,985	GlaxoSmithKline PLC	4,604,542
10,324	Greene King PLC	130,325
30,893	Hammerson PLC REIT	319,452
80,831	Hays PLC	188,413
12,323	Hiscox Ltd.	135,941
105,844	Home Retail Group PLC	305,535
1,281,209	HSBC Holdings PLC	11,730,220
32,662	ICAP PLC	229,382
8,711	IMI PLC	166,940
47,936	Imperial Tobacco Group PLC	2,249,127
24,539	Inchcape PLC	256,696
17,078	Indivior PLC(a)	44,630
25,323	Informa PLC	194,727
16,895	Inmarsat PLC	211,624
7,052	InterContinental Hotels Group PLC	281,943
19,816	Intermediate Capital Group PLC	146,725
53,539	International Consolidated Airlines Group SA(a)	437,834
2,988	Intertek Group PLC	102,902
38,228	Intu Properties PLC REIT	209,563
63,883	ITV PLC	211,081
136,245	J Sainsbury PLC	522,616
16,330	John Wood Group PLC	140,044
8,582	Johnson Matthey PLC	420,320
57,614	KAZ Minerals PLC(a)	173,753
122,443	Kingfisher PLC	630,400

Schedule of Investments

62,516	Ladbrokes PLC	$109,103
14,083	Lancashire Holdings Ltd.	129,128
31,703	Land Securities Group PLC REIT	606,612
281,238	Legal & General Group PLC	1,131,587
2,082,018	Lloyds Banking Group PLC(a)	2,306,151
282,572	Man Group PLC	760,516
94,853	Marks & Spencer Group PLC	690,075
28,341	Meggitt PLC	229,427
189,258	National Grid PLC	2,659,128
3,015	Next PLC	327,617
331,206	Old Mutual PLC	1,035,667
44,285	Pearson PLC	898,573
18,028	Pennon Group PLC	240,573
6,389	Persimmon PLC	152,763
8,896	Petrofac Ltd.	94,328
5,284	Provident Financial PLC	209,273
93,698	Prudential PLC	2,279,746
17,078	Reckitt Benckiser Group PLC	1,444,065
13,526	Reed Elsevier NV	331,827
23,174	Reed Elsevier PLC	402,346
69,334	Rentokil Initial PLC	125,897
44,324	Rexam PLC	282,924
20,343	Rio Tinto Ltd.	911,872
57,375	Rio Tinto PLC	2,520,518
63,561	Rolls-Royce Holdings PLC	851,046
174,639	Royal Bank of Scotland Group PLC(a)	950,541
103,195	RSA Insurance Group PLC(a)	704,113
26,272	SABMiller PLC	1,430,547
36,019	Sage Group PLC (The)	259,774
2,361	Schroders PLC	102,763
37,364	Segro PLC REIT	231,427
34,370	Serco Group PLC	79,702
12,883	Severn Trent PLC	416,390
29,515	SKY PLC	411,369
22,983	Smith & Nephew PLC	411,112
14,557	Smiths Group PLC	246,398
78,250	SSE PLC	1,890,957
121,212	Standard Chartered PLC	1,616,043
132,102	Standard Life PLC	799,568
12,699	Subsea 7 SA	107,975
26,733	Tate & Lyle PLC	272,219
76,885	Taylor Wimpey PLC	156,351
711,993	Tesco PLC	2,403,348
130,099	Thomas Cook Group PLC(a)	250,693
8,109	Travis Perkins PLC	234,079
21,536	Tullow Oil PLC	118,059
55,041	Unilever NV CVA	2,396,865
42,507	Unilever PLC	1,870,550
36,407	United Utilities Group PLC	561,560
2,634,392	Vodafone Group PLC	9,278,215
5,325	Weir Group PLC (The)	134,360
3,518	Whitbread PLC	264,448
28,395	William Hill PLC	160,820
242,338	William Morrison Supermarkets PLC	654,778
12,502	Wolseley PLC	725,159
43,593	WPP PLC	959,825

		122,505,298

	United States - 0.3%
8,041	Carnival PLC	361,941
4,784	Catamaran Corp.(a)	239,398
6,791	QIAGEN NV(a)	155,833
19,671	Thomson Reuters Corp.	756,464
23,481	Transocean Ltd.	369,551
1,797	Valeant Pharmaceuticals International, Inc.(a)	287,942

		2,171,129

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $763,109,578)-100.0%	$769,243,120

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.0%
193,060	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $193,060)	193,060

	Total Investments (Cost $763,302,638)(f)-100.0%	769,436,180
	Other assets less liabilities-(0.0)%	(22,112)

	Net Assets-100.0%	$769,414,068

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $48,891, which represented 0.01% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$192,452	$(192,452)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $779,846,558. The net unrealized depreciation was $10,410,378 which consisted of aggregate gross unrealized appreciation of $85,813,386 and aggregate gross unrealized depreciation of $96,223,764.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.9%
21,803	Abacus Property Group REIT	$51,786
30,956	Adelaide Brighton Ltd.	86,303
21,257	ALS Ltd.	81,114
81,164	Alumina Ltd.(a)	122,621
5,796	Ansell Ltd.	102,324
30,664	Ardent Leisure Group	66,385
13,763	Aristocrat Leisure Ltd.	75,240
83,391	Atlas Iron Ltd.	11,040
84,258	Ausdrill Ltd.	24,606
118,543	AusNet Services	129,242
13,033	Automotive Holdings Group Ltd.	38,365
24,771	Aveo Group	43,982
49,299	AWE Ltd.(a)	51,637
70,294	Beach Energy Ltd.	52,552
153,730	Billabong International Ltd.(a)	76,619
24,964	Bradken Ltd.	53,073
19,944	BWP Trust REIT	44,264
12,101	Cabcharge Australia Ltd.	40,993
9,776	Cardno Ltd.	22,535
3,890	carsales.com Ltd.	31,202
29,071	Challenger Ltd.	142,852
13,626	Charter Hall Group REIT	51,358
21,725	Charter Hall Retail REIT	74,272
2,482	Cochlear Ltd.	160,427
65,847	Cromwell Property Group REIT	54,355
62,023	CSR Ltd.	193,202
13,219	DuluxGroup Ltd.	61,560
77,529	Echo Entertainment Group Ltd.	244,522
151,746	Emeco Holdings Ltd.(a)	14,181
45,168	Evolution Mining Ltd.	31,657
54,399	Federation Centres REIT	128,361
1,823	Flight Centre Travel Group Ltd.	53,677
150,326	Goodman Fielder Ltd.	74,922
20,830	GrainCorp Ltd.	144,532
10,288	GUD Holdings Ltd.	62,892
20,192	GWA Group Ltd.	41,670
45,275	Harvey Norman Holdings Ltd.	139,269
4,852	iiNET Ltd.	28,339
8,299	Independence Group NL	31,991
43,473	Investa Office Fund REIT	130,679
4,157	Invocare Ltd.	42,246
11,256	IOOF Holdings Ltd.	82,747
4,684	Iress Ltd.	37,680
7,399	JB Hi-Fi Ltd.	96,513
45,303	Kingsgate Consolidated Ltd.(a)	27,871
6,304	Mineral Resources Ltd.	33,088
13,616	MMA Offshore Ltd.	8,483
6,467	Monadelphous Group Ltd.	41,095
64,088	Mount Gibson Iron Ltd.	10,730
8,724	Navitas Ltd.	36,483
41,176	NRW Holdings Ltd.	9,139
24,485	Nufarm Ltd.	108,495

22,174	OceanaGold Corp.(a)	$48,967
23,384	Oil Search Ltd.	141,494
82,490	Pacific Brands Ltd.	31,477
146,331	Paladin Energy Ltd.(a)	43,303
39,640	PanAust Ltd.	37,352
1,840	Perpetual Ltd.	70,470
5,033	Platinum Asset Management Ltd.	34,099
8,928	Premier Investments Ltd.	71,404
41,271	Primary Health Care Ltd.	148,807
18,479	Qube Holdings Ltd.	33,674
3,558	Ramsay Health Care Ltd.	164,724
71,176	Resolute Mining Ltd.(a)	20,508
13,551	SAI Global Ltd.	41,473
4,665	Seek Ltd.	64,847
8,429	Seven Group Holdings Ltd.	33,674
75,222	Seven West Media Ltd.	76,739
90,345	Sigma Pharmaceuticals Ltd.	56,285
17,174	Skilled Group Ltd.	17,520
46,941	Southern Cross Media Group Ltd.	38,566
42,799	Spark Infrastructure Group	71,326
110,957	St. Barbara Ltd.(a)	18,146
25,427	STW Communications Group Ltd.	18,217
4,565	Super Retail Group Ltd.	31,035
229,519	Ten Network Holdings Ltd.(a)	35,748
78,801	Transfield Services Ltd.(a)	87,140
102,228	Transpacific Industries Group Ltd.	65,678
5,878	Village Roadshow Ltd.	27,923
112,977	Virgin Australia Airlines Services(a)	0
91,419	Virgin Australia Holdings Ltd.(a)	33,460
12,037	Western Areas Ltd.	37,683
72,444	Whitehaven Coal Ltd.(a)	69,956

		5,276,866

	Austria - 0.9%
1,421	ams AG	55,910
4,220	CA Immobilien Anlagen AG	85,503
3,833	Conwert Immobilien Invest SE	44,551
1,979	EVN AG	21,832
495	Flughafen Wien AG	42,894
997	Lenzing AG	64,534
301	Mayr-Melnhof Karton AG	31,052
2,504	Oesterreichische Post AG	124,046
2,349	RHI AG	61,762
383	Schoeller-Bleckmann Oilfield Equipment AG	22,599
6,382	Verbund AG	111,627
3,617	Vienna Insurance Group AG Wiener Versicherung Gruppe	153,530
6,776	Wienerberger AG	95,771
1,965	Zumtobel AG	45,168

		960,779

	Belgium - 1.4%
1,103	Ackermans & van Haaren NV	131,003
22,208	AGFA-Gevaert NV(a)	51,850
596	Barco NV	38,329
972	Befimmo SA REIT	74,136
4,538	Bekaert SA NV	137,010
4,701	bpost SA	123,709
397	Cie d’Entreprises CFE	37,811
1,301	Cofinimmo SA REIT	158,923
2,510	D’ieteren SA/NV	81,064
1,336	Elia System Operator SA/NV	58,623
2,260	Euronav SA(a)	26,498
561	EVS Broadcast Equipment SA	18,909
688	Gimv NV	31,094
5,864	Mobistar SA(a)	130,095
49,699	Nyrstar(a)	186,700

Schedule of Investments

417	Sofina SA	$42,892
1,374	Telenet Group Holding NV(a)	76,292
2,441	Tessenderlo Chemie NV(a)	63,120

		1,468,058

	Bermuda - 0.0%
5,829	Odfjell Drilling Ltd.	6,754

	Cambodia - 0.0%
35,275	NagaCorp Ltd.	27,707

	Canada - 8.0%
16,057	Advantage Oil & Gas Ltd.(a)	67,498
6,768	Aecon Group, Inc.	52,310
9,909	AGF Management Ltd., Class B	56,268
4,732	Alamos Gold, Inc.	25,303
8,216	Algonquin Power & Utilities Corp.	65,575
1,849	Allied Properties Real Estate Investment Trust REIT	58,330
4,414	Artis Real Estate Investment Trust REIT	54,133
17,021	Athabasca Oil Corp.(a)	24,969
2,812	ATS Automation Tooling Systems, Inc.(a)	32,157
21,279	AuRico Gold, Inc.	84,079
12,683	B2Gold Corp.(a)	25,007
9,290	Bankers Petroleum Ltd.(a)	21,394
33,240	Bellatrix Exploration Ltd.(a)	67,374
4,310	Birchcliff Energy Ltd.(a)	23,114
3,502	Black Diamond Group Ltd.(b)	27,923
13,544	BlackPearl Resources, Inc.(a)	9,827
1,793	Boardwalk REIT	86,726
731	Bonterra Energy Corp.(b)	22,917
11,096	CAE, Inc.	136,955
3,950	Calfrac Well Services Ltd.	25,421
4,650	Calloway REIT	116,365
8,297	Canaccord Genuity Group, Inc.	41,748
1,946	Canadian REIT	74,006
3,908	Canadian Apartment Properties REIT	87,749
9,321	Canadian Energy Services & Technology Corp.(b)	39,476
3,320	Canadian Western Bank	67,476
9,777	Canexus Corp.(b)	18,275
3,216	Canfor Corp.(a)	80,530
28,067	Capstone Mining Corp.(a)	25,677
1,108	CCL Industries, Inc., Class B	114,780
17,382	Centerra Gold, Inc.	104,461
5,441	Chartwell Retirement Residences	54,240
4,045	Cineplex, Inc.(b)	144,165
698	Cogeco Cable, Inc.(b)	40,186
5,480	Cominar Real Estate Investment Trust REIT	83,889
198	Constellation Software, Inc.	54,982
5,423	Corus Entertainment, Inc., Class B	92,255
9,943	Cott Corp.	75,752
10,648	Crew Energy, Inc.(a)	43,921
7,246	Detour Gold Corp.(a)(b)	74,292
4,593	DH Corp.	128,558
2,257	Dollarama, Inc.	107,425
3,818	Dominion Diamond Corp.(a)	63,566
1,670	Dorel Industries, Inc., Class B	47,955
3,685	Dream Office Real Estate Investment Trust REIT	78,934
6,164	Dundee Corp., Class A(a)	58,434
6,151	Dundee Precious Metals, Inc.(a)	17,367
8,330	Emera, Inc.(b)	273,166
2,850	Enerflex Ltd.	35,964
6,220	Ensign Energy Services, Inc.	43,218
9,977	Extendicare, Inc.(b)	53,664
5,957	First Capital Realty, Inc.	91,708

3,393	First Majestic Silver Corp.(a)(b)	$21,006
1,774	FirstService Corp.	93,530
3,034	Franco-Nevada Corp.	175,467
3,460	Genworth MI Canada, Inc.(b)	86,285
7,338	Gibson Energy, Inc.	130,851
2,418	Gildan Activewear, Inc.	141,462
1,220	Granite Real Estate Investment Trust REIT	42,913
2,525	Great Canadian Gaming Corp.(a)	39,330
7,992	H&R REIT	153,921
2,407	Home Capital Group, Inc.	79,730
14,394	HudBay Minerals, Inc.	105,008
3,383	Hudson’s Bay Co.(b)	62,487
4,616	Innergex Renewable Energy, Inc.	43,395
7,051	InnVest REIT	34,756
3,481	Jean Coutu Group (PJC), Inc. (The), Class A	69,980
3,057	Laurentian Bank of Canada	112,858
12,979	Legacy Oil + Gas, Inc.(a)	15,764
2,518	Linamar Corp.	144,552
36,598	Lundin Mining Corp.(a)	130,465
791	MacDonald Dettwiler & Associates Ltd.	58,229
6,270	Major Drilling Group International, Inc.	33,626
4,930	Manitoba Telecom Services, Inc.(b)	99,731
7,721	Maple Leaf Foods, Inc.	124,101
8,812	Martinrea International, Inc.	65,537
5,525	MEG Energy Corp.(a)	84,447
2,817	Methanex Corp.	124,770
1,849	Morguard REIT	26,919
5,073	Mullen Group Ltd.(b)	81,579
11,233	Nevsun Resources Ltd.	38,892
26,221	New Gold, Inc.(a)	115,187
1,974	North West Co., Inc. (The)	41,350
4,478	Northland Power, Inc.(b)	60,392
5,684	Nuvista Energy Ltd.(a)	32,007
2,433	Open Text Corp.	138,272
1,643	Osisko Gold Royalties Ltd.	22,145
8,745	Pan American Silver Corp.	102,627
7,730	Parkland Fuel Corp.(b)	133,451
1,841	Pason Systems, Inc.	26,004
3,711	Peyto Exploration & Development Corp.	93,949
7,372	Progressive Waste Solutions Ltd.	210,820
3,057	Ritchie Bros Auctioneers, Inc.(b)	76,790
6,436	RONA, Inc.	64,921
6,051	Russel Metals, Inc.	111,767
5,136	Savanna Energy Services Corp.	9,114
1,985	Secure Energy Services, Inc.	23,091
10,925	SEMAFO, Inc.(a)	38,342
2,538	ShawCor Ltd.	69,858
63,109	Sherritt International Corp.	106,513
4,541	Silver Standard Resources, Inc.(a)	28,042
6,703	Silver Wheaton Corp.	154,313
2,377	Stantec, Inc.	58,584
14,922	Superior Plus Corp.(b)	143,577
15,778	Taseko Mines Ltd.(a)	11,324
1,217	TMX Group Ltd.	45,179
4,006	Toromont Industries Ltd.	87,263
2,732	Tourmaline Oil Corp.(a)	75,284
8,815	Transcontinental, Inc., Class A	105,186
6,976	TransForce, Inc.	158,672
9,811	Trican Well Service Ltd.	37,915
1,802	Trilogy Energy Corp.	9,238
9,625	Trinidad Drilling Ltd.	32,414
28,022	Turquoise Hill Resources Ltd.(a)	81,550
2,048	West Fraser Timber Co. Ltd.	117,878
2,092	Westshore Terminals Investment Corp.	52,797
4,378	Whitecap Resources, Inc.(b)	42,849
2,655	WSP Global, Inc.	71,968

		8,613,688

Schedule of Investments

	China - 1.2%
15,402	AAC Technologies Holdings, Inc.	$98,729
14,009	China Gold International Resources Corp. Ltd.(a)	23,975
34,190	China Mengniu Dairy Co. Ltd.	155,883
354,422	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	32,456
157,717	China Travel International Investment Hong Kong Ltd.	51,872
239,787	FIH Mobile Ltd.(a)	107,007
111,011	Honghua Group Ltd.	13,602
24,687	Minth Group Ltd.	51,581
222,260	Parkson Retail Group Ltd.	53,319
1,756,692	Semiconductor Manufacturing International Corp.(a)	154,069
256,373	Shougang Fushan Resources Group Ltd.	52,906
266,183	Shui On Land Ltd.	60,080
69,511	SITC International Holdings Co. Ltd.	38,371
70,534	Sun Art Retail Group Ltd.	63,772
64,918	Tingyi Cayman Islands Holding Corp.	160,257
42,326	Uni-President China Holdings Ltd.	36,576
154,617	Yangzijiang Shipbuilding Holdings Ltd.	141,693
43,142	Yingde Gases Group Co. Ltd.	29,157

		1,325,305

	Denmark - 1.3%
8,113	Alm. Brand A/S(a)	42,060
1,699	Chr. Hansen Holding A/S	70,593
1,119	Coloplast A/S, Class B	88,290
748	D/S Norden A/S	15,511
2,957	GN Store Nord A/S	66,340
3,210	H. Lundbeck A/S	65,203
1,450	Matas A/S	31,431
1,859	NKT Holding A/S	95,502
3,599	Novozymes A/S, Class B	164,159
2,007	Pandora A/S	143,811
248	Rockwool International A/S, Class B	26,578
252	Royal Unibrew A/S(a)	42,975
920	Schouw & Co. A/S	42,675
1,490	Simcorp A/S	43,253
2,832	Spar Nord Bank A/S	25,543
5,179	Sydbank A/S(a)	146,022
4,202	Topdanmark A/S(a)	140,642
1,238	Tryg A/S	145,064
470	William Demant Holding(a)	35,616

		1,431,268

	Finland - 1.3%
6,296	Amer Sports Oyj	119,928
3,230	Cargotec Oyj, Class B	103,442
7,627	Caverion Corp.	71,263
10,427	Citycon Oyj	35,370
2,029	Cramo Oyj	31,276
6,520	Huhtamaki Oyj	178,714
7,307	Kemira Oyj	83,610
4,830	Konecranes Oyj	147,216
33,567	Outokumpu Oyj(a)	181,893
12,623	Outotec Oyj	73,003
4,292	Ramirent Oyj	35,405
12,240	Sanoma Oyj	77,003
18,506	Sponda Oyj	85,203
1,983	Stockmann Oyj Abp, Class B	13,751
3,715	Tieto Oyj	91,264
2,846	Uponor Oyj	43,356

		1,371,697

	France - 3.4%
1,306	Alten SA	$54,750
6,875	Altran Technologies SA	60,955
596	BioMerieux	64,989
20,750	Bollore SA	89,423
4,130	Bourbon SA	85,497
2,605	Dassault Systemes	161,444
17,658	Derichebourg SA	68,905
1,602	Eramet(a)	128,949
4,179	Etablissements Maurel et Prom(a)	33,793
727	Euler Hermes SA	71,341
113	Eurofins Scientific	29,137
1,141	Gecina SA REIT	149,550
1,015	Groupe FNAC SA(a)	50,981
12,675	Havas SA	97,976
120	Hermes International	40,685
459	Iliad SA	106,622
1,961	Imerys SA	141,846
910	Ingenico	95,172
1,384	Ipsen SA	70,436
1,999	Ipsos	52,075
2,318	JCDecaux SA	83,665
1,509	Korian-Medica	57,028
953	LISI	23,659
2,773	Mercialys SA REIT	67,043
7,017	Metropole Television SA	128,277
2,738	Nexity	107,923
1,499	Orpea	97,585
2,559	Plastic Omnium SA	73,940
2,397	Rallye SA	90,073
1,093	Remy Cointreau SA	80,898
1,956	Rubis SCA	113,431
1,981	Saft Groupe SA	63,442
1,982	SEB SA	135,694
1,256	Societe BIC SA	178,584
8,634	Societe Television Francaise 1	136,792
140,237	Solocal Group(a)	118,213
330	Sopra Steria Group	25,732
27,443	Technicolor SA(a)	164,440
9,190	UbiSoft Entertainment SA(a)	185,528
652	Vicat SA	45,852
319	Vilmorin & Cie SA	28,078
131	Virbac SA	29,152

		3,689,555

	Georgia - 0.0%
1,282	Bank of Georgia Holdings PLC	39,106

	Germany - 3.6%
3,265	Aareal Bank AG	123,924
3,229	Aixtron SE(a)	25,605
4,746	alstria office REIT-AG REIT	60,760
1,929	Aurelius AG	77,254
2,558	Axel Springer AG	157,520
1,290	Bauer AG(a)	23,611
1,469	BayWa AG	57,787
690	Bechtle AG	58,444
2,416	Deutsche Euroshop AG	111,957
4,791	Deutsche Wohnen BR AG	124,564
5,500	Deutz AG	25,391
1,564	Dialog Semiconductor PLC(a)	60,165
2,514	DMG MORI SEIKI AG	82,271
237	Draegerwerk AG & Co. KGaA	18,988
440	Draegerwerk AG & Co. KGaA (Preference Shares)	44,359
493	Duerr AG	44,951
1,216	ElringKlinger AG	42,442

Schedule of Investments

982	Fielmann AG	$66,832
2,281	Fraport AG Frankfurt Airport Services Worldwide	139,562
988	Fuchs Petrolub SE	37,394
2,026	Fuchs Petrolub SE (Preference Shares)	83,448
6,654	GAGFAH SA(a)	148,597
1,508	Gerresheimer AG	82,354
868	Gerry Weber International AG	33,553
1,621	Hamburger Hafen und Logistik AG	33,356
22,014	Heidelberger Druckmaschinen AG(a)(b)	51,745
1,005	Hugo Boss AG	129,740
1,623	Indus Holding AG	70,896
1,737	Jenoptik AG	23,316
985	Jungheinrich AG (Preference Shares)	59,756
507	Kabel Deutschland Holding AG(a)	68,941
1,475	KION Group AG	57,258
5,883	Kontron AG(a)	34,787
756	Krones AG	71,738
48	KSB AG (Preference Shares)	23,995
991	KUKA AG	67,120
79	KWS Saat AG	24,132
1,598	LEG Immobilien AG	122,496
1,968	MTU Aero Engines AG	180,173
3,575	Nordex SE(a)	69,852
1,081	Norma Group SE	53,735
560	Pfeiffer Vacuum Technology AG	50,346
147	Puma SE	28,001
84	Rational AG	27,674
1,156	Rheinmetall AG	50,236
3,734	Rhoen Klinikum AG	98,936
2,261	SGL Carbon SE(a)(b)	36,013
1,061	Sixt SE	41,205
1,336	Sixt SE (Preference Shares)	41,376
943	SMA Solar Technology AG(a)(b)	11,695
2,845	Software AG	75,445
3,317	Stada Arzneimittel AG	103,103
4,922	TAG Immobilien AG(b)	63,957
1,505	Takkt AG	25,645
2,028	United Internet AG	88,038
716	Vossloh AG(b)	45,917
1,243	Wacker Chemie AG	133,253
2,071	Wincor Nixdorf AG	95,058
1,096	Wirecard AG	49,125

		3,939,792

	Gibraltar - 0.0%
23,749	Bwin.Party Digital Entertainment PLC	38,058

	Greece - 0.4%
74,110	Alpha Bank AE(a)	27,096
12,815	Ellaktor SA(a)	24,584
1,934	FF Group	57,812
9,854	Hellenic Petroleum SA	41,810
11,266	Intralot SA Integrated Lottery Systems & Services(a)	16,654
3,504	JUMBO SA	33,333
113,203	Marfin Investment Group Holdings SA(a)	20,184
2,152	Metka SA	21,880
6,499	Motor Oil (Hellas) Corinth Refineries SA	44,003
8,017	Mytilineos Holdings SA(a)	45,505
18,083	National Bank of Greece SA(a)	18,875
40,821	Piraeus Bank SA(a)	23,862
2,748	Titan Cement Co. SA	61,244

		436,842

	Hong Kong - 3.4%
12,667	ASM Pacific Technology Ltd.	114,934
86,111	Brightoil Petroleum Holdings Ltd.(a)	21,213

15,137	Cafe de Coral Holdings Ltd.	$55,836
129,165	Champion REIT	63,305
12,561	Cheung Kong Infrastructure Holdings Ltd.	103,442
12,561	Chow Sang Sang Holdings International Ltd.	33,293
26,728	Chow Tai Fook Jewellery Group Ltd.	35,438
20,916	Dah Sing Banking Group Ltd.	34,962
12,585	Dah Sing Financial Holdings Ltd.	72,880
174,300	First Pacific Co. Ltd.	177,597
52,911	Fortune REIT	59,235
16,240	Galaxy Entertainment Group Ltd.	85,668
89,947	Giordano International Ltd.	42,576
11,256	Great Eagle Holdings Ltd.	37,528
896,400	G-Resources Group Ltd.(a)	25,551
20,750	Hang Lung Group Ltd.	98,754
96,095	Hopewell Highway Infrastructure Ltd.	46,477
31,826	Hopewell Holdings Ltd.	119,655
155,977	Huabao International Holdings Ltd.	122,917
114,576	Hutchison Telecommunications Hong Kong Holdings Ltd.	52,313
35,224	Hysan Development Co. Ltd.	170,592
15,713	Johnson Electric Holdings Ltd.	57,353
71,659	Ju Teng International Holdings Ltd.	37,709
65,159	K Wah International Holdings Ltd.	35,213
25,936	Kerry Logistics Network Ltd.	39,673
20,369	Lifestyle International Holdings Ltd.	39,932
16,167	Luk Fook Holdings International Ltd.	60,157
74,064	Midland Holdings Ltd.(a)	37,350
78,467	New World China Land Ltd.	48,882
37,148	NWS Holdings Ltd.	69,089
34,757	Orient Overseas International Ltd.	228,176
205,152	Pacific Basin Shipping Ltd.	75,940
21,191	Pacific Textile Holdings Ltd.	29,245
326,811	PCCW Ltd.	217,499
233,436	REXLot Holdings Ltd.	18,366
64,230	Shangri-La Asia Ltd.	83,670
118,066	Shun Tak Holdings Ltd.	54,058
58,602	SJM Holdings Ltd.	86,467
47,729	SmarTone Telecommunications Holding Ltd.	83,721
72,973	TCC International Holdings Ltd.	26,541
50,632	Techtronic Industries Co. Ltd.	165,871
18,747	Television Broadcasts Ltd.	116,302
60,016	Texwinca Holdings Ltd.	49,076
53,748	Truly International Holdings Ltd.	19,410
12,843	VTech Holdings Ltd.	181,049
28,011	Wheelock & Co. Ltd.	158,961
82,364	Xinyi Glass Holdings Co. Ltd.	43,448
120,305	Yuexiu Real Estate Investment Trust REIT	63,463

		3,700,787

	Ireland - 0.7%
13,390	Aer Lingus Group PLC	32,486
14,333	C&C Group PLC	56,124
5,471	Glanbia PLC	88,285
11,651	Grafton Group PLC	117,154
19,739	Greencore Group PLC	91,369
9,795	James Hardie Industries PLC	99,315
126,735	Kenmare Resources PLC(a)	6,300
5,808	Kingspan Group PLC	105,225
825	Paddy Power PLC	64,470
10,247	UDG Healthcare PLC	60,159

		720,887

	Israel - 1.0%
17,596	Africa-Israel Investments Ltd.(a)	15,665
4,241	Alony Hetz Properties & Investments Ltd. REIT	29,966

Schedule of Investments

1,705	Azrieli Group	$58,890
10,978	Cellcom Israel Ltd.(a)	58,134
1,808	Elbit Systems Ltd.	111,447
2,624	First International Bank of Israel Ltd.	32,978
6,073	Gazit-Globe Ltd.	77,112
7,352	Harel Insurance Investments & Financial Services Ltd.	32,828
98,416	Israel Discount Bank Ltd.(a)	154,169
21,110	Migdal Insurance & Financial Holding Ltd.	25,288
7,883	Mizrahi Tefahot Bank Ltd.(a)	86,301
1,559	NICE Systems Ltd.	76,680
285,024	Oil Refineries Ltd.(a)	82,691
3,973	Ormat Industries Ltd.	27,911
1,409	Osem Investments Ltd.	25,008
15,906	Partner Communications Co. Ltd.(a)	54,128
421	Paz Oil Co. Ltd.	54,089
13,705	Shikun & Binui Ltd.	26,066
2,248	Strauss Group Ltd.(a)	33,125

		1,062,476

	Italy - 2.5%
4,008	ACEA SpA	45,047
6,550	Ansaldo STS SpA	65,820
6,726	Astaldi SpA	42,731
1,841	ASTM SpA	23,102
18,906	Autogrill SpA(a)	161,822
1,277	Azimut Holding SpA	29,815
329,688	Banca Carige SpA(a)	22,136
1,625	Banca Generali SpA	45,367
18,322	Banca Popolare di Sondrio Scarl	71,330
84,913	Beni Stabili SpA REIT	63,385
1,467	Brembo SpA	51,650
1,006	Brunello Cucinelli SpA	20,672
6,356	Buzzi Unicem SpA	78,036
4,483	Cementir Holding SpA	29,999
27,025	CIR-Compagnie Industriali Riunite SpA(a)	29,825
5,327	Credito Emiliano SpA	41,538
91,408	Credito Valtellinese SC(a)	103,149
1,031	Danieli & C. Officine Meccaniche SpA	25,270
3,372	Danieli & C. Officine Meccaniche SpA-RSP	55,251
10,322	Davide Campari-Milano SpA	69,887
2,030	De’Longhi SpA	36,606
652	DiaSorin SpA	25,994
7,696	ERG SpA	91,622
3,923	Esprinet SpA	26,805
8,111	Geox SpA(a)	27,422
4,585	Gtech SpA	90,027
59,741	Hera SpA	146,290
2,678	Interpump Group SpA	38,107
59,620	Iren SpA	69,229
12,640	Italcementi SpA	87,008
336	Italmobiliare SpA	8,675
852	Italmobiliare SpA RSP	15,470
2,475	MARR SpA	43,262
17,778	Mediolanum SpA	126,488
23,239	Parmalat SpA	65,822
19,769	Piaggio & C. SpA(a)	60,233
9,766	Prada SpA	57,311
35,528	RCS Mediagroup SpA(a)	43,499
4,064	Recordati SpA	67,185
2,454	Safilo Group SpA(a)	35,031
1,016	Salvatore Ferragamo SpA	29,419
30,568	Saras SpA(a)	34,184
2,788	Societa Cattolica di Assicurazioni SCRL	21,520
4,674	Societa Iniziative Autostradali e Servizi SpA	46,731

20,989	Sorin SpA(a)	$48,744
506	Tod’s SpA	51,961
47,003	UnipolSai SpA	130,374
1,468	UnipolSai SpA RSP, Class B	4,079
4,890	World Duty Free SpA(a)	53,912

		2,658,842

	Japan - 34.9%
31,086	77 Bank Ltd. (The)	173,340
1,041	ABC-Mart, Inc.	52,198
6,687	Accordia Golf Co. Ltd.	68,370
18,675	Achilles Corp.	24,165
18,653	ACOM Co. Ltd.(a)	51,291
2,441	Adastria Holdings Co. Ltd.	64,732
6,960	ADEKA Corp.	86,211
2,494	Aderans Co. Ltd.	22,251
7,739	Advantest Corp.	99,616
2,067	AEON Delight Co. Ltd.	46,579
5,237	AEON Financial Service Co. Ltd.	95,186
3,996	AEON Mall Co. Ltd.	66,779
2,640	Aica Kogyo Co. Ltd.	59,221
11,525	Aichi Steel Corp.	48,174
18,786	Aiful Corp.(a)	62,372
1,660	Ain Pharmaciez, Inc.	53,772
11,914	Akebono Brake Industry Co. Ltd.	42,396
2,662	Alpen Co. Ltd.	39,205
3,816	Alpine Electronics, Inc.	59,677
4,462	Amano Corp.	47,862
3,504	Anritsu Corp.	23,089
2,233	AOKI Holdings, Inc.	26,025
6,986	Aoyama Trading Co. Ltd.	235,811
54,501	Aozora Bank Ltd.	199,510
2,049	Arcland Sakamoto Co. Ltd.	38,428
3,162	Arcs Co. Ltd.	65,520
3,257	Asahi Diamond Industrial Co. Ltd.	33,522
2,273	Asahi Holdings, Inc.	33,999
4,881	Asatsu-DK, Inc.	123,079
7,324	ASICS Corp.	181,440
1,057	ASKUL Corp.	16,530
8,334	Autobacs Seven Co. Ltd.	122,741
1,668	Avex Group Holdings, Inc.	28,315
6,828	Awa Bank Ltd. (The)	37,086
6,944	Azbil Corp.	173,918
962	Bank of Iwate Ltd. (The)	39,392
8,411	Bank of Nagoya Ltd. (The)	30,575
704	Bank of Okinawa Ltd. (The)	28,348
4,278	Bank of The Ryukyus Ltd.	59,655
14,082	BIC Camera, Inc.	160,523
1,755	Calbee, Inc.	69,100
30,167	Calsonic Kansei Corp.	173,608
1,707	Canon Electronics, Inc.	30,314
8,810	Canon Marketing Japan, Inc.	161,027
3,257	Capcom Co. Ltd.	54,983
2,067	Cawachi Ltd.	33,064
18,792	Central Glass Co. Ltd.	79,510
2,871	Century Tokyo Leasing Corp.	68,509
2,494	Chiyoda Co. Ltd.	53,334
9,411	Chiyoda Corp.	73,227
2,593	Chudenko Corp.	42,118
13,486	Chuetsu Pulp & Paper Co. Ltd.	33,983
14,628	Chugoku Bank Ltd. (The)	209,834
6,840	Chugoku Marine Paints Ltd.	60,850
20,956	Citizen Holdings Co. Ltd.	168,768
3,008	CKD Corp.	28,988
3,273	Coca-Cola East Japan Co. Ltd.	54,891
8,549	Coca-Cola West Co. Ltd.	122,851
2,356	Cocokara Fine, Inc.	58,727

Schedule of Investments

3,441	Colowide Co. Ltd.	$58,324
9,905	COMSYS Holdings Corp.	136,097
206	Cosmos Pharmaceutical Corp.	33,321
4,099	Daibiru Corp.	36,361
3,111	Daido Metal Co. Ltd.	29,451
4,693	Daifuku Co. Ltd.	54,295
9,614	Daihen Corp.	46,816
24,576	Daikyo, Inc.	36,613
11,320	Daio Paper Corp.	98,297
13,493	Daishi Bank Ltd. (The)	45,258
57,780	Daiwabo Holdings Co. Ltd.	96,903
10,106	DCM Holdings Co. Ltd.	67,881
6,905	DeNA Co. Ltd.	91,291
1,041	DISCO Corp.	96,332
5,403	DMG Mori Seiki Co. Ltd.	71,065
2,792	Don Quijote Holdings Co. Ltd.	204,887
2,640	Doutor Nichires Holdings Co. Ltd.	37,623
19,390	DOWA Holdings Co. Ltd.	156,487
1,451	DTS Corp.	30,684
5,207	Duskin Co. Ltd.	82,539
808	DyDo Drinco, Inc.	33,293
1,271	Earth Chemical Co. Ltd.	42,632
27,596	EDION Corp.	206,033
3,441	EXEDY Corp.	76,193
4,047	Ezaki Glico Co. Ltd.	167,441
2,237	F.C.C. Co. Ltd.	42,944
3,893	Fancl Corp.	62,505
14,837	FIDEA Holdings Co. Ltd.	26,651
2,259	Foster Electric Co. Ltd.	42,943
2,178	FP Corp.	76,577
5,810	Fuji Machine Manufacturing Co. Ltd.	56,732
5,134	Fuji Media Holdings, Inc.	64,992
5,840	Fuji Oil Co. Ltd.	75,421
962	Fuji Seal International, Inc.	30,998
4,018	Fuji Soft, Inc.	81,068
1,451	Fujimori Kogyo Co. Ltd.	41,319
3,188	Fujitec Co. Ltd.	32,975
3,603	Fujitsu General Ltd.	35,611
10,320	Fukuyama Transporting Co. Ltd.	57,985
5,083	Funai Electric Co. Ltd.	62,009
22,890	Furukawa Co. Ltd.	37,999
3,269	Futaba Corp.	53,127
7,610	Futaba Industrial Co. Ltd.	38,353
2,273	Fuyo General Lease Co. Ltd.	73,822
6,306	Geo Holdings Corp.	61,898
4,822	Glory Ltd.	127,667
28,131	Godo Steel Ltd.	45,741
1,320	Goldcrest Co. Ltd.	20,767
6,905	Gree, Inc.	39,502
28,293	GS Yuasa Corp.	128,862
3,526	Gulliver International Co. Ltd.	28,306
21,029	Gunze Ltd.	54,781
9,930	H2O Retailing Corp.	176,595
27,963	Hachijuni Bank Ltd. (The)	186,158
2,932	Hamamatsu Photonics KK	139,530
32,281	Hanwa Co. Ltd.	121,742
16,989	Hazama Ando Corp.	112,233
3,522	Heiwa Corp.	71,181
3,863	Heiwa Real Estate Co. Ltd.	55,545
3,209	Heiwado Co. Ltd.	68,379
11,525	Higashi-Nippon Bank Ltd. (The)	32,672
9,395	Higo Bank Ltd. (The)	51,428
879	Hikari Tsushin, Inc.	50,735
1,010	Hirose Electric Co. Ltd.	122,268
44,611	Hiroshima Bank Ltd. (The)	224,071
2,269	HIS Co. Ltd.	78,618

3,547	Hisamitsu Pharmaceutical Co., Inc.	$121,389
3,375	Hitachi Capital Corp.	67,118
6,239	Hitachi High-Technologies Corp.	196,255
5,670	Hitachi Koki Co. Ltd.	41,222
2,567	Hitachi Kokusai Electric, Inc.	35,249
9,067	Hitachi Metals Ltd.	149,438
5,597	Hitachi Transport System Ltd.	73,759
21,440	Hitachi Zosen Corp.	118,640
687	Hogy Medical Co. Ltd.	35,910
8,964	Hokkoku Bank Ltd. (The)	28,846
16,369	Hokuetsu Kishu Paper Co. Ltd.	77,758
1,858	Hokuto Corp.	34,276
1,407	Horiba Ltd.	46,295
2,302	Hoshizaki Electric Co. Ltd.	117,780
13,784	Hosiden Corp.	74,514
7,466	House Foods Group, Inc.	150,381
3,735	Hulic Co. Ltd.	34,309
12,509	Hyakugo Bank Ltd. (The)	53,352
10,812	Hyakujushi Bank Ltd. (The)	36,634
2,537	IBJ Leasing Co. Ltd.	48,185
11,359	Iino Kaiun Kaisha Ltd.	67,014
3,188	Inaba Denki Sangyo Co. Ltd.	108,424
6,097	Inabata & Co. Ltd.	56,109
1,763	Internet Initiative Japan, Inc.	37,327
14,636	Iseki & Co. Ltd.	28,159
50,245	Ishihara Sangyo Kaisha Ltd.(a)	44,058
7,440	IT Holdings Corp.	124,523
5,836	ITO EN Ltd.	112,482
2,004	ITOCHU Techno-Solutions Corp.	71,910
13,053	Itoham Foods, Inc.	74,674
22,501	Iwatani Corp.	146,731
17,776	Iyo Bank Ltd. (The)	207,020
3,753	Izumi Co. Ltd.	135,787
2,490	J Trust Co. Ltd.	20,413
17,203	Jaccs Co. Ltd.	80,842
632	JAFCO Co. Ltd.	21,010
2,777	Japan Airport Terminal Co. Ltd.	126,480
2,567	Japan Aviation Electronics Industry Ltd.	58,917
4,356	Japan Exchange Group, Inc.	102,758
3,757	Japan Petroleum Exploration Co. Ltd.	114,823
9,193	Japan Securities Finance Co. Ltd.	45,940
14,636	J-Oil Mills, Inc.	52,581
18,300	Juroku Bank Ltd. (The)	60,914
59,987	JVC KENWOOD Corp.(a)	142,990
2,802	Kaga Electronics Co. Ltd.	35,948
5,053	Kagome Co. Ltd.	80,270
8,140	Kagoshima Bank Ltd. (The)	51,349
4,642	Kaken Pharmaceutical Co. Ltd.	99,625
1,036	Kameda Seika Co. Ltd.	35,014
1,160	Kanamoto Co. Ltd.	30,465
17,948	Kandenko Co. Ltd.	106,651
13,545	Kansai Paint Co. Ltd.	238,463
3,526	Kansai Urban Banking Corp.	35,751
1,634	Kato Sangyo Co. Ltd.	30,186
22,884	Keihan Electric Railway Co. Ltd.	139,683
4,907	Keihin Corp.	78,870
19,934	Keisei Electric Railway Co. Ltd.	258,625
15,201	Keiyo Bank Ltd. (The)	83,727
9,681	Kenedix, Inc.	44,175
9,776	Kikkoman Corp.	290,871
929	Kintetsu World Express, Inc.	39,860
2,087	Kissei Pharmaceutical Co. Ltd.	63,073
8,843	Kitz Corp.	42,384
5,719	Kiyo Bank Ltd. (The)	71,326
1,560	Kobayashi Pharmaceutical Co. Ltd.	105,049
7,154	Kohnan Shoji Co. Ltd.	81,306

Schedule of Investments

7,231	Kokuyo Co. Ltd.	$55,464
4,227	Komeri Co. Ltd.	91,150
3,701	Komori Corp.	40,392
7,158	Konami Corp.	134,611
1,719	Konishi Co. Ltd.	29,693
2,281	Konoike Transport Co. Ltd.	47,148
2,020	Kose Corp.	91,142
28,516	Kumagai Gumi Co. Ltd.(a)	91,036
18,624	Kurabo Industries Ltd.	31,393
11,812	KUREHA Corp.	49,675
3,496	Kuroda Electric Co. Ltd.	50,417
26,600	KYB Co. Ltd.	106,658
2,743	Kyoei Steel Ltd.	51,350
2,277	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,956
13,486	Kyokuyo Co. Ltd.	31,802
4,069	KYORIN Holdings, Inc.	82,894
6,148	Kyowa Exeo Corp.	65,424
9,336	Kyudenko Corp.	126,451
31,022	Leopalace21 Corp.(a)	202,561
5,407	Lintec Corp.	120,094
20,501	Lion Corp.	111,873
2,799	Mabuchi Motor Co. Ltd.	116,044
1,142	Macnica, Inc.	33,833
15,037	Maeda Corp.	116,107
4,745	Maeda Road Construction Co. Ltd.	75,458
5,840	Makino Milling Machine Co. Ltd.	50,910
1,168	Mandom Corp.	39,674
4,377	Maruichi Steel Tube Ltd.	104,297
3,448	Matsui Securities Co. Ltd.	29,500
3,881	Matsumotokiyoshi Holdings Co. Ltd.	128,855
7,304	Megmilk Snow Brand Co. Ltd.	100,919
12,017	Meidensha Corp.	36,215
1,377	Meitec Corp.	40,502
18,521	Minebea Co. Ltd.	289,644
1,964	Ministop Co. Ltd.	26,585
3,701	Miraca Holdings, Inc.	166,988
7,462	Mirait Holdings Corp.	87,093
4,814	Misawa Homes Co. Ltd.	42,909
3,533	MISUMI Group, Inc.	133,392
3,526	Mitsuba Corp.	63,367
10,320	Mitsubishi Logistics Corp.	155,241
58,768	Mitsubishi Paper Mills Ltd.(a)	43,526
1,810	Mitsubishi Shokuhin Co. Ltd.	40,541
18,187	Mitsubishi Steel Manufacturing Co. Ltd.	37,159
34,133	Mitsubishi UFJ Lease & Finance Co. Ltd.	149,358
23,428	Mitsui Matsushima Co. Ltd.	24,931
8,245	Mitsui Sugar Co. Ltd.	28,076
11,359	Mitsui-Soko Holdings Co. Ltd.	38,390
15,102	Mitsumi Electric Co. Ltd.	116,609
5,498	Miura Co. Ltd.	62,626
9,300	Mizuno Corp.	45,999
1,049	Mochida Pharmaceutical Co. Ltd.	57,958
20,481	Morinaga & Co. Ltd.	63,990
23,706	Morinaga Milk Industry Co. Ltd.	102,925
1,943	MOS Food Services, Inc.	40,443
3,217	Moshi Moshi Hotline, Inc.	35,740
3,020	Musashi Seimitsu Industry Co. Ltd.	57,384
2,273	Musashino Bank Ltd. (The)	75,273
5,255	Nabtesco Corp.	137,118
8,575	Nachi-Fujikoshi Corp.	46,574
7,227	Nagase & Co. Ltd.	90,687
4,348	Namura Shipbuilding Co. Ltd.	44,603
19,711	Nankai Electric Railway Co. Ltd.	79,203
2,041	NEC Networks & System Integration Corp.	44,133
7,176	NET One Systems Co. Ltd.	43,130
4,142	Nexon Co. Ltd.	41,044

7,209	Nichias Corp.	$39,891
6,452	Nichicon Corp.	49,599
4,605	Nichii Gakkan Co.	48,259
2,666	Nichi-iko Pharmaceutical Co. Ltd.	48,343
2,909	Nifco, Inc.	101,040
1,395	Nihon Kohden Corp.	69,593
1,887	Nihon Parkerizing Co. Ltd.	45,414
4,705	Nihon Unisys Ltd.	41,577
3,026	Nikkiso Co. Ltd.	26,869
5,950	Nippo Corp.	93,456
14,962	Nippon Carbon Co. Ltd.	30,825
16,167	Nippon Chemi-Con Corp.(a)	46,245
30,736	Nippon Coke & Engineering Co. Ltd.	28,783
15,839	Nippon Denko Co. Ltd.(a)	40,182
4,330	Nippon Densetsu Kogyo Co. Ltd.	62,629
10,978	Nippon Flour Mills Co. Ltd.	52,243
11,142	Nippon Kayaku Co. Ltd.	157,268
7,047	Nippon Koei Co. Ltd.	28,496
3,000	Nippon Konpo Unyu Soko Co. Ltd.	47,120
80,095	Nippon Light Metal Holdings Co. Ltd.	120,690
9,367	Nippon Paint Holdings Co. Ltd.	296,644
7,047	Nippon Road Co. Ltd. (The)	33,956
2,237	Nippon Seiki Co. Ltd.	50,943
1,366	Nippon Shinyaku Co. Ltd.	45,411
15,076	Nippon Shokubai Co. Ltd.	204,838
3,324	Nippon Signal Co. Ltd. (The)	36,419
12,851	Nippon Soda Co. Ltd.	73,737
35,275	Nippon Steel & Sumikin Texeng Co. Ltd.	130,031
62,353	Nippon Suisan Kaisha Ltd.(a)	217,106
4,642	Nippon Synthetic Chemical Industry Co. Ltd. (The)	28,769
4,326	Nippon Television Holdings, Inc.	71,262
6,008	Nippon Thompson Co. Ltd.	29,410
12,266	Nippon Yakin Kogyo Co. Ltd.(a)	24,748
13,375	Nipro Corp.	117,963
26,930	Nishimatsu Construction Co. Ltd.	109,357
63,080	Nishi-Nippon City Bank Ltd. (The)	207,286
14,418	Nishi-Nippon Railroad Co. Ltd.	62,722
933	Nishio Rent All Co. Ltd.	28,872
10,341	Nissan Chemical Industries Ltd.	192,620
5,116	Nissan Shatai Co. Ltd.	56,837
3,573	Nissha Printing Co. Ltd.	57,763
20,151	Nisshin Oillio Group Ltd. (The)	73,595
15,252	Nisshin Steel Holdings Co. Ltd.	160,096
20,592	Nisshinbo Holdings, Inc.	233,504
3,033	Nissin Kogyo Co. Ltd.	46,787
3,806	Nitori Holdings Co. Ltd.	216,440
7,915	Nittetsu Mining Co. Ltd.	28,166
10,650	Nitto Boseki Co. Ltd.	37,717
1,729	Nitto Kogyo Corp.	33,604
9,982	NOF Corp.	64,414
5,083	Nomura Research Institute Ltd.	174,172
11,525	Noritake Co. Ltd.	29,042
3,415	Noritz Corp.	54,162
30,607	North Pacific Bank Ltd.	115,169
1,304	NS Solutions Corp.	31,938
2,773	NSD Co. Ltd.	43,059
7,533	NTT Urban Development Corp.	73,172
2,379	OBIC Co. Ltd.	80,505
27,254	Ogaki Kyoritsu Bank Ltd. (The)	84,223
11,525	Oita Bank Ltd. (The)	40,717
2,648	Okabe Co. Ltd.	23,016
4,804	Okamura Corp.	35,458
4,603	Okasan Securities Group, Inc.	32,760
68,177	Oki Electric Industry Co. Ltd.	140,457
2,016	Okinawa Electric Power Co., Inc. (The)	70,109

Schedule of Investments

9,614	OKUMA Corp.	$82,910
12,907	Okumura Corp.	59,445
19,064	Onward Holdings Co. Ltd.	123,669
64,210	Orient Corp.(a)	96,754
2,028	OSAKA Titanium Technologies Co. Ltd.	42,834
2,652	OSG Corp.	49,240
3,182	Otsuka Corp.	110,387
21,517	Pacific Metals Co. Ltd.(a)	58,617
9,450	PanaHome Corp.	57,119
933	Paramount Bed Holdings Co. Ltd.	25,973
3,863	Park24 Co. Ltd.	66,431
23,570	Penta-Ocean Construction Co. Ltd.	90,696
830	Pilot Corp.	49,674
79,283	Pioneer Corp.(a)	150,514
1,245	Pola Orbis Holdings, Inc.	53,418
11,197	Press Kogyo Co. Ltd.	38,129
16,387	Prima Meat Packers Ltd.	42,828
699	Relo Holdings, Inc.	52,545
3,290	Resorttrust, Inc.	79,404
1,377	Ricoh Leasing Co. Ltd.	36,282
7,047	Riken Corp.	27,836
1,634	Rinnai Corp.	110,310
5,251	Rohto Pharmaceutical Co. Ltd.	71,033
5,719	Round One Corp.	35,882
16,442	Ryobi Ltd.	44,652
1,146	Ryohin Keikaku Co. Ltd.	127,512
3,140	Ryosan Co. Ltd.	67,256
4,312	Ryoyo Electro Corp.	45,189
3,452	Saizeriya Co. Ltd.	55,983
1,340	San-A Co. Ltd.	45,003
10,978	Sanden Corp.	51,776
1,840	Sangetsu Co. Ltd.	49,734
9,395	San-in Godo Bank Ltd. (The)	77,182
9,942	Sanken Electric Co. Ltd.	82,183
4,972	Sanki Engineering Co. Ltd.	30,391
2,613	Sankyo Tateyama, Inc.	40,508
25,781	Sankyu, Inc.	104,033
1,462	Sanrio Co. Ltd.	36,430
4,223	Sanshin Electronics Co. Ltd.	28,977
12,017	Sanwa Holdings Corp.	83,888
7,209	Sanyo Chemical Industries Ltd.	52,657
11,525	Sanyo Shokai Ltd.	27,374
15,128	Sanyo Special Steel Co. Ltd.	51,257
1,168	Sawai Pharmaceutical Co. Ltd.	71,195
15,770	SCREEN Holdings Co. Ltd.	94,514
1,664	SCSK Corp.	41,832
16,620	Seiko Holdings Corp.	91,826
3,992	Seiren Co. Ltd.	32,863
10,284	Senko Co. Ltd.	59,884
18,359	Senshu Ikeda Holdings, Inc.	82,054
34,206	Seven Bank Ltd.	154,337
10,978	Shiga Bank Ltd. (The)	61,775
2,559	Shima Seiki Manufacturing Ltd.	45,422
21,084	Shimadzu Corp.	221,134
8,308	Shinko Electric Industries Co. Ltd.	58,916
4,757	Shinko Plantech Co. Ltd.	35,719
4,642	Shinmaywa Industries Ltd.	45,604
1,271	Ship Healthcare Holdings, Inc.	31,714
5,601	Shizuoka Gas Co. Ltd.	36,048
3,441	Shochiku Co. Ltd.	34,274
4,616	Showa Corp.	47,392
4,620	Sintokogio Ltd.	32,881
23,145	SKY Perfect JSAT Holdings, Inc.	141,276
7,551	Sodick Co. Ltd.	65,697
6,027	Sohgo Security Services Co. Ltd.	155,466
29,218	Sotetsu Holdings, Inc.	134,318

3,573	Square Enix Holdings Co. Ltd.	$79,238
2,508	Sugi Holdings Co. Ltd.	118,498
11,638	Sumco Corp.(a)	198,945
25,781	Sumitomo Bakelite Co. Ltd.	107,544
8,077	Sumitomo Dainippon Pharma Co. Ltd.	85,539
92,849	Sumitomo Mitsui Construction Co. Ltd.(a)	131,213
38,235	Sumitomo Osaka Cement Co. Ltd.	111,972
5,964	Sumitomo Riko Co. Ltd.	48,945
14,800	Sumitomo Warehouse Co. Ltd. (The)	83,535
2,170	Sundrug Co. Ltd.	92,737
8,205	Suruga Bank Ltd.	155,557
32,718	SWCC Showa Holdings Co. Ltd.(a)	27,575
3,577	Sysmex Corp.	161,394
3,794	Tachi-S Co. Ltd.	55,683
3,765	Tadano Ltd.	45,867
2,765	Taikisha Ltd.	66,215
10,217	Taiyo Yuden Co. Ltd.	128,642
1,763	Takaoka Toko Co. Ltd.	26,340
13,302	Takara Holdings, Inc.	85,498
4,804	Takara Standard Co. Ltd.	36,767
5,186	Takasago International Corp.	25,960
5,891	Takasago Thermal Engineering Co. Ltd.	74,424
2,850	Takata Corp.	33,628
3,111	Takuma Co. Ltd.	22,115
1,377	Tamron Co. Ltd.	27,021
11,090	Tekken Corp.	42,202
2,087	Temp Holdings Co. Ltd.	71,246
5,344	T-Gaia Corp.	58,369
6,272	THK Co. Ltd.	154,310
22,942	Toa Corp.	39,452
19,770	Toagosei Co. Ltd.	79,777
30,757	Toda Corp.	111,020
7,879	Toei Co. Ltd.	45,880
7,672	Toho Co. Ltd.	174,712
29,011	Toho Gas Co. Ltd.	159,052
7,885	Toho Holdings Co. Ltd.	110,356
11,689	Toho Zinc Co. Ltd.	37,117
33,479	Tokai Carbon Co. Ltd.	97,474
6,288	Tokai Rika Co. Ltd.	130,829
5,784	Tokai Tokyo Financial Holdings, Inc.	38,900
848	Token Corp.	35,338
4,693	Tokyo Broadcasting System Holdings, Inc.	54,056
7,209	Tokyo Dome Corp.	33,632
2,711	Tokyo Ohka Kogyo Co. Ltd.	93,702
13,930	Tokyo Steel Manufacturing Co. Ltd.	106,137
21,750	Tokyo Tatemono Co. Ltd.	148,129
9,739	Tokyu Construction Co. Ltd.	49,663
6,944	Tomony Holdings, Inc.	30,267
13,691	Tomy Co. Ltd.	76,226
2,593	Topcon Corp.	52,008
4,480	Toppan Forms Co. Ltd.	46,987
2,178	Topre Corp.	30,223
31,566	Topy Industries Ltd.	71,750
5,840	Toshiba Machine Co. Ltd.	22,621
2,237	Toshiba Plant Systems & Services Corp.	34,584
14,053	Toshiba TEC Corp.	87,693
1,729	Totetsu Kogyo Co. Ltd.	41,582
30,038	Towa Bank Ltd. (The)	24,805
10,138	Toyo Construction Co. Ltd.	49,022
10,486	Toyo Engineering Corp.	35,618
18,987	Toyo Ink SC Holdings Co. Ltd.	89,710
5,810	Toyo Tire & Rubber Co. Ltd.	132,507
12,916	Toyota Boshoku Corp.	172,191
1,866	TPR Co. Ltd.	47,816
1,998	transcosmos, Inc.	35,260
4,873	Trend Micro, Inc.(a)	138,766

Schedule of Investments

1,719	Trusco Nakayama Corp.	$46,171
2,670	TS Tech Co. Ltd.	67,918
10,225	TSI Holdings Co. Ltd.	58,670
7,336	Tsubakimoto Chain Co.	59,705
4,727	Tsumura & Co.	108,291
1,136	Tsuruha Holdings, Inc.	76,884
1,976	TV Asahi Corp.	31,020
14,962	UACJ Corp.	37,193
1,838	UKC Holdings Corp.	28,368
4,510	Ulvac, Inc.(a)	65,271
3,867	Unipres Corp.	67,783
1,292	United Arrows Ltd.	36,902
112,560	Unitika Ltd.(a)	52,703
10,669	Ushio, Inc.	124,615
7,768	USS Co. Ltd.	122,870
6,272	Valor Co. Ltd.	119,337
13,017	Wacoal Holdings Corp.	130,098
5,292	Wacom Co. Ltd.	22,571
2,773	Wakita & Co. Ltd.	26,511
1,832	Warabeya Nichiyo Co. Ltd.	30,771
2,075	WATAMI Co. Ltd.	20,597
1,557	Welcia Holdings Co. Ltd.	57,593
3,126	Xebio Co. Ltd.	48,647
23,501	Yahoo! Japan Corp.	79,827
3,257	Yakult Honsha Co. Ltd.	199,083
3,188	Yamato Kogyo Co. Ltd.	82,913
5,267	Yamazen Corp.	37,351
827	Yaoko Co. Ltd.	54,070
10,598	Yaskawa Electric Corp.	137,229
12,561	Yodogawa Steel Works Ltd.	45,554
2,508	Yokogawa Bridge Holdings Corp.	28,290
11,855	Yokogawa Electric Corp.	125,549
4,047	Yokohama Reito Co. Ltd.	28,182
1,652	Yorozu Corp.	32,178
3,012	Yoshinoya Holdings Co. Ltd.	34,180
3,526	Yuasa Trading Co. Ltd.	73,123
6,255	Zensho Co. Ltd.	56,605
16,493	Zeon Corp.	170,034

		37,589,472

	Jersey Island - 0.2%
59,520	Centamin PLC	59,804
2,042	Randgold Resources Ltd.	174,352

		234,156

	Luxembourg - 0.0%
14,325	L’occitane International SA	36,213

	Macau - 0.1%
12,891	MGM China Holdings Ltd.	31,457
24,143	Wynn Macau Ltd.	67,416

		98,873

	Mexico - 0.1%
6,625	Fresnillo PLC	89,451

	Netherlands - 1.4%
4,570	Aalberts Industries NV	132,071
3,103	Arcadis NV	94,385
2,470	ASM International NV	101,359
5,454	Atrium European Real Estate Ltd.	25,418
5,479	BinckBank NV	45,134
909	Brunel International NV	14,797
8,136	Corbion NV	135,329
2,962	Eurocommercial Properties NV	132,028
1,583	Gemalto NV(b)	115,076
2,251	Koninklijke Ten Cate NV	50,041
2,661	Koninklijke Vopak NV	148,894
10,170	NSI NV REIT	45,435

2,300	TKH Group NV CVA	$71,686
11,291	TomTom NV(a)	74,690
7,038	USG People NV	81,724
1,830	Vastned Retail NV REIT	90,749
2,086	Wereldhave NV REIT	150,158

		1,508,974

	New Zealand - 0.9%
59,425	Air New Zealand Ltd.	112,571
32,584	Auckland International Airport Ltd.	105,240
55,092	Chorus Ltd.(a)	105,962
10,851	Contact Energy Ltd.	55,681
18,831	Fisher & Paykel Healthcare Corp. Ltd.	84,875
18,566	Infratil Ltd.	42,582
30,873	Kiwi Property Group Ltd.	29,578
27,059	Mighty River Power Ltd.	65,989
5,972	Ryman Healthcare Ltd.	35,759
23,712	Sky Network Television Ltd.	104,294
35,802	SKYCITY Entertainment Group Ltd.	102,121
8,285	Trade Me Ltd.	21,828
17,386	Z Energy Ltd.	62,463

		928,943

	Norway - 0.7%
1,388	Aker ASA	29,549
34,835	Archer Ltd.(a)	13,798
3,658	Atea ASA	40,471
6,493	Austevoll Seafood ASA	37,950
25,375	BW Offshore Ltd.	24,260
15,453	DNO ASA(a)	33,895
2,417	Fred Olsen Energy ASA	20,177
31,526	Golden Ocean Group Ltd.	19,573
19,158	Kvaerner ASA	22,346
1,193	Leroy Seafood Group ASA	41,868
5,250	Nordic Semiconductor ASA(a)	36,240
16,023	ProSafe SE	42,794
1,896	Schibsted ASA	122,315
4,717	Sparebank 1 Sr-Bank ASA	29,517
6,757	Sparebanken 1 SMN	47,950
1,710	Stolt-Nielsen Ltd.	26,917
4,799	TGS Nopec Geophysical Co. ASA	111,144
83,668	Vard Holdings Ltd.(a)	31,226

		731,990

	Peru - 0.0%
14,133	Hochschild Mining PLC(a)	19,210

	Portugal - 0.4%
8,117	Altri SGPS SA	28,120
38,198	Banco BPI SA(a)	35,949
11,992	EDP Renovaveis SA	80,247
9,334	Mota-Engil SGPS SA	28,829
6,079	NOS SGPS	38,676
8,389	Portucel SA	34,004
2,177	Semapa-Sociedade de Investimento e Gestao SGPS SA	25,574
94,177	Sonae	123,703
10,970	Sonaecom SGPS SA(a)	24,077

		419,179

	Russia - 0.2%
13,172	Polymetal International PLC	118,203
16,236	Polyus Gold International Ltd.	47,124

		165,327

	Singapore - 2.4%
39,490	Ascott Residence Trust REIT	36,919
45,877	Biosensors International Group Ltd.(a)	21,869
36,212	Cache Logistics Trust REIT	31,713
58,055	Cambridge Industrial Trust REIT	29,176

Schedule of Investments

129,873	CapitaCommercial Trust REIT	$169,888
28,943	CapitaRetail China Trust REIT	36,684
32,987	CDL Hospitality Trusts REIT	43,882
23,861	City Developments Ltd.	177,225
49,701	Ezra Holdings Ltd.	19,468
15,561	First Resources Ltd.	21,448
25,667	Frasers Centrepoint Trust REIT	39,266
151,823	Genting Singapore PLC	121,180
55,379	Keppel Land Ltd.	185,811
67,436	Keppel REIT	61,550
15,128	M1 Ltd.	41,926
62,052	Mapletree Commercial Trust REIT	69,477
81,961	Mapletree Greater China Commercial Trust REIT(c)	61,784
67,230	Mapletree Industrial Trust REIT	76,019
84,160	Mapletree Logistics Trust REIT	74,637
94,330	Neptune Orient Lines Ltd.(a)	70,411
75,030	Olam International Ltd.	109,515
19,989	OUE Ltd.	32,500
46,699	SATS Ltd.	102,157
8,245	SIA Engineering Co.	26,567
25,451	Singapore Exchange Ltd.	146,149
77,884	Singapore Post Ltd.	123,178
58,110	SMRT Corp. Ltd.	75,155
46,814	Starhill Global REIT	28,716
28,947	StarHub Ltd.	89,423
133,096	Suntec REIT	184,924
70,136	Swiber Holdings Ltd.	9,900
29,876	UOL Group Ltd.	159,415
8,851	Venture Corp. Ltd.	53,181
20,977	Wing Tai Holdings Ltd.	28,370

		2,559,483

	South Africa - 0.0%
82,044	Aquarius Platinum Ltd.(a)	17,867

	South Korea - 8.3%
93	Amorepacific Corp.(a)	225,442
146	Amorepacific Group(a)	167,281
18,685	Asiana Airlines(a)	147,450
5,498	Capro Corp.(a)	17,118
786	Celltrion, Inc.(a)	29,252
2,505	Cheil Worldwide, Inc.(a)	45,239
607	Chongkundang Holdings Corp.(a)	32,859
682	CJ CheilJedang Corp.(a)	219,517
1,589	CJ E&M Corp.(a)	55,359
1,962	CJ Hellovision Co. Ltd.(a)	16,272
874	CJ Korea Express Co. Ltd.(a)	153,046
118	CJ O Shopping Co. Ltd.(a)	23,932
1,726	Coway Co. Ltd.(a)	138,572
4,316	Daeduck Electronics Co.(a)	36,703
1,411	Daesang Corp.(a)	49,093
16,620	Daewoo Engineering & Construction Co. Ltd.(a)	103,039
4,066	Daewoo International Corp.	102,245
16,095	Daewoo Securities Co. Ltd.(a)	148,646
2,998	Daishin Securities Co. Ltd.(a)	25,221
2,201	Daishin Securities Co. Ltd. (Preference Shares)(a)	12,579
1,929	Daou Technology, Inc.(a)	25,841
604	Daum Kakao Corp.(a)	84,337
7,937	DGB Financial Group, Inc.(a)	76,931
313	Dong-A Socio Holdings Co. Ltd.(a)	35,919
4,047	Dongbu HiTek Co. Ltd.(a)	18,411
9,784	Dongkuk Steel Mill Co. Ltd.(a)	50,101
1,436	Doosan Corp.	136,562
4,867	Doosan Engine Co. Ltd.(a)	34,936

392	Fila Korea Ltd.(a)	$39,250
129	GS Home Shopping, Inc.	24,866
1,474	GS Retail Co. Ltd.(a)	35,179
443	Halla Holdings Corp.(a)	25,763
1,524	Halla Visteon Climate Control Corp.(a)	64,731
360	Hanil Cement Co. Ltd.(a)	54,481
1,217	Hanil E-Hwa Co. Ltd.(a)	13,410
8,070	Hanjin Heavy Industries & Construction Co. Ltd.(a)	28,705
27,969	Hanjin Shipping Co. Ltd.(a)	152,172
2,254	Hanjin Transportation Co. Ltd.(a)	130,673
2,711	Hankook Tire Co. Ltd.(a)	130,642
3,081	Hankook Tire Worldwide Co. Ltd.(a)	70,996
4,539	Hansol Holdings Co. Ltd.(a)	32,872
2,940	Hansol Paper Co. Ltd.(a)	52,558
9,327	Hanwha Chemical Corp.(a)	104,903
9,681	Hanwha General Insurance Co. Ltd.(a)	37,047
16,835	Hanwha Life Insurance Co. Ltd.(a)	119,766
2,497	Hite Jinro Co. Ltd.(a)	53,086
1,051	Hotel Shilla Co. Ltd.	98,027
1,308	Huchems Fine Chemical Corp.(a)	31,695
1,909	Hyundai Corp.(a)	47,917
939	Hyundai Department Store Co. Ltd.(a)	102,607
5,506	Hyundai Development Co.-Engineering & Construction(a)	217,249
535	Hyundai Glovis Co. Ltd.(a)	119,612
3,008	Hyundai Greenfood Co. Ltd.(a)	47,585
212	Hyundai Home Shopping Network Corp.(a)	23,263
2,133	Hyundai Hysco Co. Ltd.(a)	150,184
7,304	Hyundai Merchant Marine Co. Ltd.(a)	68,458
885	Hyundai Mipo Dockyard Co. Ltd.(a)	62,474
27,993	Hyundai Securities Co. Ltd.(a)	192,234
914	Hyundai Wia Corp.(a)	128,709
1,358	iMarketKorea, Inc.	34,025
5,206	Kangwon Land, Inc.(a)	154,238
324	KCC Corp.	163,244
1,836	Kolon Corp.(a)	37,942
2,124	Kolon Industries, Inc.(a)	90,216
1,504	Korea Aerospace Industries Ltd.(a)	64,432
2,826	Korea Investment Holdings Co. Ltd.(a)	134,375
1,274	Korea Line Corp.(a)	25,629
563	Korea Zinc Co. Ltd.(a)	221,112
9,990	Korean Reinsurance Co.(a)	93,177
1,825	Kumho Petro Chemical Co. Ltd.(a)	149,691
13,048	Kumho Tire Co., Inc.(a)	115,852
2,865	LF Corp.(a)	82,523
363	LG Hausys Ltd.	59,582
244	LG Household & Health Care Ltd.	153,504
869	LG Innotek Co. Ltd.	77,794
5,083	LIG Insurance Co. Ltd.	106,903
45	Lotte Chilsung Beverage Co. Ltd.(a)	68,553
43	Lotte Confectionery Co. Ltd.(a)	73,489
892	Lotte Himart Co. Ltd.(a)	43,964
485	Mando Corp.(a)	73,398
6,273	Meritz Fire & Marine Insurance Co. Ltd.	69,980
16,215	Meritz Securities Co. Ltd.(a)	57,011
2,185	Mirae Asset Securities Co. Ltd.(a)	92,707
231	Naver Corp.	151,240
271	NCSoft Corp.	50,057
12,173	NH Investment & Securities Co. Ltd.(a)	123,556
382	NHN Entertainment Corp.(a)	26,023
240	Nong Shim Co. Ltd.	50,805
81	Orion Corp.(a)	77,771
132	Ottogi Corp.(a)	68,680
6,527	Pan Ocean Co. Ltd.(a)	15,398
4,245	Poongsan Corp.(a)	88,308

Schedule of Investments

694	S1 Corp.	$50,768
286	Samchully Co. Ltd.(a)	36,090
4,650	Samsung Card Co. Ltd.	162,427
1,546	Samsung Fine Chemicals Co. Ltd.	48,277
4,534	Samsung Securities Co., Ltd.(a)	197,347
2,330	Samsung Techwin Co. Ltd.(a)	48,897
1,819	Seah Besteel Corp.(a)	52,977
558	Seoyeon Co. Ltd.(a)	7,194
18,525	SK Broadband Co. Ltd.(a)	71,908
3,103	SK Chemicals Co. Ltd.(a)	173,366
2,075	SKC Co. Ltd.(a)	57,396
6,220	STX Engine Co. Ltd.(a)	17,967
4,455	Sungwoo Hitech Co. Ltd.(a)	49,495
21,662	Taihan Electric Wire Co. Ltd.(a)	23,770
2,875	Toray Chemical Korea, Inc.(a)	37,068
25	Young Poong Corp.(a)	32,507
1,172	Youngone Corp.(a)	60,443
47,281	Yuanta Securities Korea(a)	171,640
248	Yuhan Corp.(a)	38,778
1,622	Zyle Motor Sales Corp.(a)	1,906

		8,908,417

	Spain - 1.4%
6,879	Acerinox SA	102,466
2,923	Almirall SA(a)	51,027
1,735	Atresmedia Corp. de Medios de Comunicacion SA	25,491
3,899	Bolsas y Mercados Espanoles	160,396
123	Construcciones y Auxiliar de Ferrocarriles SA	41,286
7,146	Duro Felguera SA	28,708
6,592	Ebro Foods SA	112,102
13,325	Ence Energia y Celulosa SA	39,847
1,948	Grifols SA	81,884
2,321	Grupo Catalana Occidente SA	66,395
76,898	Liberbank SA(a)	54,235
10,160	Mediaset Espana Comunicacion SA(a)	123,765
3,604	Melia Hotels International SA	41,422
11,050	NH Hotel Group SA(a)	54,741
3,505	Obrascon Huarte Lain SA	81,062
170,466	Promotora de Informaciones SA(a)	45,205
12,928	Prosegur Cia de Seguridad SA	71,922
13,851	Sacyr Vallehermoso SA(a)	51,329
2,126	Tecnicas Reunidas SA	82,684
2,004	Viscofan SA	115,898
8,377	Zardoya Otis SA	95,381

		1,527,246

	Sweden - 2.3%
1,057	AAK AB	57,485
2,290	AF AB, Class B	35,156
899	Avanza Bank Holding AB	29,668
1,094	Axfood AB	66,454
885	Axis Communications AB(b)	23,750
1,644	Betsson AB, Class B	61,666
6,518	BillerudKorsnas AB	99,277
8,545	Castellum AB	134,490
9,441	Elekta AB, Class B(b)	101,344
10,567	Eniro AB(a)(b)	6,515
7,297	Fabege AB	99,852
2,150	Fastighets AB Balder, Class B(a)	31,162
167	Fastighets AB Balder (Preference Shares)	7,304
3,393	Haldex AB	45,938
566	Hexpol AB, Class B	56,891
4,766	Holmen AB, Class B	172,090
4,808	Hufvudstaden AB, Class A	63,061
27,461	Husqvarna AB, Class A	190,875
891	ICA Gruppen AB	34,283

894	Indutrade AB	$36,463
1,447	Intrum Justitia AB	38,569
2,526	JM AB	83,330
1,611	Klovern AB, Class A	1,685
16,369	Klovern AB, Class B(a)	16,325
382	Klovern AB (Preferemce Shares)	15,423
11,681	Kungsleden AB	89,664
1,715	L E Lundbergforetagen AB, Class B	75,172
3,284	Lindab International AB(a)	27,253
3,509	Loomis AB, Class B	103,924
5,321	Lundin Petroleum AB(a)	69,082
2,853	Modern Times Group AB, Class B	80,840
1,609	NIBE Industrier AB, Class B	40,923
3,928	Nobia AB	34,116
23,043	Peab AB, Class B	165,738
4,503	Rezidor Hotel Group AB(a)	16,874
3,560	Saab AB, Class B	86,843
41,415	SAS AB(a)	82,605
3,381	Wallenstam AB, Class B	56,034
3,107	Wihlborgs Fastigheter AB	60,845

		2,498,969

	Switzerland - 2.8%
1,749	Actelion Ltd.	193,900
1,615	AFG Arbonia-Forster Holding AG	28,875
394	Allreal Holding AG	61,880
505	Alpiq Holding AG	35,677
1,405	Ascom Holding AG	21,608
413	Autoneum Holding AG	69,129
165	Banque Cantonale Vaudoise	96,215
70	Barry Callebaut AG	69,768
293	Bucher Industries AG	71,972
83	Burckhardt Compression Holding AG	25,665
217	Daetwyler Holding AG	25,874
1,733	DKSH Holding AG	131,757
984	Dufry Group(a)	145,025
117	Emmi AG	38,277
198	EMS-Chemie Holding AG	76,613
143	Flughafen Zuerich AG	97,297
62	Forbo Holding AG	60,211
161	Galenica AG	129,580
7,157	GAM Holding AG	126,797
2,529	Gategroup Holding AG	70,094
580	Implenia AG	31,678
173	Kaba Holding AG	86,871
2,611	Kudelski SA	29,940
239	Kuoni Reisen Holding AG, Class B	80,009
5,319	Logitech International SA	78,335
3,756	Meyer Burger Technology AG(a)(b)	23,351
310	Mobimo Holding AG	71,566
5,978	OC Oerlikon Corp. AG	68,224
714	Panalpina Welttransport Holding AG	87,305
417	Partners Group Holding AG	111,768
1,879	PSP Swiss Property AG	193,915
299	Rieter Holding AG	43,320
65,611	Schmolz + Bickenbach AG(a)	58,476
45	Schweiter Technologies AG	34,482
243	Straumann Holding AG	54,963
2,182	Swiss Prime Site AG	189,255
269	Tecan Group AG	27,118
936	Valiant Holding AG	76,300
319	Valora Holding AG	77,041
1,157	Vontobel Holding AG	38,669

		3,038,800

	United Arab Emirates - 0.0%
16,005	Lamprell PLC(a)	26,201

Schedule of Investments

	United Kingdom - 9.6%
11,304	Acacia Mining PLC	$47,860
48,395	Afren PLC(a)	3,852
7,980	Alent PLC	43,806
2,743	APR Energy PLC	7,045
9,821	ARM Holdings PLC	153,549
18,031	Ashmore Group PLC	75,989
12,017	Ashtead Group PLC	196,366
1,271	AVEVA Group PLC	25,064
26,542	BBA Aviation PLC	135,336
26,077	Beazley PLC	113,226
4,883	Bellway PLC	133,768
6,703	Berendsen PLC	112,149
3,231	Berkeley Group Holdings PLC (The)	117,579
2,009	Betfair Group PLC	48,639
4,477	Big Yellow Group PLC REIT	41,084
9,655	Bodycote PLC	98,606
61,122	Booker Group PLC	137,240
4,174	Bovis Homes Group PLC	52,095
8,133	Brewin Dolphin Holdings PLC	35,839
9,640	Britvic PLC	102,000
4,377	BTG PLC(a)	51,999
50,232	Cairn Energy PLC(a)	144,851
13,427	Capital & Counties Properties PLC	77,579
21,936	Chemring Group PLC	71,327
5,171	Chesnara PLC	27,279
7,472	Cineworld Group PLC	47,694
7,093	Close Brothers Group PLC	162,032
3,209	Countrywide PLC	22,170
5,278	Crest Nicholson Holdings PLC	32,580
4,051	Croda International PLC	161,657
4,638	CSR PLC	59,558
9,442	Daily Mail & General Trust PLC NV, Class A	122,169
11,502	Dairy Crest Group PLC	84,405
8,783	De La Rue PLC	68,396
3,111	Dechra Pharmaceuticals PLC	40,416
3,025	Derwent London PLC REIT	147,883
7,570	Devro PLC	32,005
1,170	Dignity PLC	32,684
2,757	Diploma PLC	31,325
17,010	Dixons Carphone PLC	111,131
3,301	Domino Printing Sciences PLC	33,837
3,468	Domino’s Pizza Group PLC	35,106
1,924	Dunelm Group PLC	25,415
6,314	easyJet PLC	176,573
31,671	Electrocomponents PLC	97,417
15,672	Elementis PLC	65,058
48,739	Enquest PLC(a)	24,888
42,821	Enterprise Inns PLC(a)	66,500
8,984	Entertainment One Ltd.	37,241
5,181	Essentra PLC	64,585
7,204	eSure Group PLC	24,950
84,890	Evraz PLC	217,254
10,152	Fenner PLC	28,360
14,181	Ferrexpo PLC	10,649
1,031	Fidessa Group PLC	37,163
4,443	Galliford Try PLC	87,816
5,713	Genel Energy PLC(a)	53,241
2,224	Genus PLC	40,884
2,737	Go-Ahead Group PLC	101,822
10,485	Grainger PLC	30,534
9,430	Great Portland Estates PLC REIT	111,250
8,444	Greggs PLC	104,120
16,446	Halfords Group PLC	109,669
11,643	Halma PLC	121,794

24,900	Hansteen Holdings PLC REIT	$42,184
2,072	Hargreaves Lansdown PLC	31,462
37,879	Henderson Group PLC	135,342
2,440	Hikma Pharmaceuticals PLC	86,485
9,958	HomeServe PLC	50,461
9,764	Howden Joinery Group PLC	62,310
6,856	Hunting PLC	40,951
15,667	IG Group Holdings PLC	169,889
11,014	International Personal Finance PLC	72,040
7,087	Interserve PLC	56,998
7,735	ITE Group PLC	15,189
2,907	J D Wetherspoon PLC	34,535
3,126	Jardine Lloyd Thompson Group PLC	44,438
10,908	Jupiter Fund Management PLC	62,156
3,309	Keller Group PLC	44,380
3,188	Kier Group PLC	74,981
15,202	Laird PLC	72,788
5,615	London Stock Exchange Group PLC	199,445
18,686	Londonmetric Property PLC REIT	44,763
30,185	Lonmin PLC(a)	74,077
46,435	Marston’s PLC	102,170
11,276	Michael Page International PLC	78,919
5,033	Micro Focus International PLC	79,521
13,729	Mitchells & Butlers PLC(a)	87,943
26,497	Mitie Group PLC	107,409
13,067	Moneysupermarket.com Group PLC	51,615
14,924	Morgan Advanced Materials PLC	68,252
9,434	Mothercare PLC(a)	25,433
6,186	N Brown Group PLC	40,220
20,732	National Express Group PLC	79,556
11,423	Northgate PLC	105,682
2,862	Ocado Group PLC(a)	17,667
7,643	Ophir Energy PLC(a)	15,416
1,175	Oxford Instruments PLC	13,138
12,814	Pace PLC	64,356
13,377	Paragon Group of Cos. PLC	82,815
5,557	Partnership Assurance Group PLC	11,079
10,815	Petra Diamonds Ltd.(a)	24,917
10,429	Phoenix Group Holdings	131,415
3,692	Playtech PLC	37,651
23,136	Premier Farnell PLC	58,724
54,487	Premier Foods PLC(a)	35,598
29,029	Premier Oil PLC	63,044
39,239	Qinetiq Group PLC	110,264
5,890	Redrow PLC	25,035
22,227	Regus PLC	67,433
868	Renishaw PLC	30,245
6,255	Restaurant Group PLC	67,593
675	Rightmove PLC	23,581
2,055	Rotork PLC	71,142
6,774	RPC Group PLC	55,193
7,523	RPS Group PLC	20,609
24,379	Salamander Energy PLC(a)	25,447
4,318	Savills PLC	47,407
14,558	Senior PLC	67,693
8,828	Shaftesbury PLC REIT	103,153
19,042	Shanks Group PLC	28,170
44,715	SIG PLC	123,906
6,467	Soco International PLC	25,564
3,660	Spectris PLC	114,886
27,896	Speedy Hire PLC	30,480
2,704	Spirax-Sarco Engineering PLC	123,865
31,697	Spirent Communications PLC	42,488
32,941	Spirit Pub Co. PLC	56,747
3,447	Sports Direct International PLC(a)	36,835
11,453	St. James’s Place PLC	147,587

Schedule of Investments

4,485	St. Modwen Properties PLC	$28,170
24,509	Stagecoach Group PLC	125,964
8,071	SVG Capital PLC(a)	52,766
2,324	Synergy Health PLC	75,568
10,153	Synthomer PLC	37,100
26,267	TalkTalk Telecom Group PLC	125,610
4,145	Telecity Group PLC	53,663
990	Telecom Plus PLC	16,192
11,160	Tullett Prebon PLC	56,117
17,495	UBM PLC	139,130
2,967	Ultra Electronics Holdings PLC	77,938
4,942	Unite Group PLC (The)	36,362
12,689	Vesuvius PLC	83,854
1,957	Victrex PLC	60,519
5,794	WH Smith PLC	117,477
3,530	Workspace Group PLC REIT	41,884
3,826	WS Atkins PLC	72,231

		10,359,640

	United States - 0.3%
20,034	Alacer Gold Corp.	47,085
7,386	Argonaut Gold, Inc.(a)	14,446
37,449	Atlantic Power Corp.(b)	99,533
143,326	Boart Longyear Ltd.(a)	18,417
32,277	Samsonite International SA	98,038
36,482	Thompson Creek Metals Co., Inc.(a)	45,460

		322,979

	Total Common Stocks and Other Equity Interests (Cost $104,445,928)	107,849,857

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0

	France - 0.0%
285	Vilmorin & Cie SA, expiring 02/02/15(a)	2,508

	South Korea - 0.0%
1,121	Hyundai Merchant Marine Co. Ltd., expiring 03/05/15(a)	3,055

	Total Rights (Cost $0)	5,563

	Money Market Fund - 0.1%
80,804	Invesco Premier Portfolio – Institutional Class(d) (Cost $80,804)	80,804

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $104,526,732)-100.1%	107,936,224

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.4%
1,556,279	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,556,279)	1,556,279

	Total Investments (Cost $106,083,011)(f)- 101.5%	109,492,503
	Other assets less liabilities-(1.5)%	(1,646,496)

	Net Assets-100.0%	$107,846,007

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $61,784, which represented 0.06% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$1,475,110	$(1,475,110)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $108,507,647. The net unrealized appreciation was $984,856 which consisted of aggregate gross unrealized appreciation of $16,247,677 and aggregate gross unrealized depreciation of $15,262,821.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 15.0%
13,700	AES Tiete SA	$69,618
20,800	AES Tiete SA (Preference Shares)	128,324
84,300	All-America Latina Logistica SA	120,913
261,150	Ambev SA	1,715,250
94,290	Banco Bradesco SA	1,176,781
383,743	Banco Bradesco SA (Preference Shares)	4,822,164
414,458	Banco do Brasil SA	3,190,039
49,800	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	226,347
266,985	BM&FBOVESPA SA	905,135
47,200	BR Malls Participacoes SA	267,810
42,009	Braskem SA (Preference Shares), Class A	194,848
77,600	BRF SA	1,861,220
75,700	CCR SA	430,928
196,410	Centrais Eletricas Brasileiras SA	375,376
151,700	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	347,008
17,979	Cia Brasileira de Distribuicao (Preference Shares), Class A	596,799
67,692	Cia de Saneamento Basico do Estado de Sao Paulo	335,408
30,380	Cia Energetica de Minas Gerais	141,476
276,123	Cia Energetica de Minas Gerais (Preference Shares)	1,225,179
38,321	Cia Energetica de Sao Paulo (Preference Shares), Class B	336,354
41,408	Cia Paranaense de Energia (Preference Shares), Class B	481,309
249,982	Cia Siderurgica Nacional SA	387,425
46,284	Cielo SA	689,725
18,800	Cosan Logistica SA(a)	15,339
18,800	Cosan SA Industria e Comercio	171,807
80,100	CPFL Energia SA	502,527
47,400	Cyrela Brazil Realty SA Empreendimentos E Participacoes	190,893
86,441	EDP - Energias do Brasil SA	278,883
99,100	Eletropaulo Metropolitana SA (Preference Shares)	248,839
89,167	Embraer SA	788,624
30,455	Fibria Celulose SA(a)	366,477
33,013	Gerdau SA	90,644
223,017	Gerdau SA (Preference Shares)	756,905
531,515	Itau Unibanco Holding SA (Preference Shares)	6,514,732
293,376	Itausa - Investimentos Itau SA (Preference Shares)	998,978
156,982	JBS SA	669,054
38,204	Light SA	201,538
10,875	Lojas Americanas SA	47,605
11,500	Lojas Renner SA	302,045
253,400	Marfrig Global Foods SA(a)	472,021
72,170	Metalurgica Gerdau SA (Preference Shares)	264,568

24,400	Natura Cosmeticos SA	$284,979
10,712	Oi SA(a)	21,550
50,308	Oi SA (Preference Shares)(a)	93,524
501,000	PDG Realty SA Empreendimentos e Participacoes(a)	97,057
1,367,762	Petroleo Brasileiro SA	4,096,865
1,592,947	Petroleo Brasileiro SA (Preference Shares)	4,854,447
47,075	Souza Cruz SA	394,425
69,843	Telefonica Brasil SA (Preference Shares)	1,295,798
106,866	Tim Participacoes SA	471,386
30,754	Tractebel Energia SA	356,784
47,096	Ultrapar Participacoes SA	929,919
37,984	Usinas Siderurgicas de Minas Gerais SA(a)	240,708
124,832	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	155,796
324,623	Vale SA	2,250,665
505,427	Vale SA (Preference Shares)	3,116,316

		51,567,134

	Chile - 1.3%
2,820,376	Banco de Chile	311,188
9,998,087	Banco Santander Chile	475,144
149,621	Cencosud SA	366,538
21,199,249	Corpbanca SA	234,773
453,973	Empresa Nacional de Electricidad SA	650,193
30,268	Empresas COPEC SA	342,760
3,566,062	Enersis SA	1,104,862
19,433	Entel Chile SA	182,679
39,803	LATAM Airlines Group SA(a)	420,215
32,715	S.A.C.I. Falabella	214,764

		4,303,116

	China - 27.3%
353,312	Agile Property Holdings Ltd.	215,541
4,293,358	Agricultural Bank of China Ltd., H-Shares	2,104,221
779,617	Aluminum Corp. of China Ltd., H-Shares(a)	357,966
386,414	Angang Steel Co. Ltd., H-Shares	288,065
106,113	Anhui Conch Cement Co. Ltd., H-Shares	357,891
16,885,238	Bank of China Ltd., H-Shares	9,451,648
1,644,323	Bank of Communications Co. Ltd., H-Shares	1,382,755
31,805	Beijing Enterprises Holdings Ltd.	243,459
441,217	Belle International Holdings Ltd.	500,209
1,295,200	China CITIC Bank Corp. Ltd., H-Shares	960,540
1,103,724	China Coal Energy Co. Ltd., H-Shares	607,854
1,540,559	China Communications Construction Co. Ltd., H-Shares	1,678,980
528,224	China Communications Services Corp. Ltd., H-Shares	238,450
14,193,839	China Construction Bank Corp., H-Shares	11,405,085
532,716	China COSCO Holdings Co. Ltd., H-Shares(a)	264,525
757,919	China Life Insurance Co. Ltd., H-Shares	2,991,265
613,326	China Merchants Bank Co. Ltd., H-Shares	1,373,257
116,944	China Merchants Holdings International Co. Ltd.	430,620
789,181	China Minsheng Banking Corp. Ltd., H-Shares	961,876
840,824	China Mobile Ltd.	11,115,771
709,710	China National Building Material Co. Ltd., H-Shares	685,604
104,695	China Oilfield Services Ltd., H-Shares	172,301
342,896	China Overseas Land & Investment Ltd.	992,863
231,705	China Pacific Insurance (Group) Co. Ltd., H-Shares	1,120,669
7,456,327	China Petroleum & Chemical Corp. (Sinopec), H-Shares	5,895,166

Schedule of Investments

830,758	China Railway Construction Corp. Ltd., H-Shares	$954,691
1,710,802	China Railway Group Ltd., H-Shares	1,255,517
164,786	China Resources Enterprise Ltd.	361,310
204,387	China Resources Land Ltd.	524,059
222,524	China Resources Power Holdings Co. Ltd.	628,538
656,929	China Shenhua Energy Co. Ltd., H-Shares	1,800,479
3,611,098	China Telecom Corp. Ltd., H-Shares	2,142,435
915,829	China Unicom (Hong Kong) Ltd.	1,384,371
183,460	China Vanke Co. Ltd., H-Shares(a)	399,415
448,847	China Yurun Food Group Ltd.(a)	173,093
361,555	CITIC Ltd.	621,140
2,569,146	CNOOC Ltd.	3,373,239
215,174	COSCO Pacific Ltd.	312,492
560,188	Country Garden Holdings Co. Ltd.	223,978
639,731	Datang International Power Generation Co. Ltd., H-Shares	348,193
504,280	Dongfeng Motor Group Co. Ltd., H-Shares	734,955
807,543	Evergrande Real Estate Group Ltd.	336,418
2,190,762	GOME Electrical Appliances Holding Ltd.	302,336
223,808	Guangzhou R&F Properties Co. Ltd., H-Shares	254,309
31,911	Hengan International Group Co. Ltd.	379,680
631,998	Huaneng Power International, Inc., H-Shares	896,642
14,423,829	Industrial & Commercial Bank of China Ltd., H-Shares	10,380,670
276,173	Jiangxi Copper Co. Ltd., H-Shares	450,947
177,586	Kunlun Energy Co. Ltd.	184,839
805,160	Lenovo Group Ltd.	1,042,621
3,847,677	PetroChina Co. Ltd., H-Shares	4,163,621
277,290	PICC Property & Casualty Co. Ltd., H-Shares	543,611
153,123	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,631,290
78,247	Shanghai Industrial Holdings Ltd.	231,612
162,971	Shimao Property Holdings Ltd.	343,878
109,007	Sinopharm Group Co. Ltd., H-Shares	398,582
37,740	Tencent Holdings Ltd.	642,520
66,156	Weichai Power Co. Ltd., H-Shares	262,803
596,901	Yanzhou Coal Mining Co. Ltd., H-Shares	475,775

		93,956,640

	Hong Kong - 0.1%
467,331	Skyworth Digital Holdings Ltd.	264,003

	India - 8.3%
50,838	Axis Bank Ltd. GDR(b)	2,391,928
16,230	Gail India Ltd. GDR(b)	673,545
32,411	HDFC Bank Ltd. ADR	1,846,779
321,676	ICICI Bank Ltd. ADR	3,863,329
95,281	Infosys Ltd. ADR	3,247,176
37,815	Larsen & Toubro Ltd. GDR(b)	1,041,803
60,303	Mahindra & Mahindra Ltd. GDR(b)	1,236,211
229,147	Reliance Industries Ltd. GDR(b)	6,828,581
77,519	State Bank of India GDR(b)	3,852,694
43,127	Tata Motors Ltd. ADR	2,127,024
181,670	Tata Steel Ltd. GDR(b)	1,144,521
37,786	Wipro Ltd. ADR	485,928

		28,739,519

	Indonesia - 1.9%
3,316,529	PT Adaro Energy Tbk	261,814
1,605,037	PT Astra International Tbk	994,635
674,463	PT Bank Central Asia Tbk	712,133
784,400	PT Bank Mandiri Persero Tbk	681,145
780,669	PT Bank Negara Indonesia (Persero) Tbk	385,173
852,359	PT Bank Rakyat Indonesia (Persero) Tbk	785,577

525,096	PT Indofood Sukses Makmur Tbk	$312,964
986,175	PT Perusahaan Gas Negara Persero Tbk	393,146
230,989	PT Semen Indonesia (Persero) Tbk	265,772
6,271,418	PT Telekomunikasi Indonesia Persero Tbk	1,401,075
181,491	PT United Tractors Tbk	256,458

		6,449,892

	Malaysia - 2.5%
168,000	AMMB Holdings Bhd	290,805
479,800	Axiata Group Bhd	952,194
476,300	CIMB Group Holdings Bhd	722,065
311,500	DiGi.Com Bhd	550,363
146,600	Genting Bhd	356,802
221,700	Genting Malaysia Bhd	248,099
422,800	IOI Corp. Bhd	548,894
36,600	Kuala Lumpur Kepong Bhd	228,599
429,300	Malayan Banking Bhd	1,031,835
238,100	Maxis Bhd	465,962
124,500	MISC Bhd	265,952
218,800	Petronas Chemicals Group Bhd	307,574
85,100	Public Bank Bhd	425,500
347,000	Sime Darby Bhd	899,063
142,700	Telekom Malaysia Bhd	274,937
132,600	Tenaga Nasional Bhd	529,961
82,800	UMW Holdings Bhd	248,765
708,600	YTL Power International Bhd	312,503

		8,659,873

	Mexico - 4.1%
243,364	Alfa SAB de CV(a)	446,484
4,537,492	America Movil SAB de CV, Series L	4,857,811
2,039,605	Cemex SAB de CV(a)	1,813,073
30,127	Coca-Cola Femsa SAB de CV, Series L	244,408
174,468	Empresas ICA SAB de CV(a)	181,424
152,169	Fomento Economico Mexicano SAB de CV(a)	1,272,293
137,427	Grupo Bimbo SAB de CV(a)	350,061
127,102	Grupo Financiero Banorte SAB de CV	645,739
103,939	Grupo Financiero Inbursa SAB de CV	268,299
280,392	Grupo Financiero Santander Mexico SAB de CV, Class B	594,379
359,098	Grupo Mexico SAB de CV	949,488
188,364	Grupo Televisa SAB(a)	1,227,329
10,749	Industrias Penoles SAB de CV	212,410
96,156	Mexichem SAB de CV(a)	266,897
452,438	Wal-Mart de Mexico SAB de CV	874,780

		14,204,875

	Poland - 1.9%
11,190	Bank Pekao SA	539,657
50,487	KGHM Polska Miedz SA	1,433,408
187,876	Orange Polska SA	453,158
135,390	PGE Polska Grupa Energetyczna SA	709,679
69,837	Polski Koncern Naftowy Orlen SA	1,032,329
226,598	Polskie Gornictwo Naftowe i Gazownictwo SA	267,477
87,502	Powszechna Kasa Oszczednosci Bank Polski SA	809,793
7,224	Powszechny Zaklad Ubezpieczen SA	982,286
139,367	Tauron Polska Energia SA	187,796

		6,415,583

	Russia - 7.2%
193,997	Federal Hydrogenerating Co. (RUSHYDRO) JSC ADR	146,662
2,247,712	Gazprom OAO ADR	9,103,234
151,156	LUKOIL OAO ADR	5,955,546
8,270	Magnit PJSC GDR(b)	315,914
129,305	Mechel ADR(a)	168,096
8,686	MegaFon OAO GDR(b)	119,346

Schedule of Investments

82,229	MMC Norilsk Nickel OJSC ADR	$1,356,778
85,905	Mobile TeleSystems OJSC ADR	675,213
3,755	NovaTek OAO GDR(b)	262,850
18,614	Novolipetsk Steel OJSC GDR(b)	243,285
226,812	Rosneft Oil Co. OAO GDR(b)	736,685
46,039	Rostelecom OJSC ADR	324,575
372,899	Sberbank of Russia ADR	1,381,591
63,214	Severstal PAO GDR(b)	576,512
39,358	Sistema JSFC GDR(b)	175,143
193,714	Surgutneftegas OAO ADR	844,012
37,741	Tatneft ADR	886,914
27,433	Uralkali PJSC GDR(b)	341,541
648,395	VTB Bank OJSC GDR(b)	1,250,754

		24,864,651

	South Africa - 9.2%
379,526	African Bank Investments Ltd.(a)	0
7,317	Anglo American Platinum Ltd.(a)	224,587
54,938	AngloGold Ashanti Ltd.(a)	646,115
9,936	Aspen Pharmacare Holdings Ltd.	374,691
63,551	Barclays Africa Group Ltd.	1,086,831
33,481	Barloworld Ltd.	254,008
49,698	Bidvest Group Ltd. (The)	1,380,443
18,118	Exxaro Resources Ltd.	161,521
377,141	FirstRand Ltd.	1,688,720
39,936	Foschini Group Ltd. (The)	575,640
325,297	Gold Fields Ltd.	1,825,198
230,530	Growthpoint Properties Ltd. REIT	580,735
105,441	Harmony Gold Mining Co. Ltd.(a)	309,497
112,304	Impala Platinum Holdings Ltd.(a)	731,410
40,732	Imperial Holdings Ltd.	722,047
35,697	Investec Ltd.	301,235
12,468	Kumba Iron Ore Ltd.	240,870
22,315	Massmart Holdings Ltd.	319,559
132,239	MMI Holdings Ltd.	356,207
13,720	Mondi Ltd.	247,116
237,382	MTN Group Ltd.	4,124,132
67,367	Nampak Ltd.	246,798
7,316	Naspers Ltd., Class N	1,067,962
33,862	Nedbank Group Ltd.	746,705
166,982	Netcare Ltd.	557,181
39,445	Remgro Ltd.	918,213
234,758	Sanlam Ltd.	1,417,510
85,970	Sappi Ltd.(a)	354,790
75,453	Sasol Ltd.	2,732,487
48,745	Shoprite Holdings Ltd.	774,908
184,490	Sibanye Gold Ltd.	488,071
30,587	Spar Group Ltd. (The)	485,169
173,621	Standard Bank Group Ltd.	2,308,080
213,703	Steinhoff International Holdings Ltd.	1,097,821
20,056	Tiger Brands Ltd.	679,707
47,267	Truworths International Ltd.	329,174
49,019	Vodacom Group Ltd.	566,346
91,023	Woolworths Holdings Ltd.	680,070

		31,601,554

	Taiwan - 15.6%
1,187,571	Acer, Inc.(a)	778,185
728,811	Advanced Semiconductor Engineering, Inc.	922,765
257,293	Asia Cement Corp.	311,069
157,738	Asustek Computer, Inc.	1,664,299
3,556,000	AU Optronics Corp.	1,952,141
49,000	Catcher Technology Co. Ltd.	433,037
709,440	Cathay Financial Holding Co. Ltd.	1,024,308
123,894	Cheng Shin Rubber Industry Co. Ltd.	298,791
1,600,081	China Development Financial Holding Corp.	528,054

398,700	China Life Insurance Co. Ltd.	$335,903
1,042,360	China Steel Corp.	883,146
577,000	Chunghwa Telecom Co. Ltd.	1,748,568
1,157,054	Compal Electronics, Inc.	849,979
1,370,209	CTBC Financial Holding Co. Ltd.	873,949
162,000	Delta Electronics, Inc.	994,717
456,163	E.Sun Financial Holding Co. Ltd.	280,818
250,728	Far Eastern New Century Corp.	253,007
215,000	Far EasTone Telecommunications Co. Ltd.	526,695
490,228	First Financial Holding Co. Ltd.	287,011
261,920	Formosa Chemicals & Fibre Corp.	563,510
95,000	Formosa Petrochemical Corp.	202,580
305,280	Formosa Plastics Corp.	741,077
161,232	Foxconn Technology Co. Ltd.	439,489
877,928	Fubon Financial Holding Co. Ltd.	1,401,297
2,395,282	Hon Hai Precision Industry Co. Ltd.	6,589,904
27,000	Hotai Motor Co. Ltd.	388,976
385,233	HTC Corp.(a)	1,919,228
2,967,490	Innolux Corp.	1,450,151
653,000	Inventec Corp.	486,950
328,859	Lite-On Technology Corp.	406,984
99,091	MediaTek, Inc.	1,518,744
1,026,640	Mega Financial Holding Co. Ltd.	788,382
408,940	Nan Ya Plastics Corp.	824,018
51,000	Novatek Microelectronics Corp.	284,021
603,106	Pegatron Corp.	1,626,732
228,740	Pou Chen Corp.	313,929
226,200	Powertech Technology, Inc.	378,274
50,000	President Chain Store Corp.	385,549
468,000	Quanta Computer, Inc.	1,143,510
1,254,465	Shin Kong Financial Holding Co. Ltd.	350,304
465,000	Siliconware Precision Industries Co. Ltd.	784,997
751,017	SinoPac Financial Holdings Co. Ltd.	306,236
299,000	Synnex Technology International Corp.	431,704
987,188	Taishin Financial Holding Co. Ltd.	405,670
448,089	Taiwan Cement Corp.	605,727
182,400	Taiwan Mobile Co. Ltd.	601,952
1,952,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,733,781
52,000	TPK Holding Co. Ltd.	339,093
427,000	Unimicron Technology Corp.	296,739
558,405	Uni-President Enterprises Corp.	894,837
2,742,000	United Microelectronics Corp.	1,339,959
991,219	Wistron Corp.	912,160
305,760	WPG Holdings Ltd.	381,309
1,103,438	Yuanta Financial Holding Co. Ltd.	532,224

		53,716,439

	Thailand - 2.5%
107,661	Advanced Info Service PCL NVDR	805,895
68,828	Bangkok Bank PCL NVDR	400,603
355,296	Banpu PCL NVDR	263,785
425,857	Charoen Pokphand Foods PCL NVDR	328,533
228,094	CP All PCL NVDR	289,212
2,907,864	IRPC PCL NVDR	303,846
104,557	Kasikornbank PCL NVDR	709,186
486,196	Krung Thai Bank PCL NVDR	337,203
168,418	PTT Exploration & Production PCL NVDR	560,879
305,113	PTT Global Chemical PCL NVDR	526,700
221,460	PTT PCL NVDR	2,341,129
28,942	Siam Cement PCL (The) NVDR	438,596
139,458	Siam Commercial Bank PCL (The) NVDR	764,825
248,476	Thai Oil PCL NVDR	389,074
95,859	Total Access Communication PCL NVDR	275,305

		8,734,771

Schedule of Investments

	Turkey - 3.2%
329,602	Akbank TAS	$1,210,764
15,543	BIM Birlesik Magazalar AS	315,429
267,334	Eregli Demir ve Celik Fabrikalari TAS	482,246
192,517	Haci Omer Sabanci Holding AS	816,904
199,733	Koc Holding AS	1,044,050
47,144	Tupras Turkiye Petrol Rafinerileri AS	1,027,286
82,566	Turk Hava Yollari AO(a)	317,516
161,092	Turk Telekomunikasyon AS	484,765
131,551	Turkcell Iletisim Hizmetleri AS(a)	760,457
397,489	Turkiye Garanti Bankasi AS	1,686,658
131,969	Turkiye Halk Bankasi AS	854,851
380,880	Turkiye Is Bankasi, Class C	1,113,369
273,300	Turkiye Vakiflar Bankasi TAO	640,910
180,007	Yapi ve Kredi Bankasi AS	375,637

		11,130,842

	Total Investments (Cost $387,554,911)(c)-100.1%	344,608,892
	Other assets less liabilities-(0.1)%	(239,941)

	Net Assets-100.0%	$344,368,951

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $21,191,313, which represented 6.15% of the Fund’s Net Assets.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $408,724,516. The net unrealized depreciation was $64,115,624 which consisted of aggregate gross unrealized appreciation of $40,506,486 and aggregate gross unrealized depreciation of $104,622,110.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 1.6%
73,767	GrainCorp Ltd.	$511,844
71,275	Nufarm Ltd.	315,826

		827,670

	Brazil - 0.2%
19,738	SLC Agricola SA	105,154

	Canada - 12.9%
21,631	Agrium, Inc.	2,312,800
121,478	Potash Corp. of Saskatchewan, Inc.	4,432,014

		6,744,814

	China - 1.4%
842,917	China Agri-Industries Holdings Ltd.	341,370
283,357	China BlueChemical Ltd., H-Shares	98,675
852,152	China Modern Dairy Holdings Ltd.(a)	275,868

		715,913

	Denmark - 0.3%
3,615	Auriga Industries A/S, Class B(a)	170,971

	Germany - 4.2%
69,595	K+S AG	2,198,966

	Indonesia - 4.1%
2,585,916	Golden Agri-Resources Ltd.	802,664
132,789	PT Astra Agro Lestari Tbk	243,722
2,973,080	PT Charoen Pokphand Indonesia Tbk	928,244
1,123,509	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	163,194

		2,137,824

	Israel - 3.1%
179,488	Israel Chemicals Ltd.	1,292,915
929	Israel Corp. Ltd. (The)	301,941

		1,594,856

	Japan - 1.0%
8,368	Hokuto Corp.	154,373
18,236	Kumiai Chemical Industry Co. Ltd.	142,672
19,674	Nihon Nohyaku Co. Ltd.	233,646

		530,691

	Malaysia - 7.9%
747,200	Felda Global Ventures Holdings Bhd	502,527
139,000	Genting Plantations Bhd	389,261
1,469,390	IOI Corp. Bhd	1,907,615
214,974	Kuala Lumpur Kepong Bhd	1,342,699

		4,142,102

	Netherlands - 2.8%
28,299	Nutreco NV	1,438,627

	Norway - 4.9%
49,178	Yara International ASA	2,555,187

	Russia - 0.7%
31,211	Phosagro OAO GDR(b)	341,760

	Singapore - 4.4%
191,365	First Resources Ltd.	$263,761
849,993	Wilmar International Ltd.	2,022,746

		2,286,507

	Switzerland - 7.9%
12,676	Syngenta AG	4,122,232

	Taiwan - 1.0%
296,099	Taiwan Fertilizer Co. Ltd.	516,777

	Turkey - 0.1%
33,538	Gubre Fabrikalari TAS	76,724

	United States - 41.4%
79,497	Archer-Daniels-Midland Co.	3,706,945
23,069	Bunge Ltd.	2,065,368
7,808	CF Industries Holdings, Inc.	2,384,407
66,354	Darling Ingredients, Inc.(a)	1,126,691
14,988	Fresh Del Monte Produce, Inc.	504,046
25,158	Ingredion, Inc.	2,028,741
22,287	Intrepid Potash, Inc.(a)	296,640
34,925	Monsanto Co.	4,120,452
91,499	Mosaic Co. (The)	4,455,086
14,213	Scotts Miracle-Gro Co. (The)	901,531

		21,589,907

	Total Investments (Cost $56,809,398)(c)-99.9%	52,096,682
	Other assets less liabilities-0.1%	30,045

	Net Assets-100.0%	$52,126,727

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $341,760, which represented 0.66% of the Fund’s Net Assets.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $57,769,273. The net unrealized depreciation was $5,672,591 which consisted of aggregate gross unrealized appreciation of $6,493,255 and aggregate gross unrealized depreciation of $12,165,846.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Austria - 0.8%
27,986	Verbund AG	$489,503

	Brazil - 1.2%
60,000	Sao Martinho SA	761,344

	Canada - 2.9%
68,695	Ballard Power Systems, Inc.(a)(b)	107,814
35,069	Canadian Solar, Inc.(b)	715,057
9,501	Hydrogenics Corp.(a)(b)	128,169
53,924	Innergex Renewable Energy, Inc.	506,940
33,730	TransAlta Renewables, Inc.(a)	338,909

		1,796,889

	China - 16.2%
78,142	BYD Co. Ltd., H-Shares	285,725
2,546,640	China Datang Corp. Renewable Power Co. Ltd., H-Shares	364,587
539,498	China Everbright International Ltd.	798,808
1,122,697	China Longyuan Power Group Corp., H-Shares	1,213,437
565,124	China Singyes Solar Technologies Holdings Ltd.	793,019
3,489,022	GCL-Poly Energy Holdings Ltd.(b)	756,003
3,630,599	Huaneng Renewables Corp. Ltd., H-Shares	1,306,451
28,475	JA Solar Holdings Co. Ltd. ADR(a)(b)	227,800
1,142,632	Shunfeng International Clean Energy Ltd.(b)	882,762
93,601	Trina Solar Ltd. ADR(a)(b)	847,089
311,684	Wasion Group Holdings Ltd.	290,243
747,878	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,198,017
2,914,578	Xinyi Solar Holdings Ltd.	808,211
104,887	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	196,139

		9,968,291

	Denmark - 4.8%
18,092	Novozymes A/S, Class B	825,218
8,808	Rockwool International A/S, Class B	943,967
30,148	Vestas Wind Systems A/S(b)	1,181,352

		2,950,537

	Finland - 1.2%
35,294	Fortum Oyj	752,740

	France - 0.9%
11,150	Albioma SA	207,355
8,462	Blue Solutions SA(a)(b)	252,665
2,817	Saft Groupe SA	90,216

		550,236

	Germany - 6.6%
90,985	Aixtron SE(b)	721,477
39,161	Capital Stage AG	213,002
16,979	CENTROTEC Sustainable AG	253,869
60,280	Nordex SE(b)	1,177,818
24,686	Osram Licht AG(b)	1,138,791

43,784	SMA Solar Technology AG(a)(b)	$542,995

		4,047,952

	Hong Kong - 5.3%
1,865,796	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,321,135
6,035,662	FDG Electric Vehicles Ltd.(b)	342,522
2,282,753	Hanergy Thin Film Power Group Ltd.	1,062,862
20,730	Sky Solar Holdings Ltd. ADR(b)	255,393
1,886,211	United Photovoltaics Group Ltd.(b)	257,873

		3,239,785

	Ireland - 1.8%
59,048	Kingspan Group PLC	1,069,789

	Italy - 1.3%
243,777	Enel Green Power SpA	481,958
288,294	Falck Renewables SpA	318,168

		800,126

	Japan - 2.8%
68,555	GS Yuasa Corp.	312,237
314,072	Meidensha Corp.	946,507
33,766	Takuma Co. Ltd.	240,026
26,461	West Holdings Corp.	211,526

		1,710,296

	New Zealand - 1.8%
107,252	Contact Energy Ltd.	550,353
231,955	Mighty River Power Ltd.	565,666

		1,116,019

	Norway - 1.5%
3,157,862	REC Silicon ASA(a)(b)	677,572
16,827	REC Solar ASA(b)	221,451

		899,023

	Philippines - 0.9%
2,880,028	Energy Development Corp.	558,461

	Portugal - 1.9%
169,855	EDP Renovaveis SA	1,136,620

	South Korea - 2.0%
53,475	Seoul Semiconductor Co. Ltd.(b)	953,514
21,392	Taewoong Co. Ltd.(b)	293,416

		1,246,930

	Spain - 3.5%
325,228	Abengoa SA, Class B	957,879
117,754	Gamesa Corp. Tecnologica SA(b)	1,171,732

		2,129,611

	Sweden - 1.6%
38,844	NIBE Industrier AB, Class B	987,951

	Switzerland - 1.3%
123,351	Meyer Burger Technology AG(a)(b)	766,880

	Taiwan - 4.2%
502,131	Epistar Corp.	895,482
174,000	Motech Industries, Inc.	235,213
843,241	Neo Solar Power Corp.	731,834
470,000	Sino-American Silicon Products, Inc.	740,492

		2,603,021

	Thailand - 1.7%
1,047,446	Energy Absolute PCL NVDR	800,066
277,165	SPCG PCL NVDR	239,227

		1,039,293

	Turkey - 0.2%
264,762	Akenerji Elektrik Uretim AS(b)	133,513

Schedule of Investments

	United Kingdom - 2.2%
23,967	Dialight PLC	$251,972
65,806	Infinis Energy PLC	191,936
51,064	Intelligent Energy Holdings PLC(b)	96,442
202,352	Renewables Infrastructure Group Ltd. (The)	316,069
29,483	Ricardo PLC	296,016
72,841	Utilitywise PLC	215,791

		1,368,226

	United States - 31.3%
17,991	A.O. Smith Corp.	1,068,845
7,223	Acuity Brands, Inc.	1,082,655
10,545	Aerovironment, Inc.(b)	269,847
39,512	Ameresco, Inc., Class A(b)	230,355
171,172	Capstone Turbine Corp.(a)(b)	106,144
35,815	Covanta Holding Corp.	732,059
30,971	Cree, Inc.(a)(b)	1,095,135
18,792	EnerNOC, Inc.(b)	323,598
15,900	Enphase Energy, Inc.(b)	197,001
18,325	First Solar, Inc.(b)	775,514
77,699	FuelCell Energy, Inc.(a)(b)	93,239
30,749	Green Plains, Inc.	719,834
23,713	Itron, Inc.(b)	882,361
20,843	Johnson Controls, Inc.	968,574
16,721	LSB Industries, Inc.(b)	522,364
9,110	Maxwell Technologies, Inc.(b)	72,516
67,937	Opower, Inc.(a)(b)	775,161
19,197	Ormat Technologies, Inc.	513,520
45,069	Pattern Energy Group, Inc.	1,316,916
145,336	Plug Power, Inc.(a)(b)	388,047
6,274	Polypore International, Inc.(b)	280,573
25,380	PowerSecure International, Inc.(b)	238,572
23,122	Renewable Energy Group, Inc.(b)	202,086
35,180	Silver Spring Networks, Inc.(a)(b)	249,778
14,099	SolarCity Corp.(a)(b)	685,352
82,811	Solazyme, Inc.(a)(b)	183,012
20,520	SunEdison, Inc.(b)	384,340
30,768	SunPower Corp.(a)(b)	742,124
13,610	TerraForm Power, Inc., Class A	442,869
4,548	Tesla Motors, Inc.(a)(b)	925,973
36,259	Universal Display Corp.(a)(b)	1,155,212
29,217	Veeco Instruments, Inc.(b)	852,260
89,218	Vivint Solar, Inc.(a)(b)	708,391

		19,184,227

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,578,171)-99.9%	61,307,263

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.7%
7,205,512	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $7,205,512)	7,205,512

	Total Investments (Cost $68,783,683)(e)-111.6%	68,512,775
	Other assets less liabilities-(11.6)%	(7,140,996)

	Net Assets-100.0%	$61,371,779

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2015.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$6,909,565	$(6,909,565)	$—

*	Amount does not include excess collateral received, if any.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,789,836. The net unrealized depreciation was $2,277,061 which consisted of aggregate gross unrealized appreciation of $8,986,625 and aggregate gross unrealized depreciation of $11,263,686.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 5.7%
133,012	Evolution Mining Ltd.	$93,225
163,517	Newcrest Mining Ltd.(a)	1,726,715
161,173	Northern Star Resources Ltd.	225,297
84,011	OceanaGold Corp.(a)	185,520
101,736	Regis Resources Ltd.(a)	150,135

		2,380,892

	Canada - 52.5%
58,681	Agnico Eagle Mines Ltd.	1,982,645
35,508	Alamos Gold, Inc.	189,869
69,574	AuRico Gold, Inc.	274,905
255,867	B2Gold Corp.(a)	504,490
243,032	Barrick Gold Corp.	3,114,689
44,821	Centerra Gold, Inc.	269,361
44,009	Detour Gold Corp.(a)(b)	451,214
17,811	Dominion Diamond Corp.(a)	296,534
29,789	Dundee Precious Metals, Inc.(a)	84,108
200,156	Eldorado Gold Corp.	962,934
32,764	First Majestic Silver Corp.(a)(b)	202,845
35,457	Fortuna Silver Mines, Inc.(a)	172,258
42,301	Franco-Nevada Corp.	2,446,415
146,909	Goldcorp, Inc.	3,555,848
105,104	IAMGOLD Corp.(a)	281,836
319,793	Kinross Gold Corp.(a)	1,087,036
19,257	MAG Silver Corp.(a)	143,066
140,674	New Gold, Inc.(a)	617,969
42,249	Pan American Silver Corp.	495,812
24,433	Pretium Resources, Inc.(a)	164,370
44,601	Primero Mining Corp.(a)	179,396
92,549	Rio Alto Mining Ltd.(a)	264,958
184,183	Romarco Minerals, Inc.(a)(b)	82,798
103,318	Rubicon Minerals Corp.(a)(b)	120,597
32,805	Sandstorm Gold Ltd.(a)(b)	132,467
77,358	SEMAFO, Inc.(a)	271,496
22,509	Silver Standard Resources, Inc.(a)	139,000
98,757	Silver Wheaton Corp.	2,273,526
218,906	Torex Gold Resources, Inc.(a)	250,336
246,058	Yamana Gold, Inc.	1,020,754

		22,033,532

	China - 1.3%
73,664	Zhaojin Mining Industry Co. Ltd., H-Shares	44,369
1,628,632	Zijin Mining Group Co. Ltd., H-Shares	493,630

		537,999

	Hong Kong - 0.2%
1,112,772	China Precious Metal Resources Holdings Co. Ltd.(a)	97,595

	Japan - 0.3%
9,411	Asahi Holdings, Inc.	140,766

	Jersey Island - 5.1%
301,978	Centamin PLC	303,419
21,656	Randgold Resources Ltd.	1,849,055

		2,152,474

	Mexico - 3.2%
47,254	Fresnillo PLC	638,028

35,553	Industrias Penoles SAB de CV	$702,559

		1,340,587

	Russia - 2.6%
59,845	Polymetal International PLC	537,040
186,011	Polyus Gold International Ltd.	539,883

		1,076,923

	South Africa - 12.5%
16,550	Anglo American Platinum Ltd.(a)	507,983
112,855	AngloGold Ashanti Ltd.(a)	1,327,266
216,609	Gold Fields Ltd.	1,215,365
104,520	Harmony Gold Mining Co. Ltd.(a)	306,793
144,847	Impala Platinum Holdings Ltd.(a)	943,355
96,441	Northam Platinum Ltd.(a)	321,304
16,342	Royal Bafokeng Platinum Ltd.(a)	75,858
207,970	Sibanye Gold Ltd.	550,188

		5,248,112

	Turkey - 0.2%
12,746	Koza Altin Isletmeleri AS	101,115

	United Kingdom - 1.8%
42,304	Acacia Mining PLC	179,109
120,940	Lonmin PLC(a)	296,800
120,175	Petra Diamonds Ltd.(a)	276,873

		752,782

	United States - 14.6%
43,601	Argonaut Gold, Inc.(a)	85,280
28,845	Coeur Mining, Inc.(a)	181,723
99,361	Hecla Mining Co.	326,898
135,176	Newmont Mining Corp.	3,399,676
17,019	Royal Gold, Inc.	1,233,197
33,516	Stillwater Mining Co.(a)	458,164
30,866	Tahoe Resources, Inc.	422,112

		6,107,050

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $56,088,029)-100.0%	41,969,827

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.2%
522,653	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $522,653)	522,653

	Total Investments (Cost $56,610,682)(e)-101.2%	42,492,480
	Other assets less liabilities-(1.2)%	(522,327)

	Net Assets-100.0%	$41,970,153

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Schedule of Investments

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$512,993	$(512,993)	$—

*	Amount does not include excess collateral received, if any.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,300,618. The net unrealized depreciation was $15,808,138 which consisted of aggregate gross unrealized appreciation of $726,359 and aggregate gross unrealized depreciation of $16,534,497.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Brazil - 3.9%
1,396,717	Cia de Saneamento Basico do Estado de Sao Paulo	$6,920,623
534,300	Cia de Saneamento de Minas Gerais-Copasa MG	3,383,913

		10,304,536

	Canada - 0.1%
51,824	Pure Technologies Ltd.	293,463

	Cayman Islands - 0.2%
42,770	Consolidated Water Co. Ltd.	464,055

	China - 4.2%
10,906,575	Beijing Enterprises Water Group Ltd.	7,216,330
1,478,006	China Everbright Water Ltd.(a)	1,239,773
3,896,559	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	2,608,310

		11,064,413

	Finland - 1.5%
258,690	Kemira Oyj	2,960,057
66,005	Uponor Oyj	1,005,525

		3,965,582

	France - 12.6%
616,054	Suez Environnement Co.	11,335,014
1,198,741	Veolia Environnement SA	21,988,459

		33,323,473

	Hong Kong - 0.4%
5,393,586	China Water Industry Group Ltd.(a)	1,015,643

	Japan - 4.3%
466,960	Kurita Water Industries Ltd.	10,037,663
80,545	Organo Corp.	326,390
138,320	Torishima Pump Manufacturing Co. Ltd.	1,023,284

		11,387,337

	Malaysia - 0.2%
834,800	Puncak Niaga Holdings Bhd(a)	607,462

	Singapore - 2.6%
759,992	Hyflux Ltd.	536,392
21,645,634	SIIC Environment Holdings Ltd.(a)	2,255,587
3,335,781	United Envirotech Ltd.	3,993,766

		6,785,745

	Switzerland - 8.1%
62,731	Geberit AG	21,491,018

	United Kingdom - 21.7%
485,993	Halma PLC	5,083,845
623,772	Pennon Group PLC	8,323,855
338,653	Pentair PLC	20,932,142
342,262	Severn Trent PLC	11,062,217
772,319	United Utilities Group PLC	11,912,650

		57,314,709

	United States - 40.1%
206,414	American Water Works Co., Inc.	11,588,082
372,206	Flowserve Corp.	20,281,505
85,135	Itron, Inc.(a)	3,167,873

44,594	Lindsay Corp.(b)	$3,853,814
228,024	Pall Corp.	22,063,602
69,389	Roper Industries, Inc.	10,709,498
55,409	Toro Co. (The)	3,596,598
80,951	Valmont Industries, Inc.(b)	9,723,834
94,485	Waters Corp.(a)	11,248,439
285,637	Xylem, Inc.	9,740,222

		105,973,467

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $220,935,631)-99.9%	263,990,903

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.9%
10,386,000	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $10,386,000)	10,386,000

	Total Investments
	(Cost $231,321,631)(e)-103.8%	274,376,903
	Other assets less liabilities-(3.8)%	(10,159,022)

	Net Assets-100.0%	$264,217,881

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$10,093,628	$(10,093,628)	$—

*	Amount does not include excess collateral received, if any.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $240,773,495. The net unrealized appreciation was $33,603,408 which consisted of aggregate gross unrealized appreciation of $50,439,172 and aggregate gross unrealized depreciation of $16,835,764.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 7.8%
115,356	Aurizon Holdings Ltd.	$444,676
118,169	Westfield Corp. REIT(a)	907,358

		1,352,034

	Canada - 13.6%
118,794	AuRico Gold, Inc.	469,386
17,843	Jean Coutu Group (PJC), Inc. (The), Class A	358,703
8,025	Magna International, Inc.	772,721
5,414	Metro, Inc.	429,380
11,914	ShawCor Ltd.	327,930

		2,358,120

	China - 0.5%
793,789	Fantasia Holdings Group Co. Ltd.	80,880

	France - 5.3%
17,433	Airbus Group NV	928,532

	Germany - 5.5%
6,159	Hochtief AG	429,101
31,323	QSC AG	62,386
17,842	Software AG	473,145

		964,632

	Indonesia - 2.0%
383,855	PT Tambang Batubara Bukit Asam Tbk	344,689

	Japan - 31.6%
23,081	Ajinomoto Co., Inc.	479,147
4,257	CONEXIO Corp.	38,524
3,828	Hikari Tsushin, Inc.	220,950
6,556	Hiramatsu, Inc.	35,887
29,497	Kinden Corp.	352,061
2,514	Kyoritsu Maintenance Co. Ltd.	141,468
8,285	Nintendo Co. Ltd.	806,177
12,342	Nippon Gas Co. Ltd.	305,332
16,799	Nippon Telegraph & Telephone Corp.	1,003,950
33,091	Nipro Corp.	291,851
85,410	Resona Holdings, Inc.	427,832
7,856	Riso Kagaku Corp.	137,504
56,238	SKY Perfect JSAT Holdings, Inc.	343,274
6,820	T-Gaia Corp.	74,491
7,206	Toyo Corp.	67,971
9,820	Unipres Corp.	172,131
5,028	WATAMI Co. Ltd.	49,910
1,528	Wowow, Inc.	66,341
128,702	Yamada Denki Co. Ltd.	482,091

		5,496,892

	Malaysia - 2.0%
286,200	Hap Seng Consolidated Bhd	347,889

	Mexico - 7.4%
783,905	America Movil SAB de CV, Series L	839,244

40,764	Gruma SAB de CV	$442,025

		1,281,269

	Netherlands - 7.6%
26,089	Corbion NV	433,948
48,855	Koninklijke Ahold NV	884,016

		1,317,964

	Poland - 1.5%
165,713	Netia SA	267,063

	South Africa - 1.8%
23,549	Hosken Consolidated Investments Ltd.	307,548

	Spain - 0.8%
35,038	Duro Felguera SA	140,758

	Thailand - 0.9%
359,256	MBK PCL NVDR	161,352

	United Kingdom - 11.6%
108,498	KAZ Minerals PLC(a)	327,210
120,124	Sage Group PLC (The)	866,349
63,253	SVG Capital PLC(a)	413,534
20,703	WH Smith PLC	419,767

		2,026,860

	Total Investments (Cost $18,006,436)(b)-99.9%	17,376,482
	Other assets less liabilities-0.1%	13,387

	Net Assets-100.0%	$17,389,869

Investment Abbreviations:

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,017,376. The net unrealized depreciation was $640,894 which consisted of aggregate gross unrealized appreciation of $715,070 and aggregate gross unrealized depreciation of $1,355,964.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 7.2%
1,899	Ansell Ltd.	$33,525
3,762	ARB Corp. Ltd.	33,925
1,337	Australia & New Zealand Banking Group Ltd.	34,359
12,783	Cardno Ltd.	29,466
4,100	carsales.com Ltd.	32,887
9,297	Coca-Cola Amatil Ltd.	70,228
540	Cochlear Ltd.	34,904
1,495	Commonwealth Bank of Australia	104,001
492	CSL Ltd.	33,698
1,712	Domino’s Pizza Enterprises Ltd.	34,984
5,584	iiNET Ltd.	32,614
2,694	JB Hi-Fi Ltd.	35,141
10,650	M2 Group Ltd.	74,643
5,434	Mineral Resources Ltd.	28,522
9,473	Monadelphous Group Ltd.	60,197
8,420	Navitas Ltd.	35,211
2,233	Ramsay Health Care Ltd.	103,381
938	REA Group Ltd.	36,195
6,683	Slater & Gordon Ltd.	34,557
2,290	Sonic Healthcare Ltd.	33,598
11,317	Super Retail Group Ltd.	76,938
13,690	Technology One Ltd.	35,395
6,610	TPG Telecom Ltd.	34,489
1,024	Wesfarmers Ltd.	34,760
2,834	Woolworths Ltd.	70,138

		1,167,756

	Belgium - 0.9%
1,509	Colruyt SA	69,586
934	Delhaize Group SA	77,604

		147,190

	Canada - 6.7%
2,643	Alimentation Couche-Tard, Inc., Class B	103,786
1,271	Bank of Nova Scotia (The)	61,207
744	BCE, Inc.	34,244
1,568	Canadian National Railway Co.	103,532
678	Canadian Tire Corp. Ltd., Class A	62,664
994	Canadian Utilities Ltd., Class A	33,027
2,741	Canadian Western Bank	55,708
1,021	Emera, Inc.	33,482
1,028	Fortis, Inc.	33,979
1,581	Husky Energy, Inc.	34,103
887	IGM Financial, Inc.	30,508
2,563	Imperial Oil Ltd.	95,490
954	Industrial Alliance Insurance & Financial Services, Inc.	30,442
839	Laurentian Bank of Canada	30,974
666	Loblaw Cos. Ltd.	33,159
1,904	Manulife Financial Corp.	30,603
891	Metro, Inc.	70,664
1,683	National Bank of Canada	58,682
1,316	Power Corp. of Canada	31,801
1,157	Power Financial Corp.	31,289

516	Royal Bank of Canada	$29,195
1,147	Suncor Energy, Inc.	34,285
971	TELUS Corp.	33,381

		1,096,205

	China - 0.4%
10,000	ENN Energy Holdings Ltd.	59,265

	Denmark - 1.3%
417	Coloplast A/S, Class B	32,902
2,361	Novo Nordisk A/S, Class B	105,758
1,699	Novozymes A/S, Class B	77,495

		216,155

	Finland - 0.4%
782	Kone Oyj, Class B	35,254
1,135	Orion Oyj, Class B	37,412

		72,666

	France - 5.7%
857	Air Liquide SA	108,313
342	BioMerieux	37,292
208	Christian Dior SA	36,029
591	Dassault Systemes	36,627
642	Essilor International SA	71,773
1,044	Eutelsat Communications SA	35,867
100	Hermes International	33,904
337	Ingenico	35,245
186	Kering	37,655
460	LVMH Moet Hennessy Louis Vuitton SA	74,489
575	Orpea	37,433
320	Pernod Ricard SA	38,494
495	Publicis Groupe SA	37,107
621	Rubis SCA	36,012
389	Sanofi	35,995
481	SEB SA	32,931
726	Sodexo SA	72,201
642	Vinci SA	33,934
471	Virbac SA	104,812

		936,113

	Germany - 5.4%
1,048	adidas AG	72,364
445	Bechtle AG	37,692
634	Bilfinger SE	33,211
2,506	CTS Eventim AG & Co. KGaA	71,829
1,028	Fielmann AG	69,962
1,386	Fresenius Medical Care AG & Co. KGaA	102,663
679	Fresenius SE & Co. KGaA	38,893
2,735	Fuchs Petrolub SE	103,515
1,736	Gerry Weber International AG	67,105
310	Grenkeleasing AG	33,191
322	Henkel AG & Co. KGaA (Preference Shares)	36,917
1,009	Hochtief AG	70,298
388	MTU Aero Engines AG	35,522
112	Rational AG	36,898
1,282	Rhoen Klinikum AG	33,968
806	Wirecard AG	36,127

		880,155

	Hong Kong - 3.0%
8,564	Bank of East Asia Ltd. (The)	35,567
1,279	Cheung Kong (Holdings) Ltd.	24,497
3,110	Dairy Farm International Holdings Ltd.	27,617
15,115	Hong Kong & China Gas Co. Ltd.	34,701
36,912	Li & Fung Ltd.	36,610
32,138	Lifestyle International Holdings Ltd.	63,005
8,000	Luk Fook Holdings International Ltd.	29,768
3,500	Power Assets Holdings Ltd.	36,700
144,000	Sa Sa International Holdings Ltd.	93,234
20,910	Techtronic Industries Co. Ltd.	68,501
9,274	Yue Yuen Industrial (Holdings) Ltd.	34,508

		484,708

Schedule of Investments

	Ireland - 0.9%
1,520	CRH PLC	$36,561
2,338	Glanbia PLC	37,728
924	Paddy Power PLC	72,206

		146,495

	Israel - 0.2%
1,080	Frutarom Industries Ltd.	33,864

	Italy - 1.8%
1,078	Brembo SpA	37,954
11,349	Davide Campari-Milano SpA	76,841
4,451	Recordati SpA	73,583
7,143	Saipem SpA(a)	64,726
410	Tod’s SpA	42,102

		295,206

	Japan - 28.8%
677	ABC-Mart, Inc.	33,947
1,600	Aica Kogyo Co. Ltd.	35,892
2,200	Ain Pharmaciez, Inc.	71,264
2,000	Air Water, Inc.	34,717
1,600	Arcs Co. Ltd.	33,154
3,415	Asahi Group Holdings Ltd.	113,063
5,624	Bank of Yokohama Ltd. (The)	30,632
136	Central Japan Railway Co.	23,526
1,400	Century Tokyo Leasing Corp.	33,407
8,000	Chugoku Marine Paints Ltd.	71,170
200	Cosmos Pharmaceutical Corp.	32,350
900	CyberAgent, Inc.	39,995
5,300	Daihatsu Motor Co. Ltd.	74,448
1,200	Daiichikosho Co. Ltd.	34,887
500	Daikin Industries Ltd.	35,223
1,900	Daiseki Co. Ltd.	32,544
484	Daito Trust Construction Co. Ltd.	54,286
700	Denso Corp.	31,292
500	Don Quijote Holdings Co. Ltd.	36,692
454	East Japan Railway Co.	35,287
100	Fast Retailing Co. Ltd.	37,475
1,000	FP Corp.	35,159
1,200	Fuji Seal International, Inc.	38,667
7,000	Fujitsu General Ltd.	69,187
8,000	GS Yuasa Corp.	36,436
1,100	Hisamitsu Pharmaceutical Co., Inc.	37,645
700	Hoshizaki Electric Co. Ltd.	35,815
3,900	House Foods Group, Inc.	78,554
5,000	Iwatani Corp.	32,605
900	Izumi Co. Ltd.	32,563
1,000	JGC Corp.	20,547
3,546	Kaken Pharmaceutical Co. Ltd.	76,103
3,000	Kamigumi Co. Ltd.	30,213
4,000	Kansai Paint Co. Ltd.	70,421
800	Kao Corp.	35,285
500	KDDI Corp.	35,598
3,600	Kewpie Corp.	83,974
1,000	Kikkoman Corp.	29,754
900	Kintetsu World Express, Inc.	38,616
2,800	Kirin Holdings Co. Ltd.	37,901
1,133	Kobayashi Pharmaceutical Co. Ltd.	76,295
2,300	Koito Manufacturing Co. Ltd.	75,678
4,000	K’s Holdings Corp.	118,163
3,000	Kuraray Co. Ltd.	38,003
2,400	Kuroda Electric Co. Ltd.	34,611
500	Lawson, Inc.	32,861
2,000	M3, Inc.	40,557
2,262	Maeda Road Construction Co. Ltd.	35,972
1,500	Miraca Holdings, Inc.	67,680

2,300	Mitsubishi Tanabe Pharma Corp.	$36,615
7,700	Mitsubishi UFJ Lease & Finance Co. Ltd.	33,693
2,600	Mitsui & Co. Ltd.	33,356
600	Mochida Pharmaceutical Co. Ltd.	33,150
1,700	MonotaRO Co. Ltd.	43,634
800	Nakanishi, Inc.	29,490
1,600	NEC Networks & System Integration Corp.	34,598
1,000	NH Foods Ltd.	24,867
4,000	NHK Spring Co. Ltd.	36,470
600	Nihon Kohden Corp.	29,932
6,000	Nihon Nohyaku Co. Ltd.	71,255
1,500	Nippon Gas Co. Ltd.	37,109
2,000	Nippon Kayaku Co. Ltd.	28,230
2,300	Nippon Konpo Unyu Soko Co. Ltd.	36,126
600	Nippon Telegraph & Telephone Corp.	35,858
1,900	Nissan Chemical Industries Ltd.	35,391
600	Nissin Foods Holdings Co. Ltd.	32,588
1,100	Nitori Holdings Co. Ltd.	62,555
3,330	NTT Urban Development Corp.	32,346
4,000	Odakyu Electric Railway Co. Ltd.	39,229
300	Oriental Land Co. Ltd.	72,826
5,000	PanaHome Corp.	30,222
500	Pigeon Corp.	31,456
400	Relo Holdings, Inc.	30,069
1,000	Rinnai Corp.	67,509
2,800	Rohto Pharmaceutical Co. Ltd.	37,877
300	Ryohin Keikaku Co. Ltd.	33,380
2,000	San-A Co. Ltd.	67,169
600	Sawai Pharmaceutical Co. Ltd.	36,573
900	Seven & I Holdings Co. Ltd.	33,233
800	Shimamura Co. Ltd.	71,579
500	Shin-Etsu Chemical Co. Ltd.	33,406
1,500	Ship Healthcare Holdings, Inc.	37,428
100	SMC Corp.	27,132
1,558	Stanley Electric Co. Ltd.	35,095
795	Sugi Holdings Co. Ltd.	37,562
1,000	Sumitomo Realty & Development Co. Ltd.	32,222
2,300	Sumitomo Rubber Industries Ltd.	36,106
2,500	Sundrug Co. Ltd.	106,840
1,100	Suzuki Motor Corp.	35,173
1,280	Sysmex Corp.	57,753
3,100	Teikoku Sen-I Co. Ltd.	64,974
1,600	Tokai Rika Co. Ltd.	33,290
2,200	Toshiba Plant Systems & Services Corp.	34,012
1,500	Totetsu Kogyo Co. Ltd.	36,075
997	Toyo Suisan Kaisha Ltd.	35,436
600	Toyota Industries Corp.	32,640
1,300	TPR Co. Ltd.	33,312
1,500	Tsumura & Co.	34,363
1,400	Unicharm Corp.	38,979
1,200	United Arrows Ltd.	34,274
2,200	USS Co. Ltd.	34,798
1,885	Valor Co. Ltd.	35,866
20,010	Yahoo! Japan Corp.	67,969
1,700	Yamato Holdings Co. Ltd.	38,757
1,200	Yamato Kogyo Co. Ltd.	31,209
2,000	Yamazaki Baking Co. Ltd.	29,643
1,100	Yaoko Co. Ltd.	71,919

		4,684,732

	Luxembourg - 0.2%
957	SES SA FDR, Class A	34,876

	Netherlands - 1.4%
2,365	Arcadis NV	71,937
567	Heineken Holding NV	37,206
503	Heineken NV	37,621

Schedule of Investments

1,325	Koninklijke Vopak NV	$74,140

		220,904

	New Zealand - 0.2%
5,229	Ryman Healthcare Ltd.	31,311

	Portugal - 0.5%
7,509	Jeronimo Martins SGPS SA	80,990

	Singapore - 1.2%
2,000	Jardine Cycle & Carriage Ltd.	62,523
4,910	Keppel Corp. Ltd.	31,570
29,281	SembCorp Marine Ltd.	64,920
41,000	Super Group Ltd.	33,634

		192,647

	South Korea - 4.4%
17	Amorepacific Corp.(a)	41,210
1,397	Coway Co. Ltd.(a)	112,159
1,408	Dongbu Insurance Co. Ltd.(a)	68,494
1,612	Halla Visteon Climate Control Corp.(a)	68,469
595	Hanssem Co. Ltd.(a)	84,332
162	Hyundai Mobis Co. Ltd.(a)	36,737
1,321	LF Corp.(a)	38,050
228	LG Chem Ltd.	41,384
187	LG Household & Health Care Ltd.	117,644
2,254	Samsung Engineering Co. Ltd.(a)	78,321
2,051	Samsung Heavy Industries Co. Ltd.	33,571

		720,371

	Spain - 4.4%
26,224	Abengoa SA, Class B	77,236
1,754	Abertis Infraestructuras SA	34,381
95	Construcciones y Auxiliar de Ferrocarriles SA	31,888
1,472	Gas Natural SDG SA	34,550
1,207	Grupo Catalana Occidente SA	34,528
5,289	Iberdrola SA	36,574
3,654	Inditex SA	107,764
20,928	Mapfre SA	70,494
12,543	Prosegur Cia de Seguridad SA	69,780
1,231	Red Electrica Corp. SA	104,962
2,541	Telefonica SA	38,151
1,295	Viscofan SA	74,894

		715,202

	Sweden - 2.2%
3,456	Elekta AB, Class B	37,098
4,781	Getinge AB, Class B	118,074
1,712	Hennes & Mauritz AB, Class B	70,570
1,229	Intrum Justitia AB	32,759
1,225	Loomis AB, Class B	36,280
1,394	NIBE Industrier AB, Class B	35,455
2,893	Skandinaviska Enskilda Banken AB, Class A	34,936

		365,172

	Switzerland - 1.7%
89	Galenica AG	71,631
19	Givaudan SA	34,714
122	Partners Group Holding AG	32,699
240	Sonova Holding AG	31,590
80	Swatch Group AG (The)-BR	31,903
218	Syngenta AG	70,894

		273,431

	United Kingdom - 21.2%
5,410	Aberdeen Asset Management PLC	35,564
3,472	Admiral Group PLC	75,507
1,529	Aggreko PLC	35,686
2,319	ARM Holdings PLC	36,257
8,668	Ashmore Group PLC	36,530
2,225	Associated British Foods PLC	103,694

505	AstraZeneca PLC	$35,974
1,755	AVEVA Group PLC	34,609
2,174	Babcock International Group PLC	32,847
1,182	Bellway PLC	32,381
2,687	BG Group PLC	35,792
2,640	Bovis Homes Group PLC	32,949
1,929	British American Tobacco PLC	108,702
1,286	Bunzl PLC	36,640
4,239	Capita PLC	71,178
7,015	Carillion PLC	36,085
871	Croda International PLC	34,758
2,746	Dechra Pharmaceuticals PLC	35,675
7,826	Devro PLC	33,087
2,504	Diageo PLC	74,087
1,200	Dignity PLC	33,522
2,115	Experian PLC	37,261
1,781	Galliford Try PLC	35,201
3,568	Genus PLC	65,591
3,093	Greggs PLC	38,139
6,784	Halma PLC	70,966
2,385	Hargreaves Lansdown PLC	36,214
1,043	Hikma Pharmaceuticals PLC	36,969
1,890	IMI PLC	36,220
9,979	Intermediate Capital Group PLC	73,888
5,248	International Personal Finance PLC	34,326
2,847	Intertek Group PLC	98,047
14,981	ITE Group PLC	29,419
9,868	J Sainsbury PLC	37,852
3,975	James Fisher & Sons PLC	65,671
3,913	John Wood Group PLC	33,557
14,144	Man Group PLC	38,067
4,429	Meggitt PLC	35,854
16,878	Mitie Group PLC	68,417
12,460	N Brown Group PLC	81,012
992	Next PLC	107,793
5,398	Paragon Group of Cos. PLC	33,418
2,484	Pennon Group PLC	33,147
1,314	Reckitt Benckiser Group PLC	111,108
16,156	Redrow PLC	68,669
974	Renishaw PLC	33,938
3,397	Restaurant Group PLC	36,709
1,030	Rightmove PLC	35,982
2,015	Rotork PLC	69,757
1,401	SABMiller PLC	76,286
4,925	Sage Group PLC (The)	35,520
3,443	Savills PLC	37,800
7,333	Senior PLC	34,098
29,012	Serco Group PLC	67,277
2,605	Sky PLC	36,308
1,618	Spirax-Sarco Engineering PLC	74,117
1,416	SSE PLC	34,218
4,711	Standard Chartered PLC	62,809
2,005	Ted Baker PLC	71,458
36,308	Tesco PLC	122,558
1,275	Travis Perkins PLC	36,805
1,088	Victrex PLC	33,645
1,283	Weir Group PLC (The)	32,373
1,689	WH Smith PLC	34,246
488	Whitbread PLC	36,683
13,220	William Morrison Supermarkets PLC	35,719
4,975	WPP PLC	109,539

		3,446,175

	Total Investments (Cost $15,701,205)(b)-100.1%	16,301,589
	Other assets less liabilities-(0.1)%	(14,074)

	Net Assets-100.0%	$16,287,515

Schedule of Investments

Investment Abbreviations:

FDR - Fiduciary Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,772,909. The net unrealized appreciation was $528,680 which consisted of aggregate gross unrealized appreciation of $1,443,507 and aggregate gross unrealized depreciation of $914,827.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2015

(Unaudited)

Principal Amount		Value

	Long-Term Investments - 95.6%

	United States Government Obligations - 95.6%

	United States Treasury Notes - 11.6%
$10,829,000	4.500%, 02/15/16	$11,307,003
10,525,000	4.625%, 02/15/17	11,410,584
10,801,000	3.500%, 02/15/18	11,670,146
12,217,000	2.000%, 02/15/22	12,641,736

		47,029,469

	United States Treasury Bonds - 84.0%
8,537,000	8.875%, 02/15/19	11,211,480
8,413,000	8.500%, 02/15/20	11,424,593
8,458,000	7.875%, 02/15/21	11,667,414
8,504,000	7.125%, 02/15/23	12,109,560
8,941,000	6.250%, 08/15/23	12,295,270
7,996,000	7.625%, 02/15/25	12,411,919
8,944,000	6.000%, 02/15/26	12,743,805
8,437,000	6.625%, 02/15/27	12,811,061
8,859,000	6.125%, 11/15/27	13,127,931
9,456,000	5.250%, 02/15/29	13,270,910
8,610,000	6.250%, 05/15/30	13,447,072
27,791,000	5.375%, 02/15/31	40,624,800
30,555,000	4.500%, 02/15/36	43,612,496
9,842,000	4.750%, 02/15/37	14,525,404
10,383,000	4.375%, 02/15/38	14,594,604
11,982,000	3.500%, 02/15/39	14,896,993
10,002,000	4.625%, 02/15/40	14,675,595
9,808,000	4.750%, 02/15/41	14,849,155
13,058,000	3.125%, 02/15/42	15,452,302
13,123,000	3.125%, 02/15/43	15,512,816
12,134,000	3.625%, 02/15/44	15,707,839

		340,973,019

	Total Long-Term Investments (Cost $348,214,824)	388,002,488

	Short-Term Investments - 2.8%

	United States Government Obligations - 2.8%

	United States Treasury Notes - 2.8%
11,320,000	4.000%, 02/15/15 (Cost $11,335,185)	11,335,915

Number of Shares	Money Market Funds - 0.0%
139,432	Invesco Premier Portfolio – Institutional Class(a) (Cost $139,432)	139,432

	Total Short-Term Investments (Cost $11,474,617)	11,475,347

	Total Investments (Cost $359,689,441)(b)-98.4%	399,477,835
	Other assets less liabilities-1.6%	6,560,654

	Net Assets - 100.0%	$406,038,489

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $360,172,066. The net unrealized appreciation consisted entirely of aggregate gross unrealized appreciation of $39,305,769.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.3%
	Ad Valorem Property Tax — 24.7%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,449,760
2,350,000	Baltimore County Maryland Ser. 10	3.110	11/01/18	2,492,433
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,173,710
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,672,140
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	13,317,810
3,505,000	California State Ser. 09	7.350	11/01/39	5,405,025
4,500,000	California State Ser. 10	7.625	03/01/40	7,197,255
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,132,119
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,249,960
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,148,180
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,498,180
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,525,426
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,989,840
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,282,645
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,706,426
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,695,520
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,921,950
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,391,800
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,798,815
200,000	Delaware State Ser. 09D	5.200	10/01/26	226,754
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	632,500
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,124,160
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	683,898
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,163,620
4,980,000	Hawaii State Ser. 10DX	5.230	02/01/25	6,057,423
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,290,300
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,456,620
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,143,780
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,868,259
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,437,600
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,654,731
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,798,925
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	217,420
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	349,226
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,447,213
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,339,680
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,180,940
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,186,350
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	587,970
5,640,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	8,592,878
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	635,580
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	265,222
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	248,796
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	565,870
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,994,665
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,116,730
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	4,505,310
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,233,340
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,563,534
4,700,000	New York City New York Ser. 10	5.968	03/01/36	6,286,344
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,169,310
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	914,400
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,133,980
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,143,210
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,644,416
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,162,200
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	562,800

Schedule of Investments

$1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959%	10/01/30	$1,148,680
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,339,060
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,143,480
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,393,040
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,976,025
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	5,071,798
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,203,530
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,168,750
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,168,760
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,175,700
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	4,201,225
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,068,440
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	237,102
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,196,980
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,418,550
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,472,560
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	775,778

				198,794,406

	College Revenue — 7.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,352,380
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,263,030
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,410,216
1,300,000	FAU Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,561,261
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	613,190
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,283,220
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,703,070
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	6,092,750
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,534,144
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,263,340
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,460,650
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,122,800
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,161,970
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,514,680
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	579,935
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,261,990
905,000	Rutgers The State University of New Jersey Rev. Ser. 10I	5.545	05/01/29	1,042,732
3,580,000	University of California Rev. Ser. 10	5.946	05/15/45	4,781,162
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	569,325
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,480,780
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,849,400
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	309,997
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	567,240
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,875,100
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	644,200
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,880,740
250,000	Wayne State University Ser. 09B	6.536	11/15/39	284,070

				61,463,372

	Electric Power Revenue — 11.1%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	3,231,562
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,812,785
10,000,000	American Municipal Power, Inc. Ohio Ser. 10	5.939	02/15/47	13,175,500
2,200,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	3,459,874
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	908,632
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,116,745
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,303,380
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,119,875

Schedule of Investments

$2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830%	01/01/40	$3,613,473
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	634,565
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,332,920
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,868,070
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	551,985
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	13,156,100
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,288,810
8,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,195,049
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,302,730
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	306,268
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,301,290
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,355,924
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,507,580
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,334,935
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,630,465

				89,508,517

	Fuel Sales Tax Revenue — 3.2%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,818,250
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	7,157,940
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,653,560
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,411,700
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,645,560
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,861,000

				25,548,010

	General Fund — 6.7%
17,590,000	California State Ser. 09	7.500	04/01/34	26,976,552
4,500,000	California State Ser. 10	7.950	03/01/36	5,659,785
7,905,000	California State Ser. 10	7.600	11/01/40	12,914,952
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,947,350
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,591,560

				54,090,199

	Grant Revenue — 1.7%
12,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	13,432,790

	Health, Hospital, Nursing Home Revenue — 1.4%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,302,700
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,320,700
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,055,900
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,072,950
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,045,810
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,650,015
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	630,805

				11,078,880

	Highway Tolls Revenue — 7.6%
2,375,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser. 10S3	6.907	10/01/50	3,590,667
3,085,000	Bay Area California Auth. Toll Bridge Rev. Subordinate Lien Ser. 10S1	7.043	04/01/50	4,715,731
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	749,111
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	219,098
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	289,265
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	337,115
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	6,151,000
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	20,042,119
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	1,938,238
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,392,500
8,690,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	10,934,453
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	6,293,300
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,527,301

				61,179,898

Schedule of Investments

	Hotel Occupancy Tax — 0.5%
$2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088%	01/01/42	$3,783,691

	Income Tax Revenue — 1.5%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,291,014
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	241,864
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,348,892
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,625,806
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,665,640

				12,173,216

	Lease Revenue — 6.0%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	349,359
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,166,460
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,289,340
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,151,960
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,826,550
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,555,030
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,113,050
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,295,500
205,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	208,157
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,263,370
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,407,724
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,803,495
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	543,700
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,203,370
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,264,740
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,184,330
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,446,640
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,122,550
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	577,760
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,180,220
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	4,222,950
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	634,485
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	4,070,370
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,031,140
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,459,420
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,512,845

				47,884,515

	Miscellaneous Revenue — 4.2%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	586,105
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	608,530
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,412,200
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,244,080
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,369,540
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	583,270
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,313,020
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,168,510
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,416,640
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,615,188
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,225,010
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,286,600

				33,828,693

	Miscellaneous Taxes — 0.6%
2,895,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Rev. Ser. 09	7.336	11/15/39	4,619,001

	Port, Airport & Marina Revenue — 2.5%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,692,202

Schedule of Investments

$7,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395%	01/01/40	$9,734,970
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	295,237
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	6,143,400

				19,865,809

	Resource Recovery Revenue — 0.5%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,381,410

	Sales Tax Revenue — 1.2%
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	238,754
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	336,297
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,965,000
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,151,220
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,301,607
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,005,840

				9,998,718

	Sewer Revenue — 2.3%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,607,650
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	605,455
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,251,162
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,320,626
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,400,715
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,474,773
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	581,660
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	232,928
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,139,600
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,754,400
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	228,412
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,568,320

				18,165,701

	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,614,930

	Tax Increment Revenue — 0.4%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	572,195
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,146,930
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,159,380

				2,878,505

	Transit Revenue — 4.7%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,517,316
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,503,825
10,095,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	14,441,402
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	7,144,260
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,269,495
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	10,285,664

				38,161,962

	Water Revenue — 6.7%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,802,400
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	239,032
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	4,142,850
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,228,480
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,589,837
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,664,340
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	610,940
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,208,360
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,181,970
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,143,100
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,801,160

Schedule of Investments

$6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124%	06/15/42	$7,081,490
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,179,580
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,276,480
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	638,335
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	684,020
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	675,670
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,812,100
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	7,123,514
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	622,060
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,357,560
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,496,240
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,762,440
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,193,520
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,496,314
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,461,713
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	663,715

				54,137,220

	Total Municipal Bonds (Cost $665,638,672)			766,589,443

Number of Shares
	Money Market Fund—3.2%
25,729,176	Invesco Premier Portfolio – Institutional Class(a) (Cost $25,729,176)			25,729,176

	Total Investments (Cost $691,367,848)(b)— 98.5%			792,318,619
	Other assets less liabilities—1.5%			12,321,941

	Net Assets—100.0%			$804,640,560

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $100,950,771 which consisted of aggregate gross unrealized appreciation of $101,479,948 and aggregate gross unrealized depreciation of $529,177

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds— 95.6%
	Ad Valorem Property Tax— 23.6%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,490,764
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	539,970
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	910,816
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,157,960
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,769,280
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	545,930
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,719,345
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE(a)	5.000	08/01/17	555,760
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,645,131
1,000,000	Peralta Community College District Ser. 06A NATL RE(a)	5.000	08/01/16	1,070,990
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,109,768
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	549,055
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	439,660
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,172,870
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,314,940
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,978,728

				18,970,967

	College Revenue— 8.0%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	544,555
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,395,820
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,727,970
1,500,000	University of California Rev. General Ser. 13AI	5.000	05/15/38	1,765,680

				6,434,025

	Electric Power Revenue— 10.6%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,242,480
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,353,020
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,194,740
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,188,310
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	438,052
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,118,110

				8,534,712

	General Fund— 3.6%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	582,874
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,331,960

				2,914,834

	Health, Hospital, Nursing Home Revenue— 6.1%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	542,490
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,093,680
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,139,170
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000	11/01/43	1,175,840
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	965,289

				4,916,469

	Highway Tolls Revenue— 3.6%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,875,125

Schedule of Investments

	Lease Revenue— 14.7%
$540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000%	05/01/39	$630,952
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,743,255
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	486,649
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,159,550
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	408,192
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser 15A	5.000	12/01/44	2,358,980
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,170,860
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,342,880
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	434,136
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,091,910

				11,827,364

	Miscellaneous Revenue— 5.2%
1,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	1,800,315
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,404,360

				4,204,675

	Port, Airport & Marina Revenue— 2.9%
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,368,920

	Sales Tax Revenue— 4.4%
1,255,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A 1st Tier Senior) Ser. 05A AMBAC(a)	5.000	07/01/15	1,280,803
245,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A 1st Tier Senior) Ser. 05A AMBAC	5.000	07/01/35	250,147
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,505,700
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	507,285

				3,543,935

	Sewer Revenue— 3.2%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	438,996
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	408,448
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	731,230
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	473,285
360,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	365,634
30,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	30,469
110,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE	4.750	06/01/35	111,547

				2,559,609

	Special Assessment— 2.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,707,825

	Tax Increment Revenue— 1.4%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,148,570

	Water Revenue— 6.2%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,100,690
390,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE(a)	5.000	06/01/15	396,431
110,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE	5.000	06/01/35	111,855
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,339,600
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	500,120
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	523,015

				4,971,711

	Total Investments (Cost $71,687,398)(b)(c)— 95.6%			76,978,741
	Other assets less liabilities—4.4%			3,568,292

	Net Assets—100.0%			$80,547,033

Schedule of Investments

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. -Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.2%
Assured Guaranty Corp.	14.2
National Public Finance Guarantee Corp.	11.9

(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $5,291,343 which consisted of aggregate gross unrealized appreciation of $5,350,274 and aggregate gross unrealized depreciation of $58,931 The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 50.2%
2,531,584	Aberdeen Asia-Pacific Income Fund, Inc.	$13,974,344
2,072,945	AllianceBernstein Income Fund, Inc.	15,692,194
136,878	Babson Capital Global Short Duration High Yield Fund	2,836,112
479,690	BlackRock Build America Bond Trust	11,200,761
252,618	BlackRock Core Bond Trust	3,496,233
1,015,307	BlackRock Credit Allocation Income Trust	13,686,338
595,863	BlackRock Income Trust, Inc.	3,873,109
318,179	BlackRock Limited Duration Income Trust	4,976,320
366,185	BlackRock Multi-Sector Income Trust	6,338,662
423,865	Blackstone/GSO Strategic Credit Fund	6,697,067
196,236	Brookfield Mortgage Opportunity Income Fund, Inc.	3,237,894
94,135	Brookfield Total Return Fund, Inc.	2,342,079
243,124	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,769,333
78,814	Cohen & Steers Select Preferred and Income Fund, Inc.	2,113,791
89,661	Cutwater Select Income Fund	1,767,218
781,882	DoubleLine Income Solutions Fund	15,426,532
70,040	DoubleLine Opportunistic Credit Fund	1,813,336
229,252	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,260,425
1,019,267	Eaton Vance Limited Duration Income Fund	14,279,931
179,871	Eaton Vance Short Duration Diversified Income Fund	2,573,954
71,657	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	991,733
153,626	First Trust Aberdeen Global Opportunity Income Fund	1,851,193
513,324	First Trust Intermediate Duration Preferred & Income Fund	11,565,190
129,547	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,072,855
199,416	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,151,841
55,282	Flaherty & Crumrine Total Return Fund, Inc.	1,174,190
256,124	Franklin Limited Duration Income Trust	3,081,172
145,202	Guggenheim Build America Bonds Managed Duration Trust	3,431,123
95,937	Invesco Bond Fund(a)	1,807,453
1,534,571	Invesco Senior Income Trust(a)	6,874,878
51,519	John Hancock Investors Trust	921,675
168,648	John Hancock Preferred Income Fund	3,514,624
138,260	John Hancock Preferred Income Fund II	2,932,495
204,599	John Hancock Preferred Income Fund III	3,785,082
468,353	John Hancock Premium Dividend Fund	6,730,233
202,972	Legg Mason BW Global Income Opportunities Fund, Inc.	3,515,475
527,891	MFS Charter Income Trust	4,629,604
217,361	MFS Government Markets Income Trust	1,278,083
984,772	MFS Intermediate Income Trust	4,874,621
750,539	MFS Multimarket Income Trust	4,683,363
224,135	Nuveen Build America Bond Fund	4,890,626
61,421	Nuveen Build America Bond Opportunity Fund	1,375,830
1,317,765	Nuveen Credit Strategies Income Fund	11,543,621
475,774	Nuveen Floating Rate Income Fund	5,157,390
272,951	Nuveen Global High Income Fund	4,561,011

45,784	Nuveen Mortgage Opportunity Term Fund 2	$1,054,863
191,407	Nuveen Preferred & Income Term Fund	4,473,182
902,395	Nuveen Preferred Income Opportunities Fund	8,590,800
546,318	Nuveen Quality Preferred Income Fund	4,687,408
1,005,881	Nuveen Quality Preferred Income Fund II	9,415,046
222,945	Nuveen Quality Preferred Income Fund III	1,944,080
175,086	PIMCO Corporate & Income Strategy Fund	2,694,574
83,288	PIMCO Income Opportunity Fund	2,055,548
118,183	PIMCO Income Strategy Fund	1,388,650
334,642	PIMCO Income Strategy Fund II	3,436,773
178,812	PIMCO Strategic Income Fund, Inc.	1,725,536
211,534	Pioneer Floating Rate Trust	2,367,065
282,393	Prudential Short Duration High Yield Fund, Inc.	4,577,591
536,709	Putnam Master Intermediate Income Trust	2,544,001
1,192,860	Putnam Premier Income Trust	6,131,300
94,407	Stone Harbor Emerging Markets Income Fund	1,441,595
323,275	TCW Strategic Income Fund, Inc.	1,765,082
1,142,487	Templeton Global Income Fund	8,248,756
108,182	Virtus Global Multi-Sector Income Fund	1,719,012
143,766	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,547,534
135,123	Western Asset Global Partners Income Fund, Inc.	1,294,478
70,192	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,507,724
68,721	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,688,475
80,453	Western Asset Premier Bond Fund	1,196,336
640,602	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,379,735
305,913	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,618,951

		326,245,089

	Bonds/High Yield - 25.6%
738,718	AllianceBernstein Global High Income Fund, Inc.	9,315,234
1,099,646	BlackRock Corporate High Yield Fund, Inc.	12,371,017
1,795,777	BlackRock Debt Strategies Fund, Inc.	6,590,502
318,537	BlackRock Floating Rate Income Strategies Fund, Inc.	4,239,727
202,787	BlackRock Floating Rate Income Trust	2,638,259
447,190	Credit Suisse Asset Management Income Fund, Inc.	1,435,480
483,414	Credit Suisse High Yield Bond Fund	1,319,720
147,217	Deutsche High Income Opportunities Fund, Inc.	2,041,900
210,772	Deutsche Multi-Market Income Trust	1,776,808
366,169	Dreyfus High Yield Strategies Fund	1,314,547
339,601	Eaton Vance Floating-Rate Income Trust	4,700,078
312,813	Eaton Vance Senior Floating-Rate Trust	4,232,360
349,172	First Trust High Income Long/Short Fund	5,635,636
229,164	First Trust Senior Floating Rate Income Fund II	2,967,674
227,167	Global High Income Fund, Inc.	2,030,873
33,768	Guggenheim Credit Allocation Fund	743,909
156,350	Ivy High Income Opportunities Fund	2,453,131
128,953	KKR Income Opportunities Fund	2,107,092
248,432	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,270,668
168,791	Neuberger Berman High Yield Strategies Fund, Inc.	2,089,633
222,115	New America High Income Fund, Inc. (The)	2,010,141
321,695	Nuveen Floating Rate Income Opportunity Fund	3,567,598
180,547	Nuveen NASDAQ 100 Dynamic Overwrite Fund	3,370,812
329,281	Nuveen Senior Income Fund	2,123,862

Schedule of Investments

275,595	PIMCO Corporate & Income Opportunity Fund	$4,632,752
1,175,140	PIMCO Dynamic Credit Income Fund	24,019,862
42,270	Pioneer Diversified High Income Trust	725,776
348,764	Prudential Global Short Duration High Yield Fund, Inc.	5,737,168
67,365	Stone Harbor Emerging Markets Total Income Fund	1,010,475
412,049	Templeton Emerging Markets Income Fund	4,561,382
1,243,614	Voya Prime Rate Trust	6,528,974
597,752	Wells Fargo Advantage Income Opportunities Fund	5,200,442
402,651	Wells Fargo Advantage Multi-Sector Income Fund	5,480,080
296,581	Western Asset Emerging Markets Debt Fund, Inc.	4,665,219
280,584	Western Asset Emerging Markets Income Fund, Inc.	3,111,677
264,314	Western Asset Global High Income Fund, Inc.	2,925,956
506,744	Western Asset High Income Fund II, Inc.	4,033,682
716,636	Western Asset High Income Opportunity Fund, Inc.	3,819,670
217,510	Western Asset High Yield Defined Opportunity Fund, Inc.	3,421,432
409,889	Western Asset Managed High Income Fund, Inc.	2,098,632
126,890	Western Asset Worldwide Income Fund, Inc.	1,418,630

		166,738,470

	Domestic Equity - 2.8%
110,965	Cohen & Steers Global Income Builder, Inc.	1,281,646
1,296,059	DNP Select Income Fund, Inc.	13,647,501
140,672	GAMCO Natural Resources Gold & Income Trust	1,194,306
115,761	John Hancock Hedged Equity & Income Fund	1,860,279

		17,983,732

	Option Income - 21.4%
551,113	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	8,751,675
193,925	BlackRock Energy and Resources Trust	4,171,327
260,768	BlackRock Enhanced Capital and Income Fund, Inc.	3,689,867
1,533,892	BlackRock Enhanced Equity Dividend Trust	12,301,814
604,013	BlackRock Global Opportunities Equity Trust	7,997,132
36,193	BlackRock Health Sciences Trust	1,508,162
924,282	BlackRock International Growth and Income Trust	6,294,360
498,712	BlackRock Resources & Commodities Strategy Trust	4,852,468
70,881	Columbia Seligman Premium Technology Growth Fund, Inc.	1,282,237
260,456	Eaton Vance Enhanced Equity Income Fund	3,461,460
311,756	Eaton Vance Enhanced Equity Income Fund II	4,158,825
452,617	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,757,005
138,857	Eaton Vance Tax-Managed Buy-Write Income Fund	2,143,952
306,634	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,351,137
1,008,748	Eaton Vance Tax-Managed Diversified Equity Income Fund	11,055,878
628,025	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,165,765
1,998,594	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	18,387,065
168,088	First Trust Enhanced Equity Income Fund	2,383,488

128,923	Guggenheim Enhanced Equity Income Fund	$1,066,193
166,883	Madison Covered Call & Equity Strategy Fund	1,363,434
204,248	Nuveen Dow 30SM Dynamic Overwrite Fund	3,106,612
181,695	Nuveen Global Equity Income Fund	2,262,103
706,442	Nuveen S&P 500 Buy-Write Income Fund	9,035,393
135,959	Nuveen S&P 500 Dynamic Overwrite Fund	1,925,180
107,402	Voya Asia Pacific High Dividend Equity Income Fund	1,239,419
122,170	Voya Global Advantage And Premium Opportunity Fund	1,370,747
671,488	Voya Global Equity Dividend And Premium Opportunity Fund	5,465,912
133,697	Voya Infrastructure Industrials And Materials Fund	2,028,184
155,124	Voya Natural Resources Equity Income Fund	1,301,490

		138,878,284

	Total Investments (Cost $662,881,483)(b)-100.0%	649,845,575
	Other assets less liabilities-(0.0)%	(141,099)

	Net Assets-100.0%	$649,704,476

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in Invesco Bond Fund and Invesco Senior Income Trust for the three months ended January 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain (Loss)		Value Janu- ary 31, 2015	Dividend Income
Invesco Bond Fund	$1,635,353	$184,642	$(67,541)	$29,767	$25,232	(*)	$1,807,453	$42,942
Invesco Senior Income Trust	6,484,355	849,754	(164,738)	(283,110)	(11,383)		6,874,878	121,604

Total Invest- ments in Affi- liates	$8,119,708	$1,034,396	$(232,279)	$(253,343)	$13,849		$8,682,331	$164,546

(*)	Includes $25,156 of capital gains distributions from affiliated underlying funds.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $671,214,236. The net unrealized depreciation was $21,368,661 which consisted of aggregate gross unrealized appreciation of $25,602,474 and aggregate gross unrealized depreciation of $46,971,135.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 71.6%
		Australia— 0.6%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., EMTN	2.900%	08/14/15	$791,284

		Brazil— 3.1%
CNH	24,000,000	Banco BTG Pactual SA, GMTN	4.100	03/26/16	3,734,449

		China— 31.7%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	783,332
CNH	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,581,794
CNH	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	476,809
CNH	10,000,000	Agricultural Development Bank of China	3.080	01/16/16	1,579,522
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	791,302
CNH	14,500,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	2,312,949
CNH	4,000,000	Bank of China Ltd.	3.100	07/23/15	634,696
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,562,802
CNH	10,000,000	Bitronic Ltd.	4.000	12/12/15	1,584,552
CNH	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,265,976
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,402,255
CNH	5,000,000	China Datang Corp., EMTN	3.600	04/25/16	787,893
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	158,730
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	960,935
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,576,487
CNH	10,500,000	China Electronics Corp. Holdings Co. Ltd., EMTN	4.700	01/16/17	1,648,089
CNH	3,000,000	China General Nuclear Power Corp.	3.750	11/01/15	474,653
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	951,992
CNH	15,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	2,368,302
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	694,196
CNH	2,000,000	Future Land Development Holdings Ltd.	9.750	04/23/16	301,677
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	748,216
CNH	12,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	1,922,190
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,031,262
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	951,128
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	11/28/15	1,581,632
CNH	15,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	2,316,281
CNH	10,000,000	Kaisa Group Holdings Ltd.	6.875	04/22/16	1,286,231
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	758,389
CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	874,000
CNH	8,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	1,200,924

					38,569,196

		France— 1.9%
CNH	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,726,125
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	634,100

					2,360,225

		Germany— 0.8%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	156,002
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	795,106

					951,108

		Hong Kong— 11.6%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	771,829
CNH	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	477,621
CNH	4,000,000	China Construction Bank Asia Corp. Ltd., EMTN	3.250	03/13/16	632,165
CNH	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	318,397
CNH	5,000,000	Far East Consortium International Ltd.	5.875	03/04/16	790,148
CNH	10,000,000	HKCG Finance Ltd., EMTN	1.400	04/11/16	1,542,065
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	735,276
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	162,125
CNH	6,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	895,568
CNH	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,598,100
CNH	15,500,000	New World China Land Ltd.	5.500	02/06/18	2,461,734
CNH	5,000,000	Noble Group Ltd., EMTN	4.000	01/30/16	788,333
CNH	10,000,000	Starway Assets Enterprises, Inc.	4.100	01/22/17	1,573,146
CNH	5,000,000	Value Success International Ltd., EMTN	4.000	11/21/16	791,088
CNH	4,000,000	Value Success International Ltd., EMTN	4.750	11/04/18	642,939

					14,180,534

Schedule of Investments

		India— 0.9%
CNH	7,000,000	ICICI Bank Ltd.	4.900%	09/21/15	$1,116,764

		Japan— 1.9%
CNH	15,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	2,345,375

		Mexico— 2.6%
CNH	20,000,000	America Movil SAB de CV	3.500	02/08/15	3,187,575

		Netherlands— 0.3%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	317,281

		New Zealand— 1.3%
CNH	10,000,000	Fonterra Co.-Operative Group Ltd., EMTN	3.600	01/29/19	1,566,658

		Russia— 3.9%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,156,502
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN(b)	3.600	02/04/16	2,084,752
CNH	10,000,000	Russian Standard Bank Via Russian Standard Finance SA	8.000	02/14/15	1,556,700

					4,797,954

		Singapore— 1.4%
CNH	10,500,000	Global Logistic Properties Ltd.(b)	3.375	05/11/16	1,646,700

		South Korea— 0.4%
CNH	3,000,000	Korea Development Bank (The)	3.300	06/21/15	476,682

		Supranational— 1.3%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,544,453

		Sweden— 0.3%
CNH	2,000,000	Volvo Treasury AB, EMTN	3.800	11/22/15	317,744

		United Arab Emirates— 1.8%
CNH	13,700,000	Emirates NBD PJSC, EMTN	4.875	03/12/15	2,181,457

		United Kingdom— 3.9%
CNH	10,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	1,588,842
CNH	5,000,000	HSBC Bank PLC, EMTN	2.875	04/30/15	794,208
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,349,972

					4,733,022

		United States— 1.9%
CNH	5,500,000	Caterpillar Financial Services Corp., MTN(b)	3.250	06/26/15	872,091
CNH	9,000,000	Ford Motor Co.(b)	4.875	03/26/15	1,435,130

					2,307,221

		Total Corporate Bonds (Cost $91,751,611)			87,125,682

		Sovereign Debt Obligations — 27.2%
		China— 26.9%
CNH	6,000,000	China Government Bond	1.800	12/01/15	946,218
CNH	20,000,000	China Government Bond	2.870	06/27/16	3,164,579
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,088,535
CNH	15,000,000	China Government Bond	2.600	11/22/16	2,357,623
CNH	20,000,000	China Government Bond	2.560	06/29/17	3,130,003
CNH	20,000,000	China Government Bond	3.090	11/22/18	3,162,487
CNH	15,000,000	China Government Bond	3.090	06/29/20	2,365,442
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,441,461
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,506,743
CNH	19,000,000	China Government Bond	3.100	06/29/22	2,985,049
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,416,011
CNH	12,500,000	China Government Bond	3.480	06/29/27	1,992,618
CNH	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,113,327
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	946,300
CNH	10,000,000	Export-Import Bank of China (The), Series A	3.000	01/21/16	1,580,448
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,576,153

					32,772,997

Schedule of Investments

		South Korea— 0.3%
CNH	2,000,000	Export-Import Bank of Korea, EMTN	3.250%	07/27/15	$317,418

		Total Sovereign Debt Obligations (Cost $34,327,822)			33,090,415

	Number of Shares
		Money Market Fund—1.1%
	1,363,617	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,363,617)			1,363,617

		Total Investments (Cost $127,443,050)(d)—99.9%			121,579,714
		Other assets less liabilities—0.1%			138,858

		Net Assets—100.0%			$121,718,572

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $6,038,673, which represented 4.96% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $5,863,336 which consisted of aggregate gross unrealized appreciation of $11,543 and aggregate gross unrealized depreciation of $5,874,879.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.1%
	Brazil— 4.5%
$25,948,000	Brazilian Government International Bond	8.250%	01/20/34	$35,965,225
28,889,000	Brazilian Government International Bond	7.125	01/20/37	36,255,695
33,964,000	Brazilian Government International Bond	5.625	01/07/41	36,171,660

				108,392,580

	Colombia— 4.4%
25,956,000	Colombia Government International Bond	7.375	09/18/37	35,235,270
30,635,000	Colombia Government International Bond	6.125	01/18/41	37,451,287
30,184,000	Colombia Government International Bond	5.625	02/26/44	35,013,440

				107,699,997

	Croatia— 4.1%
29,879,000	Croatia Government International Bond(a)	6.750	11/05/19	33,109,517
30,705,000	Croatia Government International Bond(a)	6.625	07/14/20	33,986,750
30,404,000	Croatia Government International Bond(a)	6.375	03/24/21	33,562,064

				100,658,331

	El Salvador— 4.7%
32,002,000	El Salvador Government International Bond(a)	8.250	04/10/32	37,402,337
34,614,000	El Salvador Government International Bond(a)	7.650	06/15/35	37,685,993
36,009,000	El Salvador Government International Bond(a)	7.625	02/01/41	39,069,765

				114,158,095

	Hungary— 4.7%
30,082,000	Hungary Government International Bond	6.375	03/29/21	35,481,117
31,579,000	Hungary Government International Bond	5.375	03/25/24	36,063,218
29,017,000	Hungary Government International Bond	7.625	03/29/41	43,090,245

				114,634,580

	Indonesia— 4.8%
26,087,000	Indonesia Government International Bond(a)	8.500	10/12/35	38,282,672
31,622,000	Indonesia Government International Bond(a)	6.625	02/17/37	39,053,170
28,065,000	Indonesia Government International Bond(a)	7.750	01/17/38	38,799,863

				116,135,705

	Latvia— 4.4%
51,753,000	Republic of Latvia(a)	2.750	01/12/20	52,834,120
45,569,000	Republic of Latvia(a)	5.250	06/16/21	52,860,040

				105,694,160

	Lithuania— 4.2%
27,339,000	Lithuania Government International Bond(a)	7.375	02/11/20	33,695,317
28,465,000	Lithuania Government International Bond(a)	6.125	03/09/21	34,122,419
28,217,000	Lithuania Government International Bond(a)	6.625	02/01/22	35,200,708

				103,018,444

	Mexico— 4.6%
30,037,000	Mexico Government International Bond, MTN	6.050	01/11/40	38,522,453
25,447,000	Mexico Government International Bond, Series A, MTN	7.500	04/08/33	36,770,915
26,877,000	Mexico Government International Bond, Series A, MTN	6.750	09/27/34	36,485,527

				111,778,895

	Panama— 4.6%
27,401,000	Panama Government International Bond	7.125	01/29/26	36,580,335
24,157,000	Panama Government International Bond	8.875	09/30/27	36,175,107
29,230,000	Panama Government International Bond	6.700	01/26/36	39,679,725

				112,435,167

Schedule of Investments

	Peru— 4.6%
$26,328,000	Peruvian Government International Bond	7.350%	07/21/25	$35,871,900
22,895,000	Peruvian Government International Bond	8.750	11/21/33	36,460,287
32,099,000	Peruvian Government International Bond	5.625	11/18/50	39,722,513

				112,054,700

	Philippines— 4.6%
21,494,000	Philippine Government International Bond	9.500	02/02/30	36,566,668
24,089,000	Philippine Government International Bond	7.750	01/14/31	36,645,391
26,489,000	Philippine Government International Bond	6.375	10/23/34	37,647,491

				110,859,550

	Poland— 4.3%
29,906,000	Poland Government International Bond	5.125	04/21/21	34,391,900
30,045,000	Poland Government International Bond	5.000	03/23/22	34,554,755
33,234,000	Poland Government International Bond	4.000	01/22/24	36,391,230

				105,337,885

	Qatar— 4.7%
20,990,000	Qatar Government International Bond(a)	9.750	06/15/30	35,578,050
28,519,000	Qatar Government International Bond(a)	6.400	01/20/40	38,928,435
30,657,000	Qatar Government International Bond(a)	5.750	01/20/42	39,049,354

				113,555,839

	Romania— 4.5%
43,059,000	Romanian Government International Bond, MTN(a)	6.750	02/07/22	52,994,864
51,042,000	Romanian Government International Bond, MTN(a)	4.375	08/22/23	55,737,864

				108,732,728

	Russia— 3.4%
32,600,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/23	27,644,800
33,600,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/42	27,132,000
32,200,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/43	26,806,500

				81,583,300

	South Africa— 4.5%
30,463,000	South Africa Government International Bond	5.875	05/30/22	34,986,756
30,463,000	South Africa Government International Bond	6.250	03/08/41	37,888,356
32,506,000	South Africa Government International Bond	5.375	07/24/44	36,244,190

				109,119,302

	South Korea— 4.4%
27,037,000	Republic of Korea	7.125	04/16/19	33,178,995
30,655,000	Republic of Korea	3.875	09/11/23	34,822,241
29,999,000	Republic of Korea	4.125	06/10/44	38,046,532

				106,047,768

	Sri Lanka— 4.2%
31,034,000	Sri Lanka Government International Bond(a)	6.250	10/04/20	33,090,002
31,861,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	33,852,313
33,245,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	34,990,363

				101,932,678

	Turkey— 5.0%
28,257,000	Turkey Government International Bond	8.000	02/14/34	40,442,831
30,315,000	Turkey Government International Bond	6.875	03/17/36	39,295,819
30,140,000	Turkey Government International Bond	7.250	03/05/38	41,020,540

				120,759,190

	Ukraine— 2.4%
36,348,000	Ukraine Government International Bond(a)	7.750	09/23/20	19,191,744
38,031,000	Ukraine Government International Bond(a)	7.950	02/23/21	20,160,994
38,592,000	Ukraine Government International Bond(a)	7.500	04/17/23	19,663,396

				59,016,134

	Uruguay— 4.6%
26,281,000	Uruguay Government International Bond	8.000	11/18/22	35,150,837
26,458,000	Uruguay Government International Bond, PIK	7.875	01/15/33	38,099,520
26,541,000	Uruguay Government International Bond	7.625	03/21/36	38,086,335

				111,336,692

Schedule of Investments

	Venezuela— 1.9%
$34,124,000	Venezuela Government International Bond	13.625%	08/15/18	$16,993,752
44,194,000	Venezuela Government International Bond(a)	7.000	12/01/18	15,688,870
43,727,000	Venezuela Government International Bond(a)	7.750	10/13/19	14,539,228

				47,221,850

	Total Sovereign Debt Obligations (Cost $2,432,800,973)			2,382,163,570

Number of Shares
	Money Market Fund—0.4%
10,013,644	Invesco Premier Portfolio – Institutional Class(b) (Cost $10,013,644)			10,013,644

	Total Investments (Cost $2,442,814,617)(c)— 98.5%			2,392,177,214
	Other assets less liabilities—1.5%			35,086,286

	Net Assets—100.0%			$2,427,263,500

Investment Abbreviations:

MTN - Medium-Term Notes

PIK - Payment in Kind

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $1,034,713,512, which represented 42.63% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,442,962,658. The net unrealized depreciation was $50,785,444 which consisted of aggregate gross unrealized appreciation of $71,596,780 and aggregate gross unrealized depreciation of $122,382,224.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

January 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 96.5%
		Brazil— 9.5%
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$143,591
BRL	500,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	172,080
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	135,580

					451,251

		Chile— 4.0%
CLP	110,000,000	Chile Government International Bond(b)	6.000	01/01/20	191,462

		China— 3.3%
CNH	1,000,000	China Government Bond	2.560	06/29/17	156,500

		Colombia— 4.2%
COP	50,000,000	Colombian TES, Series B	7.250	06/15/16	21,286
COP	300,000,000	Colombian TES, Series B	7.000	05/04/22	128,401
COP	100,000,000	Colombian TES, Series B	10.000	07/24/24	50,965

					200,652

		Czech Republic— 3.9%
CZK	800,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	35,368
CZK	700,000	Czech Republic Government Bond, Series 58	5.700	05/25/24	42,928
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	107,023

					185,319

		Hungary— 3.8%
HUF	23,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	94,841
HUF	20,000,000	Hungary Government Bond, Series 19/A	6.500	06/24/19	85,477

					180,318

		Indonesia— 9.7%
IDR	2,500,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	254,095
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	85,435
IDR	1,500,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	119,510

					459,040

		Israel— 4.0%
ILS	500,000	Israel Government Bond, Series 0122	5.500	01/31/22	163,782
ILS	100,000	Israel Government Bond, Series 0816	4.250	08/31/16	27,130

					190,912

		Malaysia— 4.7%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	85,877
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	137,049

					222,926

		Mexico— 8.4%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	138,007
MXN	1,000,000	Mexican Bonos, Series M	6.500	06/09/22	72,744
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	188,695

					399,446

		Peru— 4.1%
PEN	150,000	Peru Government Bond	7.840	08/12/20	56,807
PEN	180,000	Peru Government Bond	8.200	08/12/26	72,686
PEN	175,000	Peru Government Bond	6.900	08/12/37	64,167

					193,660

		Philippines— 4.7%
PHP	2,500,000	Philippine Government Bond, Series 1059	4.125	08/20/24	60,556
PHP	2,600,000	Philippine Government Bond, Series 2017	8.000	07/19/31	91,357
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	72,499

					224,412

		Poland— 3.9%
PLN	125,000	Poland Government Bond, Series 0719	3.250	07/25/19	35,961
PLN	250,000	Poland Government Bond, Series 0922	5.750	09/23/22	86,121
PLN	225,000	Poland Government Bond, Series 1016	4.750	10/25/16	63,974

					186,056

		Russia— 7.4%
RUB	6,000,000	Russian Federal Bond - OFZ, Series 5080	7.400	04/19/17	74,227
RUB	7,000,000	Russian Federal Bond - OFZ, Series 6209	7.600	07/20/22	71,667
RUB	19,000,000	Russian Federal Bond - OFZ, Series 6210	6.800	12/11/19	203,982

					349,876

Schedule of Investments

		South Africa— 4.4%
ZAR	1,400,000	South Africa Government Bond, Series R186	10.500%	12/21/26	$153,647
ZAR	650,000	South Africa Government Bond, Series R213	7.000	02/28/31	53,163

					206,810

		South Korea— 7.8%
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	309,188
KRW	60,000,000	Korea Treasury Bond, Series 2409	3.000	09/10/24	58,567

					367,755

		Thailand— 4.1%
THB	2,250,000	Thailand Government Bond	3.250	06/16/17	70,634
THB	1,500,000	Thailand Government Bond	3.875	06/13/19	48,951
THB	2,250,000	Thailand Government Bond	3.580	12/17/27	73,700

					193,285

		Turkey— 4.6%
TRY	150,000	Turkey Government Bond	8.300	06/20/18	64,310
TRY	330,000	Turkey Government Bond	10.500	01/15/20	155,892

					220,202

		Total Sovereign Debt Obligations (Cost $5,599,664)			4,579,882

	Number of Shares
		Money Market Fund—0.3%
	16,213	Invesco Premier Portfolio – Institutional Class(c) (Cost $16,213)			16,213

		Total Investments (Cost $5,615,878)(d)— 96.8%			4,596,095
		Other assets less liabilities—3.2%			150,693

		Net Assets—100.0%			$4,746,788

Investment Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS – Israeli New Sheqel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

ZAR - South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $191,462, which represented 4.03% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,019,783 which consisted of aggregate gross unrealized appreciation of $35,996 and aggregate gross unrealized depreciation of $1,055,779.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 97.7%
	Advertising— 0.9%
$3,081,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/23	$3,188,092
1,780,000	Lamar Media Corp.	5.875	02/01/22	1,860,100

				5,048,192

	Aerospace/Defense— 1.3%
2,019,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,160,330
2,400,000	Exelis, Inc.	5.550	10/01/21	2,657,340
1,000,000	GenCorp, Inc.	7.125	03/15/21	1,056,750
1,800,000	Triumph Group, Inc.	4.875	04/01/21	1,759,500

				7,633,920

	Airlines— 0.8%
4,418,000	US Airways Group, Inc.	6.125	06/01/18	4,655,468

	Apparel— 0.9%
2,100,000	Hanesbrands, Inc.	6.375	12/15/20	2,230,200
1,544,000	William Carter Co. (The)	5.250	08/15/21	1,605,760
1,210,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,276,550

				5,112,510

	Auto Manufacturers— 2.1%
6,016,000	General Motors Co.	3.500	10/02/18	6,196,480
5,500,000	General Motors Co.	4.875	10/02/23	6,028,165

				12,224,645

	Auto Parts & Equipment— 2.4%
1,100,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	1,179,750
421,000	Dana Holding Corp.	6.500	02/15/19	436,787
1,100,000	Dana Holding Corp.	5.375	09/15/21	1,133,000
4,190,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	4,483,300
3,100,000	Lear Corp.	4.750	01/15/23	3,154,250
2,280,000	Tenneco, Inc.	6.875	12/15/20	2,422,500
1,000,000	Titan International, Inc.	6.875	10/01/20	866,250

				13,675,837

	Banks— 2.0%
1,550,000	CIT Group, Inc.	4.250	08/15/17	1,572,940
1,600,000	CIT Group, Inc.	5.000	08/15/22	1,688,000
4,651,000	Regions Bank, Series BKNT	7.500	05/15/18	5,461,353
2,337,000	Synovus Financial Corp.	5.125	06/15/17	2,403,605

				11,125,898

	Beverages— 0.4%
1,000,000	Constellation Brands, Inc.	7.250	05/15/17	1,113,750
1,200,000	Constellation Brands, Inc.	4.250	05/01/23	1,233,000

				2,346,750

	Building Materials— 2.2%
1,100,000	Griffon Corp.	5.250	03/01/22	1,060,125
850,000	Headwaters, Inc.	7.625	04/01/19	888,250
2,000,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,165,704
1,455,000	Masco Corp.	6.125	10/03/16	1,555,031
1,400,000	Masco Corp.	7.125	03/15/20	1,624,000
2,670,000	Owens Corning	4.200	12/15/22	2,794,970
1,100,000	Vulcan Materials Co.	7.000	06/15/18	1,221,000
1,000,000	Vulcan Materials Co.	7.500	06/15/21	1,187,500

				12,496,580

	Chemicals— 2.9%
2,650,000	Ashland, Inc.	3.875	04/15/18	2,716,250
2,700,000	Celanese US Holdings LLC	4.625	11/15/22	2,706,750
1,610,000	Chemtura Corp.	5.750	07/15/21	1,577,800

Schedule of Investments

$1,500,000	Eagle Spinco, Inc.	4.625%	02/15/21	$1,486,875
3,200,000	Huntsman International LLC	4.875	11/15/20	3,228,000
1,200,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.750	03/01/19	1,218,750
1,421,000	PolyOne Corp.	5.250	03/15/23	1,449,420
2,100,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	2,191,875

				16,575,720

	Coal— 1.0%
3,100,000	CONSOL Energy, Inc.	5.875	04/15/22	2,704,750
1,800,000	Peabody Energy Corp.	6.000	11/15/18	1,453,500
1,700,000	Peabody Energy Corp.	6.250	11/15/21	1,281,375

				5,439,625

	Commercial Services— 4.1%
1,400,000	ADT Corp. (The)	2.250	07/15/17	1,361,325
1,500,000	ADT Corp. (The)	3.500	07/15/22	1,361,250
3,600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	3,690,000
1,400,000	FTI Consulting, Inc.	6.750	10/01/20	1,475,250
4,262,000	Hertz Corp. (The)	6.750	04/15/19	4,411,170
2,750,000	PHH Corp.	6.375	08/15/21	2,585,000
3,480,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	3,880,200
2,100,000	Service Corp. International	5.375	01/15/22	2,184,000
2,416,000	United Rentals North America, Inc.	7.625	04/15/22	2,669,197

				23,617,392

	Computers— 1.2%
1,500,000	IHS, Inc.(a)	5.000	11/01/22	1,519,688
3,125,000	Leidos Holdings, Inc.	4.450	12/01/20	3,088,325
2,200,000	NCR Corp.	6.375	12/15/23	2,310,000

				6,918,013

	Cosmetics/Personal Care— 0.7%
2,000,000	Avon Products, Inc.	6.500	03/01/19	1,945,000
2,200,000	Avon Products, Inc.	5.000	03/15/23	1,952,500

				3,897,500

	Distribution/Wholesale— 0.6%
1,250,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,196,875
1,980,000	LKQ Corp.	4.750	05/15/23	1,935,450

				3,132,325

	Diversified Financial Services— 2.7%
450,000	Aircastle Ltd.	6.750	04/15/17	481,500
700,000	Aircastle Ltd.	6.250	12/01/19	757,750
2,400,000	CoreLogic, Inc.	7.250	06/01/21	2,538,000
2,400,000	Discover Financial Services	6.450	06/12/17	2,656,181
2,223,000	Discover Financial Services	5.200	04/27/22	2,513,288
1,777,000	E*Trade Financial Corp.	6.375	11/15/19	1,910,275
1,900,000	E*Trade Financial Corp.	5.375	11/15/22	1,999,750
1,600,000	Enova International, Inc.(a)	9.750	06/01/21	1,428,000
1,600,000	Walter Investment Management Corp.	7.875	12/15/21	1,353,248

				15,637,992

	Electric— 4.6%
2,128,000	AES Corp.	8.000	10/15/17	2,386,020
2,250,000	AES Corp.	7.375	07/01/21	2,503,125
3,700,000	Calpine Corp.	5.750	01/15/25	3,787,875
800,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc.(a)	6.750	11/01/19	823,000
795,000	Dynegy, Inc.	5.875	06/01/23	759,225
3,225,000	FirstEnergy Corp., Series A	2.750	03/15/18	3,302,284
3,350,000	FirstEnergy Corp., Series B	4.250	03/15/23	3,550,447
1,700,000	NRG Energy, Inc.	7.625	01/15/18	1,859,375
1,750,000	NRG Energy, Inc.	8.250	09/01/20	1,863,750
2,750,000	PPL Energy Supply LLC	6.500	05/01/18	2,925,656
2,888,000	PPL Energy Supply LLC	4.600	12/15/21	2,597,982

				26,358,739

	Electrical Components & Equipment— 0.8%
1,070,000	Anixter, Inc.	5.625	05/01/19	1,140,406
1,100,000	Anixter, Inc.	5.125	10/01/21	1,130,250
2,300,000	WESCO Distribution, Inc.	5.375	12/15/21	2,328,750

				4,599,406

Schedule of Investments

	Electronics— 1.5%
$4,810,000	Flextronics International Ltd.	5.000%	02/15/23	$5,026,450
1,400,000	Jabil Circuit, Inc.	8.250	03/15/18	1,617,000
1,700,000	Jabil Circuit, Inc.	4.700	09/15/22	1,738,250

				8,381,700

	Engineering & Construction— 0.7%
2,500,000	Aecom(a)	5.875	10/15/24	2,615,625
1,700,000	MasTec, Inc.	4.875	03/15/23	1,589,500

				4,205,125

	Entertainment— 1.3%
2,050,000	Cinemark USA, Inc.	4.875	06/01/23	1,975,687
150,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	155,250
1,225,000	National CineMedia LLC	6.000	04/15/22	1,249,500
1,200,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	1,254,000
2,780,000	Regal Entertainment Group	5.750	03/15/22	2,776,525

				7,410,962

	Environmental Control— 0.4%
2,075,000	Covanta Holding Corp.	7.250	12/01/20	2,215,063

	Food— 2.8%
1,200,000	B&G Foods, Inc.	4.625	06/01/21	1,198,500
798,000	Chiquita Brands International, Inc./Chiquita Brands LLC	7.875	02/01/21	868,822
1,355,000	Darling Ingredients, Inc.	5.375	01/15/22	1,356,694
3,048,000	Dean Foods Co.	7.000	06/01/16	3,238,500
1,350,000	Post Holdings, Inc.	7.375	02/15/22	1,377,000
4,900,000	Supervalu, Inc.	6.750	06/01/21	4,973,500
1,600,000	TreeHouse Foods, Inc.	4.875	03/15/22	1,648,000
1,500,000	Whitewave Foods Co. (The)	5.375	10/01/22	1,586,250

				16,247,266

	Healthcare-Products— 1.2%
1,870,000	Alere, Inc.	7.250	07/01/18	1,972,850
2,200,000	Hologic, Inc.	6.250	08/01/20	2,307,250
1,200,000	Hospira, Inc.	6.050	03/30/17	1,303,722
1,200,000	Hospira, Inc.	5.800	08/12/23	1,400,934

				6,984,756

	Healthcare-Services— 6.8%
1,400,000	Amsurg Corp.(a)	5.625	07/15/22	1,454,250
1,908,000	Centene Corp.	5.750	06/01/17	2,029,635
3,500,000	CHS/Community Health Systems, Inc.	6.875	02/01/22	3,734,937
3,700,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	3,809,797
4,300,000	HCA, Inc.	6.500	02/15/16	4,516,720
4,184,000	HCA, Inc.	6.500	02/15/20	4,717,460
2,950,000	Health Net, Inc.	6.375	06/01/17	3,169,687
1,700,000	Healthsouth Corp.	5.750	11/01/24	1,763,750
1,100,000	Kindred Escrow Corp. II(a)	8.000	01/15/20	1,172,820
2,300,000	Kindred Healthcare, Inc.	6.375	04/15/22	2,225,250
2,100,000	LifePoint Hospitals, Inc.	5.500	12/01/21	2,218,125
1,500,000	Tenet Healthcare Corp.	6.250	11/01/18	1,635,000
1,500,000	Tenet Healthcare Corp.	6.000	10/01/20	1,627,500
2,206,000	Universal Health Services, Inc.	7.125	06/30/16	2,360,420
2,100,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,189,250

				38,624,601

	Holding Companies-Diversified— 0.4%
1,000,000	Leucadia National Corp.	8.125	09/15/15	1,043,750
1,100,000	Leucadia National Corp.	5.500	10/18/23	1,145,477

				2,189,227

	Home Builders— 1.9%
1,100,000	D.R. Horton, Inc.	3.750	03/01/19	1,098,625
1,170,000	D.R. Horton, Inc.	4.375	09/15/22	1,170,000
600,000	KB Home	4.750	05/15/19	574,500
600,000	KB Home	7.000	12/15/21	601,500
1,856,000	Lennar Corp., Series B	5.600	05/31/15	1,883,283
1,600,000	Pultegroup, Inc.	6.500	05/01/16	1,696,000

Schedule of Investments

$445,000	Standard Pacific Corp.	8.375%	05/15/18	$504,239
500,000	Standard Pacific Corp.	8.375	01/15/21	565,000
650,000	Toll Brothers Finance Corp.	8.910	10/15/17	755,625
655,000	Toll Brothers Finance Corp.	5.875	02/15/22	710,400
200,000	TRI Pointe Holdings, Inc.(a)	4.375	06/15/19	191,250
200,000	TRI Pointe Holdings, Inc.(a)	5.875	06/15/24	193,250
740,000	William Lyon Homes, Inc.	8.500	11/15/20	793,650

				10,737,322

	Home Furnishings— 0.2%
1,100,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,185,250

	Insurance— 0.8%
2,242,000	Genworth Holdings, Inc., MTN	6.515	05/22/18	2,271,330
2,246,000	Genworth Holdings, Inc.	7.625	09/24/21	2,212,898

				4,484,228

	Internet— 1.8%
600,000	Cyrusone LP/Cyrusone Finance Corp.	6.375	11/15/22	624,000
1,901,000	Equinix, Inc.	5.375	04/01/23	1,981,792
2,270,000	Expedia, Inc.	5.950	08/15/20	2,556,363
1,500,000	IAC/InterActiveCorp	4.750	12/15/22	1,475,625
1,775,000	Netflix, Inc.(a)	5.750	03/01/24	1,846,000
1,550,000	VeriSign, Inc.	4.625	05/01/23	1,548,063

				10,031,843

	Iron/Steel— 2.4%
500,000	Allegheny Technologies, Inc.	9.375	06/01/19	590,115
1,200,000	Allegheny Technologies, Inc.	6.125	08/15/23	1,287,350
1,567,000	Cliffs Natural Resources, Inc.	5.950	01/15/18	1,281,022
1,700,000	Cliffs Natural Resources, Inc.	4.875	04/01/21	1,190,000
2,555,000	Commercial Metals Co.	7.350	08/15/18	2,778,563
50,000	Steel Dynamics, Inc.	7.625	03/15/20	52,313
2,800,000	Steel Dynamics, Inc.(a)	5.125	10/01/21	2,863,000
1,700,000	United States Steel Corp.	6.050	06/01/17	1,776,500
1,692,000	United States Steel Corp.	7.375	04/01/20	1,753,335

				13,572,198

	Leisure Time— 0.6%
1,500,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	1,608,750
1,600,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	1,716,000

				3,324,750

	Lodging— 1.9%
2,100,000	Choice Hotels International, Inc.	5.750	07/01/22	2,262,750
1,000,000	Felcor Lodging LP	6.750	06/01/19	1,047,500
1,650,000	MGM Resorts International	6.625	07/15/15	1,683,000
1,600,000	MGM Resorts International	6.625	12/15/21	1,688,000
4,065,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.750	08/15/20	4,339,388

				11,020,638

	Machinery-Construction & Mining— 0.4%
2,275,000	Terex Corp.	6.000	05/15/21	2,320,500

	Machinery-Diversified— 0.5%
1,800,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	1,957,500
1,100,000	Zebra Technologies Corp.(a)	7.250	10/15/22	1,182,500

				3,140,000

	Media— 5.2%
1,435,000	AMC Networks, Inc.	7.750	07/15/21	1,556,975
1,600,000	Cablevision Systems Corp.	8.625	09/15/17	1,784,000
5,590,000	CCO Holdings LLC/CCO Holdings Capital Corp.	6.625	01/31/22	5,932,387
3,300,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	3,419,625
1,600,000	CSC Holdings LLC	6.750	11/15/21	1,798,000
2,343,000	DISH DBS Corp.	7.125	02/01/16	2,466,008
2,300,000	DISH DBS Corp.	6.750	06/01/21	2,504,125
2,887,000	Gannett Co., Inc.	6.375	10/15/23	3,089,090
900,000	LIN Television Corp.(a)	5.875	11/15/22	906,750
1,350,000	McClatchy Co. (The)	9.000	12/15/22	1,431,000

Schedule of Investments

$3,350,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500%	10/01/20	$3,375,125
1,600,000	Sinclair Television Group, Inc.	6.125	10/01/22	1,656,000

				29,919,085

	Mining— 1.1%
2,350,000	Alcoa, Inc.	5.550	02/01/17	2,514,232
2,600,000	Alcoa, Inc.	5.400	04/15/21	2,888,790
900,000	Hecla Mining Co.	6.875	05/01/21	805,500

				6,208,522

	Miscellaneous Manufacturing— 1.2%
1,950,000	Harsco Corp.	5.750	05/15/18	2,057,250
2,150,000	SPX Corp.	6.875	09/01/17	2,357,475
2,400,000	Trinity Industries, Inc.	4.550	10/01/24	2,385,122

				6,799,847

	Office/Business Equipment— 0.5%
2,800,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	2,954,000

	Oil & Gas— 10.3%
1,400,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,270,500
700,000	Bill Barrett Corp.	7.625	10/01/19	647,500
800,000	Bill Barrett Corp.	7.000	10/15/22	668,000
700,000	Bonanza Creek Energy, Inc.	6.750	04/15/21	630,000
900,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	905,850
2,150,000	Chesapeake Energy Corp.	7.250	12/15/18	2,373,062
2,207,000	Chesapeake Energy Corp.	6.625	08/15/20	2,375,284
1,900,000	Cimarex Energy Co.	5.875	05/01/22	1,990,250
1,000,000	Clayton Williams Energy, Inc.	7.750	04/01/19	865,000
2,000,000	Concho Resources, Inc.	5.500	04/01/23	2,010,000
2,831,000	Denbury Resources, Inc.	4.625	07/15/23	2,427,582
400,000	Diamondback Energy, Inc.	7.625	10/01/21	412,000
2,300,000	Energen Corp.	4.625	09/01/21	2,129,777
2,100,000	EP Energy LLC/EP Energy Finance, Inc.	9.375	05/01/20	2,126,250
635,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)	6.750	04/01/22	511,175
500,000	Kodiak Oil & Gas Corp.	8.125	12/01/19	511,250
1,050,000	Laredo Petroleum, Inc.	5.625	01/15/22	934,500
3,900,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,143,750
2,500,000	Newfield Exploration Co.	5.625	07/01/24	2,481,250
500,000	Oasis Petroleum, Inc.	7.250	02/01/19	482,500
500,000	Oasis Petroleum, Inc.	6.875	03/15/22	462,813
1,000,000	Offshore Group Investment Ltd.	7.500	11/01/19	655,000
1,190,000	Parker Drilling Co.	6.750	07/15/22	868,700
1,600,000	PDC Energy, Inc.	7.750	10/15/22	1,552,000
2,175,000	QEP Resources, Inc.	6.875	03/01/21	2,251,125
1,900,000	Range Resources Corp.	5.000	03/15/23	1,881,000
1,100,000	Rosetta Resources, Inc.	5.625	05/01/21	1,042,250
600,000	Rsp Permian, Inc.(a)	6.625	10/01/22	599,250
300,000	Sanchez Energy Corp.(a)	6.125	01/15/23	267,000
2,200,000	SandRidge Energy, Inc.	7.500	03/15/21	1,540,000
750,000	SM Energy Co.	6.625	02/15/19	753,750
758,000	SM Energy Co.	6.500	01/01/23	750,420
1,275,000	Stone Energy Corp.	7.500	11/15/22	1,115,625
1,700,000	Swift Energy Co.	7.875	03/01/22	607,750
2,000,000	Tesoro Corp.	4.250	10/01/17	2,070,000
2,023,000	Tesoro Corp.	5.375	10/01/22	2,083,690
1,750,000	Unit Corp.	6.625	05/15/21	1,653,750
1,530,000	W&T Offshore, Inc.	8.500	06/15/19	986,850
2,673,000	Western Refining, Inc.	6.250	04/01/21	2,619,540
1,100,000	Whiting Petroleum Corp.	5.000	03/15/19	1,058,750
1,100,000	Whiting Petroleum Corp.	5.750	03/15/21	1,051,875
1,400,000	WPX Energy, Inc.	5.250	01/15/17	1,417,500
1,500,000	WPX Energy, Inc.	6.000	01/15/22	1,462,500

				58,646,618

	Oil & Gas Services— 1.0%
1,575,000	Basic Energy Services, Inc.	7.750	02/15/19	1,118,250
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,510,935
1,392,000	Forum Energy Technologies, Inc.	6.250	10/01/21	1,325,880
1,000,000	Gulfmark Offshore, Inc.	6.375	03/15/22	790,000

Schedule of Investments

$1,650,000	Key Energy Services, Inc.	6.750%	03/01/21	$998,250

				5,743,315

	Packaging & Containers— 2.5%
3,322,000	Ball Corp.	4.000	11/15/23	3,301,237
3,400,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	3,417,000
2,300,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,380,500
3,017,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	3,235,733
1,900,000	Silgan Holdings, Inc.	5.000	04/01/20	1,952,250

				14,286,720

	Pharmaceuticals— 0.6%
2,500,000	Omnicare, Inc.	4.750	12/01/22	2,600,000
800,000	Salix Pharmaceuticals Ltd.(a)	6.000	01/15/21	854,000

				3,454,000

	Pipelines— 2.0%
4,356,000	ONEOK, Inc.	4.250	02/01/22	4,051,942
1,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	1,544,000
1,000,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	1,010,000
5,285,000	Williams Cos., Inc. (The)	4.550	06/24/24	4,915,008

				11,520,950

	Real Estate— 0.6%
2,800,000	CBRE Services, Inc.	5.000	03/15/23	2,947,000
380,000	Kennedy-Wilson, Inc.	5.875	04/01/24	385,434

				3,332,434

	REITs— 2.1%
3,000,000	Crown Castle International Corp.	5.250	01/15/23	3,090,000
1,000,000	DuPont Fabros Technology LP	5.875	09/15/21	1,042,500
2,650,000	Iron Mountain, Inc.	5.750	08/15/24	2,696,375
1,400,000	iStar Financial, Inc.	4.000	11/01/17	1,373,750
1,000,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,075,000
1,425,000	OMEGA Healthcare Investors, Inc.	6.750	10/15/22	1,510,500
1,200,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,272,000

				12,060,125

	Retail— 6.6%
3,100,000	Asbury Automotive Group, Inc.	6.000	12/15/24	3,224,000
3,100,000	Best Buy Co., Inc.	5.000	08/01/18	3,239,500
3,104,000	Best Buy Co., Inc.	5.500	03/15/21	3,220,400
3,200,000	Darden Restaurants, Inc.	6.450	10/15/17	3,540,362
2,100,000	Group 1 Automotive, Inc.(a)	5.000	06/01/22	2,084,250
2,250,000	L Brands, Inc.	6.900	07/15/17	2,497,500
2,500,000	L Brands, Inc.	5.625	02/15/22	2,725,000
1,500,000	Men’s Wearhouse, Inc. (The)(a)	7.000	07/01/22	1,552,500
2,560,000	Penske Automotive Group, Inc.	5.750	10/01/22	2,675,200
2,200,000	PVH Corp.	4.500	12/15/22	2,211,000
2,140,000	QVC, Inc.	3.125	04/01/19	2,169,481
2,300,000	QVC, Inc.	4.850	04/01/24	2,440,495
4,000,000	Rite Aid Corp.	8.000	08/15/20	4,290,000
1,900,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,042,500

				37,912,188

	Semiconductors— 1.5%
1,200,000	Advanced Micro Devices, Inc.	6.750	03/01/19	1,146,000
1,200,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,149,000
1,995,000	Amkor Technology, Inc.	6.625	06/01/21	2,024,925
3,800,000	Micron Technology, Inc.(a)	5.875	02/15/22	3,999,500

				8,319,425

	Telecommunications— 5.1%
3,000,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,262,500
1,600,000	Cincinnati Bell, Inc.	8.375	10/15/20	1,691,000
3,065,000	Embarq Corp.	7.082	06/01/16	3,272,779
1,830,000	Frontier Communications Corp.	8.250	04/15/17	2,031,300
1,800,000	Frontier Communications Corp.	8.500	04/15/20	2,034,000
1,100,000	GCI, Inc.	8.625	11/15/19	1,152,250
1,000,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,073,750
900,000	Hughes Satellite Systems Corp.	7.625	06/15/21	983,250
3,000,000	Level 3 Financing, Inc.(a)	5.375	08/15/22	3,052,500

Schedule of Investments

$1,600,000	SBA Telecommunications, Inc.	5.750%	07/15/20	$1,660,000
3,000,000	T-Mobile USA, Inc.	6.250	04/01/21	3,108,750
1,100,000	ViaSat, Inc.	6.875	06/15/20	1,150,875
4,150,000	Windstream Corp.	7.750	10/15/20	4,326,375

				28,799,329

	Transportation— 0.2%
1,150,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	986,125

	Total Corporate Bonds (Cost $562,582,845)			557,514,624

Number of Shares
	Money Market Fund—1.4%
8,258,368	Invesco Premier Portfolio – Institutional Class(b) (Cost $8,258,368)			8,258,368

	Total Investments (Cost $570,841,213)(c)— 99.1%			565,772,992
	Other assets less liabilities—0.9%			5,020,161

	Net Assets—100.0%			$570,793,153

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $29,116,308, which represented 5.10% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $570,855,433. The net unrealized depreciation was $5,082,441 which consisted of aggregate gross unrealized appreciation of $9,077,494 and aggregate gross unrealized depreciation of $14,159,935

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.7%
	Advertising— 0.2%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$52,906

	Aerospace/Defense— 2.9%
50,000	Boeing Co. (The)	3.500	02/15/15	50,046
50,000	Boeing Co. (The)	4.875	02/15/20	57,528
100,000	General Dynamics Corp.	1.000	11/15/17	99,958
100,000	General Dynamics Corp.	2.250	11/15/22	99,683
100,000	L-3 Communications Corp.	5.200	10/15/19	112,098
50,000	Lockheed Martin Corp.	2.125	09/15/16	51,096
100,000	Lockheed Martin Corp.	4.250	11/15/19	110,513
50,000	Northrop Grumman Corp.	3.250	08/01/23	52,367
100,000	United Technologies Corp.	1.800	06/01/17	102,147
200,000	United Technologies Corp.	3.100	06/01/22	210,663

				946,099

	Agriculture— 2.2%
100,000	Altria Group, Inc.	9.700	11/10/18	127,829
100,000	Altria Group, Inc.	2.850	08/09/22	100,441
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	113,157
100,000	Lorillard Tobacco Co.	6.875	05/01/20	120,238
75,000	Philip Morris International, Inc.	5.650	05/16/18	85,315
100,000	Reynolds American, Inc.	6.750	06/15/17	111,563
50,000	Reynolds American, Inc.	3.250	11/01/22	50,307

				708,850

	Apparel— 0.5%
150,000	NIKE, Inc.	2.250	05/01/23	151,652

	Auto Manufacturers— 1.0%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	109,435
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	118,428
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,930

				328,793

	Auto Parts & Equipment— 0.3%
100,000	Johnson Controls, Inc.	5.500	01/15/16	104,504

	Banks— 10.2%
150,000	Bank of America Corp., MTN	6.875	04/25/18	172,938
200,000	Bank of America Corp., MTN	3.300	01/11/23	204,569
100,000	Bank of New York Mellon Corp. (The), MTN	2.300	07/28/16	102,499
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	161,473
100,000	BB&T Corp., MTN	3.200	03/15/16	102,480
150,000	BB&T Corp.	5.250	11/01/19	170,415
100,000	Capital One Financial Corp.	6.150	09/01/16	107,462
50,000	Capital One Financial Corp.	4.750	07/15/21	56,497
250,000	Citigroup, Inc.	6.125	11/21/17	280,817
100,000	Citigroup, Inc.	4.500	01/14/22	112,167
50,000	Discover Bank	4.200	08/08/23	54,147
50,000	Fifth Third Bancorp	3.625	01/25/16	51,304
100,000	Fifth Third Bancorp	4.300	01/16/24	108,558
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	113,055
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	59,372
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,384
150,000	JPMorgan Chase & Co.	6.000	01/15/18	168,451
100,000	JPMorgan Chase & Co.	4.500	01/24/22	111,539
50,000	KeyCorp, MTN	5.100	03/24/21	57,827
100,000	Morgan Stanley, MTN	5.625	09/23/19	114,557
100,000	Morgan Stanley, Series F, MTN	3.875	04/29/24	106,390
100,000	PNC Funding Corp.	2.700	09/19/16	102,866

Schedule of Investments

$100,000	State Street Corp.	2.875%	03/07/16	$102,632
50,000	State Street Corp.	3.100	05/15/23	51,270
100,000	SunTrust Banks, Inc.	3.600	04/15/16	103,176
100,000	US Bancorp, MTN	2.950	07/15/22	102,437
100,000	Wells Fargo & Co.	5.625	12/11/17	111,803
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	160,808

				3,301,893

	Beverages— 1.7%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	111,795
100,000	Coca-Cola Co. (The)	3.300	09/01/21	108,148
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	116,354
100,000	PepsiCo, Inc.	7.900	11/01/18	122,655
100,000	PepsiCo, Inc.	2.750	03/01/23	102,041

				560,993

	Biotechnology— 1.0%
200,000	Amgen, Inc.	3.875	11/15/21	216,346
100,000	Biogen Idec, Inc.	6.875	03/01/18	115,854

				332,200

	Chemicals— 3.1%
100,000	Dow Chemical Co. (The)	8.550	05/15/19	126,051
150,000	Dow Chemical Co. (The)	4.250	11/15/20	166,332
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	114,617
50,000	Eastman Chemical Co.	2.400	06/01/17	51,110
100,000	Ecolab, Inc.	3.000	12/08/16	103,598
150,000	Lyondellbasell Industries NV	5.000	04/15/19	166,134
148,000	Mosaic Co. (The)	4.250	11/15/23	163,089
100,000	Praxair, Inc.	4.500	08/15/19	112,083

				1,003,014

	Commercial Services— 1.0%
50,000	Block Financial LLC	5.500	11/01/22	55,754
150,000	MasterCard, Inc.	3.375	04/01/24	160,370
100,000	Western Union Co. (The)	5.930	10/01/16	107,449

				323,573

	Computers— 2.8%
100,000	Apple, Inc.	1.000	05/03/18	99,641
150,000	Apple, Inc.	2.400	05/03/23	151,858
100,000	Computer Sciences Corp.	6.500	03/15/18	111,868
100,000	EMC Corp.	2.650	06/01/20	102,723
100,000	Hewlett-Packard Co.	2.600	09/15/17	102,899
50,000	International Business Machines Corp.	5.700	09/14/17	56,048
150,000	International Business Machines Corp.	3.375	08/01/23	159,047
100,000	NetApp, Inc.	3.375	06/15/21	103,300

				887,384

	Cosmetics/Personal Care— 1.3%
50,000	Avon Products, Inc.	5.000	03/15/23	44,375
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	152,415
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	112,987
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	106,848

				416,625

	Diversified Financial Services— 3.3%
100,000	American Express Co.	7.000	03/19/18	116,402
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	57,939
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	115,266
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	56,227
150,000	General Electric Capital Corp., MTN	4.650	10/17/21	172,378
150,000	General Electric Capital Corp., GMTN	5.625	05/01/18	169,846
150,000	Jefferies Group LLC	5.125	04/13/18	158,649
200,000	Jefferies Group LLC	6.875	04/15/21	230,162

				1,076,869

	Electric— 4.9%
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	120,335
100,000	Consumers Energy Co.	6.700	09/15/19	121,356
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	56,926
100,000	Entergy Texas, Inc.	7.125	02/01/19	120,351

Schedule of Investments

$100,000	Exelon Corp.	4.900%	06/15/15	$101,515
100,000	Georgia Power Co.	4.250	12/01/19	111,879
76,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	80,631
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	173,452
50,000	NiSource Finance Corp.	6.400	03/15/18	57,388
30,000	Ohio Power Co., Series M	5.375	10/01/21	35,671
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	106,679
100,000	Southern California Edison Co.	3.875	06/01/21	111,077
100,000	Virginia Electric and Power Co.	5.400	04/30/18	113,230
100,000	Virginia Electric and Power Co.	2.750	03/15/23	102,606
150,000	Xcel Energy, Inc.	4.700	05/15/20	169,823

				1,582,919

	Electrical Components & Equipment— 0.7%
100,000	Emerson Electric Co.	4.875	10/15/19	114,291
100,000	Energizer Holdings, Inc.	4.700	05/19/21	106,391

				220,682

	Electronics— 0.9%
20,000	Agilent Technologies, Inc.	6.500	11/01/17	22,300
50,000	Honeywell International, Inc.	5.000	02/15/19	56,953
100,000	Thermo Fisher Scientific, Inc.	3.200	03/01/16	102,417
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	111,436

				293,106

	Engineering & Construction— 0.2%
50,000	Fluor Corp.	3.375	09/15/21	52,756

	Environmental Control— 0.7%
100,000	Republic Services, Inc.	3.800	05/15/18	106,563
100,000	Waste Management, Inc.	4.750	06/30/20	112,242

				218,805

	Food— 2.8%
100,000	Campbell Soup Co.	4.250	04/15/21	111,084
100,000	ConAgra Foods, Inc.	3.200	01/25/23	100,790
100,000	Kellogg Co.	4.000	12/15/20	108,893
100,000	Kroger Co. (The)	6.150	01/15/20	117,565
300,000	Mondelez International, Inc.	4.125	02/09/16	309,545
150,000	Safeway, Inc.	3.950	08/15/20	151,961

				899,838

	Forest Products & Paper— 0.4%
100,000	International Paper Co.	7.950	06/15/18	118,389

	Gas— 0.3%
100,000	Sempra Energy	6.500	06/01/16	107,496

	Hand/Machine Tools— 0.3%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	102,694

	Healthcare-Products— 2.5%
100,000	Baxter International, Inc.	1.850	06/15/18	101,019
100,000	Carefusion Corp.	6.375	08/01/19	117,765
100,000	Covidien International Finance SA	6.000	10/15/17	112,373
100,000	Medtronic, Inc.	4.450	03/15/20	112,181
150,000	St. Jude Medical, Inc.	3.250	04/15/23	156,088
190,000	Zimmer Holdings, Inc.	4.625	11/30/19	212,106

				811,532

	Healthcare-Services— 2.1%
100,000	Anthem, Inc.	2.250	08/15/19	101,137
100,000	Anthem, Inc.	3.125	05/15/22	103,362
100,000	Cigna Corp.	2.750	11/15/16	103,089
200,000	Humana, Inc.	3.150	12/01/22	202,635
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	156,277

				666,500

Schedule of Investments

	Household Products/Wares— 0.7%
$200,000	Kimberly-Clark Corp.	6.125%	08/01/17	$225,029

	Housewares— 0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/21	109,093

	Insurance— 6.3%
100,000	ACE Ina Holdings, Inc.	5.900	06/15/19	116,827
100,000	Aflac, Inc.	8.500	05/15/19	126,810
200,000	Allstate Corp. (The)	3.150	06/15/23	208,301
100,000	American International Group, Inc.	4.875	06/01/22	114,977
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	113,046
100,000	Brown & Brown, Inc.	4.200	09/15/24	104,616
100,000	Chubb Corp. (The)	5.750	05/15/18	114,027
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	232,169
150,000	Lincoln National Corp.	8.750	07/01/19	191,120
150,000	Loews Corp.	2.625	05/15/23	146,930
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	228,650
100,000	MetLife, Inc.	6.750	06/01/16	107,728
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	113,910
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	110,076

				2,029,187

	Internet— 1.4%
100,000	Amazon.Com, Inc.	2.500	11/29/22	98,219
100,000	eBay, Inc.	2.600	07/15/22	96,441
100,000	Google, Inc.	3.625	05/19/21	110,184
150,000	Symantec Corp.	4.200	09/15/20	157,913

				462,757

	Iron/Steel— 0.7%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	106,650
100,000	Nucor Corp.	5.750	12/01/17	111,548

				218,198

	Leisure Time— 0.3%
100,000	Carnival Corp.	1.875	12/15/17	100,347

	Lodging— 0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	104,242

	Machinery-Construction & Mining— 0.7%
100,000	Caterpillar, Inc.	3.900	05/27/21	110,301
100,000	Joy Global, Inc.	5.125	10/15/21	113,735

				224,036

	Machinery-Diversified— 0.8%
150,000	Cummins, Inc.	3.650	10/01/23	163,906
100,000	Deere & Co.	2.600	06/08/22	101,661

				265,567

	Media— 3.3%
100,000	CBS Corp.	2.300	08/15/19	100,861
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.500	03/01/16	102,769
100,000	NBCUniversal Media LLC	5.150	04/30/20	115,772
100,000	Time Warner Cable, Inc.	8.250	04/01/19	123,905
100,000	Time Warner, Inc.	4.875	03/15/20	112,785
100,000	Viacom, Inc.	6.250	04/30/16	106,626
200,000	Viacom, Inc.	4.250	09/01/23	212,618
100,000	Walt Disney Co. (The), MTN	1.100	12/01/17	100,291
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	101,111

				1,076,738

	Metal Fabricate/Hardware— 0.3%
100,000	Precision Castparts Corp.	1.250	01/15/18	99,733

Schedule of Investments

	Mining— 0.6%
$100,000	Freeport-McMoRan, Inc.	3.550%	03/01/22	$88,887
100,000	Newmont Mining Corp.	3.500	03/15/22	98,030

				186,917

	Miscellaneous Manufacturing— 1.4%
200,000	3M Co., MTN	2.000	06/26/22	200,484
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	117,721
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	116,863

				435,068

	Office/Business Equipment— 0.7%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	109,194
100,000	Xerox Corp.	6.350	05/15/18	113,955

				223,149

	Oil & Gas— 7.2%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	106,984
200,000	Apache Corp.	3.250	04/15/22	200,446
200,000	Chevron Corp.	2.355	12/05/22	200,699
100,000	ConocoPhillips	5.750	02/01/19	115,539
150,000	ConocoPhillips Co.	2.400	12/15/22	149,150
150,000	Continental Resources, Inc.	5.000	09/15/22	142,687
150,000	DeVon Energy Corp.	3.250	05/15/22	152,127
150,000	EOG Resources, Inc.	5.625	06/01/19	172,307
100,000	EQT Corp.	4.875	11/15/21	106,821
100,000	Hess Corp.	8.125	02/15/19	119,460
100,000	Marathon Oil Corp.	5.900	03/15/18	111,257
200,000	Marathon Petroleum Corp.	5.125	03/01/21	225,731
100,000	Murphy Oil Corp.	3.700	12/01/22	91,027
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	109,866
100,000	Southwestern Energy Co.	4.100	03/15/22	98,154
100,000	Valero Energy Corp.	6.125	06/15/17	110,168
100,000	Valero Energy Corp.	6.125	02/01/20	115,156

				2,327,579

	Oil & Gas Services— 1.6%
150,000	Baker Hughes, Inc.	3.200	08/15/21	155,130
150,000	FMC Technologies, Inc.	3.450	10/01/22	150,251
100,000	Halliburton Co.	6.150	09/15/19	118,510
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	97,469

				521,360

	Pharmaceuticals— 6.1%
150,000	Abbott Laboratories	5.125	04/01/19	171,026
200,000	AbbVie, Inc.	2.900	11/06/22	203,698
150,000	Allergan, Inc.	5.750	04/01/16	158,102
100,000	AmerisourceBergen Corp.	1.150	05/15/17	99,742
100,000	AmerisourceBergen Corp.	3.500	11/15/21	105,889
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	98,288
100,000	Eli Lilly & Co.	5.200	03/15/17	109,303
150,000	Express Scripts Holding Co.	3.125	05/15/16	154,093
150,000	Johnson & Johnson	2.950	09/01/20	159,879
100,000	Johnson & Johnson	3.375	12/05/23	110,363
100,000	McKesson Corp.	3.250	03/01/16	102,356
100,000	McKesson Corp.	3.796	03/15/24	107,246
200,000	Pfizer, Inc.	5.350	03/15/15	201,112
100,000	Pfizer, Inc.	3.000	06/15/23	104,795
100,000	Zoetis, Inc.	1.875	02/01/18	100,152

				1,986,044

	Pipelines— 0.9%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	112,096
150,000	Williams Partners LP	5.250	03/15/20	164,199

				276,295

	REITs— 2.7%
150,000	Boston Properties LP	4.125	05/15/21	164,710
150,000	ERP Operating LP	4.625	12/15/21	167,966
100,000	HCP, Inc.	5.375	02/01/21	114,536
150,000	Hospitality Properties Trust	5.000	08/15/22	162,509
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	138,852

Schedule of Investments

$100,000	Weyerhaeuser Co.	7.375%	10/01/19	$121,030

				869,603

	Retail— 6.3%
100,000	Darden Restaurants, Inc.	6.450	10/15/17	110,636
100,000	Dollar General Corp.	4.125	07/15/17	105,307
150,000	Dollar General Corp.	3.250	04/15/23	146,250
150,000	Gap, Inc. (The)	5.950	04/12/21	174,712
150,000	Home Depot, Inc. (The)	5.400	03/01/16	157,961
150,000	Home Depot, Inc. (The)	4.400	04/01/21	171,446
100,000	Kohl’s Corp.	6.250	12/15/17	112,319
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	107,826
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	151,208
100,000	McDonald’s Corp., MTN	5.350	03/01/18	112,144
125,000	Target Corp.	6.000	01/15/18	142,234
200,000	Walgreen Co.	3.100	09/15/22	204,990
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	351,324

				2,048,357

	Semiconductors— 2.3%
100,000	Applied Materials, Inc.	4.300	06/15/21	110,487
100,000	Intel Corp.	1.350	12/15/17	100,830
200,000	Intel Corp.	3.300	10/01/21	215,559
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	202,911
100,000	Texas Instruments, Inc.	2.375	05/16/16	102,519

				732,306

	Software— 2.1%
200,000	Adobe Systems, Inc.	3.250	02/01/15	200,000
100,000	CA, Inc.	5.375	12/01/19	112,714
50,000	Fiserv, Inc.	3.125	06/15/16	51,439
100,000	Microsoft Corp.	1.625	12/06/18	101,874
100,000	Microsoft Corp.	3.625	12/15/23	111,089
100,000	Oracle Corp.	5.750	04/15/18	113,948

				691,064

	Telecommunications— 3.1%
100,000	AT&T, Inc.	5.500	02/01/18	111,219
200,000	AT&T, Inc.	3.000	02/15/22	203,117
100,000	Cisco Systems, Inc.	4.450	01/15/20	112,709
100,000	Qwest Corp.	6.750	12/01/21	116,602
200,000	Verizon Communications, Inc.	3.650	09/14/18	212,840
200,000	Verizon Communications, Inc.	5.150	09/15/23	229,485

				985,972

	Textiles— 0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	103,564

	Toys/Games/Hobbies— 0.3%
100,000	Mattel, Inc.	2.350	05/06/19	100,761

	Transportation— 1.7%
130,000	CSX Corp.	6.250	03/15/18	148,800
100,000	FedEx Corp.	8.000	01/15/19	123,277
250,000	United Parcel Service, Inc.	3.125	01/15/21	269,460

				541,537

	Total Corporate Bonds (Cost $31,461,693)			32,214,575

Number of Shares
	Money Market Fund—0.2%
85,606	Invesco Premier Portfolio – Institutional Class(a) (Cost $85,606)			85,606

	Total Investments (Cost $31,547,299)(b)— 99.9%			32,300,181
	Other assets less liabilities—0.1%			23,224

	Net Assets—100.0%			$32,323,405

Schedule of Investments

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $752,882 which consisted of aggregate gross unrealized appreciation of $828,864 and aggregate gross unrealized depreciation of $75,982.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 81.4%
	Australia— 0.8%
$275,000	FMG Resources August 2006 Pty Ltd.(a)	6.000%	04/01/17	$268,984

	Azerbaijan— 0.9%
300,000	State Oil Co. of the Azerbaijan Republic	5.450	02/09/17	303,456

	Brazil— 2.8%
200,000	Banco Daycoval SA, MTN(a)	6.250	01/28/16	203,134
150,000	Banco Daycoval SA, EMTN	6.500	03/16/15	150,617
100,000	Banco Fibra SA(a)	4.500	04/19/16	98,357
100,000	Banco Industrial e Comercial SA(a)	5.250	10/25/15	101,350
350,000	BES Investimento do Brasil SA Banco de Investimento(a)	5.625	03/25/15	349,563

				903,021

	Canada— 0.5%
150,000	Bombardier, Inc.(a)	4.250	01/15/16	151,710

	China— 2.2%
200,000	Big Will Investments Ltd., EMTN	10.875	04/29/16	206,000
200,000	Fosun International Ltd.(a)	7.500	05/12/16	205,500
200,000	MCC Holding Hong Kong Corp. Ltd.	4.875	07/29/16	202,161
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	97,651

				711,312

	Egypt— 0.5%
150,000	Nile Finance Ltd.(a)	5.250	08/05/15	153,750

	France— 2.5%
500,000	CMA CGM SA(a)	8.500	04/15/17	511,300
100,000	Lafarge SA(a)	6.200	07/09/15	102,375
200,000	Lafarge SA	6.500	07/15/16	213,000

				826,675

	Georgia— 0.6%
200,000	Bank of Georgia JSC, MTN(a)	7.750	07/05/17	203,000

	Germany— 2.3%
100,000	Dresdner Bank AG	7.250	09/15/15	103,293
150,000	Fresenius US Finance II, Inc.(a)	9.000	07/15/15	154,875
150,000	Hapag-Lloyd AG(a)	9.750	10/15/17	156,000
300,000	Schaeffler Finance BV(a)	7.750	02/15/17	330,210

				744,378

	India— 1.4%
450,000	Vedanta Resources PLC(a)	6.750	06/07/16	439,875

	Indonesia— 1.7%
200,000	Bank Negara Indonesia Persero TBK PT (a)	4.125	04/27/17	206,000
300,000	Berau Capital Resources Pte Ltd.(a)	12.500	07/08/15	174,000
150,000	Majapahit Holding BV(a)	7.750	10/17/16	164,063

				544,063

	Israel— 1.0%
300,000	Israel Electric Corp. Ltd., MTN(a)	6.700	02/10/17	322,875

Schedule of Investments

	Italy— 0.3%
$100,000	Telecom Italia Capital SA	5.250%	10/01/15	$101,875

	Kazakhstan— 2.4%
200,000	ATF Bank JSC(a)	9.000	05/11/16	191,000
300,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	297,750
100,000	Kazkommertsbank JSC, MTN(a)	8.000	11/03/15	97,362
200,000	Kazkommertsbank JSC, MTN(a)	7.500	11/29/16	178,000

				764,112

	Luxembourg— 2.1%
150,000	ArcelorMittal	4.500	08/05/15	151,875
200,000	ArcelorMittal	4.500	03/01/16	205,000
300,000	ArcelorMittal	5.250	02/25/17	312,600

				669,475

	Mongolia— 0.6%
200,000	Trade & Development Bank of Mongolia LLC, EMTN	8.500	09/20/15	196,665

	Netherlands— 2.4%
300,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust(a)	2.750	05/15/17	298,500
200,000	Hyva Global BV(a)	8.625	03/24/16	188,100
300,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	302,250

				788,850

	Norway— 1.4%
100,000	Eksportfinans ASA	2.000	09/15/15	100,276
100,000	Eksportfinans ASA	5.500	05/25/16	103,750
150,000	Eksportfinans ASA	2.375	05/25/16	150,375
100,000	Eksportfinans ASA, MTN	5.500	06/26/17	107,275

				461,676

	Panama— 0.6%
200,000	AES Panama SA(a)	6.350	12/21/16	208,000

	Philippines— 1.3%
200,000	BDO Unibank, Inc.	3.875	04/22/16	204,900
200,000	BDO Unibank, Inc.	4.500	02/16/17	207,600

				412,500

	Russia— 8.0%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	197,016
150,000	Alfa MTN Issuance Ltd., EMTN	8.000	03/18/15	150,193
200,000	Bank of Moscow Via BOM Capital PL(a)	6.699	03/11/15	200,226
200,000	Evraz Group SA(a)	8.250	11/10/15	198,774
200,000	Koks OAO Via Koks Finance Ltd.(a)	7.750	06/23/16	164,000
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	189,500
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd.(a)	7.750	04/27/17	157,694
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.(a)	7.750	05/31/16	121,000
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	89,022
200,000	Severstal OAO Via Steel Capital SA(a)	6.250	07/26/16	194,000
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	93,850
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA(a)	8.250	05/23/16	148,418
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	6.493	02/02/16	440,856
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	274,149

				2,618,698

	Saudi Arabia— 1.5%
300,000	Dar Al-Arkan International Sukuk Co. II(a)	10.750	02/18/15	300,750
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	200,040

				500,790

	Sri Lanka— 0.6%
200,000	Bank of Ceylon(a)	6.875	05/03/17	207,750

Schedule of Investments

	Turkey— 0.6%
$200,000	Finansbank AS(a)	5.500%	05/11/16	$205,440

	Ukraine— 0.9%
200,000	Ferrexpo Finance PLC(a)	7.875	04/07/16	154,000
200,000	Metinvest BV(a)	10.250	05/20/15	151,000

				305,000

	United Kingdom— 0.2%
49,000	Hanson Ltd.	6.125	08/15/16	52,185

	United States— 39.8%
200,000	21st Century Oncology, Inc.	8.875	01/15/17	202,500
200,000	21st Century Oncology, Inc.	9.875	04/15/17	193,000
100,000	Ally Financial, Inc.	8.300	02/12/15	100,125
200,000	Ally Financial, Inc.	4.625	06/26/15	201,750
100,000	Ally Financial, Inc.	3.125	01/15/16	100,750
200,000	Ally Financial, Inc.	3.500	07/18/16	201,500
200,000	American Achievement Corp.(a)	10.875	04/15/16	190,250
150,000	American Seafoods Group LLC/American Seafoods Finance, Inc.(a)	10.750	05/15/16	136,875
200,000	Ashland, Inc.	3.000	03/15/16	201,250
300,000	Aspect Software, Inc.	10.625	05/15/17	271,500
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	83,250
100,000	Avon Products, Inc.	2.375	03/15/16	99,875
100,000	Best Buy Co., Inc.	3.750	03/15/16	102,250
100,000	Capella Healthcare, Inc.	9.250	07/01/17	104,437
150,000	CenturyLink, Inc., Series M	5.000	02/15/15	150,656
150,000	Chesapeake Energy Corp.	3.250	03/15/16	150,375
200,000	CIT Group, Inc.(a)	4.750	02/15/15	200,032
100,000	CIT Group, Inc.	5.000	05/15/17	103,187
100,000	CNH Industrial America LLC	7.250	01/15/16	104,700
150,000	CNH Industrial Capital LLC	3.875	11/01/15	151,312
150,000	CNH Industrial Capital LLC	6.250	11/01/16	158,625
100,000	CNH Industrial Capital LLC	3.250	02/01/17	99,625
200,000	Constellation Brands, Inc.	7.250	09/01/16	217,500
150,000	D.R. Horton, Inc.	6.500	04/15/16	157,875
100,000	D.R. Horton, Inc.	4.750	05/15/17	104,250
133,000	Dean Foods Co.	7.000	06/01/16	141,313
100,000	Dell, Inc.	2.300	09/10/15	100,425
100,000	Dell, Inc.	3.100	04/01/16	101,050
100,000	DISH DBS Corp.	7.750	05/31/15	102,125
150,000	DISH DBS Corp.	7.125	02/01/16	157,875
150,000	Embarq Corp.	7.082	06/01/16	160,169
100,000	Euramax International, Inc.	9.500	04/01/16	94,000
250,000	First Tennessee Bank NA	5.650	04/01/16	258,604
300,000	General Motors Financial Co., Inc.	2.750	05/15/16	304,313
100,000	General Motors Financial Co., Inc.	2.625	07/10/17	100,941
150,000	General Motors Financial Co., Inc.	4.750	08/15/17	159,164
100,000	General Motors Financial Co., Inc.	3.000	09/25/17	102,000
100,000	Greif, Inc.	6.750	02/01/17	108,000
100,000	Harsco Corp.	2.700	10/15/15	101,110
250,000	HCA, Inc.	6.500	02/15/16	262,600
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	99,750
200,000	Iheartcommunications, Inc.	5.500	12/15/16	190,750
150,000	International Lease Finance Corp.	4.875	04/01/15	151,031
150,000	International Lease Finance Corp.	8.625	09/15/15	156,375
150,000	International Lease Finance Corp.	5.750	05/15/16	156,049
100,000	International Lease Finance Corp.	8.750	03/15/17	111,515
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	104,250
100,000	iStar Financial, Inc. - REIT	4.000	11/01/17	98,125
100,000	iStar Financial, Inc., Series 1 - REIT	5.875	03/15/16	102,250
100,000	Jarden Corp.	7.500	05/01/17	110,500
90,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	93,149
150,000	Kinder Morgan, Inc.	5.150	03/01/15	150,409
100,000	L Brands, Inc.	6.900	07/15/17	111,000
100,000	Lennar Corp., Series B	5.600	05/31/15	101,470
200,000	Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875	01/15/17	206,800
100,000	Masco Corp.	4.800	06/15/15	101,003
100,000	Masco Corp.	6.125	10/03/16	106,875

Schedule of Investments

$150,000	MGM Resorts International	6.625%	07/15/15	$153,000
150,000	MGM Resorts International	7.500	06/01/16	158,625
200,000	MGM Resorts International	10.000	11/01/16	223,000
200,000	MGM Resorts International	7.625	01/15/17	215,500
150,000	Navient Corp., MTN	3.875	09/10/15	151,313
150,000	Navient Corp., MTN	6.250	01/25/16	155,625
250,000	Navient Corp., MTN	6.000	01/25/17	262,525
100,000	Navient Corp., MTN	4.625	09/25/17	102,625
100,000	Navient Corp., Series A, MTN	5.000	04/15/15	101,000
200,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	214,500
150,000	Peabody Energy Corp.	7.375	11/01/16	146,250
100,000	Pultegroup, Inc.	6.500	05/01/16	106,000
250,000	Quicksilver Resources, Inc.	7.125	04/01/16	10,000
200,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	212,500
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	199,500
100,000	Rockies Express Pipeline LLC(a)	3.900	04/15/15	100,250
150,000	Royal Caribbean Cruises Ltd.	11.875	07/15/15	157,500
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	160,875
250,000	Sabine Oil & Gas Corp.	9.750	02/15/17	96,875
300,000	Sabine Pass LNG LP	7.500	11/30/16	317,250
100,000	Sabre Holdings Corp.	8.350	03/15/16	107,500
150,000	Springleaf Finance Corp., Series I, MTN	5.400	12/01/15	153,375
250,000	Sprint Communications, Inc.	6.000	12/01/16	262,344
100,000	Sprint Communications, Inc.	9.125	03/01/17	109,875
100,000	SPX Corp.	6.875	09/01/17	109,650
100,000	SquareTwo Financial Corp.	11.625	04/01/17	95,500
64,000	SUPERVALU, Inc.	8.000	05/01/16	68,960
100,000	Swift Energy Co.	7.125	06/01/17	39,500
150,000	Toll Brothers Finance Corp.	5.150	05/15/15	150,750
100,000	Universal Health Services, Inc.	7.125	06/30/16	107,000
100,000	USG Corp.	6.300	11/15/16	105,000
100,000	Vwr Funding, Inc.	7.250	09/15/17	105,015
100,000	Wireco Worldgroup, Inc.	9.500	05/15/17	99,500

				12,951,121

	Venezuela— 0.9%
275,000	Petroleos de Venezuela SA(a)	5.250	04/12/17	103,242
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	129,375
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	49,500

				282,117

	Vietnam— 0.6%
200,000	Vietnam Joint Stock Commercial Bank For Industry And Trade(a)	8.000	05/17/17	209,000

	Total Corporate Bonds (Cost $27,896,092)			26,508,353

	Sovereign Debt Obligations— 16.0%
	Argentina— 2.7%
300,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	284,067
150,000	City of Buenos Aires Argentina, MTN(a)	12.500	04/06/15	151,875
300,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	310,350
150,000	Provincia de Buenos Aires(a)	11.750	10/05/15	150,000

				896,292

	Belarus— 0.8%
264,000	Republic of Belarus	8.750	08/03/15	250,557

	Croatia— 0.6%
200,000	Croatia Government International Bond(a)	6.250	04/27/17	212,124

	Ecuador— 0.5%
150,000	Ecuador Government International Bond(a)	9.375	12/15/15	148,725

	Hungary— 0.6%
200,000	Hungary Government International Bond	4.750	02/03/15	200,000

Schedule of Investments

	Jamaica— 0.9%
$300,000	Jamaica Government International Bond	9.000%	06/02/15	$307,500

	Jordan— 0.9%
300,000	Jordan Government International Bond(a)	3.875	11/12/15	302,040

	Lebanon— 3.5%
300,000	Lebanon Government International Bond, MTN(a)	8.500	01/19/16	313,728
450,000	Lebanon Government International Bond(a)	11.625	05/11/16	493,659
300,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	326,460

				1,133,847

	Mongolia— 0.6%
200,000	Development Bank of Mongolia LLC, MTN(a)	5.750	03/21/17	191,250

	Pakistan— 1.1%
253,000	Pakistan Government International Bond(a)	7.125	03/31/16	260,590
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	103,250

				363,840

	Portugal— 0.3%
100,000	Portugal Government International Bond, MTN(a)	3.500	03/25/15	100,551

	Turkey— 1.0%
300,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	315,012

	Ukraine— 1.9%
200,000	City of Kiev Ukraine Via CS International(a)	8.000	11/06/15	105,120
150,000	Ukraine Government International Bond(a)	6.875	09/23/15	89,250
200,000	Ukraine Government International Bond(a)	6.580	11/21/16	109,050
200,000	Ukraine Government International Bond(a)	9.250	07/24/17	109,232
300,000	Ukreximbank Via Biz Finance PLC(a)	8.375	04/27/15	204,000

				616,652

	Venezuela— 0.3%
150,000	Venezuela Government International Bond(a)	5.750	02/26/16	86,250

	Vietnam— 0.3%
100,000	Vietnam Government International Bond(a)	6.875	01/15/16	104,750

	Total Sovereign Debt Obligations (Cost $5,673,105)			5,229,390

Number of Shares
	Money Market Fund—2.7%
873,513	Invesco Premier Portfolio – Institutional Class(b) (Cost $873,513)			873,513

	Total Investments (Cost $34,442,710)(c)— 100.1%			32,611,256
	Other assets less liabilities—(0.1)%			(34,388)

	Net Assets—100.0%			$32,576,868

Investment Abbreviations:

EMTN - Euro Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $14,750,208, which represented 45.28% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,831,454 which consisted of aggregate gross unrealized appreciation of $100,934 and aggregate gross unrealized depreciation of $1,932,388.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 98.2%
		Australia— 3.4%
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750%	10/18/17	$279,486
EUR	1,000,000	BHP Billiton Finance Ltd., EMTN	2.125	11/29/18	1,202,663
EUR	500,000	BHP Billiton Finance Ltd., EMTN	2.250	09/25/20	614,726
GBP	350,000	BHP Billiton Finance Ltd., EMTN	3.250	09/25/24	565,800
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	270,636
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	473,121
AUD	950,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	787,997
EUR	200,000	National Australia Bank Ltd., EMTN	4.625	02/10/20	265,115
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	644,753
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	303,921
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	268,869
EUR	300,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	406,109
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	128,387
AUD	1,000,000	Westpac Banking Corp., MTN	7.250	11/18/16	840,871
AUD	500,000	Westpac Banking Corp., MTN	4.500	02/25/19	410,761
EUR	750,000	Westpac Banking Corp., EMTN	4.125	05/25/18	951,803

					8,415,018

		Belgium— 0.7%
GBP	250,000	Anheuser-Busch InBev NV, EMTN	9.750	07/30/24	604,571
GBP	300,000	Anheuser-Busch InBev NV, EMTN	4.000	09/24/25	518,881
EUR	200,000	Anheuser-Busch InBev NV, EMTN	2.700	03/31/26	260,601
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	255,292

					1,639,345

		Canada— 13.3%
CAD	550,000	Bank of Montreal, Series DPNT	2.390	07/12/17	446,481
CAD	1,100,000	Bank of Montreal, Series DPNT	2.240	12/11/17	893,265
CAD	500,000	Bank of Montreal, Series DPNT	6.020	05/02/18	453,681
CAD	500,000	Bank of Montreal, Series DPNT	3.210	09/13/18	420,466
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	752,573
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	777,594
CAD	500,000	Bank of Nova Scotia (The)	1.800	05/09/16	397,945
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	731,165
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.740	12/01/16	689,694
CAD	950,000	Bank of Nova Scotia (The), Series DPNT	2.598	02/27/17	771,651
CAD	450,000	Bank of Nova Scotia (The), Series DPNT	4.100	06/08/17	378,913
CAD	700,000	Bank of Nova Scotia (The), Series DPNT	2.370	01/11/18	569,772
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	738,384
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	428,116
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	919,508
CAD	950,000	Bell Canada	3.350	06/18/19	800,182
CAD	575,000	Bell Canada, MTN	4.400	03/16/18	493,771
CAD	450,000	Bell Canada, MTN	3.250	06/17/20	378,313
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	416,199
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	497,106
CAD	550,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	447,001
CAD	750,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	615,113
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	715,503
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	551,667
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	735,299
CAD	700,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	569,948
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	670,121
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	410,300
CAD	500,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	418,305
CAD	500,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	418,313
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	490,411
CAD	550,000	Rogers Communications, Inc.	5.800	05/26/16	458,843
CAD	800,000	Rogers Communications, Inc.	5.340	03/22/21	743,310
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	578,947
CAD	1,300,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	1,056,189
CAD	1,200,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	975,161
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	827,895
CAD	1,800,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	1,496,799

Schedule of Investments

CAD	1,150,000	Royal Bank of Canada, Series DPNT	2.770%	12/11/18	$952,143
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	587,074
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350	12/09/19	814,930
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	754,021
CAD	1,000,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	811,041
CAD	950,000	Shaw Communications, Inc.	5.650	10/01/19	871,907
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	618,597
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	454,304
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	458,457
CAD	700,000	Toronto-Dominion Bank (The), Series DPNT	2.433	08/15/17	569,772
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	2.171	04/02/18	891,712
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	738,888

					32,656,750

		Denmark— 1.1%
NOK	2,000,000	AP Moeller—Maersk A/S, EMTN	6.250	12/16/16	279,292
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	303,108
GBP	250,000	DONG Energy A/S, EMTN	4.875	01/12/32	469,157
GBP	350,000	DONG Energy A/S, EMTN	5.750	04/09/40	749,929
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	701,941
GBP	150,000	TDC A/S, MTN(b)	5.625	02/23/23	269,556

					2,772,983

		Finland— 0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250	09/06/22	617,969

		France— 19.8%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	452,393
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	240,357
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	4.125	07/20/20	669,446
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	262,656
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	626,429
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	641,878
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	619,739
EUR	300,000	Banque Federative DU Credit Mutuel SA, EMTN	3.000	11/28/23	397,490
EUR	500,000	BNP Paribas SA, EMTN	5.431	09/07/17	634,400
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	357,904
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	673,857
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	529,549
EUR	1,000,000	BNP Paribas SA, EMTN	2.250	01/13/21	1,225,606
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	388,450
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	656,051
EUR	400,000	Bouygues SA	3.641	10/29/19	513,643
EUR	100,000	Bouygues SA	4.250	07/22/20	133,851
EUR	800,000	BPCE SA	4.625	07/18/23	1,076,361
GBP	100,000	BPCE SA	5.250	04/16/29	173,108
EUR	500,000	BPCE SA, EMTN	2.125	03/17/21	608,827
EUR	500,000	BPCE SA, EMTN	4.500	02/10/22	704,527
EUR	400,000	Carrefour SA, EMTN	1.750	05/22/19	475,815
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	660,963
EUR	300,000	Casino Guichard Perrachon SA, EMTN	3.311	01/25/23	385,298
EUR	350,000	Cie de St-Gobain, EMTN	4.750	04/11/17	433,201
EUR	400,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	567,408
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	455,467
EUR	150,000	Credit Agricole SA, EMTN	5.875	06/11/19	204,843
EUR	900,000	Credit Agricole SA, EMTN	3.900	04/19/21	1,174,117
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	641,173
EUR	1,200,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,484,471
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	302,813
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	399,344
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	628,049
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	248,331
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	450,083
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	373,768
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	412,905
EUR	600,000	Electricite de France SA, EMTN	2.750	03/10/23	783,574
EUR	1,000,000	Electricite de France SA, EMTN	4.625	09/11/24	1,492,915
EUR	600,000	Electricite de France SA, EMTN	4.125	03/25/27	882,375
GBP	1,200,000	Electricite de France SA, EMTN	5.875	07/18/31	2,492,789
GBP	1,100,000	Electricite de France SA, EMTN	6.125	06/02/34	2,361,690
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,436,142
GBP	1,000,000	Electricite de France SA, EMTN	5.500	10/17/41	2,079,180
EUR	300,000	GDF Suez, EMTN	1.375	05/19/20	355,592

Schedule of Investments

EUR	250,000	GDF Suez, EMTN	3.000%	02/01/23	$334,912
EUR	1,500,000	GDF Suez, EMTN	2.375	05/19/26	1,932,347
GBP	250,000	GDF Suez, EMTN	5.000	10/01/60	535,674
EUR	300,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	475,433
EUR	300,000	Holding D’infrastructures de Transport SAS	4.875	10/27/21	424,759
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	240,542
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	420,828
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	401,483
EUR	1,050,000	Orange SA, EMTN	3.875	04/09/20	1,385,454
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	201,673
EUR	700,000	Orange SA, EMTN	3.000	06/15/22	914,075
GBP	1,000,000	Orange SA, EMTN	5.625	01/23/34	2,023,054
EUR	400,000	Pernod Ricard SA	5.000	03/15/17	495,529
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	243,980
EUR	100,000	Societe des Autoroutes Paris-Rhin-Rhone, EMTN	5.000	01/12/17	123,031
EUR	150,000	Societe Generale SA, EMTN	3.125	09/21/17	182,103
EUR	1,000,000	Societe Generale SA, EMTN	2.250	01/23/20	1,226,639
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	427,446
EUR	300,000	Societe Nationale DES Chemins de Fer Francais Sncf Epic, EMTN	4.125	02/19/25	451,590
GBP	650,000	Societe Nationale DES Chemins de Fer Francais Sncf Epic, EMTN	5.375	03/18/27	1,294,685
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	498,685
EUR	500,000	Total Capital International SA, EMTN	2.500	03/25/26	643,471
GBP	400,000	Veolia Environnement SA, EMTN	6.125	10/29/37	859,587

					48,505,808

		Germany— 8.8%
GBP	500,000	Allianz Finance II BV, Series 62	4.500	03/13/43	963,572
EUR	250,000	Allianz Finance II BV, EMTN	4.750	07/22/19	338,272
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	405,581
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	374,895
EUR	450,000	BMW Finance NV, EMTN	3.250	01/14/19	565,194
EUR	150,000	Commerzbank AG, EMTN	3.875	03/22/17	181,724
EUR	500,000	Commerzbank AG, EMTN	4.000	09/16/20	662,263
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	530,733
EUR	300,000	Deutsche Bahn Finance BV, EMTN	4.875	03/12/19	403,411
EUR	150,000	Deutsche Bank AG, EMTN	5.125	08/31/17	189,924
EUR	350,000	Deutsche Bank AG, EMTN	5.000	06/24/20	462,410
EUR	1,100,000	Deutsche Bank AG, EMTN	1.250	09/08/21	1,271,257
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	376,742
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	185,477
GBP	350,000	Deutsche Telekom International Finance BV, EMTN	6.500	04/08/22	682,086
EUR	500,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	703,714
EUR	950,000	E.ON International Finance BV, EMTN	5.750	05/07/20	1,352,524
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	653,256
GBP	1,000,000	E.ON International Finance BV, EMTN	5.875	10/30/37	2,139,669
EUR	200,000	Linde AG, EMTN	1.750	09/17/20	243,277
EUR	300,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	404,466
EUR	600,000	RWE Finance BV, EMTN	6.625	01/31/19	843,632
EUR	500,000	RWE Finance BV, EMTN	6.500	08/10/21	770,236
GBP	600,000	RWE Finance BV, EMTN	6.250	06/03/30	1,239,351
GBP	1,000,000	RWE Finance BV, EMTN	4.750	01/31/34	1,810,984
EUR	500,000	Siemens Financieringsmaatschappij NV, EMTN	5.625	06/11/18	666,507
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	365,268
EUR	100,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/28	136,425
GBP	500,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	877,489
EUR	450,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	565,702
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	490,286
EUR	600,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	759,486

					21,615,813

		Hong Kong— 0.5%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., EMTN	2.500	06/06/17	295,724
EUR	300,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	365,276
EUR	400,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	460,381

					1,121,381

		Italy— 7.9%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	310,632
EUR	300,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/24	449,559
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	377,467
EUR	250,000	Atlantia SpA	3.625	11/30/18	314,099
EUR	500,000	Atlantia SpA, EMTN	3.375	09/18/17	609,717
EUR	200,000	Atlantia SpA, EMTN	4.500	02/08/19	260,815

Schedule of Investments

GBP	300,000	Atlantia SpA, EMTN	6.250%	06/09/22	$570,251
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	362,880
EUR	700,000	Enel Finance International NV, EMTN	4.875	04/17/23	1,015,900
GBP	1,200,000	Enel Finance International NV, EMTN	5.625	08/14/24	2,276,333
EUR	200,000	Enel SpA	4.875	02/20/18	255,060
GBP	800,000	Enel SpA, EMTN	5.750	06/22/37	1,604,787
EUR	400,000	Eni SpA	4.125	09/16/19	523,779
EUR	200,000	Eni SpA, EMTN	4.250	02/03/20	265,052
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	198,290
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	399,755
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	418,409
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	278,640
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.125	09/19/16	358,166
EUR	300,000	Intesa Sanpaolo SpA, EMTN	5.000	02/28/17	369,884
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	368,528
EUR	1,200,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	1,462,477
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	521,480
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	341,202
EUR	500,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	631,634
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	124,277
EUR	200,000	Snam SpA, EMTN	5.000	01/18/19	263,984
EUR	800,000	Snam SpA, EMTN	3.500	02/13/20	1,021,104
EUR	400,000	Snam SpA, EMTN	5.250	09/19/22	589,534
EUR	250,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.125	02/17/17	303,816
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	419,492
EUR	300,000	UniCredit SpA, EMTN	4.875	03/07/17	367,039
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	362,556
EUR	700,000	UniCredit SpA, EMTN	3.625	01/24/19	869,159
EUR	300,000	Unione DI Banche Italiane SCpA, EMTN	2.875	02/18/19	362,221

					19,227,978

		Japan— 0.9%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	272,371
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	621,728
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	857,561
EUR	500,000	Toyota Motor Credit Corp., EMTN	1.000	09/10/21	578,884

					2,330,544

		Netherlands— 7.1%
EUR	400,000	ABN AMRO Bank NV, EMTN	3.625	10/06/17	491,502
EUR	200,000	ABN AMRO Bank NV, EMTN	2.125	11/26/20	244,158
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	429,207
EUR	450,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	629,024
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	303,698
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	383,425
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.875	07/25/23	788,762
		BA/Netherlands
GBP	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	09/19/22	1,281,342
		BA/Netherlands, Series 2541
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	01/15/18	382,074
		BA/Netherlands, EMTN
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.500	10/17/18	188,292
		BA/Netherlands, EMTN
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/12/21	1,014,038
		BA/Netherlands, EMTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	06/06/22	720,279
		BA/Netherlands, EMTN
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	09/14/22	860,590
		BA/Netherlands, EMTN
GBP	1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	5.250	09/14/27	1,779,854
		BA/Netherlands, EMTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/14/20	660,926
		BA/Netherlands, GMTN
EUR	1,600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.750	11/09/20	2,034,018
		BA/Netherlands, GMTN
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	01/11/22	413,553
		BA/Netherlands, GMTN
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	304,820
EUR	1,100,000	ING Bank NV, EMTN	1.875	02/27/18	1,295,443
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	637,088
EUR	350,000	ING Groep NV, EMTN	4.750	05/31/17	435,532
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	579,755
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	239,666
EUR	600,000	Shell International Finance BV, EMTN	1.000	04/06/22	689,560

Schedule of Investments

EUR	150,000	Shell International Finance BV, EMTN	2.500%	03/24/26	$194,189
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	413,145

					17,393,940

		Norway— 1.2%
NOK	1,000,000	DNB Bank ASA	4.750	04/06/17	139,354
EUR	250,000	DNB Bank ASA, MTN(b)	4.375	02/24/21	343,492
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	366,018
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	348,673
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	366,124
GBP	550,000	Statoil ASA, EMTN	6.875	03/11/31	1,268,356
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	129,200

					2,961,217

		Spain— 4.2%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	247,278
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	361,286
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	366,194
EUR	200,000	CaixaBank SA, EMTN	2.500	04/18/17	235,577
EUR	500,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	662,898
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	414,188
EUR	200,000	Iberdrola International BV, EMTN	4.250	10/11/18	257,218
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	260,845
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	130,921
EUR	500,000	Repsol International Finance BV, EMTN	2.625	05/28/20	610,015
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	259,901
EUR	200,000	Santander International Debt SAU, EMTN	1.375	03/25/17	230,249
EUR	500,000	Santander International Debt SAU, EMTN	4.000	03/27/17	607,727
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	123,905
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	262,054
EUR	200,000	Telefonica Emisiones SAU, MTN(b)	4.750	02/07/17	245,774
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/19	470,806
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	270,465
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	528,605
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	368,881
GBP	700,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	1,266,487
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	558,550
EUR	1,000,000	Telefonica Emisiones SAU, GMTN	3.661	09/18/17	1,224,905
EUR	300,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	413,532

					10,378,261

		Sweden— 2.6%
SEK	2,000,000	Electrolux AB, EMTN	4.500	06/08/16	254,726
EUR	200,000	Nordea Bank AB, EMTN	4.000	07/11/19	260,712
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	461,588
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	607,954
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	268,179
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	131,337
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	242,759
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	240,557
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250	06/14/18	359,958
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	368,470
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	560,587
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	258,388
EUR	300,000	Vattenfall AB, EMTN	6.250	03/17/21	447,678
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	1,220,884
SEK	3,000,000	Volvo Treasury AB, EMTN	5.000	12/08/16	391,987
EUR	150,000	Volvo Treasury AB, EMTN	5.000	05/31/17	187,151

					6,262,915

		Switzerland— 3.2%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	246,737
EUR	500,000	Credit Suisse AG/London	1.375	01/31/22	580,192
EUR	300,000	Credit Suisse AG/London, EMTN	5.125	09/18/17	380,969
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	282,958
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	399,712
EUR	800,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	932,529
GBP	700,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	1,222,110
NOK	2,600,000	Nestle Holdings, Inc., EMTN	2.500	07/10/17	347,941
EUR	500,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	768,276
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	835,293
CHF	800,000	Swisscom AG	3.250	09/14/18	966,354
EUR	250,000	UBS AG/London, EMTN	6.000	04/18/18	332,740
EUR	500,000	UBS AG/London, EMTN	1.250	09/03/21	582,973

					7,878,784

Schedule of Investments

		United Kingdom— 23.2%
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	1.750%	01/15/18	$292,525
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	2.000	01/14/19	297,151
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	0.875	01/13/20	283,515
GBP	300,000	Abbey National Treasury Services PLC/London, EMTN	3.875	10/15/29	522,112
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	402,509
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	805,716
EUR	1,200,000	Barclays, EMTN	6.000	01/14/21	1,683,003
EUR	300,000	Barclays, EMTN	2.125	02/24/21	365,985
EUR	700,000	Barclays, EMTN	2.250	06/10/24	869,309
GBP	1,200,000	Barclays Bank PLC, EMTN	10.000	05/21/21	2,465,800
GBP	400,000	BAT International Finance PLC, EMTN	7.250	03/12/24	842,689
GBP	700,000	BAT International Finance PLC, EMTN	4.000	09/04/26	1,218,409
GBP	150,000	BAT International Finance PLC, EMTN	6.000	11/24/34	329,865
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	930,497
GBP	400,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	772,256
EUR	150,000	BP Capital Markets PLC, EMTN	3.830	10/06/17	184,810
EUR	500,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	618,976
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	366,135
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	326,706
GBP	600,000	British Telecommunications PLC	5.750	12/07/28	1,182,469
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/37	439,034
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	408,570
GBP	750,000	Centrica PLC, EMTN	6.375	03/10/22	1,437,724
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	352,502
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	873,340
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	472,700
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	415,221
GBP	1,100,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	1,830,115
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,195,297
GBP	800,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,706,678
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	468,842
GBP	700,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	1,401,682
GBP	1,000,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	2,136,413
EUR	450,000	HSBC Bank PLC, EMTN	3.875	10/24/18	576,430
EUR	800,000	HSBC Bank PLC, EMTN	4.000	01/15/21	1,088,453
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	1,110,100
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,212,126
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	339,487
GBP	250,000	HSBC Holdings PLC, EMTN	6.500	05/20/24	505,149
GBP	1,250,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	2,296,630
GBP	600,000	Imperial Tobacco Finance PLC, EMTN	9.000	02/17/22	1,276,223
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	5.500	09/28/26	844,728
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	138,184
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	419,783
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	645,594
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,478,395
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	439,974
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	422,849
EUR	1,200,000	Royal Bank of Scotland Group PLC, EMTN	1.625	06/25/19	1,390,201
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	341,491
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	417,249
GBP	700,000	Royal Bank of Scotland PLC (The), EMTN	7.500	04/29/24	1,494,263
EUR	300,000	Sabmiller Holdings, Inc., EMTN	1.875	01/20/20	359,895
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	671,490
GBP	400,000	Scottish Widows PLC	7.000	06/16/43	812,678
GBP	200,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	333,682
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	579,794
GBP	300,000	Society of Lloyd’s	4.750	10/30/24	487,212
GBP	300,000	SSE PLC, EMTN	8.375	11/20/28	735,835
EUR	600,000	Standard Chartered PLC, EMTN	1.625	11/20/18	701,842
EUR	300,000	Standard Chartered PLC, EMTN	4.125	01/18/19	384,707
EUR	400,000	Standard Chartered PLC, EMTN	1.625	06/13/21	466,837
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	472,908
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	510,480
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series 16	4.000	06/19/25	343,192
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	420,496
GBP	500,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	988,884
GBP	450,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	938,531
GBP	600,000	Transport for London, EMTN	3.875	07/23/42	1,125,315

Schedule of Investments

EUR	300,000	Vodafone Group PLC, EMTN	4.650%	01/20/22	$422,402
GBP	300,000	Wellcome Trust Finance PLC	4.625	07/25/36	616,725

					56,708,769

		Total Corporate Bonds (Cost $251,215,417)			240,487,475

	Number of Shares
		Money Market Fund—0.3%
	656,574	Invesco Premier Portfolio – Institutional Class(c) (Cost $656,574)			656,574

		Total Investments (Cost $251,871,991)(d)— 98.5%			241,144,049
		Other assets less liabilities—1.5%			3,659,722

		Net Assets—100.0%			$244,803,771

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debt Issuance Program

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $1,426,230, which represented 0.58% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $251,877,409. The net unrealized depreciation was $10,733,360 which consisted of aggregate gross unrealized appreciation of $5,960,221 and aggregate gross unrealized depreciation of $16,693,581.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 100.1%
	Aerospace/Defense— 1.8%
$120,000	United Technologies Corp.	5.375%	12/15/17	$134,331

	Agriculture— 1.5%
100,000	Philip Morris International, Inc.	5.650	05/16/18	113,753

	Auto Manufacturers— 3.4%
120,000	Ford Motor Credit Co. LLC	6.625	08/15/17	134,497
120,000	Toyota Motor Credit Corp., MTN (Japan)	3.200	06/17/15	121,283

				255,780

	Banks— 35.5%
120,000	Bank of America Corp., MTN	3.625	03/17/16	123,531
120,000	Bank of America Corp.	6.000	09/01/17	132,704
50,000	Bank of America Corp.	5.750	12/01/17	55,524
180,000	Bank of America Corp.	6.875	11/15/18	211,197
120,000	Bank of Montreal, MTN (Canada)	1.300	07/15/16	121,130
120,000	Bank of New York Mellon Corp. (The), MTN	2.100	08/01/18	122,752
120,000	BB&T Corp.	5.200	12/23/15	124,512
180,000	BNP Paribas SA, Series 0212, MTN (France)	3.250	03/11/15	180,598
120,000	Capital One Financial Corp.	2.450	04/24/19	121,721
120,000	Citigroup, Inc.	1.300	11/15/16	120,242
50,000	Citigroup, Inc.	5.500	02/15/17	53,896
120,000	Citigroup, Inc.	8.500	05/22/19	151,377
180,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	180,574
120,000	Deutsche Bank Financial LLC, MTN (Germany)	5.375	03/02/15	120,367
120,000	Goldman Sachs Group, Inc. (The)	2.900	07/19/18	123,987
120,000	JPMorgan Chase & Co.	6.300	04/23/19	140,847
120,000	Morgan Stanley	5.375	10/15/15	123,780
50,000	PNC Funding Corp.	5.625	02/01/17	54,047
120,000	Royal Bank of Canada, MTN (Canada)	1.150	03/13/15	120,119
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.125	07/02/19	102,414
180,000	Wells Fargo & Co.	5.125	09/15/16	192,066

				2,677,385

	Beverages— 3.6%
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	147,311
120,000	Coca-Cola Co. (The)	1.800	09/01/16	122,425

				269,736

	Biotechnology— 1.4%
100,000	Celgene Corp.	2.250	05/15/19	101,611

	Computers— 5.2%
120,000	Hewlett-Packard Co.	2.350	03/15/15	120,259
120,000	Hewlett-Packard Co.	5.500	03/01/18	133,696
120,000	International Business Machines Corp.	5.700	09/14/17	134,515

				388,470

	Diversified Financial Services— 7.5%
120,000	Air Lease Corp.	5.625	04/01/17	128,400
120,000	American Express Credit Corp., MTN	2.375	03/24/17	123,482
120,000	General Electric Capital Corp., MTN	2.950	05/09/16	123,614
60,000	Jefferies Group LLC	8.500	07/15/19	72,687
120,000	Nomura Holdings, Inc. (Japan)	5.000	03/04/15	120,430

				568,613

	Electric— 1.9%
120,000	Entergy Texas, Inc.	7.125	02/01/19	144,421

Schedule of Investments

	Food— 1.8%
$120,000	Mondelez International, Inc.	6.125%	02/01/18	$135,836

	Insurance— 3.8%
120,000	Aflac, Inc.	8.500	05/15/19	152,172
120,000	Chubb Corp. (The)	5.750	05/15/18	136,833

				289,005

	Machinery-Construction & Mining— 1.6%
120,000	Caterpillar Financial Services Corp., GMTN	2.050	08/01/16	122,535

	Media— 3.5%
120,000	Comcast Corp.	6.300	11/15/17	136,560
120,000	Viacom, Inc.	6.250	04/30/16	127,952

				264,512

	Mining— 3.2%
120,000	Rio Tinto Finance USA Ltd. (United Kingdom)	1.875	11/02/15	120,929
120,000	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	121,028

				241,957

	Oil & Gas— 6.5%
120,000	BP Capital Markets PLC (United Kingdom)	3.200	03/11/16	123,135
120,000	Occidental Petroleum Corp.	4.125	06/01/16	125,345
120,000	Total Capital SA (France)	2.125	08/10/18	122,531
120,000	Transocean, Inc.	5.050	12/15/16	118,552

				489,563

	Pharmaceuticals— 5.1%
120,000	AbbVie, Inc.	1.750	11/06/17	121,016
120,000	McKesson Corp.	2.284	03/15/19	122,262
120,000	Pfizer, Inc.	6.200	03/15/19	142,436

				385,714

	Pipelines— 1.6%
120,000	Energy Transfer Partners LP	5.950	02/01/15	120,000

	Retail— 3.2%
120,000	Costco Wholesale Corp.	1.125	12/15/17	120,371
120,000	CVS Health Corp.	1.200	12/05/16	121,092

				241,463

	Semiconductors— 1.6%
120,000	Intel Corp.	1.950	10/01/16	122,729

	Telecommunications— 6.4%
120,000	AT&T, Inc.	5.500	02/01/18	133,463
120,000	Orange SA (France)	5.375	07/08/19	137,098
89,000	Verizon Communications, Inc.	2.500	09/15/16	91,110
120,000	Verizon Communications, Inc.	2.000	11/01/16	122,013

				483,684

	Total Corporate Bonds (Cost $7,528,313)			7,551,098

Number of Shares
	Money Market Fund—0.9%
70,473	Invesco Premier Portfolio – Institutional Class(a) (Cost $70,473)			70,473

	Total Investments (Cost $7,598,786)(b)— 101.0%			7,621,571
	Other assets less liabilities—(1.0)%			(81,371)

	Net Assets—100.0%			$7,540,200

Schedule of Investments

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $22,785 which consisted of aggregate gross unrealized appreciation of $32,606 and aggregate gross unrealized depreciation of $9,821.

The	valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds— 96.2%
	Ad Valorem Property Tax— 9.5%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,597,815
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	170,535
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM	5.550	11/15/31	3,178,063
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,116,880
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	683,112
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	23,125,600
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,947,680
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,722,450
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	589,760
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,677,165
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,146,230
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,274,880
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,732,775
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC(a)	5.000	07/01/16	533,665
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC(a)	7.125	07/15/16	2,747,950
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	504,440
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	9,207,645
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	993,934
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,196,220
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,792,975
2,000,000	State Center California Community College District Election 2002 Ser. 07A AGM	5.000	08/01/31	2,178,540
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,952,203
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,802,400
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,882,802

				80,755,719

	Auto Parking Revenue— 0.6%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,236,220
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,795,275

				5,031,495

	College Revenue— 4.0%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	5,055,620
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,223,950
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,858,657
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,164,230
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,366,680
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,474,150
3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000	07/01/35	3,566,032
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	279,280
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	7,339,703
4,335,000	University of California Rev. Ser. 07J AGM	4.500	05/15/35	4,426,599

				33,754,901

	Electric Power Revenue— 3.5%
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	4,163,460

Schedule of Investments

$1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000%	10/01/37	$1,289,426
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,570,976
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	978,642
2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000	09/01/39	2,886,775
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	587,750
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,754,778
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,365,864
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,118,110

				29,715,781

	Fuel Sales Tax Revenue— 0.5%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,914,105

	General Fund— 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	529,885

	Health, Hospital, Nursing Home Revenue— 12.4%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	767,832
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,942,875
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	571,455
750,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	813,735
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,093,680
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,443,450
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub- Ser. 05B AMBAC	5.500	04/01/37	2,898,300
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,819,188
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC(a)	5.000	07/01/16	319,755
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,707,281
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,366,270
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,233,000
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,879,116
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,282,410
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,363,460
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,187,100
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,143,910
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,855,125
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,900,325
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	7,132,320
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,173,934
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,208,224
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE(a)	4.750	07/01/16	514,580
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,754,665
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,175,580
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,304,724
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,391,400
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	580,700
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	2,962,800

Schedule of Investments

$1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250%	11/15/35	$1,144,540
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,840,950
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	18,074
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,092,976
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,144,140
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,276,332
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375	07/01/20	1,222,540
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	459,661
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,260,105
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	963,246

				105,209,758

	Highway Tolls Revenue— 10.2%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,875,125
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,530,200
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,583,890
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,842,450
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,577,320
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	18,506,080
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	17,743,500
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,227,440
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,684,630
8,800,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	9,981,136
250,000	South Jersey Transportation Auth. Ref. Ser. 14A	5.000	11/01/39	280,307
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,845,425

				86,677,503

	Hotel Occupancy Tax— 0.7%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,489,373
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,737,195

				6,226,568

	Income Tax Revenue— 2.2%
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub- Ser.14A-1	5.000	08/01/35	2,393,480
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	5,180,805
1,905,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,265,045
7,530,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/35	9,088,484

				18,927,814

	Lease Revenue— 3.2%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,776,405
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	581,085
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	8,116,850
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/39	2,664,450
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	1,179,490
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,374,525
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	560,195
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,683,440

Schedule of Investments

$5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750%	11/15/29	$5,556,000

				27,492,440

	Local Housing Revenue— 0.2%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,412,613

	Miscellaneous Revenue— 6.5%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,621,175
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	4,200,735
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	5,977,450
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,857,850
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,042,280
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,301,129
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	607,953
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/33	1,093,520
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/38	6,069,113
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/42	1,638,780
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	587,500
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,568,650
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,215,040
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,867,146

				54,648,321

	Nuclear Revenue— 0.3%
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,349,780

	Port, Airport & Marina Revenue— 3.7%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,479,160
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,757,010
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	416,528
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,132,120
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,631,190
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	8,007,020
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	681,876
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	7,180,980
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,508,850
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,368,920
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,091,000

				31,254,654

	Recreational Revenue— 0.4%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,631,740

	Sales Tax Revenue— 5.8%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,929,322
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,649,565
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	182,668
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	248,950
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,659,846
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	306,453
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,459,330

Schedule of Investments

$2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000%	08/01/40	$2,483,950
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	29,955,600
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,020,130
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC(a)	5.000	04/01/17	1,095,720

				48,991,534

	Sewer Revenue— 7.2%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	27,319,256
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,776,975
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,196,120
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,548,250
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	562,485
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,738,800
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,318,480
385,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	391,025
35,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	35,548
80,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE	4.750	06/01/35	81,125
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,668,960
3,905,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL RE(a)	5.000	06/01/16	4,153,436
1,095,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL RE	5.000	12/01/36	1,159,539

				60,949,999

	Special Assessment— 0.5%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,554,200

	Student Loan Revenue— 0.3%
2,555,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	2,884,748

	Tax Increment Revenue— 3.7%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	19,525,690
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,207,230
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,648,208
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,767,300

				31,148,428

	Transit Revenue— 6.2%
10,000,000	Metropolitan New York Transportation Auth. Rev. Sub-Ser. 15A-1	5.000	11/15/45	11,730,200
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,479,810
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	15,238,935
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	433,652
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,357,550

				52,240,147

	Water Revenue— 14.5%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,934,690
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,134,850
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,472,509
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,500,807
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	231,784
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,551,090
700,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE(a)	5.000	06/01/15	711,543
300,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE	5.000	06/01/35	305,058
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,526,170
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,233,600
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,791,285

Schedule of Investments

$3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000%	11/15/35	$4,296,888
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,445,979
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	9,358,400
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,178,200
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	23,372,400
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,696,095
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	717,174
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	11,103,448
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,161,170
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	13,089,768
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,617,450
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,850,100
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,303,540
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	1,003,397
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,364,830
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,050,972
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,131,360

				123,134,557

	Total Investments (Cost $745,064,165)(b)(c)— 96.2%			815,436,690
	Other assets less liabilities—3.8%			32,621,248

	Net Assets—100.0%			$848,057,938

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

NATL RE - National Public Finance Guarantee Corp.

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	36.4%
Assured Guaranty Corp.	26.8

(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $70,372,525 which consisted of aggregate gross unrealized appreciation of $70,493,550 and aggregate gross unrealized depreciation of $121,025.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.8%
	Ad Valorem Property Tax— 6.0%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,104,883
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	797,015

				2,901,898

	College Revenue— 11.5%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,067,330
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,926,950
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	558,560

				5,552,840

	Electric Power Revenue— 18.7%
1,000,000	Guam Power Auth. Rev. Ser. 12A(Guam) AGM	5.000	10/01/30	1,176,510
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,640,750
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	193,155

				9,010,415

	Health, Hospital, Nursing Home Revenue— 7.2%
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,777,680
555,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 05B AMBAC(a)	5.000	02/15/15	556,132
45,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	45,092
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,120,710

				3,499,614

	Highway Tolls Revenue— 3.5%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM(a)	5.000	07/01/15	1,020,220
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	661,206

				1,681,426

	Income Tax Revenue— 8.9%
1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	1,381,548
2,000,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,378,000
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	529,170

				4,288,718

	Industrial Revenue— 3.2%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,524,058

	Miscellaneous Revenue— 9.6%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,937,500
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,074,850
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	617,214

				4,629,564

	Port, Airport & Marina Revenue— 4.6%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/33	1,099,750
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/37	1,098,690

				2,198,440

	Recreational Revenue— 5.0%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,421,160

	Sales Tax Revenue— 10.2%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,206,900

Schedule of Investments

$1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125%	08/01/42	$1,440,453
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,260,800

				4,908,153

	Sewer Revenue— 4.5%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,164,540

	Transit Revenue— 4.9%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	650,790
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,716,720

				2,367,510

	Total Investments (Cost $43,561,867)(b)(c)— 97.8%			47,148,336
	Other assets less liabilities—2.2%			1,063,316

	Net Assets—100.0%			$48,211,652

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	26.3%
Berkshire Hathaway Assurance Corp.	16.2
Assured Guaranty Corp.	12.6
National Public Finance Guarantee Corp.	12.5
American Municipal Bond Assurance Corp.	5.7

(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $3,586,469 which consisted of aggregate gross unrealized appreciation of $3,618,543 and aggregate gross unrealized depreciation of $32,074.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 45.5%
539,825	BAC Capital Trust VIII, 6.00%	$13,878,901
388,492	Bank of America Corp., 6.20%, Series D(b)	9,867,697
1,300,263	Bank of America Corp., 6.38%, Series 3(b)	32,961,667
278,500	Bank of America Corp., 6.50%, Series Y(c)	7,048,835
614,821	Bank of America Corp., 6.63%, Series I(b)	16,317,349
898,331	Bank of America Corp., 6.63%, Series W	23,320,673
30,481	Bank of America Corp., 7.25%, Series L	35,937,099
3,771,197	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	99,182,481
1,630,084	BB&T Corp., 5.63%, Series E(b)	41,534,540
215,970	BB&T Corp., 5.85%	5,572,026
1,641,857	Citigroup Capital XIII, 7.88%	43,427,118
1,445,972	Citigroup, Inc., 6.88%, Series K	38,867,727
491,386	Citigroup, Inc., 6.88%, Series L(b)	12,972,590
118,825	City National Corp., 5.50%, Series C(b)	2,937,354
56,298	City National Corp., 6.75%, Series D(b)	1,608,997
95,803	Commerce Bancshares, Inc., 6.00%, Series B(b)	2,450,641
1,446,771	Countrywide Capital V, 7.00%	37,051,805
106,945	Cullen/Frost Bankers, Inc., 5.38%	2,623,361
329,603	Fifth Third Bancorp, 6.63%, Series I	9,087,155
63,393	First Horizon National Corp., 6.20%, Series A	1,570,879
244,843	First Niagara Financial Group, Inc., 8.63%, Series B	6,738,079
141,034	First Republic Bank, 5.50%(b)	3,490,591
127,646	First Republic Bank, 6.20%, Series B	3,275,396
210,043	First Republic Bank, 6.70%, Series A	5,545,135
113,331	First Republic Bank, 7.00%	3,147,202
53,530	FirstMerit Corp., 5.88%, Series A	1,298,638
2,785,054	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	74,806,550
2,548,757	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	68,051,812
11,055	ING Groep NV, 6.20% (Netherlands)	280,686
234,382	ING Groep NV, 6.38% (Netherlands)(b)	6,018,930
1,845,754	ING Groep NV, 7.38% (Netherlands)	47,620,453
813,465	JPMorgan Chase & Co., 5.45%, Series P(b)	19,929,892
562,732	JPMorgan Chase & Co., 5.50%, Series O(b)	13,848,835
488,345	JPMorgan Chase & Co., 6.30%, Series W(b)	12,613,951
555,011	JPMorgan Chase & Co., 6.70%, Series T	14,791,043
1,224,081	JPMorgan Chase Capital XXIX, 6.70%	31,201,825
632,088	Lloyds Banking Group PLC, 7.75% (United Kingdom)	16,396,363
1,286,943	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	35,944,318
491,546	RBS Capital Funding Trust VII, 6.08%, Series G (Netherlands)	12,042,877
373,067	Regions Financial Corp., 6.38%, Series A(b)	9,460,979
348,003	Regions Financial Corp., 6.38%, Series B	8,759,235
1,091,292	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	26,081,879
967,694	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	24,221,381
528,947	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	13,176,070
958,617	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	24,233,838

970,961	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	$24,468,217
922,898	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,580,044
85,200	Santander Finance Preferred SAU, 6.50% (Spain)	2,231,388
329,358	SunTrust Banks, Inc., 5.88%, Series E	8,240,537
76,551	TCF Financial Corp., 6.45%, Series B	1,919,899
98,691	TCF Financial Corp., 7.50%(b)	2,659,722
180,866	Texas Capital Bancshares, Inc., 6.50%, Series A	4,454,730
1,400,810	U.S. Bancorp, 6.00%, Series G(b)	38,046,000
400,172	U.S. Bancorp, 6.50%, Series F	11,837,088
80,576	Webster Financial Corp., 6.40%, Series E	2,003,119
372,352	Wells Fargo & Co., 5.13%, Series O(b)	8,984,854
368,489	Wells Fargo & Co., 5.20%(b)	9,009,556
1,021,637	Wells Fargo & Co., 5.85%	26,358,235
473,833	Wells Fargo & Co., 6.00%, Series T	12,352,826
206,054	Wells Fargo & Co., 6.63%	5,730,362
2,446,903	Wells Fargo & Co., 8.00%, Series J	71,792,134
151,025	Wells Fargo Real Estate Investment Corp., 6.38%, Series A(b)(c)	3,944,773
230,719	Zions Bancorp, 5.75%, Series H	5,754,132
108,897	Zions Bancorp, 7.90%, Series F(b)	3,060,006

		1,187,622,475

	Capital Markets - 17.2%
240,605	Affiliated Managers Group, Inc., 6.38%	6,339,942
218,608	Apollo Investment Corp., 6.88%	5,624,784
507,021	Ares Capital Corp., 7.00%	12,751,578
419,104	Bank of New York Mellon Corp. (The), 5.20%	10,205,182
68,909	BGC Partners, Inc., 8.13%	1,864,677
349,931	Charles Schwab Corp. (The), 6.00%, Series B(b)	9,385,149
1,030,165	Deutsche Bank Capital Funding Trust IX, 6.63% (Germany)	26,145,588
556,202	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	15,573,656
2,312,371	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(b)	66,133,811
862,159	Goldman Sachs Group, Inc. (The), 5.50%, Series J	21,459,137
627,362	Goldman Sachs Group, Inc. (The), 5.95%(b)	15,834,617
737,113	Goldman Sachs Group, Inc. (The), 6.13%(b)	18,914,320
463,545	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	11,764,772
544,079	Goldman Sachs Group, Inc. (The), 6.38%, Series K	14,331,041
383,834	Goldman Sachs Group, Inc. (The), 6.50%(b)	10,259,883
306,472	KKR Financial Holdings LLC, 7.38%, Series A	8,210,385
241,695	KKR Financial Holdings LLC, 8.38%	6,810,965
1,028,138	Morgan Stanley, 6.38%, Series I	26,639,056
312,173	Morgan Stanley, 6.63%, Series G	8,125,863
623,134	Morgan Stanley, 6.88%	16,774,767
873,410	Morgan Stanley, 7.13%, Series E	24,411,809
2,450,727	Morgan Stanley Capital Trust VII, 6.60%	62,934,669
272,665	Northern Trust Corp., 5.85%, Series C	6,974,771
249,202	Raymond James Financial, Inc., 6.90%	6,838,103
72,301	Solar Capital Ltd., 6.75%(b)	1,778,605
370,740	State Street Corp., 5.25%, Series C(b)	9,023,812
501,456	State Street Corp., 5.90%, Series D	13,253,482
445,977	State Street Corp., 6.00%	11,474,988

		449,839,412

	Chemicals - 0.1%
32,685	E.I. du Pont de Nemours & Co., 4.50%, Series B	3,366,555

	Commercial Services & Supplies - 0.7%
289,140	NuStar Logistics LP, 7.63%	7,532,097
65,749	Pitney Bowes, Inc., 5.25%	1,709,474

Schedule of Investments(a)

311,942	Pitney Bowes, Inc., 6.70%(b)	$8,469,225

		17,710,796

	Consumer Finance - 4.5%
484,436	Ally Financial, Inc., 8.50%, Series A	12,779,422
647,199	Capital One Financial Corp., 6.00%, Series B(b)	16,302,943
331,984	Capital One Financial Corp., 6.25%, Series C	8,485,511
290,528	Capital One Financial Corp., 6.70%, Series D	7,678,655
408,685	Discover Financial Services, 6.50%, Series B(b)	10,760,676
2,068,571	GMAC Capital Trust I, 8.13%, Series 2	54,403,417
267,752	Navient Corp., 6.00%	6,160,974

		116,571,598

	Diversified Financial Services - 1.5%
647,839	General Electric Capital Corp., 4.70%(b)	15,956,275
906,080	General Electric Capital Corp., 4.88%(b)	22,799,911

		38,756,186

	Diversified Telecommunication - 2.8%
747,800	Qwest Corp., 6.13%(b)	18,336,056
307,130	Qwest Corp., 6.88%	8,092,875
309,546	Qwest Corp., 7.00%(b)	8,094,628
259,668	Qwest Corp., 7.00%(b)	6,808,495
451,898	Qwest Corp., 7.38%	12,070,196
321,428	Qwest Corp., 7.50%	8,681,770
362,523	Verizon Communications, Inc., 5.90%	9,628,611

		71,712,631

	Electric Utilities - 4.3%
160,596	Alabama Power Co., 6.45%	4,408,360
169,247	BGE Capital Trust II, 6.20%	4,278,564
365,627	Duke Energy Corp., 5.13%(b)	9,082,175
34,986	Entergy Arkansas, Inc., 4.90%	836,515
231,171	Entergy Arkansas, Inc., 5.75%(b)	5,931,848
186,813	Entergy Louisiana LLC, 5.25%	4,713,292
175,832	Entergy Mississippi, Inc., 6.00%	4,592,732
336,995	Entergy Texas, Inc., 5.63%	8,913,518
146,878	Interstate Power & Light Co., 5.10%, Series D	3,752,733
566,454	NextEra Energy Capital Holdings, Inc., 5.00%(b)	13,277,682
436,908	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	10,625,603
210,851	NextEra Energy Capital Holdings, Inc., 5.63%, Series H(b)	5,342,964
260,097	NextEra Energy Capital Holdings, Inc., 5.70%, Series G(b)	6,723,507
321,721	PPL Capital Funding, Inc., 5.90%, Series B(b)	8,203,886
692,338	SCE Trust I, 5.63%(b)	17,557,692
126,777	SCE Trust III, 5.75%	3,469,886

		111,710,957

	Insurance - 12.0%
1,095,534	Aegon NV, 6.38% (Netherlands)	28,188,090
471,980	Aegon NV, 8.00% (Netherlands)	13,290,957
378,694	Aflac, Inc., 5.50%(b)	9,577,171
350,920	Allstate Corp. (The), 5.10%	9,057,245
234,390	Allstate Corp. (The), 5.63%(b)	5,939,443
130,294	Allstate Corp. (The), 6.25%, Series F(b)	3,485,364
620,871	Allstate Corp. (The), 6.63%, Series E(b)	16,955,987
268,737	Allstate Corp. (The), 6.75%, Series C	7,441,328
215,998	American Financial Group, Inc., 6.25%	5,561,949
240,563	American Financial Group, Inc., 6.38%(b)	6,487,984
241,522	Arch Capital Group Ltd., 6.75%, Series C	6,653,931
93,147	Argo Group US, Inc., 6.50%	2,342,647
172,599	Aspen Insurance Holdings Ltd., 5.95%	4,354,673
224,053	Aspen Insurance Holdings Ltd., 7.25%	5,885,872
298,251	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	7,509,960
295,769	Aviva PLC, 8.25% (United Kingdom)	8,370,263

150,167	Axis Capital Holdings Ltd., 5.50%, Series D	$3,698,613
320,196	Axis Capital Holdings Ltd., 6.88%, Series C	8,709,331
118,423	Endurance Specialty Holdings Ltd., 7.50%, Series B	3,151,236
183,916	Endurance Specialty Holdings Ltd., 7.75%, Series A	4,818,599
119,535	Hanover Insurance Group, Inc. (The), 6.35%	3,011,087
425,633	Hartford Financial Services Group, Inc. (The), 7.88%	12,977,550
110,538	Kemper Corp., 7.38%	2,927,046
264,601	Maiden Holdings Ltd., 8.25%, Series A	6,966,944
123,871	Maiden Holdings North America Ltd., 7.75%	3,360,620
1,047,885	MetLife, Inc., 6.50%, Series B(b)	27,339,320
101,599	Montpelier Re Holdings Ltd., 8.88%, Series A (Bermuda)	2,717,773
306,337	PartnerRe Ltd., 5.88%, Series F	7,728,883
265,932	PartnerRe Ltd., 7.25%, Series E	7,228,032
207,691	Principal Financial Group, Inc., 6.52%, Series B	5,310,659
404,094	Protective Life Corp., 6.25%	10,579,181
526,960	Prudential Financial, Inc., 5.70%(b)	13,569,220
390,153	Prudential Financial, Inc., 5.75%(b)	9,999,621
383,786	Prudential PLC, 6.50% (United Kingdom)	10,139,626
284,117	Reinsurance Group of America, Inc., 6.20%(b)	8,228,028
288,730	RenaissanceRe Holdings Ltd., 5.38%, Series E	7,053,674
136,824	Selective Insurance Group, Inc., 5.88%	3,453,438
72,312	Torchmark Corp., 5.88%	1,829,494
258,524	WR Berkley Corp., 5.63%(b)	6,403,639

		312,304,478

	Machinery - 0.5%
536,082	Stanley Black & Decker, Inc., 5.75%	13,734,421

	Media - 0.2%
204,208	Comcast Corp., 5.00%	5,186,883

	Multi-Utilities - 0.9%
359,287	DTE Energy Co., 6.50%	9,679,192
295,428	Integrys Energy Group, Inc., 6.00%	8,082,910
84,855	Pacific Gas & Electric Co., 6.00%, Series A(b)	2,632,202
123,113	SCANA Corp., 7.70%	3,080,287

		23,474,591

	Real Estate Investment Trusts - 8.6%
80,542	Alexandria Real Estate Equities, Inc., 6.45%, Series E	2,108,590
136,086	Boston Properties, Inc., 5.25%	3,396,707
252,952	DDR Corp., 6.50%, Series J(b)	6,766,466
216,829	Digital Realty Trust, Inc., 5.88%, Series G(b)	5,262,440
310,294	Digital Realty Trust, Inc., 6.63%, Series F	8,039,718
259,339	Digital Realty Trust, Inc., 7.38%, Series H	7,059,208
88,121	EPR Properties, 6.63%, Series F	2,288,502
297,673	Equity Commonwealth, 5.75%(b)	7,150,105
206,441	Health Care REIT, Inc., 6.50%, Series J(b)	5,538,812
206,380	Hospitality Properties Trust, 7.13%, Series D	5,549,558
66,169	Kilroy Realty Corp., 6.38%, Series H(b)	1,760,095
59,368	Kilroy Realty Corp., 6.88%, Series G(b)	1,647,462
689,713	Kimco Realty Corp., 6.00%, Series I	17,904,949
233,099	National Retail Properties, Inc., 5.70%, Series E	5,776,193
189,186	National Retail Properties, Inc., 6.63%, Series D	4,992,619
139,600	PS Business Parks, Inc., 5.70%	3,471,852
296,098	PS Business Parks, Inc., 6.00%, Series T(b)	7,541,616
206,385	PS Business Parks, Inc., 6.45%, Series S	5,444,436

Schedule of Investments(a)

179,681	Public Storage, 5.20%, Series W(b)	$4,394,997
60,354	Public Storage, 5.88%, Series A(c)	1,551,701
151,907	Public Storage, 6.00%, Series Z	3,923,758
362,344	Public Storage, 6.35%, Series R(b)	9,623,857
234,357	Public Storage, 6.38%, Series Y	6,287,798
1,697,437	Public Storage, 6.50%, Series Q	45,983,568
226,364	Realty Income Corp., 6.63%, Series F	6,055,237
171,992	Regency Centers Corp., 6.63%, Series 6	4,475,232
265,563	Senior Housing Properties Trust, 5.63%	6,639,075
174,542	SL Green Realty Corp., 6.50%, Series I	4,581,728
191,429	Ventas Realty LP/Ventas Capital Corp., 5.45%	4,891,011
84,464	Vornado Realty Trust, 5.40%, Series L	2,072,747
279,632	Vornado Realty Trust, 5.70%, Series K(b)	7,063,504
390,447	Vornado Realty Trust, 6.63%, Series I	10,014,966
67,277	Vornado Realty Trust, 6.88%, Series J	1,824,552
163,491	WP Glimcher, Inc., 6.88%, Series I(b)(c)	4,301,448

		225,384,507

	Thrifts & Mortgage Finance - 0.1%
98,767	Astoria Financial Corp., 6.50%, Series C	2,479,052

	Wireless Telecommunication Services - 1.0%
214,507	Telephone & Data Systems, Inc., 5.88%	5,049,495
402,423	Telephone & Data Systems, Inc., 6.63%	10,149,108
190,228	U.S. Cellular Corp., 7.25%	4,791,843
259,734	United States Cellular Corp., 6.95%	6,532,310

		26,522,756

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,522,481,495)	2,606,377,298

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
86,075,000	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $86,075,000)	86,075,000

	Total Investments (Cost $2,608,556,495)(f)-103.2%	2,692,452,298
	Other assets less liabilities-(3.2)%	(82,917,835)

	Net Assets-100.0%	$2,609,534,463

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$83,680,820	$(83,680,820)	$–

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,611,336,390. The net unrealized appreciation was $81,115,908 which consisted of aggregate gross unrealized appreciation of $92,453,666 and aggregate gross unrealized depreciation of $11,337,758.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a)— 60.8%
	Banks— 31.4%
25,185	Bank of America Corp., 3.00%, Series H	$464,411
17,691	Bank of America Corp., 4.00%, Series 4	367,265
34,980	Bank of America Corp., 4.00%, Series 5	704,147
26,352	Bank of America Corp., 4.00%, Series E	530,729
182,233	Citigroup Capital XIII, 7.88%	4,820,063
121,332	Citigroup, Inc., 6.88%, Series K	3,261,404
77,214	Citigroup, Inc., 7.13%, Series J	2,092,499
8,463	City National Corp., 6.75%, Series D	241,872
38,484	Fifth Third Bancorp, 6.63%, Series I	1,061,004
29,879	First Niagara Financial Group, Inc., 8.63%, Series B	822,270
9,380	FNB Corp., 7.25%	253,729
44,463	HSBC USA, Inc., 3.50%, Series F	994,193
32,103	HSBC USA, Inc., 4.00%, Series G	738,690
12,644	HSBC USA, Inc., 4.50%, Series D	323,560
86,706	Merrill Lynch Capital Trust I, 6.45%, Series K	2,203,199
78,472	Merrill Lynch Capital Trust II, 6.45%	1,993,189
60,645	Merrill Lynch Capital Trust III, 7.38%	1,588,293
128,635	PNC Financial Services Group, Inc. (The), 6.13%, Series P	3,592,776
42,886	Regions Financial Corp., 6.38%, Series B	1,079,441
17,742	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	377,195
14,580	SunTrust Banks, Inc., 4.00%	326,592
11,011	Synovus Financial Corp., 7.88%, Series C	304,895
69,035	U.S. Bancorp, 3.50%, Series B	1,522,222
73,637	U.S. Bancorp, 6.00%, Series G	1,999,981
74,356	U.S. Bancorp, 6.50%, Series F	2,199,450
140,262	Wells Fargo & Co., 5.85%	3,618,760
69,334	Wells Fargo & Co., 6.63%	1,928,179
14,528	Zions Bancorp, 6.30%, Series G	379,907

		39,789,915

	Capital Markets— 13.7%
61,958	Goldman Sachs Group, Inc. (The), 3.75%, Series A	1,186,496
16,825	Goldman Sachs Group, Inc. (The), 4.00%, Series C	337,678
110,043	Goldman Sachs Group, Inc. (The), 4.00%, Series D	2,200,860
82,703	Goldman Sachs Group, Inc. (The), 5.50%, Series J	2,058,478
58,122	Goldman Sachs Group, Inc. (The), 6.38%, Series K	1,530,933
90,986	Morgan Stanley, 4.00%, Series A	1,853,385
82,634	Morgan Stanley, 6.38%, Series I	2,141,047
70,393	Morgan Stanley, 6.88%	1,894,979
71,414	Morgan Stanley, 7.13%, Series E	1,996,021
64,274	State Street Corp., 5.90%, Series D	1,698,762
25,840	UBS Preferred Funding Trust IV, 0.87%, Series D (Switzerland)	490,185

		17,388,824

	Commercial Services & Supplies— 0.7%
34,599	NuStar Logistics LP, 7.63%	901,304

	Consumer Finance— 6.2%
83,179	Ally Financial, Inc., 8.50%, Series A	2,194,262
216,392	GMAC Capital Trust I, 8.13%, Series 2	5,691,109

		7,885,371

	Electric Utilities— 0.5%
23,558	SCE Trust III, 5.75%	644,782

	Food Products— 1.6%
42,300	CHS, Inc., 6.75%	1,066,383
35,936	CHS, Inc., 7.10%, Series 2	939,726

		2,006,109

	Insurance— 5.4%
21,117	Aegon NV, 4.00%, Series 1 (Netherlands)	507,230
400	Aegon NV, 4.00%, Series 1 (Netherlands)	9,608
42,986	Allstate Corp. (The), 5.10%	1,109,469
22,746	Aspen Insurance Holdings Ltd., 5.95%	573,882
450	Aspen Insurance Holdings Ltd., 5.95%	11,353

Schedule of Investments

11,266	Aspen Insurance Holdings Ltd., 7.40%			$298,211
51,540	Hartford Financial Services Group, Inc. (The), 7.88%			1,571,455
51,540	MetLife, Inc., 4.00%, Series A			1,223,044
21,517	Principal Financial Group, Inc., 6.52%, Series B			550,190
34,395	Reinsurance Group of America, Inc., 6.20%			996,079

				6,850,521

	Multi-Utilities— 0.8%
34,253	Integrys Energy Group, Inc., 6.00%			937,162

	Oil, Gas & Consumable Fuels— 0.3%
15,290	Legacy Reserves LP, 8.00%, Series B			310,846

	Real Estate Investment Trusts— 0.2%
10,092	Resource Capital Corp., 8.63%			232,116

	Total Preferred Stocks and Other Equity Interests (Cost $76,854,728)			76,946,950

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds— 38.7%
	Banks— 12.2%
$945,000	BAC Capital Trust XIV, Series G(b)	4.000%	09/29/49	750,094
3,495,000	Goldman Sachs Capital II(b)	4.000	12/29/49	2,726,100
1,680,000	JPMorgan Chase Capital XXI, Series U(b)	1.200	02/02/37	1,369,200
1,360,000	JPMorgan Chase Capital XXIII(b)	1.232	05/15/47	1,077,800
940,000	Mellon Capital IV, Series 1(b)	4.000	06/29/49	789,600
1,660,000	State Street Capital Trust IV(b)	1.241	06/15/37	1,365,350
2,165,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)(b)	6.243	05/29/49	2,257,012
5,176,000	Wachovia Capital Trust III	5.570	03/29/49	5,111,300

				15,446,456

	Diversified Financial Services— 6.4%
1,590,000	American Express Co.	6.800	09/01/66	1,681,425
1,670,000	GE Capital Trust I	6.375	11/15/67	1,811,950
3,550,000	General Electric Capital Corp., GMTN	6.375	11/15/67	3,851,750
970,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	751,750

				8,096,875

	Electric— 1.4%
720,000	NextEra Energy Capital Holdings, Inc.(b)	6.350	10/01/66	722,361
1,030,000	Wisconsin Energy Corp.	6.250	05/15/67	1,036,438

				1,758,799

	Hand/Machine Tools— 0.7%
760,000	Stanley Black & Decker, Inc.	5.750	12/15/53	841,700

	Insurance— 14.1%
1,690,000	Allstate Corp. (The)	5.750	08/15/53	1,812,525
300,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	262,500
2,165,000	Chubb Corp. (The)	6.375	03/29/67	2,338,200
500,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	516,250
1,200,000	Genworth Holdings, Inc.	6.150	11/15/66	747,000
1,030,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	1,169,050
1,475,000	Lincoln National Corp.	7.000	05/17/66	1,484,219
1,065,000	Lincoln National Corp.	6.050	04/20/67	1,070,325
1,015,000	Prudential Financial, Inc.	8.875	06/15/38	1,192,625
1,695,000	Prudential Financial, Inc.	5.875	09/15/42	1,809,412
2,560,000	Prudential Financial, Inc.	5.625	06/15/43	2,694,400
610,000	Reinsurance Group of America, Inc.	6.750	12/15/65	618,388
510,000	StanCorp Financial Group, Inc.	6.900	06/01/67	529,763
1,565,000	Voya Financial, Inc.	5.650	05/15/53	1,582,606

				17,827,263

	Pipelines— 3.9%
1,050,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	1,113,000
1,590,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	1,737,075
2,165,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	2,083,013

				4,933,088

Schedule of Investments

	Total Corporate Bonds (Cost $49,601,841)	$48,904,181

Number of Shares
	Money Market Fund—1.4%
1,818,469	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,818,469)	1,818,469

	Total Investments (Cost $128,275,038)(d)— 100.9%	127,669,600
	Other assets less liabilities—(0.9)%	(1,095,428)

	Net Assets—100.0%	$126,574,172

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at January 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $128,309,817. The net unrealized depreciation was $640,217 which consisted of aggregate gross unrealized appreciation of $787,016 and aggregate gross unrealized depreciation of $1,427,233.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) - 96.6%
	Ad Valorem Property Tax — 8.5%
$3,000,000	City of New York (Remarketed) Sub-Ser. 94-B9 (LOC - JP Morgan Chase Bank N.A.)(c)	0.020%	08/15/23	$3,000,000
200,000	City of New York (Remarketed) Sub-Ser. 96-J3 (LOC - JP Morgan Chase Bank N.A.)(c)	0.020	02/15/16	200,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
400,000	Shelby County Tennessee Ser. 06C	0.040	12/01/31	400,000

				8,600,000

	College Revenue — 17.9%
4,000,000	New Hampshire State Health & Education Facilities Auth. Rev. (Dartmouth College Issue) Ser. 02	0.030	06/01/32	4,000,000
2,800,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC - Citizens Bank of Rhode Island)(c)	0.150	04/01/35	2,800,000
6,500,000	University of Michigan Ser. 02	0.030	04/01/32	6,500,000
4,800,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A	0.030	02/01/32	4,800,000

				18,100,000

	Electric Power Revenue — 15.0%
8,130,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC - Bank of America N.A.)(c)	0.020	06/01/26	8,130,000
7,000,000	Southern California Public Power Auth. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.020	07/01/23	7,000,000

				15,130,000

	Health, Hospital, Nursing Home Revenue — 9.9%
5,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC - Bank of America N.A.)(c)	0.020	08/01/24	5,000,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC - Wells Fargo Bank N.A.)(c)	0.030	07/01/34	5,000,000

				10,000,000

	Highway Tolls Revenue — 9.9%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC - Sumitomo Mitsui Banking)(c)	0.010	04/01/47	3,825,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.220	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.220	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.260	04/01/26	3,000,000

				10,025,000

	Industrial Revenue — 6.6%
5,000,000	Emery County Utah Poll Control Rev. Var. Ref. Pacificorp Project Ser. 91 (LOC - JP Morgan Chase Bank N.A.)(c)	0.030	07/01/15	5,000,000
1,700,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07 (LOC - Regions Bank)(c)	0.400	12/01/37	1,700,000

				6,700,000

	Lease Revenue — 4.5%
4,600,000	Orange County Florida School Board COP Ser. 08C (LOC - Bank of America N.A.)(c)	0.030	08/01/25	4,600,000

	Miscellaneous Revenue — 5.4%
200,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86 (LOC - Bayerische Landesbank)(c)	0.060	08/01/16	200,000
2,585,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC - Bank of America N.A.)(c)	0.050	06/01/29	2,585,000
700,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC - Bank of America N.A.)(c)	0.050	03/01/25	700,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC - Wells Fargo Bank N.A.)(c)	0.020	01/01/30	2,000,000

				5,485,000

	Miscellaneous Taxes — 4.0%
4,000,000	Jacksonville Florida Transit Rev. Ser. 08A	0.040	10/01/32	4,000,000

Schedule of Investments

	Multiple Utility Revenue — 8.5%
$8,560,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.230%	11/01/36	$8,560,000

	Sales Tax Revenue — 4.5%
4,535,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.110	07/01/27	4,535,000

	Water Revenue — 1.9%
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.010	07/01/37	1,900,000

	Total Investments (Cost $97,635,000)(d)(e)— 96.6%			97,635,000
	Other assets less liabilities—3.4%			3,432,788

	Net Assets—100.0%			$101,067,788

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

LOC - Letter of Credit

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2015.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	15.6%

(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the three-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 15.1%
140,749	1-800-FLOWERS.COM, Inc., Class A(b)	$1,110,510
35,343	ANN INC.(b)	1,169,853
16,708	Asbury Automotive Group, Inc.(b)	1,239,901
39,272	Brown Shoe Co., Inc.	1,114,932
6,374	Buffalo Wild Wings, Inc.(b)	1,136,612
180,031	Career Education Corp.(b)	1,004,573
23,665	Cheesecake Factory, Inc. (The)	1,242,649
18,637	Core-Mark Holding Co., Inc.	1,242,715
9,602	Cracker Barrel Old Country Store, Inc.	1,291,565
5,625	Daily Journal Corp.(b)	1,060,312
114,461	Denny’s Corp.(b)	1,245,336
11,150	DineEquity, Inc.	1,190,263
29,969	Dorman Products, Inc.(b)	1,370,482
20,732	Fiesta Restaurant Group, Inc.(b)	1,224,639
12,145	G-III Apparel Group Ltd.(b)	1,180,494
14,684	Jack in the Box, Inc.	1,245,056
64,447	Krispy Kreme Doughnuts, Inc.(b)	1,254,783
31,617	Liberty Tax, Inc., Class A(b)(c)	1,138,212
14,227	Loral Space & Communications, Inc.(b)	1,023,064
50,791	M/I Homes, Inc.(b)	1,048,326
15,837	Marriott Vacations Worldwide Corp.	1,211,531
20,538	Monro Muffler Brake, Inc.	1,173,541
15,018	Nathan’s Famous, Inc.(b)	1,208,048
209,004	Nautilus, Inc.(b)	2,976,217
45,592	Nexstar Broadcasting Group, Inc.	2,274,813
23,591	Papa John’s International, Inc.	1,497,085
26,028	Popeyes Louisiana Kitchen, Inc.(b)	1,494,528
88,087	Reading International, Inc., Class A(b)	1,064,972
15,482	Red Robin Gourmet Burgers, Inc.(b)	1,199,855
15,495	Rentrak Corp.(b)	1,192,030
11,709	Restoration Hardware Holdings, Inc.(b)	1,024,889
43,412	Sonic Corp.	1,314,081
34,608	Texas Roadhouse, Inc.	1,162,483
67,359	Tuesday Morning Corp.(b)	1,192,254
19,161	Universal Electronics, Inc.(b)	1,221,322

		44,741,926

	Consumer Staples - 3.0%
6,169	Boston Beer Co., Inc. (The), Class A(b)	1,940,274
24,551	Casey’s General Stores, Inc.	2,241,506
30,015	John B. Sanfilippo & Son, Inc.	1,094,647
31,425	Pantry, Inc. (The)(b)	1,159,582
126,571	SUPERVALU, Inc.(b)	1,232,802
10,942	USANA Health Sciences, Inc.(b)	1,072,754

		8,741,565

	Financials - 17.6%
40,026	American Equity Investment Life Holding Co.	1,021,063
58,039	Bank of the Ozarks, Inc.	1,882,205
75,829	CNO Financial Group, Inc.	1,176,866
15,051	Credit Acceptance Corp.(b)	2,372,640
70,124	CubeSmart REIT	1,727,855
31,961	Eagle Bancorp, Inc.(b)	1,093,066
75,191	FBL Financial Group, Inc., Class A	3,924,218

107,913	FelCor Lodging Trust, Inc. REIT	$1,080,209
25,815	First Business Financial Services, Inc.	1,129,923
41,453	First Financial Bankshares, Inc.	1,023,889
49,984	First Merchants Corp.	1,091,651
163,797	Gramercy Property Trust, Inc. REIT	1,133,475
30,211	Great Southern Bancorp, Inc.	1,091,221
52,583	Hanmi Financial Corp.	1,044,298
35,006	Horace Mann Educators Corp.	1,066,633
60,560	LendingTree, Inc.(b)	2,493,861
58,237	MainSource Financial Group, Inc.	1,118,150
50,638	MarketAxess Holdings, Inc.	3,846,969
373,801	MGIC Investment Corp.(b)	3,184,784
24,923	Nelnet, Inc., Class A	1,090,132
66,680	Pacific Premier Bancorp, Inc.(b)	990,865
29,302	Pinnacle Financial Partners, Inc.	1,053,114
42,965	Preferred Bank	1,121,816
33,955	PrivateBancorp, Inc.	1,030,195
116,175	Radian Group, Inc.	1,830,918
36,802	ServisFirst Bancshares, Inc.	1,118,781
31,831	Stewart Information Services Corp.	1,139,550
180,961	Strategic Hotels & Resorts, Inc. REIT(b)	2,428,497
17,738	Sun Communities, Inc. REIT	1,201,395
55,863	United Insurance Holdings Corp.	1,364,733
68,082	Universal Insurance Holdings, Inc.	1,581,545
114,342	Waterstone Financial, Inc.	1,449,857
42,331	Western Alliance Bancorp(b)	1,088,330
59,452	Yadkin Financial Corp.(b)	1,133,155

		52,125,859

	Health Care - 24.8%
30,741	Abiomed, Inc.(b)	1,590,539
27,834	Acadia Healthcare Co., Inc.(b)	1,607,414
179,234	Achillion Pharmaceuticals, Inc.(b)	2,661,625
117,001	Affymetrix, Inc.(b)(c)	1,291,691
10,177	Agios Pharmaceuticals, Inc.(b)(c)	1,179,718
39,746	Alder Biopharmaceuticals, Inc.(b)	1,076,322
25,558	AMAG Pharmaceuticals, Inc.(b)	1,129,408
33,783	Anacor Pharmaceuticals, Inc.(b)	1,270,241
158,209	Ariad Pharmaceuticals, Inc.(b)(c)	1,020,448
58,653	AtriCure, Inc.(b)	1,163,676
22,037	Auspex Pharmaceuticals, Inc.(b)	1,354,174
16,126	Bluebird Bio, Inc.(b)	1,498,267
51,620	Cambrex Corp.(b)	1,157,837
64,971	Cantel Medical Corp.	2,635,873
52,962	Cempra, Inc.(b)	1,469,166
27,797	Chimerix, Inc.(b)	1,114,938
69,605	Depomed, Inc.(b)	1,271,683
29,414	DexCom, Inc.(b)	1,758,369
73,718	Dyax Corp.(b)	1,113,879
24,219	Enanta Pharmaceuticals, Inc.(b)(c)	1,052,073
30,478	Esperion Therapeutics, Inc.(b)	1,398,940
188,207	Exact Sciences Corp.(b)(c)	5,121,112
30,666	ExamWorks Group, Inc.(b)	1,133,415
43,596	Five Prime Therapeutics, Inc.(b)	1,147,011
24,234	Insulet Corp.(b)	712,237
17,360	Isis Pharmaceuticals, Inc.(b)	1,189,334
26,337	Medidata Solutions, Inc.(b)	1,132,228
148,257	Merrimack Pharmaceuticals, Inc.(b)(c)	1,398,064
95,546	Mimedx Group, Inc.(b)(c)	779,178
31,749	Natus Medical, Inc.(b)	1,193,762
65,446	Neogen Corp.(b)	3,017,061
46,133	Neurocrine Biosciences, Inc.(b)	1,552,837
190,193	Novavax, Inc.(b)	1,485,407
23,610	NuVasive, Inc.(b)	1,093,615
64,943	Omeros Corp.(b)(c)	1,444,332
189,593	OPKO Health, Inc.(b)(c)	2,299,763
58,155	OvaScience, Inc.(b)(c)	2,527,416

Schedule of Investments(a)

195,418	Pacific Biosciences of California, Inc.(b)	$1,571,161
32,945	Prestige Brands Holdings, Inc.(b)	1,128,696
20,999	PTC Therapeutics, Inc.(b)	1,153,055
33,348	Receptos, Inc.(b)	3,673,949
64,858	Spectranetics Corp. (The)(b)	2,121,505
83,258	Sucampo Pharmaceuticals, Inc.(b)	1,253,865
36,390	Tetraphase Pharmaceuticals, Inc.(b)	1,323,140
93,764	TG Therapeutics, Inc.(b)(c)	1,335,199
30,944	West Pharmaceutical Services, Inc.	1,525,849
137,628	XenoPort, Inc.(b)	1,146,441

		73,275,913

	Industrials - 11.6%
8,075	Allegiant Travel Co.	1,463,755
27,760	American Woodmark Corp.(b)	1,141,769
27,940	Apogee Enterprises, Inc.	1,208,684
127,077	ARC Document Solutions, Inc.(b)	1,165,296
31,825	ArcBest Corp.	1,185,800
18,684	Deluxe Corp.	1,213,152
64,494	GenCorp, Inc.(b)	1,083,499
128,270	General Finance Corp.(b)	953,046
40,301	GP Strategies Corp.(b)	1,345,247
51,378	Hawaiian Holdings, Inc.(b)	998,788
73,460	JetBlue Airways Corp.(b)	1,233,393
51,458	Lydall, Inc.(b)	1,417,668
78,864	Meritor, Inc.(b)	1,009,459
25,813	Moog, Inc., Class A(b)	1,814,654
115,087	Mueller Water Products, Inc., Class A	1,177,340
20,916	Multi-Color Corp.	1,217,730
14,112	Nortek, Inc.(b)	1,077,169
29,761	Omega Flex, Inc.	933,603
18,907	Park-Ohio Holdings Corp.	1,010,201
26,071	Patrick Industries, Inc.(b)	1,121,053
28,473	Saia, Inc.(b)	1,198,998
15,760	Standex International Corp.	1,104,618
39,146	Swift Transportation Co., Class A(b)	962,209
67,196	TASER International, Inc.(b)(c)	1,814,964
11,643	Teledyne Technologies, Inc.(b)	1,106,551
16,038	Tennant Co.	1,045,838
27,869	Trex Co., Inc.(b)	1,185,269
20,852	WageWorks, Inc.(b)	1,147,694
28,049	XPO Logistics, Inc.(b)(c)	1,031,923

		34,369,370

	Information Technology - 17.1%
51,747	Ambarella, Inc.(b)(c)	2,862,126
14,371	Belden, Inc.	1,191,931
98,630	CalAmp Corp.(b)	1,766,463
72,034	Callidus Software, Inc.(b)	1,076,908
28,824	Cognex Corp.(b)	1,059,282
23,985	comScore, Inc.(b)	996,817
31,791	Constant Contact, Inc.(b)	1,202,336
37,016	Cray, Inc.(b)	1,202,650
25,522	Electronics for Imaging, Inc.(b)	986,425
22,919	Envestnet, Inc.(b)	1,179,641
23,405	EPAM Systems, Inc.(b)	1,145,207
48,473	ePlus, Inc.(b)	3,269,019
20,583	Euronet Worldwide, Inc.(b)	934,262
24,648	Heartland Payment Systems, Inc.	1,226,731
30,222	iGATE Corp.(b)	1,069,859
72,878	Infinera Corp.(b)	1,174,793
57,985	Integrated Device Technology, Inc.(b)	1,060,546
12,211	Littelfuse, Inc.	1,205,714
23,274	LogMeIn, Inc.(b)	1,106,679
49,776	Manhattan Associates, Inc.(b)	2,222,001
42,832	MAXIMUS, Inc.	2,386,599
23,192	Monolithic Power Systems, Inc.	1,101,388
23,216	Proofpoint, Inc.(b)	1,160,800

42,525	PROS Holdings, Inc.(b)	$1,032,932
29,094	Qualys, Inc.(b)	1,106,154
47,184	Reis, Inc.	1,061,640
19,961	SS&C Technologies Holdings, Inc.	1,104,442
33,004	Super Micro Computer, Inc.(b)	1,206,956
24,715	Syntel, Inc.(b)	1,068,924
40,121	Take-Two Interactive Software, Inc.(b)	1,192,396
107,164	TechTarget, Inc.(b)	1,184,162
11,590	Tyler Technologies, Inc.(b)	1,229,467
11,499	Ultimate Software Group, Inc. (The)(b)	1,701,967
46,920	VASCO Data Security International, Inc.(b)(c)	1,008,780
52,032	Verint Systems, Inc.(b)	2,777,468
28,082	Virtusa Corp.(b)	1,051,952
12,974	WEX, Inc.(b)	1,194,257

		50,509,674

	Materials - 9.9%
60,773	Balchem Corp.	3,219,146
91,657	Ferro Corp.(b)	1,020,142
322,327	Graphic Packaging Holding Co.(b)	4,667,295
29,131	Handy & Harman Ltd.(b)	1,314,682
234,505	Headwaters, Inc.(b)	3,301,830
156,973	KapStone Paper and Packaging Corp.	4,688,784
49,806	Neenah Paper, Inc.	2,857,868
105,272	PolyOne Corp.	3,746,631
12,471	Quaker Chemical Corp.	984,211
134,730	US Concrete, Inc.(b)	3,414,058

		29,214,647

	Telecommunication Services - 1.0%
78,392	FairPoint Communications, Inc.(b)(c)	1,172,744
112,355	Inteliquent, Inc.	1,889,811

		3,062,555

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $275,531,424)-100.1%	296,041,509

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.7%
19,885,103	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $19,885,103)	19,885,103

	Total Investments (Cost $295,416,527)(f)-106.8%	315,926,612
	Other assets less liabilities-(6.8)%	(20,018,543)

	Net Assets-100.0%	$295,908,069

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$18,895,928	$(18,895,928)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $295,612,281. The net unrealized appreciation was $20,314,331 which consisted of aggregate gross unrealized appreciation of $30,658,527 and aggregate gross unrealized depreciation of $10,344,196.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 3.8%
28,407	Dorman Products, Inc.(b)	$1,299,052
21,902	Drew Industries, Inc.(b)	1,101,233
19,294	Standard Motor Products, Inc.	703,459
21,457	Superior Industries International, Inc.	391,590

		3,495,334

	Automobiles - 0.5%
24,966	Winnebago Industries, Inc.	496,574

	Distributors - 2.9%
40,218	Pool Corp.	2,501,962
18,556	VOXX International Corp., Class A(b)	148,448

		2,650,410

	Diversified Consumer Services - 3.3%
15,990	American Public Education, Inc.(b)	536,784
10,082	Capella Education Co.	685,475
55,456	Career Education Corp.(b)	309,444
41,449	Regis Corp.(b)	652,822
10,098	Strayer Education, Inc.(b)	676,566
20,004	Universal Technical Institute, Inc.	163,433

		3,024,524

	Hotels, Restaurants & Leisure - 28.6%
1,588	Biglari Holdings, Inc.(b)	657,384
20,050	BJ’s Restaurants, Inc.(b)	888,015
21,859	Bob Evans Farms, Inc.	1,232,192
72,301	Boyd Gaming Corp.(b)	944,251
17,528	Buffalo Wild Wings, Inc.(b)	3,125,593
22,148	Cracker Barrel Old Country Store, Inc.	2,979,127
15,273	DineEquity, Inc.	1,630,393
36,488	Interval Leisure Group, Inc.	842,143
35,782	Jack in the Box, Inc.	3,033,956
16,999	Marcus Corp. (The)	320,601
26,277	Marriott Vacations Worldwide Corp.	2,010,191
9,337	Monarch Casino & Resort, Inc.(b)	161,530
27,522	Papa John’s International, Inc.	1,746,546
55,550	Pinnacle Entertainment, Inc.(b)	1,174,883
12,982	Red Robin Gourmet Burgers, Inc.(b)	1,006,105
57,351	Ruby Tuesday, Inc.(b)	345,253
32,746	Ruth’s Hospitality Group, Inc.	475,472
45,567	Scientific Games Corp., Class A(b)(c)	538,146
46,648	Sonic Corp.	1,412,035
57,877	Texas Roadhouse, Inc.	1,944,088

		26,467,904

	Household Durables - 10.8%
24,112	Ethan Allen Interiors, Inc.	656,329
24,732	Helen of Troy Ltd.(b)	1,860,341
27,376	iRobot Corp.(b)	863,713
47,949	La-Z-Boy, Inc.	1,279,759
22,667	M/I Homes, Inc.(b)	467,847
34,424	Meritage Homes Corp.(b)	1,253,378
42,707	Ryland Group, Inc. (The)	1,714,686
140,072	Standard Pacific Corp.(b)	983,305

14,629	Universal Electronics, Inc.(b)	$932,452

		10,011,810

	Internet & Catalog Retail - 1.8%
10,971	Blue Nile, Inc.(b)	340,978
17,301	FTD Cos., Inc.(b)	592,559
26,651	Nutrisystem, Inc.	474,921
18,771	PetMed Express, Inc.(c)	294,705

		1,703,163

	Leisure Products - 1.9%
11,980	Arctic Cat, Inc.	402,767
71,844	Callaway Golf Co.	586,247
17,967	Sturm Ruger & Co., Inc.(c)	725,867

		1,714,881

	Media - 2.0%
27,795	E.W. Scripps Co. (The), Class A (b)	548,396
39,664	Harte-Hanks, Inc.	288,357
24,853	Scholastic Corp.	914,093
20,552	Sizmek, Inc.(b)	122,490

		1,873,336

	Multi-line Retail - 1.3%
32,109	Fred’s, Inc., Class A	533,010
40,512	Tuesday Morning Corp.(b)	717,062

		1,250,072

	Specialty Retail - 29.3%
73,280	Aeropostale, Inc.(b)(c)	178,803
39,614	Barnes & Noble, Inc.(b)	930,533
16,840	Big 5 Sporting Goods Corp.	200,564
40,529	Brown Shoe Co., Inc.	1,150,618
25,985	Buckle, Inc. (The)(c)	1,319,778
23,783	Cato Corp. (The), Class A	1,008,399
19,632	Children’s Place, Inc. (The)	1,176,938
34,202	Christopher & Banks Corp.(b)	178,193
44,290	Finish Line, Inc. (The)	1,045,244
39,174	Francesca’s Holdings Corp.(b)	621,300
22,315	Genesco, Inc.(b)	1,594,407
19,808	Group 1 Automotive, Inc.	1,592,365
19,120	Haverty Furniture Cos., Inc.	467,102
23,155	Hibbett Sports, Inc.(b)	1,089,211
13,775	Kirkland’s, Inc.(b)	320,544
21,152	Lithia Motors, Inc., Class A	1,791,574
25,062	Lumber Liquidators Holdings, Inc.(b)(c)	1,582,665
23,019	MarineMax, Inc.(b)	587,215
42,280	Men’s Wearhouse, Inc. (The)	1,964,752
29,243	Monro Muffler Brake, Inc.	1,670,945
17,517	Outerwall, Inc.(b)	1,087,455
49,556	Pep Boys-Manny, Moe & Jack (The)(b)	417,757
49,354	Select Comfort Corp.(b)	1,472,723
30,807	Sonic Automotive, Inc., Class A	758,777
29,448	Stage Stores, Inc.	588,960
26,221	Stein Mart, Inc.	360,801
28,596	Vitamin Shoppe, Inc.(b)	1,208,753
20,029	Zumiez, Inc.(b)	746,882

		27,113,258

	Textiles, Apparel & Luxury Goods - 13.8%
76,404	Crocs, Inc.(b)	809,882
17,691	G-III Apparel Group Ltd.(b)	1,719,565
44,433	Iconix Brand Group, Inc.(b)	1,476,953
16,790	Movado Group, Inc.	403,464
13,422	Oxford Industries, Inc.	750,827
11,138	Perry Ellis International, Inc.(b)	266,310
114,119	Quiksilver, Inc.(b)	213,402
37,974	Skechers U.S.A., Inc., Class A(b)	2,291,731
52,346	Steven Madden Ltd.(b)	1,797,562
13,305	Unifi, Inc.(b)	428,820

Schedule of Investments(a)

94,066	Wolverine World Wide, Inc.	$2,647,958

		12,806,474

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $78,258,063)-100.0%	92,607,740

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.8%
3,512,875	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $3,512,875)	3,512,875

	Total Investments (Cost $81,770,938)(f)-103.8%	96,120,615
	Other assets less liabilities-(3.8)%	(3,511,787)

	Net Assets-100.0%	$92,608,828

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$3,364,036	$(3,364,036)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,542,944. The net unrealized appreciation was $12,577,671 which consisted of aggregate gross unrealized appreciation of $18,761,677 and aggregate gross unrealized depreciation of $6,184,006.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.7%
	Food & Staples Retailing - 26.6%
39,825	Andersons, Inc. (The)	$1,791,328
72,965	Casey’s General Stores, Inc.	6,661,705
72,642	SpartanNash Co.	1,871,258

		10,324,291

	Food Products - 51.3%
63,094	B&G Foods, Inc.	1,882,725
44,301	Calavo Growers, Inc.	1,776,913
49,961	Cal-Maine Foods, Inc.	1,751,133
311,090	Darling Ingredients, Inc.(b)	5,282,308
71,451	Diamond Foods, Inc.(b)	1,756,266
18,942	J & J Snack Foods Corp.	1,858,589
38,787	Sanderson Farms, Inc.	3,101,409
22,766	Seneca Foods Corp., Class A(b)	589,184
65,269	Snyders-Lance, Inc.	1,898,675

		19,897,202

	Household Products - 8.7%
137,769	Central Garden & Pet Co., Class A(b)	1,253,698
25,992	WD-40 Co.	2,132,903

		3,386,601

	Personal Products - 6.5%
54,695	Inter Parfums, Inc.	1,375,579
36,049	Medifast, Inc.(b)	1,142,393

		2,517,972

	Tobacco - 5.6%
264,237	Alliance One International, Inc.(b)	277,449
47,733	Universal Corp.	1,916,957

		2,194,406

	Total Investments (Cost $38,667,184)(c)-98.7%	38,320,472
	Other assets less liabilities-1.3%	486,045

	Net Assets-100.0%	$38,806,517

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $39,017,039. The net unrealized depreciation was $696,567 which consisted of aggregate gross unrealized appreciation of $1,554,960 and aggregate gross unrealized depreciation of $2,251,527.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 54.2%
58,865	Basic Energy Services, Inc.(b)	$346,126
58,955	Bristow Group, Inc.	3,284,383
77,293	C&J Energy Services, Inc.(b)	796,118
32,569	Era Group, Inc.(b)	733,454
114,462	Exterran Holdings, Inc.	3,103,065
22,123	Geospace Technologies Corp.(b)	530,510
22,469	Gulf Island Fabrication, Inc.	372,311
44,324	Gulfmark Offshore, Inc.	874,513
54,416	Hornbeck Offshore Services, Inc.(b)	1,208,035
215,544	ION Geophysical Corp.(b)	484,974
44,654	Matrix Service Co.(b)	857,357
141,347	Newpark Resources, Inc.(b)	1,221,238
142,631	Paragon Offshore PLC	298,099
107,376	Pioneer Energy Services Corp.(b)	444,537
29,593	SEACOR Holdings, Inc.(b)	2,129,216
60,710	Tesco Corp.	621,670
133,959	TETRA Technologies, Inc.(b)	661,757
90,407	US Silica Holdings, Inc.	2,278,256

		20,245,619

	Oil, Gas & Consumable Fuels - 45.8%
61,242	Approach Resources, Inc.(b)	383,987
357,237	Arch Coal, Inc.	331,266
83,558	Bill Barrett Corp.(b)	852,292
54,132	Bonanza Creek Energy, Inc.(b)	1,411,763
71,112	Carrizo Oil & Gas, Inc.(b)	3,207,151
102,665	Cloud Peak Energy, Inc.(b)	697,095
74,908	Comstock Resources, Inc.	302,628
26,737	Contango Oil & Gas Co.(b)	803,982
57,600	Green Plains, Inc.	1,348,416
96,455	Northern Oil and Gas, Inc.(b)	605,737
58,074	PDC Energy, Inc.(b)	2,667,920
120,427	Penn Virginia Corp.(b)	587,684
98,885	PetroQuest Energy, Inc.(b)	289,733
81,951	Rex Energy Corp.(b)	290,107
94,537	Stone Energy Corp.(b)	1,331,081
73,811	Swift Energy Co.(b)	157,217
148,114	Synergy Resources Corp.(b)	1,811,434

		17,079,493

	Total Investments (Cost $52,769,595)(c)-100.0%	37,325,112
	Other assets less liabilities-(0.0)%	(7,582)

	Net Assets-100.0%	$37,317,530

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $53,804,440. The net unrealized depreciation was $16,479,328 which consisted of aggregate gross unrealized appreciation of $271,057 and aggregate gross unrealized depreciation of $16,750,385.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 31.6%
46,085	Bank of the Ozarks, Inc.	$1,494,536
13,971	Banner Corp.	564,149
56,747	BBCN Bancorp, Inc.	734,874
59,089	Boston Private Financial Holdings, Inc.	649,979
22,864	Cardinal Financial Corp.	407,208
19,478	Central Pacific Financial Corp.	408,648
10,863	City Holding Co.	459,831
38,106	Columbia Banking System, Inc.	969,036
28,980	Community Bank System, Inc.	974,597
68,742	CVB Financial Corp.	1,004,321
123,845	F.N.B. Corp.	1,486,140
74,503	First BanCorp(b)	409,021
65,474	First Commonwealth Financial Corp.	516,590
43,809	First Financial Bancorp	723,725
45,732	First Financial Bankshares, Inc.	1,129,580
53,747	First Midwest Bancorp, Inc.	827,704
53,554	Glacier Bancorp, Inc.	1,192,648
22,767	Hanmi Financial Corp.	452,153
41,938	Home BancShares, Inc.	1,242,203
17,102	Independent Bank Corp.	646,969
25,963	LegacyTexas Financial Group, Inc.	514,587
45,899	MB Financial, Inc.	1,303,991
88,356	National Penn Bancshares, Inc.	857,053
31,213	NBT Bancorp, Inc.	718,211
31,892	OFG Bancorp	513,461
76,352	Old National Bancorp	1,023,880
23,673	Pinnacle Financial Partners, Inc.	850,808
50,194	PrivateBancorp, Inc.	1,522,886
21,269	S&T Bancorp, Inc.	584,685
11,321	Simmons First National Corp.	423,632
15,730	Southside Bancshares, Inc.	429,429
59,889	Sterling Bancorp	789,337
129,396	Susquehanna Bancshares, Inc.	1,631,683
32,630	Texas Capital Bancshares, Inc.(b)	1,332,935
8,431	Tompkins Financial Corp.	432,257
26,953	UMB Financial Corp.	1,307,759
45,447	United Bankshares, Inc.	1,536,563
32,257	United Community Banks, Inc.	564,820
18,479	Westamerica Bancorp.	751,726
50,308	Wilshire Bancorp, Inc.	457,803
33,346	Wintrust Financial Corp.	1,449,551

		35,290,969

	Capital Markets - 6.6%
12,164	Calamos Asset Management, Inc., Class A	152,658
25,702	Evercore Partners, Inc., Class A	1,230,355
37,087	Financial Engines, Inc.	1,331,423
30,298	FXCM, Inc., Class A	66,656
18,881	Greenhill & Co., Inc.	696,331
23,398	HFF, Inc.	794,830
41,732	Interactive Brokers Group, Inc., Class A	1,278,251
24,833	Investment Technology Group, Inc.(b)	515,285
11,625	Piper Jaffray Cos.(b)	593,456

5,044	Virtus Investment Partners, Inc.	$684,118

		7,343,363

	Consumer Finance - 4.8%
20,620	Cash America International, Inc.	428,896
17,074	Encore Capital Group, Inc.(b)	635,494
18,868	Enova International, Inc.(b)	363,209
34,807	EZCORP, Inc., Class A(b)	358,860
20,206	First Cash Financial Services, Inc.(b)	1,004,643
25,847	Green Dot Corp.(b)	394,167
35,748	PRA Group, Inc.(b)	1,770,241
6,416	World Acceptance Corp.(b)	471,255

		5,426,765

	Diversified Financial Services - 1.8%
26,681	MarketAxess Holdings, Inc.	2,026,956

	Insurance - 11.2%
53,964	American Equity Investment Life Holding Co.	1,376,622
13,436	AMERISAFE, Inc.	546,845
12,719	eHealth, Inc.(b)	130,243
22,478	Employers Holdings, Inc.	467,542
6,511	HCI Group, Inc.	300,873
29,919	Horace Mann Educators Corp.	911,632
8,205	Infinity Property & Casualty Corp.	576,565
33,255	Meadowbrook Insurance Group, Inc.	276,016
26,309	Montpelier Re Holdings Ltd. (Bermuda)	924,235
7,744	Navigators Group, Inc. (The)(b)	574,760
40,819	ProAssurance Corp.	1,811,139
26,414	RLI Corp.	1,239,081
9,000	Safety Insurance Group, Inc.	557,550
40,277	Selective Insurance Group, Inc.	1,039,952
15,830	Stewart Information Services Corp.	566,714
15,018	United Fire Group, Inc.	419,603
11,490	United Insurance Holdings Corp.	280,701
20,788	Universal Insurance Holdings, Inc.	482,905

		12,482,978

	Real Estate Investment Trusts - 39.4%
48,255	Acadia Realty Trust REIT	1,746,348
12,285	Agree Realty Corp. REIT	425,552
26,463	American Assets Trust, Inc. REIT	1,174,428
41,150	Associated Estates Realty Corp. REIT	1,025,047
17,539	Aviv REIT, Inc. REIT	689,809
68,392	Capstead Mortgage Corp. REIT	822,072
19,955	CareTrust REIT, Inc. REIT	268,993
52,298	Cedar Realty Trust, Inc. REIT	416,292
39,174	Chesapeake Lodging Trust REIT	1,438,469
15,498	CoreSite Realty Corp. REIT	678,967
146,821	Cousins Properties, Inc. REIT	1,620,904
139,694	DiamondRock Hospitality Co. REIT	2,029,754
22,792	EastGroup Properties, Inc. REIT	1,473,275
33,905	Education Realty Trust, Inc. REIT	1,173,113
40,796	EPR Properties REIT	2,654,188
63,649	Franklin Street Properties Corp. REIT	819,799
52,928	Geo Group, Inc. (The) REIT	2,303,427
18,606	Getty Realty Corp. REIT	344,769
50,212	Government Properties Income Trust REIT	1,144,834
70,081	Healthcare Realty Trust, Inc. REIT	2,108,737
62,893	Inland Real Estate Corp. REIT	715,722
59,583	Kite Realty Group Trust REIT	1,820,857
149,194	Lexington Realty Trust REIT	1,702,304
24,873	LTC Properties, Inc. REIT	1,167,041
144,517	Medical Properties Trust, Inc. REIT	2,221,226
60,098	Parkway Properties, Inc. REIT	1,099,793
49,106	Pennsylvania Real Estate Investment Trust REIT	1,175,107
38,875	Post Properties, Inc. REIT	2,361,656

Schedule of Investments(a)

13,835	PS Business Parks, Inc. REIT	$1,163,662
66,366	Retail Opportunity Investments Corp. REIT	1,172,687
42,149	Sabra Health Care REIT, Inc. REIT	1,378,272
8,056	Saul Centers, Inc. REIT	459,917
24,097	Sovran Self Storage, Inc. REIT	2,283,191
9,230	Universal Health Realty Income Trust REIT	495,928
19,657	Urstadt Biddle Properties, Inc., Class A REIT	461,940

		44,038,080

	Real Estate Management & Development - 0.3%
24,920	Forestar Group, Inc.(b)	330,688

	Thrifts & Mortgage Finance - 4.3%
62,686	Astoria Financial Corp.	766,650
30,912	Bank Mutual Corp.	196,909
9,306	BofI Holding, Inc.(b)	785,054
49,797	Brookline Bancorp, Inc.	478,051
21,571	Dime Community Bancshares, Inc.	318,388
67,771	Northwest Bancshares, Inc.	799,698
27,196	Oritani Financial Corp.	383,736
38,444	Provident Financial Services, Inc.	667,388
67,737	TrustCo Bank Corp. NY	435,549

		4,831,423

	Total Investments (Cost $86,836,280)(c)-100.0%	111,771,222
	Other assets less liabilities-0.0%	7,336

	Net Assets-100.0%	$111,778,558

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $88,435,907. The net unrealized appreciation was $23,335,315 which consisted of aggregate gross unrealized appreciation of $26,653,898 and aggregate gross unrealized depreciation of $3,318,583.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 6.6%
86,515	Acorda Therapeutics, Inc.(b)	$3,594,698
60,410	Emergent Biosolutions, Inc.(b)	1,693,292
37,579	Ligand Pharmaceuticals, Inc.(b)	2,138,997
96,284	Momenta Pharmaceuticals, Inc.(b)	1,036,979
63,437	Repligen Corp.(b)	1,540,885
119,299	Spectrum Pharmaceuticals, Inc.(b)	835,093

		10,839,944

	Health Care Equipment & Supplies - 35.6%
43,690	Abaxis, Inc.	2,686,061
75,909	Abiomed, Inc.(b)	3,927,532
25,518	Analogic Corp.	2,080,483
52,730	AngioDynamics, Inc.(b)	1,014,789
29,913	Anika Therapeutics, Inc.(b)	1,171,991
72,798	Cantel Medical Corp.	2,953,415
56,772	CONMED Corp.	2,704,618
51,865	CryoLife, Inc.	584,000
54,269	Cyberonics, Inc.(b)	3,015,728
44,647	Cynosure, Inc.(b)	1,349,232
51,550	Greatbatch, Inc.(b)	2,503,268
105,879	Haemonetics Corp.(b)	4,192,808
27,886	ICU Medical, Inc.(b)	2,330,712
52,070	Integra LifeSciences Holdings Corp.(b)	2,901,340
60,272	Invacare Corp.	882,985
98,367	Masimo Corp.(b)	2,510,326
85,890	Meridian Bioscience, Inc.	1,485,897
89,515	Merit Medical Systems, Inc.(b)	1,372,265
67,128	Natus Medical, Inc.(b)	2,524,013
76,159	Neogen Corp.(b)	3,510,930
97,018	NuVasive, Inc.(b)	4,493,874
26,519	SurModics, Inc.(b)	607,815
146,576	West Pharmaceutical Services, Inc.	7,227,663

		58,031,745

	Health Care Providers & Services - 30.8%
73,580	Air Methods Corp.(b)	3,057,249
16,221	Almost Family, Inc.(b)	492,470
68,844	Amedisys, Inc.(b)	1,940,024
96,175	AMN Healthcare Services, Inc.(b)	1,810,013
99,254	Amsurg Corp.(b)	5,476,836
50,896	Bio-Reference Laboratories, Inc.(b)	1,706,543
35,082	Chemed Corp.	3,548,193
18,314	CorVel Corp.(b)	603,263
60,593	Cross Country Healthcare, Inc.(b)	619,866
41,725	Ensign Group, Inc. (The)	1,731,588
70,208	ExamWorks Group, Inc.(b)	2,594,888
64,804	Gentiva Health Services, Inc.(b)	1,258,494
72,785	Hanger, Inc.(b)	1,570,700
72,989	Healthways, Inc.(b)	1,505,033
35,519	IPC Healthcare, Inc.(b)	1,433,547
143,574	Kindred Healthcare, Inc.	2,650,376
19,698	Landauer, Inc.	550,953
25,328	LHC Group, Inc.(b)	752,748
57,018	Magellan Health, Inc.(b)	3,427,922
64,880	Molina Healthcare, Inc.(b)	3,303,041

26,630	MWI Veterinary Supply, Inc.(b)	$5,050,912
62,116	PharMerica Corp.(b)	1,429,289
24,522	Providence Service Corp. (The)(b)	956,358
199,818	Select Medical Holdings Corp.	2,701,539

		50,171,845

	Health Care Technology - 8.1%
21,499	Computer Programs & Systems, Inc.	1,059,041
43,885	HealthStream, Inc.(b)	1,240,190
124,174	MedAssets, Inc.(b)	2,298,461
111,889	Medidata Solutions, Inc.(b)	4,810,108
73,431	Omnicell, Inc.(b)	2,337,309
90,739	Quality Systems, Inc.	1,478,138

		13,223,247

	Life Sciences Tools & Services - 7.5%
151,761	Affymetrix, Inc.(b)	1,675,442
49,092	Albany Molecular Research, Inc.(b)	801,672
63,927	Cambrex Corp.(b)	1,433,883
78,622	Luminex Corp.(b)	1,387,678
113,466	PAREXEL International Corp.(b)	6,916,887

		12,215,562

	Pharmaceuticals - 11.4%
121,147	Depomed, Inc.(b)	2,213,356
136,658	Impax Laboratories, Inc.(b)	5,011,249
54,574	Lannett Co., Inc.(b)	2,588,445
134,924	Medicines Co. (The)(b)	3,868,271
107,603	Prestige Brands Holdings, Inc.(b)	3,686,479
46,726	Sagent Pharmaceuticals, Inc.(b)	1,199,456

		18,567,256

	Total Common Stocks (Cost $142,903,966) -100.0%	163,049,599

	Rights - 0.0%
990	Providence Service Corp. (The), expiring 03/05/15(b) (Cost $0)	0

	Total Investments (Cost $142,903,966)(c)-100.0%	163,049,599
	Other assets less liabilities-0.0%	15,431

	Net Assets-100.0%	$163,065,030

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $144,536,002. The net unrealized appreciation was $18,513,597 which consisted of aggregate gross unrealized appreciation of $27,922,743 and aggregate gross unrealized depreciation of $9,409,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 16.4%
31,176	AAR Corp.	$893,504
16,500	Aerovironment, Inc.(b)	422,235
6,471	American Science & Engineering, Inc.	300,254
17,899	Cubic Corp.	935,939
39,508	Curtiss-Wright Corp.	2,628,467
14,472	Engility Holdings, Inc.(b)	577,433
51,583	GenCorp, Inc.(b)	866,594
33,443	Moog, Inc., Class A(b)	2,351,043
4,039	National Presto Industries, Inc.	254,457
50,087	Orbital Sciences Corp.(b)	1,406,944
43,204	TASER International, Inc.(b)	1,166,940
30,073	Teledyne Technologies, Inc.(b)	2,858,138

		14,661,948

	Air Freight & Logistics - 4.4%
20,406	Atlas Air Worldwide Holdings, Inc.(b)	922,351
25,050	Forward Air Corp.	1,124,745
28,624	Hub Group, Inc., Class A(b)	956,041
75,480	UTi Worldwide, Inc.(b)	895,948

		3,899,085

	Airlines - 2.9%
11,219	Allegiant Travel Co.	2,033,668
42,103	SkyWest, Inc.	528,393

		2,562,061

	Building Products - 6.7%
34,505	AAON, Inc.	752,554
10,287	American Woodmark Corp.(b)	423,104
23,827	Apogee Enterprises, Inc.	1,030,756
23,819	Gibraltar Industries, Inc.(b)	360,620
34,656	Griffon Corp.	509,097
39,176	PGT, Inc.(b)	336,522
30,880	Quanex Building Products Corp.	581,470
34,228	Simpson Manufacturing Co., Inc.	1,117,202
16,433	Universal Forest Products, Inc.	822,636

		5,933,961

	Commercial Services & Supplies - 16.4%
42,651	ABM Industries, Inc.	1,231,334
39,218	Brady Corp., Class A	1,026,335
39,960	Brink’s Co. (The)	895,504
16,395	G&K Services, Inc.	1,149,290
58,139	Healthcare Services Group, Inc.	1,831,960
54,495	Interface, Inc.	856,116
24,340	Matthews International Corp.	1,127,672
37,933	Mobile Mini, Inc.	1,376,968
51,503	Tetra Tech, Inc.	1,186,114
12,868	UniFirst Corp.	1,494,361
32,002	United Stationers, Inc.	1,290,001
17,792	US Ecology, Inc.	737,656
16,511	Viad Corp.	445,467

		14,648,778

	Construction & Engineering - 4.7%
30,753	Aegion Corp.(b)	471,136
30,649	Comfort Systems USA, Inc.	510,306
28,019	Dycom Industries, Inc.(b)	863,265
53,266	EMCOR Group, Inc.	2,149,816

22,641	Orion Marine Group, Inc.(b)	$206,712

		4,201,235

	Electrical Equipment - 6.2%
21,116	AZZ, Inc.	890,884
15,341	Encore Wire Corp.	469,895
37,315	EnerSys	2,178,450
32,461	Franklin Electric Co., Inc.	1,110,491
40,040	General Cable Corp.	458,058
7,621	Powell Industries, Inc.	297,295
13,642	Vicor Corp.(b)	146,924

		5,551,997

	Machinery - 21.9%
50,752	Actuant Corp.	1,172,879
23,619	Albany International Corp., Class A	806,116
15,468	Astec Industries, Inc.	550,042
40,313	Barnes Group, Inc.	1,384,751
37,320	Briggs & Stratton Corp.	687,061
14,541	CIRCOR International, Inc.	718,180
19,733	EnPro Industries, Inc.(b)	1,170,759
21,649	ESCO Technologies, Inc.	779,797
51,492	Federal Signal Corp.	786,283
51,630	Hillenbrand, Inc.	1,621,698
23,956	John Bean Technologies Corp.	723,232
10,037	Lindsay Corp.	867,397
14,114	Lydall, Inc.(b)	388,841
46,802	Mueller Industries, Inc.	1,469,115
10,492	Standex International Corp.	735,384
15,137	Tennant Co.	987,084
44,103	Titan International, Inc.	394,281
45,797	Toro Co. (The)	2,972,683
23,409	Watts Water Technologies, Inc., Class A	1,372,470

		19,588,053

	Marine - 1.4%
35,409	Matson, Inc.	1,230,463

	Professional Services - 9.5%
11,941	CDI Corp.	202,878
10,585	Exponent, Inc.	848,282
13,508	Heidrick & Struggles International, Inc.	299,337
18,548	Insperity, Inc.	777,903
24,478	Kelly Services, Inc., Class A	413,678
41,380	Korn/Ferry International(b)	1,179,330
39,895	Navigant Consulting, Inc.(b)	575,685
38,758	On Assignment, Inc.(b)	1,361,568
31,330	Resources Connection, Inc.	523,211
34,976	TrueBlue, Inc.(b)	771,571
27,047	WageWorks, Inc.(b)	1,488,667

		8,442,110

	Road & Rail - 5.7%
19,918	ArcBest Corp.	742,145
18,093	Celadon Group, Inc.	431,156
45,494	Heartland Express, Inc.	1,168,741
50,069	Knight Transportation, Inc.	1,426,466
22,776	Roadrunner Transportation Systems, Inc.(b)	462,808
20,367	Saia, Inc.(b)	857,654

		5,088,970

	Trading Companies & Distributors - 3.8%
22,476	Aceto Corp.	436,035
33,961	Applied Industrial Technologies, Inc.	1,373,043
10,592	DXP Enterprises, Inc.(b)	434,484
22,308	Kaman Corp.	848,150
6,713	Veritiv Corp.(b)	341,490

		3,433,202

	Total Common Stocks (Cost $83,840,594)	89,241,863

Schedule of Investments(a)

	Money Market Fund - 0.0%
28,717	Invesco Premier Portfolio – Institutional Class(c) (Cost $28,717)	$28,717

	Total Investments (Cost $83,869,311)(d)-100.0%	89,270,580
	Other assets less liabilities-(0.0)%	(6,975)

	Net Assets-100.0%	$89,263,605

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $84,845,833. The net unrealized appreciation was $4,424,747 which consisted of aggregate gross unrealized appreciation of $10,590,795 and aggregate gross unrealized depreciation of $6,166,048.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 7.3%
121,309	ADTRAN, Inc.	$2,682,142
23,878	Bel Fuse, Inc., Class B	561,610
34,508	Black Box Corp.	725,013
80,791	CalAmp Corp.(b)	1,446,967
36,207	Comtech Telecommunications Corp.	1,196,279
55,491	Digi International, Inc.(b)	529,939
196,656	Harmonic, Inc.(b)	1,504,418
131,307	Ixia(b)	1,331,453
77,241	NETGEAR, Inc.(b)	2,608,429
96,248	ViaSat, Inc.(b)	5,411,063

		17,997,313

	Electronic Equipment, Instruments & Components - 25.0%
33,116	Agilysys, Inc.(b)	343,744
60,866	Anixter International, Inc.(b)	4,586,862
32,268	Badger Meter, Inc.	1,931,563
118,636	Benchmark Electronics, Inc.(b)	2,874,550
93,345	Checkpoint Systems, Inc.(b)	1,209,751
56,096	Coherent, Inc.(b)	3,471,220
74,755	CTS Corp.	1,196,080
87,548	Daktronics, Inc.	1,083,844
38,380	DTS, Inc.(b)	1,063,894
59,384	Electro Scientific Industries, Inc.	372,338
66,259	Fabrinet (Thailand)(b)	1,082,009
38,579	FARO Technologies, Inc.(b)	2,135,348
116,142	II-VI, Inc.(b)	1,996,481
91,507	Insight Enterprises, Inc.(b)	2,165,971
50,223	Littelfuse, Inc.	4,959,019
71,965	Mercury Systems, Inc.(b)	1,135,608
85,210	Methode Electronics, Inc.	3,082,046
33,712	MTS Systems Corp.	2,436,703
88,987	Newport Corp.(b)	1,648,039
41,626	OSI Systems, Inc.(b)	2,912,987
46,786	Park Electrochemical Corp.	1,015,724
75,110	Plexus Corp.(b)	2,845,918
62,642	Rofin-Sinar Technologies, Inc.(b)	1,686,323
40,842	Rogers Corp.(b)	3,016,590
184,185	Sanmina Corp.(b)	3,901,038
63,761	ScanSource, Inc.(b)	2,198,479
62,367	SYNNEX Corp.	4,627,008
119,122	TTM Technologies, Inc.(b)	827,898

		61,807,035

	Internet Software & Services - 11.4%
91,569	Blucora, Inc.(b)	1,238,013
76,376	comScore, Inc.(b)	3,174,187
98,957	Dealertrack Technologies, Inc.(b)	3,978,071
83,084	Dice Holdings, Inc.(b)	687,105
71,195	Digital River, Inc.(b)	1,817,608
101,424	j2 Global, Inc.	5,825,795
54,802	Liquidity Services, Inc.(b)	424,168
111,068	LivePerson, Inc.(b)	1,188,428
54,453	LogMeIn, Inc.(b)	2,589,240

198,109	Monster Worldwide, Inc.(b)	$818,190
135,617	NIC, Inc.	2,226,831
76,876	Perficient, Inc.(b)	1,383,768
77,318	QuinStreet, Inc.(b)	395,868
32,690	Stamps.com, Inc.(b)	1,489,683
54,032	XO Group, Inc.(b)	888,286

		28,125,241

	IT Services - 14.1%
53,146	CACI International, Inc., Class A(b)	4,495,620
99,432	Cardtronics, Inc.(b)	3,341,909
157,665	Ciber, Inc.(b)	509,258
76,664	CSG Systems International, Inc.	1,879,801
69,685	ExlService Holdings, Inc.(b)	2,047,345
24,394	Forrester Research, Inc.	920,630
80,890	Heartland Payment Systems, Inc.	4,025,895
79,377	iGATE Corp.(b)	2,809,946
52,442	ManTech International Corp., Class A	1,705,938
147,080	MAXIMUS, Inc.	8,195,298
87,007	Sykes Enterprises, Inc.(b)	1,959,398
39,180	TeleTech Holdings, Inc.(b)	864,311
59,945	Virtusa Corp.(b)	2,245,540

		35,000,889

	Semiconductors & Semiconductor Equipment - 21.7%
84,171	Advanced Energy Industries, Inc.(b)	2,020,104
149,462	Brooks Automation, Inc.	1,929,554
53,135	Cabot Microelectronics Corp.(b)	2,625,400
45,093	CEVA, Inc.(b)	825,653
141,057	Cirrus Logic, Inc.(b)	3,738,011
57,025	Cohu, Inc.	646,093
81,825	Diodes, Inc.(b)	2,162,635
48,265	DSP Group, Inc.(b)	530,432
201,153	Entropic Communications, Inc.(b)	520,986
105,129	Exar Corp.(b)	948,264
135,412	Kopin Corp.(b)	494,254
171,931	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,608,193
99,957	Micrel, Inc.	1,406,395
212,248	Microsemi Corp.(b)	5,913,229
118,459	MKS Instruments, Inc.	4,147,250
80,469	Monolithic Power Systems, Inc.	3,821,473
53,950	Nanometrics, Inc.(b)	838,383
44,390	Pericom Semiconductor Corp.(b)	648,538
65,935	Power Integrations, Inc.	3,400,927
74,111	Rudolph Technologies, Inc.(b)	743,333
82,406	Synaptics, Inc.(b)	6,329,605
104,884	Tessera Technologies, Inc.	3,889,099
63,135	Ultratech, Inc.(b)	1,006,372
89,813	Veeco Instruments, Inc.(b)	2,619,845

		53,814,028

	Software - 16.7%
103,378	Blackbaud, Inc.	4,518,652
85,340	Bottomline Technologies (de), Inc.(b)	2,113,872
65,528	Ebix, Inc.	1,497,315
69,922	Epiq Systems, Inc.	1,220,139
37,676	Interactive Intelligence Group, Inc.(b)	1,528,138
166,670	Manhattan Associates, Inc.(b)	7,440,149
20,190	MicroStrategy, Inc., Class A(b)	3,262,704
87,484	Monotype Imaging Holdings, Inc.	2,566,781
83,709	NetScout Systems, Inc.(b)	3,005,153
112,076	Progress Software Corp.(b)	2,807,504
80,377	Synchronoss Technologies, Inc.(b)	3,413,611
187,868	Take-Two Interactive Software, Inc.(b)	5,583,437
81,544	Tangoe, Inc.(b)	932,048
65,553	VASCO Data Security International, Inc.(b)	1,409,389

		41,298,892

Schedule of Investments(a)

	Technology Hardware, Storage & Peripherals - 3.8%
104,989	Electronics for Imaging, Inc.(b)	$4,057,825
196,845	QLogic Corp.(b)	2,629,849
78,035	Super Micro Computer, Inc.(b)	2,853,740

		9,541,414

	Total Common Stocks (Cost $220,251,370)	247,584,812

	Money Market Fund - 0.0%
23,395	Invesco Premier Portfolio – Institutional Class(c) (Cost $23,395)	23,395

	Total Investments (Cost $220,274,765)(d)-100.0%	247,608,207
	Other assets less liabilities-(0.0)%	(39,541)

	Net Assets-100.0%	$247,568,666

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $223,459,193. The net unrealized appreciation was $24,149,014 which consisted of aggregate gross unrealized appreciation of $37,008,257 and aggregate gross unrealized depreciation of $12,859,243.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 43.4%
17,616	A. Schulman, Inc.	$613,918
15,308	American Vanguard Corp.	171,143
18,582	Balchem Corp.	984,289
32,168	Calgon Carbon Corp.(b)	634,675
30,322	Flotek Industries, Inc.(b)	490,307
13,478	FutureFuel Corp.	148,123
30,399	H.B. Fuller Co.	1,250,919
5,714	Hawkins, Inc.	220,046
13,142	Innophos Holdings, Inc.	782,475
34,000	Intrepid Potash, Inc.(b)	452,540
12,389	Koppers Holdings, Inc.	224,984
19,845	Kraton Performance Polymers, Inc.(b)	383,802
11,755	LSB Industries, Inc.(b)	367,226
18,628	OM Group, Inc.	521,584
8,021	Quaker Chemical Corp.	633,017
25,782	Rayonier Advanced Materials, Inc.	441,388
11,566	Stepan Co.	444,134
15,467	Tredegar Corp.	330,839
13,955	Zep, Inc.	223,559

		9,318,968

	Construction Materials - 2.9%
44,434	Headwaters, Inc.(b)	625,631

	Containers & Packaging - 1.2%
15,048	Myers Industries, Inc.	250,549

	Metals & Mining - 24.7%
10,513	A.M. Castle & Co.(b)	63,604
107,036	AK Steel Holding Corp.(b)	405,666
31,184	Century Aluminum Co.(b)	720,662
38,783	Globe Specialty Metals, Inc.	598,034
7,506	Haynes International, Inc.	292,209
10,755	Kaiser Aluminum Corp.	745,429
12,183	Materion Corp.	401,430
5,510	Olympic Steel, Inc.	75,542
18,567	RTI International Metals, Inc.(b)	414,044
72,644	Stillwater Mining Co.(b)	993,043
40,026	SunCoke Energy, Inc.	604,393

		5,314,056

	Paper & Forest Products - 27.8%
23,823	Boise Cascade Co.(b)	963,402
11,806	Clearwater Paper Corp.(b)	873,880
6,693	Deltic Timber Corp.	418,312
51,065	KapStone Paper and Packaging Corp.	1,525,312
10,052	Neenah Paper, Inc.	576,784
25,958	P.H. Glatfelter Co.	593,659
18,416	Schweitzer-Mauduit International, Inc.	715,646
30,224	Wausau Paper Corp.	307,076

		5,974,071

	Total Common Stocks (Cost $25,244,465)	21,483,275

	Money Market Fund - 0.0%
5,573	Invesco Premier Portfolio – Institutional Class(c) (Cost $5,573)	$5,573

	Total Investments (Cost $25,250,038)(d)-100.0%	21,488,848
	Other assets less liabilities-0.0%	7,007

	Net Assets-100.0%	$21,495,855

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,569,095. The net unrealized depreciation was $4,080,247 which consisted of aggregate gross unrealized appreciation of $773,317 and aggregate gross unrealized depreciation of $4,853,564.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Diversified Telecommunication Services - 20.5%
222,619	8x8, Inc.(b)	$1,716,393
25,615	Atlantic Tele-Network, Inc.	1,701,605
534,408	Cincinnati Bell, Inc.(b)	1,565,815
69,244	Consolidated Communications Holdings, Inc.	1,612,000
77,891	General Communication, Inc., Class A(b)	1,143,440
48,212	Lumos Networks Corp.	772,838

		8,512,091

	Electric Utilities - 17.6%
34,170	ALLETE, Inc.	1,935,731
47,505	El Paso Electric Co.	1,903,050
75,851	UIL Holdings Corp.	3,489,146

		7,327,927

	Gas Utilities - 41.4%
35,079	Laclede Group, Inc. (The)	1,885,847
56,673	New Jersey Resources Corp.	3,620,271
37,909	Northwest Natural Gas Co.	1,892,038
105,085	Piedmont Natural Gas Co., Inc.	4,191,841
30,722	South Jersey Industries, Inc.	1,789,557
62,401	Southwest Gas Corp.	3,835,165

		17,214,719

	Multi-Utilities - 13.2%
52,473	Avista Corp.	1,948,322
61,588	NorthWestern Corp.	3,557,323

		5,505,645

	Water Utilities - 4.9%
50,923	American States Water Co.	2,018,588

	Wireless Telecommunication Services - 2.3%
55,380	Spok Holdings, Inc.	948,106

	Total Investments (Cost $31,677,701)(c)-99.9%	41,527,076
	Other assets less liabilities-0.1%	50,598

	Net Assets-100.0%	$41,577,674

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,057,964. The net unrealized appreciation was $9,469,112 which consisted of aggregate gross unrealized appreciation of $10,423,257 and aggregate gross unrealized depreciation of $954,145.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.1%
219,228	Bank of New York Mellon Corp. (The)	$7,892,208
64,604	Northern Trust Corp.	4,223,810
89,450	State Street Corp.	6,396,569

		18,512,587

	Consumer Finance - 3.9%
121,683	Capital One Financial Corp.	8,908,413

	Diversified Banks - 42.9%
1,214,700	Bank of America Corp.	18,402,705
384,790	Citigroup, Inc.	18,065,890
209,857	Comerica, Inc.	8,709,066
330,119	JPMorgan Chase & Co.	17,951,871
364,480	U.S. Bancorp	15,275,357
387,058	Wells Fargo & Co.	20,096,051

		98,500,940

	Regional Banks - 41.4%
232,858	BB&T Corp.	8,217,559
99,164	Commerce Bancshares, Inc.	3,966,560
61,195	Cullen/Frost Bankers, Inc.	3,812,449
456,064	Fifth Third Bancorp	7,889,907
120,688	First Republic Bank	6,145,433
985,674	Huntington Bancshares, Inc.	9,876,453
698,861	KeyCorp	9,078,204
82,920	M&T Bank Corp.	9,383,227
112,596	PNC Financial Services Group, Inc. (The)	9,518,866
925,618	Regions Financial Corp.	8,052,877
294,199	SunTrust Banks, Inc.	11,303,126
330,628	Zions Bancorporation	7,921,847

		95,166,508

	Thrifts & Mortgage Finance - 3.7%
376,123	New York Community Bancorp, Inc.	5,811,100
189,270	People’s United Financial, Inc.	2,663,029

		8,474,129

	Total Investments (Cost $244,131,485)(b)-100.0%	229,562,577
	Other assets less liabilities-0.0%	85,475

	Net Assets-100.0%	$229,648,052

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $244,283,814. The net unrealized depreciation was $14,721,237 which consisted of aggregate gross unrealized appreciation of $1,085,659 and aggregate gross unrealized depreciation of $15,806,896.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 42.5%
1,283	BlackRock, Inc.	$436,874
3,601	Eaton Vance Corp.	144,940
3,724	Franklin Resources, Inc.	191,898
5,412	Invesco Ltd.(b)	198,783
13,325	Janus Capital Group, Inc.	233,721
3,332	Legg Mason, Inc.	184,726
6,070	SEI Investments Co.	243,832
5,432	State Street Corp.	388,442
2,229	T. Rowe Price Group, Inc.	175,467

		2,198,683

	Investment Banking & Brokerage - 42.3%
14,651	Charles Schwab Corp. (The)	380,633
2,122	Goldman Sachs Group, Inc. (The)	365,854
1,154	Greenhill & Co., Inc.	42,559
4,681	Interactive Brokers Group, Inc., Class A	143,379
4,681	Investment Technology Group, Inc.(c)	97,131
6,312	KCG Holdings, Inc.(c)	77,196
3,675	Lazard Ltd., Class A	168,315
14,416	Morgan Stanley	487,405
1,176	Piper Jaffray Cos.(c)	60,035
3,343	Raymond James Financial, Inc.	175,908
5,984	TD Ameritrade Holding Corp.	193,822

		2,192,237

	Specialized Finance - 15.2%
3,501	CBOE Holdings, Inc.	225,710
2,228	CME Group, Inc., Class A	190,048
934	IntercontinentalExchange, Inc.	192,152
3,914	NASDAQ OMX Group, Inc. (The)	178,478

		786,388

	Total Investments (Cost $4,668,047)(d)-100.0%	5,177,308
	Other assets less liabilities-0.0%	646

	Net Assets-100.0%	$5,177,954

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended January 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value January 31, 2015	Dividend Income
Invesco Ltd.	$220,723	$—	$(1,683)	$(20,368)	$111	$198,783	$1,364

(c)	Non-income producing security.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,671,944. The net unrealized appreciation was $505,364 which consisted of aggregate gross unrealized appreciation of $579,838 and aggregate gross unrealized depreciation of $74,474.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Asset Management & Custody Banks - 33.7%
1,565,919	Apollo Investment Corp.	$11,149,343
721,148	Ares Capital Corp.	12,007,114
164,834	Blackstone Group LP (The)	6,154,902
82,416	Federated Investors, Inc., Class B	2,605,170
638,730	Hercules Technology Growth Capital, Inc.	9,593,725
1,749,260	Medley Capital Corp.	15,428,473
1,277,460	PennantPark Investment Corp.	10,717,889
994,238	THL Credit, Inc.	10,827,252
659,334	Triangle Capital Corp.	13,819,641

		92,303,509

	Hotel & Resort REITs - 2.4%
206,043	Hospitality Properties Trust REIT	6,714,941

	Insurance Brokers - 0.7%
41,209	Arthur J. Gallagher & Co.	1,830,916

	Investment Banking & Brokerage - 1.9%
679,939	BGC Partners, Inc., Class A	5,323,922

	Mortgage REITs - 39.0%
576,918	American Capital Agency Corp. REIT	12,432,583
1,009,607	Annaly Capital Management, Inc. REIT	10,661,450
2,163,442	Anworth Mortgage Asset Corp. REIT	11,228,264
906,585	Capstead Mortgage Corp. REIT	10,897,152
267,855	Colony Financial, Inc. REIT	6,709,768
576,918	Hatteras Financial Corp. REIT	10,488,369
865,376	Invesco Mortgage Capital, Inc. REIT(b)	13,274,868
1,298,066	MFA Financial, Inc. REIT	10,176,837
535,709	PennyMac Mortgage Investment Trust REIT	12,058,809
370,875	Starwood Property Trust, Inc. REIT	8,875,039

		106,803,139

	Property & Casualty Insurance - 2.7%
61,812	Mercury General Corp.	3,532,556
61,812	Safety Insurance Group, Inc.	3,829,253

		7,361,809

	Regional Banks - 6.7%
41,209	Bank of Hawaii Corp.	2,326,660
61,812	City Holding Co.	2,616,502
309,062	F.N.B. Corp.	3,708,744
41,209	Park National Corp.	3,313,616
164,834	Trustmark Corp.	3,520,854
82,416	United Bankshares, Inc.	2,786,485

		18,272,861

	Residential REITs - 1.5%
61,812	Sun Communities, Inc. REIT	4,186,527

	Thrifts & Mortgage Finance - 9.3%
226,646	Dime Community Bancshares, Inc.	3,345,295
432,689	New York Community Bancorp, Inc.	6,685,045
370,875	Northwest Bancshares, Inc.	4,376,325
473,896	Oritani Financial Corp.	6,686,673
309,062	People’s United Financial, Inc.	4,348,502

		25,441,840

	Trading Companies & Distributors - 2.0%
164,834	Textainer Group Holdings Ltd.	5,408,204

	Total Investments (Cost $284,846,942)(c)-99.9%	$273,647,668
	Other assets less liabilities-0.1%	201,221

	Net Assets-100.0%	$273,848,889

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transaction in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the three months ended January 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain/ (Loss)	Value Janu- ary 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$12,280,404	$2,332,509	$(352,770)	$(925,235)	$(60,040)	$13,274,868	$384,679

(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $292,638,024. The net unrealized depreciation was $18,990,356 which consisted of aggregate gross unrealized appreciation of $11,303,682 and aggregate gross unrealized depreciation of $30,294,038.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Asset Management & Custody Banks - 4.7%
2,449	Ameriprise Financial, Inc.	$305,978

	Insurance Brokers - 12.6%
2,959	Aon PLC	266,458
10,258	Marsh & McLennan Cos., Inc.	551,573

		818,031

	Life & Health Insurance - 28.4%
4,639	Aflac, Inc.	264,794
5,078	Lincoln National Corp.	253,799
8,698	MetLife, Inc.	404,457
5,649	Principal Financial Group, Inc.	265,108
6,288	Prudential Financial, Inc.	477,133
6,056	Unum Group	188,099

		1,853,390

	Multi-line Insurance - 7.5%
2,346	Assurant, Inc.	148,995
13,285	Genworth Financial, Inc.(b)	92,729
6,410	Hartford Financial Services Group, Inc. (The)	249,349

		491,073

	Multi-Sector Holdings - 0.4%
2,214	FNFV Group(b)	27,454

	Property & Casualty Insurance - 40.6%
6,903	Allstate Corp. (The)	481,760
1,960	Arch Capital Group Ltd.(b)	113,621
3,674	Axis Capital Holdings Ltd.	187,007
2,888	Chubb Corp. (The)	282,735
3,661	Cincinnati Financial Corp.	184,917
7,769	FNF Group	272,692
10,205	MBIA, Inc.(b)	81,844
6,586	Progressive Corp. (The)	170,907
6,131	Travelers Cos., Inc. (The)	630,389
6,891	XL Group PLC	237,671

		2,643,543

	Reinsurance - 1.9%
737	Everest Re Group Ltd.	126,307

	Thrifts & Mortgage Finance - 3.8%
28,783	MGIC Investment Corp.(b)	245,231

	Total Common Stocks (Cost $6,116,344)	6,511,007

	Money Market Fund - 0.0%
135	Invesco Premier Portfolio – Institutional Class(c) (Cost $135)	135

	Total Investments (Cost $6,116,479)(d)-99.9%	6,511,142
	Other assets less liabilities-0.1%	3,541

	Net Assets-100.0%	$6,514,683

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $6,117,693. The net unrealized appreciation was $393,449 which consisted of aggregate gross unrealized appreciation of $663,226 and aggregate gross unrealized depreciation of $269,777.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.9%
	Diversified - 18.6%
360,553	First Potomac Realty Trust	$4,615,078
497,538	Lexington Realty Trust	5,676,909
124,061	Liberty Property Trust	4,999,658
242,953	One Liberty Properties, Inc.	5,954,778
139,569	Washington Real Estate Investment Trust	4,007,026

		25,253,449

	Health Care - 26.9%
47,815	Health Care REIT, Inc.	3,918,439
139,569	Healthcare Realty Trust, Inc.	4,199,631
401,907	Medical Properties Trust, Inc.	6,177,311
118,892	OMEGA Healthcare Investors, Inc.	5,214,603
168,000	Sabra Health Care REIT, Inc.	5,493,600
273,969	Senior Housing Properties Trust	6,380,738
95,631	Universal Health Realty Income Trust	5,138,254

		36,522,576

	Hotel & Resort - 7.0%
177,046	Hospitality Properties Trust	5,769,929
290,769	Summit Hotel Properties, Inc.	3,727,659

		9,497,588

	Industrial - 1.2%
62,031	STAG Industrial, Inc., Class A	1,625,212

	Office - 14.8%
215,815	Brandywine Realty Trust	3,584,687
118,892	Corporate Office Properties Trust	3,566,760
283,015	Government Properties Income Trust	6,452,742
77,538	Highwoods Properties, Inc.	3,644,286
148,615	Mack-Cali Realty Corp.	2,899,479

		20,147,954

	Residential - 3.1%
62,031	Sun Communities, Inc.	4,201,360

	Retail - 26.8%
164,123	Agree Realty Corp.	5,685,221
249,415	CBL & Associates Properties, Inc.	5,142,937
352,799	Excel Trust, Inc.	4,953,298
139,569	Inland Real Estate Corp.	1,588,295
115,015	Kite Realty Group Trust	3,514,858
95,631	National Retail Properties, Inc.	4,096,832
129,231	Pennsylvania Real Estate Investment Trust	3,092,498
209,354	Ramco-Gershenson Properties Trust	4,097,058
175,754	Urstadt Biddle Properties, Inc., Class A	4,130,219

		36,301,216

	Specialized - 1.5%
31,015	EPR Properties	2,017,836

	Total Investments (Cost $121,569,750)(b)-99.9%	135,567,191
	Other assets less liabilities-0.1%	110,062

	Net Assets-100.0%	$135,677,253

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $122,813,511. The net unrealized appreciation was $12,753,680 which consisted of aggregate gross unrealized appreciation of $14,536,724 and aggregate gross unrealized depreciation of $1,783,044.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 11.1%
8,021	American Financial Group, Inc.	$465,539
8,198	HCC Insurance Holdings, Inc.	437,281
7,196	Kemper Corp.	251,212

		1,154,032

	Property & Casualty Insurance - 66.6%
11,029	Allied World Assurance Co. Holdings AG	426,491
12,150	Allstate Corp. (The)	847,948
8,375	Arch Capital Group Ltd.(b)	485,499
8,552	Aspen Insurance Holdings Ltd.	370,473
9,378	Axis Capital Holdings Ltd.	477,340
7,844	Chubb Corp. (The)	767,928
5,780	Hanover Insurance Group, Inc. (The)	398,820
4,659	Mercury General Corp.	266,262
8,198	ProAssurance Corp.	363,745
30,906	Progressive Corp. (The)	802,011
2,536	RLI Corp.	118,964
10,498	Selective Insurance Group, Inc.	271,058
8,493	Travelers Cos., Inc. (The)	873,250
9,201	W.R. Berkley Corp.	450,757

		6,920,546

	Reinsurance - 22.3%
7,962	Endurance Specialty Holdings Ltd.	486,638
2,477	Everest Re Group Ltd.	424,508
8,316	Montpelier Re Holdings Ltd. (Bermuda)	292,141
2,831	PartnerRe Ltd.	323,866
3,716	Platinum Underwriters Holdings Ltd.	274,352
2,713	RenaissanceRe Holdings Ltd.	259,444
6,370	Validus Holdings Ltd.	252,571

		2,313,520

	Total Common Stocks (Cost $8,844,863)	10,388,098

	Money Market Fund - 0.0%
1,955	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,955)	1,955

	Total Investments (Cost $8,846,818)(d)-100.0%	10,390,053
	Other assets less liabilities-(0.0)%	(3,129)

	Net Assets-100.0%	$10,386,924

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,855,423. The net unrealized appreciation was $1,534,630 which consisted of aggregate gross unrealized appreciation of $1,574,360 and aggregate gross unrealized depreciation of $39,730.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 94.9%
34,415	Associated Banc-Corp.	$578,516
36,518	BancorpSouth, Inc.	724,882
7,839	Bank of Hawaii Corp.	442,590
11,089	BOK Financial Corp.	600,026
47,034	Boston Private Financial Holdings, Inc.	517,374
25,811	Cathay General Bancorp	616,625
9,942	City Holding Co.	420,845
7,265	City National Corp.	629,803
30,018	Columbia Banking System, Inc.	763,358
13,957	Community Bank System, Inc.	469,374
40,534	CVB Financial Corp.	592,202
16,825	East West Bancorp, Inc.	608,728
61,948	F.N.B. Corp.	743,376
51,049	First Commonwealth Financial Corp.	402,777
31,930	First Financial Bancorp	527,484
22,179	First Financial Bankshares, Inc.	547,821
55,447	First Horizon National Corp.	720,256
41,107	First Midwest Bancorp, Inc.	633,048
118,542	First Niagara Financial Group, Inc.	962,561
38,813	FirstMerit Corp.	635,951
35,754	Fulton Financial Corp.	398,657
23,708	Glacier Bancorp, Inc.	527,977
11,663	Hancock Holding Co.	304,521
5,353	IBERIABANK Corp.	292,327
89,097	Investors Bancorp, Inc.	980,958
26,385	MB Financial, Inc.	749,598
51,241	National Penn Bancshares, Inc.	497,038
49,711	Old National Bancorp	666,624
21,605	PacWest Bancorp	923,722
4,971	Park National Corp.	399,718
16,825	Pinnacle Financial Partners, Inc.	604,690
22,179	PrivateBancorp, Inc.	672,911
11,854	Prosperity Bancshares, Inc.	542,795
15,487	S&T Bancorp, Inc.	425,738
7,457	Signature Bank(b)	873,438
10,516	SVB Financial Group(b)	1,187,256
29,635	Synovus Financial Corp.	763,694
25,047	TCF Financial Corp.	368,191
19,120	Texas Capital Bancshares, Inc.(b)	781,052
17,208	Trustmark Corp.	367,563
6,883	UMB Financial Corp.	333,963
71,507	Umpqua Holdings Corp.	1,109,074
21,414	United Bankshares, Inc.	724,007
53,535	Valley National Bancorp	486,098
27,723	Webster Financial Corp.	846,383
7,265	Westamerica Bancorp.	295,540
18,164	Wintrust Financial Corp.	789,589

		29,050,719

	Thrifts & Mortgage Finance - 5.1%
50,285	Brookline Bancorp, Inc.	482,736
32,121	Provident Financial Services, Inc.	557,621
25,811	Washington Federal, Inc.	512,606

		1,552,963

	Total Common Stocks (Cost $32,723,072)	30,603,682

	Money Market Fund - 0.0%
8,387	Invesco Premier Portfolio – Institutional Class(c) (Cost $8,387)	8,387
	Total Investments (Cost $32,731,459)(d)-100.0%	$30,612,069
	Other assets less liabilities-0.0%	5,677

	Net Assets-100.0%	$30,617,746

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,867,824. The net unrealized depreciation was $2,255,755 which consisted of aggregate gross unrealized appreciation of $735,161 and aggregate gross unrealized depreciation of $2,990,916.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NYSE Century Portfolio (NYCC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.0%
	Consumer Discretionary - 11.3%
247	Abercrombie & Fitch Co.	$6,303
223	Brown Shoe Co., Inc.	6,331
137	Brunswick Corp.	7,436
82	Carter’s, Inc.	6,682
203	Cooper Tire & Rubber Co.	7,062
114	Core-Mark Holding Co., Inc.	7,602
320	Dana Holding Corp.	6,678
128	Foot Locker, Inc.	6,812
457	Ford Motor Co.	6,722
218	Gannett Co., Inc.	6,760
205	General Motors Co.	6,687
248	Goodyear Tire & Rubber Co. (The)	6,012
8	Graham Holdings Co., Class B	7,483
63	Hanesbrands, Inc.	7,017
107	Harley-Davidson, Inc.	6,602
339	Houghton Mifflin Harcourt Co.(b)	6,672
340	Interpublic Group of Cos., Inc. (The)	6,780
1,094	J.C. Penney Co., Inc.(b)	7,953
117	John Wiley & Sons, Inc., Class A	7,249
145	Johnson Controls, Inc.	6,738
129	Lands’ End, Inc.(b)	4,475
165	Leggett & Platt, Inc.	7,034
109	Macy’s, Inc.	6,963
93	Madison Square Garden Co. (The), Class A(b)	7,045
408	Media General, Inc.(b)	5,834
128	Meredith Corp.	6,664
526	New York Times Co. (The), Class A	6,622
185	Newell Rubbermaid, Inc.	6,821
91	Nordstrom, Inc.	6,934
810	Office Depot, Inc.(b)	6,156
55	PVH Corp.	6,064
93	Scripps Networks Interactive, Inc., Class A	6,611
221	Sears Holdings Corp.(b)	7,037
306	Service Corp. International	6,925
254	Sinclair Broadcast Group, Inc., Class A	6,284
162	Sotheby’s	6,893
94	Target Corp.	6,919
128	Tempur Sealy International, Inc.(b)	7,044
65	Tiffany & Co.	5,632
69	TRW Automotive Holdings Corp.(b)	7,119
94	VF Corp.	6,521
37	Whirlpool Corp.	7,366
237	Wolverine World Wide, Inc.	6,672

		289,216

	Consumer Staples - 11.1%
142	Altria Group, Inc.	7,540
133	Archer-Daniels-Midland Co.	6,202
741	Avon Products, Inc.	5,735
79	Brown-Forman Corp., Class B	7,021
78	Bunge Ltd.	6,983
158	Campbell Soup Co.	7,227
89	Church & Dwight Co., Inc.	7,202
68	Clorox Co. (The)	7,256
165	Coca-Cola Co. (The)	6,793
156	Coca-Cola Enterprises, Inc.	6,568
101	Colgate-Palmolive Co.	6,819
192	ConAgra Foods, Inc.	6,803
340	Coty, Inc., Class A(b)	6,467
73	CVS Health Corp.	7,166

392	Darling Ingredients, Inc.(b)	$6,656
99	Dr Pepper Snapple Group, Inc.	7,650
211	Fresh Del Monte Produce, Inc.	7,096
131	General Mills, Inc.	6,875
67	Hershey Co. (The)	6,848
133	Hormel Foods Corp.	6,812
82	Ingredion, Inc.	6,612
69	J.M. Smucker Co. (The)	7,117
106	Kellogg Co.	6,951
61	Kimberly-Clark Corp.	6,586
110	Kroger Co. (The)	7,595
114	Lorillard, Inc.	7,480
95	McCormick & Co., Inc.	6,782
71	Mead Johnson Nutrition Co.	6,993
93	Molson Coors Brewing Co., Class B	7,061
190	Mondelez International, Inc.	6,696
75	PepsiCo, Inc.	7,033
85	Philip Morris International, Inc.	6,820
78	Procter & Gamble Co. (The)	6,575
108	Reynolds American, Inc.	7,339
228	Snyders-Lance, Inc.	6,633
73	Spectrum Brands Holdings, Inc.	6,547
229	Tootsie Roll Industries, Inc., Class A	7,142
81	TreeHouse Foods, Inc.(b)	7,347
328	Vector Group Ltd.	7,341
94	Walgreens Boots Alliance, Inc.	6,932
148	Weis Markets, Inc.	6,783

		284,084

	Energy - 4.0%
273	Antero Midstream Partners LP(b)	6,402
93	Buckeye Partners LP	6,768
142	Cameron International Corp.(b)	6,359
63	Chevron Corp.	6,459
202	CONSOL Energy, Inc.	5,848
183	CVR Energy, Inc.	7,013
94	EQT Corp.	6,997
76	Exxon Mobil Corp.	6,644
146	FMC Technologies, Inc.(b)	5,472
248	Marathon Oil Corp.	6,597
106	National Oilwell Varco, Inc.	5,770
142	ONEOK, Inc.	6,252
898	Peabody Energy Corp.	5,594
301	Regency Energy Partners LP	7,724
183	SM Energy Co.	6,921
155	Williams Cos., Inc. (The)	6,798

		103,618

	Financials - 23.0%
177	Alexander & Baldwin, Inc.	6,772
75	American Express Co.	6,052
117	American Financial Group, Inc.	6,791
63	American National Insurance Co.	6,554
53	Ameriprise Financial, Inc.	6,622
104	Assurant, Inc.	6,605
526	Astoria Financial Corp.	6,433
309	BancorpSouth, Inc.	6,134
392	Bank of America Corp.	5,939
119	Bank of Hawaii Corp.	6,719
175	Bank of New York Mellon Corp. (The)	6,300
187	Bank of the Ozarks, Inc.	6,064
180	BB&T Corp.	6,352
47	Berkshire Hathaway, Inc., Class B(b)	6,764
117	BOK Financial Corp.	6,331
546	Capitol Federal Financial, Inc.	6,803
202	CBRE Group, Inc.(b)	6,533
69	Chubb Corp. (The)	6,755
146	CIT Group, Inc.	6,398
132	Citigroup, Inc.	6,197
79	CME Group, Inc., Class A	6,739
186	CNA Financial Corp.	7,247
150	Comerica, Inc.	6,225
161	Commerce Bancshares, Inc.	6,440
99	Cullen/Frost Bankers, Inc.	6,168

Schedule of Investments(a)

525	F.N.B. Corp.	$6,300
344	Fifth Third Bancorp	5,951
207	First American Financial Corp.	7,042
28	First Citizens BancShares, Inc., Class A	6,833
231	First Financial Bankshares, Inc.	5,706
510	First Horizon National Corp.	6,625
838	First Niagara Financial Group, Inc.	6,805
370	FirstMerit Corp.	6,062
201	FNF Group	7,055
838	Genworth Financial, Inc.	5,849
36	Goldman Sachs Group, Inc. (The)	6,207
228	Hancock Holding Co.	5,953
98	Hanover Insurance Group, Inc. (The)	6,762
168	Hartford Financial Services Group, Inc. (The)	6,535
694	Hudson City Bancorp, Inc.	6,225
662	Huntington Bancshares, Inc.	6,633
108	IBERIABANK Corp.	5,898
32	IntercontinentalExchange, Inc.	6,583
113	JPMorgan Chase & Co.	6,145
503	KeyCorp	6,534
309	KKR & Co. LP	7,419
133	Lamar Advertising Co., Class A REIT	7,451
141	Lazard Ltd., Class A	6,458
130	Legg Mason, Inc.	7,207
313	Leucadia National Corp.	7,096
121	Lincoln National Corp.	6,048
57	M&T Bank Corp.	6,450
124	Marsh & McLennan Cos., Inc.	6,667
215	MB Financial, Inc.	6,108
79	McGraw Hill Financial, Inc.	7,066
130	MetLife, Inc.	6,045
73	Moody’s Corp.	6,667
669	National Penn Bancshares, Inc.	6,489
267	NBT Bancorp, Inc.	6,144
435	New York Community Bancorp, Inc.	6,721
105	Northern Trust Corp.	6,865
559	Northwest Bancshares, Inc.	6,596
472	Old National Bancorp	6,330
481	Old Republic International Corp.	6,753
79	Park National Corp.	6,352
460	People’s United Financial, Inc.	6,472
78	PNC Financial Services Group, Inc. (The)	6,594
207	Popular, Inc.(b)	6,382
165	Potlatch Corp. REIT	6,577
136	Principal Financial Group, Inc.	6,382
388	Provident Financial Services, Inc.	6,736
79	Prudential Financial, Inc.	5,995
660	Regions Financial Corp.	5,742
121	Saul Centers, Inc. REIT	6,908
106	South State Corp.	6,329
89	State Street Corp.	6,364
491	Sterling Bancorp	6,471
138	Stifel Financial Corp.(b)	6,507
166	SunTrust Banks, Inc.	6,378
257	Synovus Financial Corp.	6,623
128	Torchmark Corp.	6,409
67	Travelers Cos., Inc. (The)	6,889
284	Trustmark Corp.	6,066
155	U.S. Bancorp	6,496
122	UMB Financial Corp.	5,919
291	Union Bankshares Corp.	5,820
200	Unum Group	6,212
127	Wells Fargo & Co.	6,594
193	Weyerhaeuser Co. REIT	6,919
158	Willis Group Holdings PLC	6,841
247	Zions Bancorporation	5,918

		589,115

	Health Care - 5.6%
158	Abbott Laboratories	7,072
79	Aetna, Inc.	7,254
77	AmerisourceBergen Corp.	7,319

51	Becton, Dickinson and Co.	$7,042
119	Bristol-Myers Squibb Co.	7,172
42	C.R. Bard, Inc.	7,183
68	Cigna Corp.	7,264
132	DENTSPLY International, Inc.	6,603
103	Eli Lilly & Co.	7,416
168	Halyard Health, Inc.(b)	7,488
68	Johnson & Johnson	6,810
66	Laboratory Corp. of America Holdings(b)	7,575
34	McKesson Corp.	7,230
123	Merck & Co., Inc.	7,414
200	Owens & Minor, Inc.	6,846
146	Patterson Cos., Inc.	7,313
43	Perrigo Co. PLC	6,525
230	Pfizer, Inc.	7,188
81	Sirona Dental Systems, Inc.(b)	7,308
56	Thermo Fisher Scientific, Inc.	7,012

		143,034

	Industrials - 19.4%
43	3M Co.	6,979
125	A.O. Smith Corp.	7,426
241	ABM Industries, Inc.	6,958
256	Actuant Corp.	5,916
229	AECOM(b)	5,821
187	Albany International Corp., Class A	6,382
127	Allegion PLC	6,859
140	Armstrong World Industries, Inc.(b)	7,098
231	Babcock & Wilcox Co. (The)	6,290
190	Barnes Group, Inc.	6,527
259	Brady Corp., Class A	6,778
290	Brink’s Co. (The)	6,499
93	C.H. Robinson Worldwide, Inc.	6,624
165	Chicago Bridge & Iron Co. NV	5,694
105	CLARCOR, Inc.	6,566
135	Colfax Corp.(b)	6,117
119	Crane Co.	7,253
193	CSX Corp.	6,427
79	Deere & Co.	6,730
113	Deluxe Corp.	7,337
181	Donaldson Co., Inc.	6,617
58	Dun & Bradstreet Corp. (The)	6,676
102	Eaton Corp. PLC	6,435
113	Emerson Electric Co.	6,434
87	Equifax, Inc.	7,348
120	Flowserve Corp.	6,539
116	Fluor Corp.	6,216
99	G&K Services, Inc.	6,940
120	GATX Corp.	6,858
385	GenCorp, Inc.(b)	6,468
51	General Dynamics Corp.	6,794
281	General Electric Co.	6,713
80	Genesee & Wyoming, Inc., Class A(b)	6,596
368	Harsco Corp.	5,432
234	Herman Miller, Inc.	6,798
71	Honeywell International, Inc.	6,941
66	Hubbell, Inc., Class B	6,999
63	Huntington Ingalls Industries, Inc.	7,346
75	Illinois Tool Works, Inc.	6,982
111	Ingersoll-Rand PLC	7,370
146	Joy Global, Inc.	6,123
58	Kansas City Southern	6,385
412	KBR, Inc.	6,810
74	Lennox International, Inc.	7,275
101	Lincoln Electric Holdings, Inc.	6,859
37	Lockheed Martin Corp.	6,970
311	Manitowoc Co., Inc. (The)	5,816
147	Matthews International Corp.	6,811
72	Middleby Corp. (The)(b)	6,841
131	MSA Safety, Inc.	5,719
207	Mueller Industries, Inc.	6,498
208	Navistar International Corp.(b)	6,119
156	Nielsen NV	6,795

Schedule of Investments(a)

89	Nordson Corp.	$6,485
65	Norfolk Southern Corp.	6,628
261	NOW, Inc.(b)	6,512
102	PACCAR, Inc.	6,131
416	R.R. Donnelley & Sons Co.	6,852
63	Rockwell Automation, Inc.	6,862
81	SPX Corp.	6,769
75	Stanley Black & Decker, Inc.	7,024
384	Steelcase, Inc., Class A	6,482
96	Tennant Co.	6,260
161	Timken Co. (The)	6,120
111	Toro Co. (The)	7,205
62	Towers Watson & Co.	7,347
297	Tutor Perini Corp.(b)	6,448
59	Union Pacific Corp.	6,915
63	United Parcel Service, Inc., Class B	6,227
61	United Technologies Corp.	7,002
251	USG Corp.(b)	7,643
67	WABCO Holdings, Inc.(b)	6,376
81	Wabtec Corp.	6,759
112	Watts Water Technologies, Inc., Class A	6,567
141	Woodward, Inc.	6,290

		498,708

	Information Technology - 3.1%
89	Belden, Inc.	7,382
263	Booz Allen Hamilton Holding Corp., Class A	7,656
220	CoreLogic, Inc.(b)	7,304
305	Corning, Inc.	7,250
202	Diebold, Inc.	6,302
97	Harris Corp.	6,512
45	International Business Machines Corp.	6,899
239	NCR Corp.(b)	6,070
88	Rogers Corp.(b)	6,500
240	Unisys Corp.(b)	5,263
393	Western Union Co. (The)	6,681
501	Xerox Corp.	6,598

		80,417

	Materials - 10.0%
448	Alcoa, Inc.	7,011
201	Allegheny Technologies, Inc.	5,735
265	Axalta Coating Systems Ltd.(b)	6,803
101	Ball Corp.	6,396
154	Bemis Co., Inc.	6,822
161	Cabot Corp.	6,828
145	Carpenter Technology Corp.	5,501
284	Chemtura Corp.	6,188
1,070	Cliffs Natural Resources, Inc.	6,869
434	Commercial Metals Co.	5,824
136	Crown Holdings, Inc.(b)	6,026
173	Domtar Corp.	6,626
154	Dow Chemical Co. (The)	6,955
95	E.I. du Pont de Nemours & Co.	6,765
123	FMC Corp.	7,073
147	Greif, Inc., Class A	5,615
155	H.B. Fuller Co.	6,378
2,585	Hecla Mining Co.	8,505
69	International Flavors & Fragrances, Inc.	7,322
131	International Paper Co.	6,899
157	MeadWestvaco Corp.	7,894
59	Monsanto Co.	6,961
17	NewMarket Corp.	7,644
144	Nucor Corp.	6,286
305	Olin Corp.	7,646
259	Owens-Illinois, Inc.(b)	6,048
272	P.H. Glatfelter Co.	6,221
91	Packaging Corp. of America	6,902
31	PPG Industries, Inc.	6,909
55	Praxair, Inc.	6,632
115	Scotts Miracle-Gro Co. (The)	7,294
113	Sensient Technologies Corp.	6,893
27	Sherwin-Williams Co. (The)	7,324

159	Sonoco Products Co.	$7,028
263	United States Steel Corp.	6,428
81	Valspar Corp. (The)	6,758
106	Vulcan Materials Co.	7,474
73	W.R. Grace & Co.(b)	6,328

		256,811

	Telecommunication Services - 1.1%
212	AT&T, Inc.	6,979
250	Consolidated Communications Holdings, Inc.	5,820
142	Level 3 Communications, Inc.(b)	7,063
1,679	Sprint Corp.(b)	7,220

		27,082

	Utilities - 11.4%
125	AGL Resources, Inc.	7,047
122	ALLETE, Inc.	6,911
148	Ameren Corp.	6,701
113	American Electric Power Co., Inc.	7,098
127	American Water Works Co., Inc.	7,130
122	Atmos Energy Corp.	6,943
190	Avista Corp.	7,055
131	Black Hills Corp.	6,571
297	CenterPoint Energy, Inc.	6,858
105	Consolidated Edison, Inc.	7,274
90	Dominion Resources, Inc.	6,920
83	Duke Energy Corp.	7,233
104	Edison International	7,088
168	El Paso Electric Co.	6,730
232	Empire District Electric Co. (The)	7,069
79	Entergy Corp.	6,913
183	Exelon Corp.	6,595
242	Great Plains Energy, Inc.	7,156
205	Hawaiian Electric Industries, Inc.	7,031
103	IDACORP, Inc.	6,995
88	Integrys Energy Group, Inc.	7,137
129	Laclede Group, Inc. (The)	6,935
148	MGE Energy, Inc.	6,793
99	National Fuel Gas Co.	6,280
160	NiSource, Inc.	6,922
136	Northwest Natural Gas Co.	6,788
121	NorthWestern Corp.	6,989
193	OGE Energy Corp.	6,790
160	ONE Gas, Inc.	7,070
218	Otter Tail Corp.	6,741
261	Pepco Holdings, Inc.	7,164
129	PG&E Corp.	7,586
102	Pinnacle West Capital Corp.	7,158
163	Public Service Enterprise Group, Inc.	6,957
116	South Jersey Industries, Inc.	6,757
139	Southern Co. (The)	7,050
334	TECO Energy, Inc.	7,124
179	UGI Corp.	6,621
154	UIL Holdings Corp.	7,084
147	Vectren Corp.	7,044
125	WGL Holdings, Inc.	7,063
190	Xcel Energy, Inc.	7,131

		292,502

	Total Common Stocks and Other Equity Interests (Cost $2,546,266)	2,564,587

	Money Market Fund - 0.0%
412	Invesco Premier Portfolio – Institutional Class(c) (Cost $412)	412

	Total Investments (Cost $2,546,678)(d)-100.0%	2,564,999
	Other assets less liabilities-(0.0)%	(401)

	Net Assets-100.0%	$2,564,598

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,547,000. The net unrealized appreciation was $17,999 which consisted of aggregate gross unrealized appreciation of $221,374 and aggregate gross unrealized depreciation of $203,375.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.0%
	Consumer Discretionary - 10.5%
520	Aaron’s, Inc.	$16,463
538	Abercrombie & Fitch Co.	13,730
100	Advance Auto Parts, Inc.	15,900
45	Amazon.com, Inc.(b)	15,954
240	AMC Networks, Inc., Class A(b)	16,008
460	Apollo Education Group, Inc.(b)	11,620
500	Aramark	15,660
1,200	Ascena Retail Group, Inc.(b)	13,872
260	AutoNation, Inc.(b)	15,501
22	AutoZone, Inc.(b)	13,133
200	Bed Bath & Beyond, Inc.(b)	14,954
400	Best Buy Co., Inc.	14,080
380	Big Lots, Inc.	17,446
280	BorgWarner, Inc.	15,123
260	Brinker International, Inc.	15,192
280	Cabela’s, Inc.(b)	15,386
740	Cablevision Systems Corp., Class A	14,001
240	CarMax, Inc.(b)	14,904
340	Carnival Corp.	14,947
180	Carter’s, Inc.	14,668
280	CBS Corp., Class B	15,347
90	Charter Communications, Inc.(b)	13,600
918	Chico’s FAS, Inc.	15,312
22	Chipotle Mexican Grill, Inc.(b)	15,617
260	Choice Hotels International, Inc.	14,937
420	Cinemark Holdings, Inc.	15,612
1,560	Clear Channel Outdoor Holdings, Inc., Class A	14,118
418	Coach, Inc.	15,546
260	Comcast Corp., Class A	13,818
340	CST Brands, Inc.	14,654
620	D.R. Horton, Inc.	15,203
260	Darden Restaurants, Inc.	15,959
160	Deckers Outdoor Corp.(b)	10,568
320	DeVry Education Group, Inc.	13,571
300	Dick’s Sporting Goods, Inc.	15,495
126	Dillard’s, Inc., Class A	14,314
180	DIRECTV(b)	15,351
440	Discovery Communications, Inc., Class A(b)	12,754
440	Discovery Communications, Inc., Class C(b)	12,267
212	DISH Network Corp., Class A(b)	14,914
220	Dollar General Corp.(b)	14,753
220	Dollar Tree, Inc.(b)	15,642
160	Domino’s Pizza, Inc.	15,848
692	DreamWorks Animation SKG, Inc., Class A(b)	12,920
400	DSW, Inc., Class A	14,224
320	Dunkin’ Brands Group, Inc.	15,139
160	Expedia, Inc.	13,749
180	Family Dollar Stores, Inc.	13,698
260	Foot Locker, Inc.	13,837
1,020	Ford Motor Co.	15,004
140	Fossil Group, Inc.(b)	13,692
458	GameStop Corp., Class A	16,145
480	Gannett Co., Inc.	14,885
360	Gap, Inc. (The)	14,828
280	Garmin Ltd.	14,661
460	General Motors Co.	15,005
818	Gentex Corp.	13,653
140	Genuine Parts Co.	13,012

1,212	GNC Holdings, Inc.	$53,740
540	Goodyear Tire & Rubber Co. (The)	13,090
240	GoPro, Inc., Class A(b)	11,940
20	Graham Holdings Co., Class B	18,706
3,290	Groupon, Inc., Class A(b)	23,556
460	H&R Block, Inc.	15,769
140	Hanesbrands, Inc.	15,593
220	Harley-Davidson, Inc.	13,574
140	Harman International Industries, Inc.	18,148
260	Hasbro, Inc.	14,279
580	Hilton Worldwide Holdings, Inc.(b)	15,063
147	Home Depot, Inc. (The)	15,350
260	Hyatt Hotels Corp., Class A(b)	14,628
858	International Game Technology	14,517
752	Interpublic Group of Cos., Inc. (The)	14,995
2,278	J.C. Penney Co., Inc.(b)	16,561
320	Jarden Corp.(b)	15,366
240	John Wiley & Sons, Inc., Class A	14,870
320	Johnson Controls, Inc.	14,870
500	Kate Spade & Co.(b)	15,765
260	Kohl’s Corp.	15,527
180	L Brands, Inc.	15,233
280	Las Vegas Sands Corp.	15,224
160	Lear Corp.	16,056
340	Leggett & Platt, Inc.	14,494
340	Lennar Corp., Class A	15,269
300	Liberty Broadband Corp., Class A(b)	13,341
300	Liberty Broadband Corp., Class C(b)	13,320
520	Liberty Interactive Corp., Series A(b)	14,227
432	Liberty Media Corp., Series A(b)	14,710
432	Liberty Media Corp., Series C(b)	14,740
580	Liberty TripAdvisor Holdings, Inc., Series A(b)	13,885
400	Liberty Ventures, Class A(b)	14,940
460	Lions Gate Entertainment Corp.	13,216
580	Live Nation Entertainment, Inc.(b)	13,787
540	LKQ Corp.(b)	13,937
220	Lowe’s Cos., Inc.	14,907
240	Macy’s, Inc.	15,331
200	Madison Square Garden Co. (The), Class A(b)	15,150
180	Marriott International, Inc.	13,410
478	Mattel, Inc.	12,858
160	McDonald’s Corp.	14,790
760	MGM Resorts International(b)	14,805
180	Michael Kors Holdings Ltd.(b)	12,742
620	Michaels Cos., Inc. (The)(b)	15,996
100	Mohawk Industries, Inc.(b)	16,504
180	Morningstar, Inc.	11,986
220	Murphy USA, Inc.(b)	15,358
43	Netflix, Inc.(b)	18,997
420	Newell Rubbermaid, Inc.	15,485
980	News Corp., Class A(b)	14,592
160	NIKE, Inc., Class B	14,760
200	Nordstrom, Inc.	15,240
320	Norwegian Cruise Line Holdings Ltd.(b)	14,003
19	NVR, Inc.(b)	23,830
200	Omnicom Group, Inc.	14,560
80	O’Reilly Automotive, Inc.(b)	14,989
86	Panera Bread Co., Class A(b)	14,780
300	Penske Automotive Group, Inc.	14,505
180	PetSmart, Inc.	14,707
100	Polaris Industries, Inc.	14,459
19	Priceline Group, Inc. (The)(b)	19,180
720	PulteGroup, Inc.	14,825
120	PVH Corp.	13,231
80	Ralph Lauren Corp., Class A	13,351
720	Regal Entertainment Group, Class A	15,235
400	Restaurant Brands International, Inc. (Canada)(b)	15,472
160	Ross Stores, Inc.	14,674
180	Royal Caribbean Cruises Ltd.	13,599

Schedule of Investments(a)

480	Sally Beauty Holdings, Inc.(b)	$14,918
180	Scripps Networks Interactive, Inc., Class A	12,796
460	Sears Holdings Corp.(b)	14,646
938	SeaWorld Entertainment, Inc.	16,424
660	Service Corp. International	14,936
558	ServiceMaster Global Holdings, Inc.(b)	15,769
120	Signet Jewelers Ltd.	14,533
4,318	Sirius XM Holdings, Inc.(b)	15,329
352	Six Flags Entertainment Corp.	15,122
838	Staples, Inc.	14,288
180	Starbucks Corp.	15,755
180	Starwood Hotels & Resorts Worldwide, Inc.	12,955
520	Starz, Class A(b)	15,350
200	Target Corp.	14,722
840	Taylor Morrison Home Corp., Class A(b)	14,927
280	Tempur Sealy International, Inc.(b)	15,408
80	Tesla Motors, Inc.(b)	16,288
280	Thomson Reuters Corp.	10,752
272	Thor Industries, Inc.	15,327
140	Tiffany & Co.	12,130
100	Time Warner Cable, Inc.	13,613
180	Time Warner, Inc.	14,027
220	TJX Cos., Inc. (The)	14,507
460	Toll Brothers, Inc.(b)	15,925
180	Tractor Supply Co.	14,611
200	TripAdvisor, Inc.(b)	13,402
140	TRW Automotive Holdings Corp.(b)	14,444
240	Tupperware Brands Corp.	16,226
400	Twenty-First Century Fox, Inc., Class A	13,264
120	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	15,833
220	Under Armour, Inc., Class A(b)	15,858
440	Urban Outfitters, Inc.(b)	15,338
200	VF Corp.	13,874
200	Viacom, Inc., Class B	12,884
160	Visteon Corp.(b)	15,512
160	Walt Disney Co. (The)	14,554
1,692	Wendy’s Co. (The)	17,834
80	Whirlpool Corp.	15,926
200	Williams-Sonoma, Inc.	15,650
180	Wyndham Worldwide Corp.	15,082
100	Wynn Resorts Ltd.	14,795
200	Yum! Brands, Inc.	14,456
620	zulily, Inc., Class A(b)	11,470

		2,560,251

	Consumer Staples - 11.1%
1,078	Altria Group, Inc.	57,242
1,078	Archer-Daniels-Midland Co.	50,267
1,580	Avon Products, Inc.	12,229
620	Brown-Forman Corp., Class B	55,099
600	Bunge Ltd.	53,718
1,240	Campbell Soup Co.	56,718
700	Church & Dwight Co., Inc.	56,644
522	Clorox Co. (The)	55,703
1,312	Coca-Cola Co. (The)	54,015
1,260	Coca-Cola Enterprises, Inc.	53,046
780	Colgate-Palmolive Co.	52,666
1,452	ConAgra Foods, Inc.	51,444
594	Constellation Brands, Inc., Class A(b)	65,607
100	Costco Wholesale Corp.	14,299
758	Coty, Inc., Class A(b)	14,417
580	CVS Health Corp.	56,933
760	Dr Pepper Snapple Group, Inc.	58,725
420	Energizer Holdings, Inc.	53,764
200	Estee Lauder Cos., Inc. (The), Class A	14,118
2,898	Flowers Foods, Inc.	56,685
1,040	General Mills, Inc.	54,579
960	Hain Celestial Group, Inc. (The)(b)	50,659
1,418	Herbalife Ltd.	43,221
540	Hershey Co. (The)	55,193
1,060	Hormel Foods Corp.	54,293
660	Ingredion, Inc.	53,222
540	J.M. Smucker Co. (The)	55,701

820	Kellogg Co.	$53,776
400	Keurig Green Mountain, Inc.	49,024
480	Kimberly-Clark Corp.	51,821
900	Kraft Foods Group, Inc.	58,806
860	Kroger Co. (The)	59,383
860	Lorillard, Inc.	56,425
740	McCormick & Co., Inc.	52,829
560	Mead Johnson Nutrition Co.	55,154
740	Molson Coors Brewing Co., Class B	56,188
1,472	Mondelez International, Inc.	51,873
500	Monster Beverage Corp.(b)	58,475
360	Nu Skin Enterprises, Inc.	14,753
580	PepsiCo, Inc.	54,392
661	Philip Morris International, Inc.	53,039
1,640	Pilgrim’s Pride Corp.	44,526
1,552	Pinnacle Foods, Inc.	55,825
600	Procter & Gamble Co. (The)	50,574
840	Reynolds American, Inc.	57,078
9,108	Rite Aid Corp.(b)	63,574
560	Spectrum Brands Holdings, Inc.	50,221
1,712	Sprouts Farmers Market, Inc.(b)	62,334
1,338	Sysco Corp.	52,409
1,340	Tyson Foods, Inc., Class A	52,314
738	Walgreens Boots Alliance, Inc.	54,428
180	Wal-Mart Stores, Inc.	15,296
1,578	WhiteWave Foods Co. (The)(b)	52,027
1,100	Whole Foods Market, Inc.	57,305

		2,704,056

	Energy - 11.0%
440	Anadarko Petroleum Corp.	35,970
780	Antero Resources Corp.(b)	27,027
572	Apache Corp.	35,790
1,200	Atwood Oceanics, Inc.	34,296
580	Baker Hughes, Inc.	33,634
1,072	Cabot Oil & Gas Corp.	28,408
5,650	California Resources Corp.(b)	28,928
700	Cameron International Corp.(b)	31,346
520	Cheniere Energy, Inc.(b)	37,118
1,852	Chesapeake Energy Corp.	35,521
320	Chevron Corp.	32,810
320	Cimarex Energy Co.	33,024
4,150	Cobalt International Energy, Inc.(b)	37,848
380	Concho Resources, Inc.(b)	42,123
518	ConocoPhillips	32,624
960	CONSOL Energy, Inc.	27,792
998	Continental Resources, Inc.(b)	45,309
840	CVR Energy, Inc.	32,189
4,750	Denbury Resources, Inc.	32,775
600	Devon Energy Corp.	36,162
880	Diamond Offshore Drilling, Inc.	27,746
400	Dresser-Rand Group, Inc.(b)	32,032
460	Dril-Quip, Inc.(b)	34,146
838	Energen Corp.	53,146
380	EOG Resources, Inc.	33,831
4,278	EP Energy Corp., Class A(b)	44,277
420	EQT Corp.	31,265
380	Exxon Mobil Corp.	33,220
740	FMC Technologies, Inc.(b)	27,735
2,120	Frank’s International NV	34,704
1,020	Golar LNG Ltd. (Bermuda)	28,927
838	Gulfport Energy Corp.(b)	32,255
840	Halliburton Co.	33,592
540	Helmerich & Payne, Inc.	32,162
480	Hess Corp.	32,395
880	HollyFrontier Corp.	31,610
840	Kinder Morgan, Inc.	34,482
4,430	Kosmos Energy Ltd.(b)	38,851
4,192	Laredo Petroleum, Inc.(b)	41,123
1,278	Marathon Oil Corp.	33,995
400	Marathon Petroleum Corp.	37,036
1,758	Memorial Resource Development Corp.(b)	33,666
720	Murphy Oil Corp.	32,335

Schedule of Investments(a)

3,072	Nabors Industries Ltd.	$35,359
520	National Oilwell Varco, Inc.	28,304
1,358	Newfield Exploration Co.(b)	40,441
740	Noble Energy, Inc.	35,328
2,272	Oasis Petroleum, Inc.(b)	30,536
440	Occidental Petroleum Corp.	35,200
558	Oceaneering International, Inc.	29,217
738	Oil States International, Inc.(b)	30,310
732	ONEOK, Inc.	32,230
2,160	Patterson-UTI Energy, Inc.	37,066
1,240	PBF Energy, Inc., Class A	34,844
4,192	Peabody Energy Corp.	26,116
480	Phillips 66	33,754
240	Pioneer Natural Resources Co.	36,127
1,720	QEP Resources, Inc.	34,778
560	Range Resources Corp.	25,911
1,358	Rice Energy, Inc.(b)	23,195
1,560	Rowan Cos. PLC	32,947
2,578	RPC, Inc.	32,148
18,888	SandRidge Energy, Inc.(b)	26,632
400	Schlumberger Ltd.	32,956
2,938	Seadrill Ltd. (Norway)	31,554
6,330	Seventy Seven Energy, Inc.(b)	25,003
1,020	SM Energy Co.	38,576
1,120	Southwestern Energy Co.(b)	27,765
960	Spectra Energy Corp.	32,102
1,772	Superior Energy Services, Inc.	35,440
360	Targa Resources Corp.	31,259
420	Teekay Corp. (Bermuda)	17,779
440	Tesoro Corp.	35,961
652	Tidewater, Inc.	19,077
2,300	Ultra Petroleum Corp.(b)	29,325
1,052	Unit Corp.(b)	31,328
680	Valero Energy Corp.	35,958
1,240	Whiting Petroleum Corp.(b)	37,225
778	Williams Cos., Inc. (The)	34,123
680	World Fuel Services Corp.	33,300
3,032	WPX Energy, Inc.(b)	32,321

		2,676,720

	Financials - 10.3%
100	ACE Ltd.	10,796
60	Affiliated Managers Group, Inc.(b)	12,331
200	Aflac, Inc.	11,416
140	Alexandria Real Estate Equities, Inc. REIT	13,653
24	Alleghany Corp.(b)	10,610
320	Allied World Assurance Co. Holdings AG	12,374
172	Allstate Corp. (The)	12,004
520	Ally Financial, Inc.(b)	9,729
280	American Campus Communities, Inc. REIT	12,309
520	American Capital Agency Corp. REIT	11,206
129	American Express Co.	10,409
200	American Financial Group, Inc.	11,608
680	American Homes 4 Rent, Class A REIT	11,349
220	American International Group, Inc.	10,751
100	American National Insurance Co.	10,404
1,480	American Realty Capital Properties, Inc. REIT	13,712
120	American Tower Corp. REIT	11,634
100	Ameriprise Financial, Inc.	12,494
1,032	Annaly Capital Management, Inc. REIT	10,898
120	Aon PLC	10,806
320	Apartment Investment & Management Co. REIT	12,755
200	Arch Capital Group Ltd.(b)	11,594
240	Arthur J. Gallagher & Co.	10,663
240	Artisan Partners Asset Management, Inc., Class A	11,585
280	Aspen Insurance Holdings Ltd.	12,130
640	Associated Banc-Corp.	10,758
180	Assurant, Inc.	11,432
460	Assured Guaranty Ltd.	11,233
80	AvalonBay Communities, Inc. REIT	13,839

240	Axis Capital Holdings Ltd.	$12,216
680	Bank of America Corp.	10,302
200	Bank of Hawaii Corp.	11,292
280	Bank of New York Mellon Corp. (The)	10,080
418	BankUnited, Inc.	11,562
318	BB&T Corp.	11,222
80	Berkshire Hathaway, Inc., Class B(b)	11,513
540	BioMed Realty Trust, Inc. REIT	13,203
40	BlackRock, Inc.	13,620
200	BOK Financial Corp.	10,822
82	Boston Properties, Inc. REIT	11,382
740	Brandywine Realty Trust REIT	12,291
480	Brixmor Property Group, Inc. REIT	13,008
360	Brown & Brown, Inc.	11,106
160	Camden Property Trust REIT	12,328
140	Capital One Financial Corp.	10,249
618	CBL & Associates Properties, Inc. REIT	12,743
180	CBOE Holdings, Inc.	11,605
360	CBRE Group, Inc.(b)	11,642
400	Charles Schwab Corp. (The)	10,392
3,498	Chimera Investment Corp. REIT	10,984
120	Chubb Corp. (The)	11,748
220	Cincinnati Financial Corp.	11,112
260	CIT Group, Inc.	11,393
220	Citigroup, Inc.	10,329
472	Citizens Financial Group, Inc.	11,281
140	City National Corp.	12,137
140	CME Group, Inc., Class A	11,942
300	CNA Financial Corp.	11,688
460	Columbia Property Trust, Inc. REIT	11,256
260	Comerica, Inc.	10,790
278	Commerce Bancshares, Inc.	11,120
420	Corporate Office Properties Trust REIT	12,600
320	Corrections Corp. of America REIT	12,582
160	Crown Castle International Corp. REIT	13,842
160	Cullen/Frost Bankers, Inc.	9,968
64	DDR Corp. REIT	1,254
180	Digital Realty Trust, Inc. REIT	13,129
180	Discover Financial Services	9,788
420	Douglas Emmett, Inc. REIT	11,962
600	Duke Realty Corp. REIT	13,098
520	E*TRADE Financial Corp.(b)	11,986
300	East West Bancorp, Inc.	10,854
280	Eaton Vance Corp.	11,270
200	Endurance Specialty Holdings Ltd.	12,224
478	Equity Commonwealth REIT	12,595
240	Equity Lifestyle Properties, Inc. REIT	13,135
160	Equity Residential REIT	12,418
125	Erie Indemnity Co., Class A	10,832
60	Essex Property Trust, Inc. REIT	13,563
68	Everest Re Group Ltd.	11,654
200	Extra Space Storage, Inc. REIT	13,200
82	Federal Realty Investment Trust REIT	11,789
360	Federated Investors, Inc., Class B	11,380
598	Fifth Third Bancorp	10,345
880	First Horizon National Corp.	11,431
1,412	First Niagara Financial Group, Inc.	11,465
220	First Republic Bank	11,202
358	FNF Group	12,566
820	FNFV Group(b)	10,168
560	Forest City Enterprises, Inc., Class A(b)	13,720
220	Franklin Resources, Inc.	11,337
960	Fulton Financial Corp.	10,704
400	Gaming and Leisure Properties, Inc. REIT	13,052
420	General Growth Properties, Inc. REIT	12,676
1,498	Genworth Financial, Inc.(b)	10,456
60	Goldman Sachs Group, Inc. (The)	10,345
160	Hanover Insurance Group, Inc. (The)	11,040
280	Hartford Financial Services Group, Inc. (The)	10,892
220	HCC Insurance Holdings, Inc.	11,735
260	HCP, Inc. REIT	12,295

Schedule of Investments(a)

160	Health Care REIT, Inc. REIT	$13,112
458	Healthcare Trust of America, Inc. REIT	13,493
180	Home Properties, Inc. REIT	12,690
380	Hospitality Properties Trust REIT	12,384
486	Host Hotels & Resorts, Inc. REIT	11,124
100	Howard Hughes Corp. (The)(b)	13,063
1,200	Hudson City Bancorp, Inc.	10,764
1,138	Huntington Bancshares, Inc.	11,403
420	Interactive Brokers Group, Inc., Class A	12,865
60	IntercontinentalExchange, Inc.	12,344
300	Invesco Ltd.(c)	11,019
518	Iron Mountain, Inc. REIT	20,637
80	Jones Lang LaSalle, Inc.	11,766
200	JPMorgan Chase & Co.	10,876
872	KeyCorp	11,327
166	Kilroy Realty Corp. REIT	12,309
460	Kimco Realty Corp. REIT	12,719
278	Lamar Advertising Co., Class A REIT	15,573
240	Lazard Ltd., Class A	10,992
220	Legg Mason, Inc.	12,197
540	Leucadia National Corp.	12,242
320	Liberty Property Trust REIT	12,896
220	Lincoln National Corp.	10,996
300	Loews Corp.	11,478
272	LPL Financial Holdings, Inc.	11,193
100	M&T Bank Corp.	11,316
140	Macerich Co. (The) REIT	12,041
20	Markel Corp.(b)	13,667
200	Marsh & McLennan Cos., Inc.	10,754
1,260	MBIA, Inc.(b)	10,105
140	McGraw Hill Financial, Inc.	12,522
200	Mercury General Corp.	11,430
220	MetLife, Inc.	10,230
1,432	MFA Financial, Inc. REIT	11,227
160	Mid-America Apartment Communities, Inc. REIT	12,691
120	Moody’s Corp.	10,960
320	Morgan Stanley	10,819
240	MSCI, Inc.	12,917
240	NASDAQ OMX Group, Inc. (The)	10,944
300	National Retail Properties, Inc. REIT	12,852
380	Nationstar Mortgage Holdings, Inc.(b)	9,770
540	Navient Corp.	10,660
740	New York Community Bancorp, Inc.	11,433
180	Northern Trust Corp.	11,768
560	Northstar Asset Management Group, Inc.	11,855
672	NorthStar Realty Finance Corp. REIT	12,707
540	Ocwen Financial Corp.(b)	3,305
820	Old Republic International Corp.	11,513
300	OMEGA Healthcare Investors, Inc. REIT	13,158
629	Outfront Media, Inc. REIT	17,832
260	PacWest Bancorp	11,116
632	Paramount Group, Inc. REIT(b)	12,229
100	PartnerRe Ltd.	11,440
780	People’s United Financial, Inc.	10,975
620	Piedmont Office Realty Trust, Inc. REIT	12,109
280	Plum Creek Timber Co., Inc. REIT	12,466
140	PNC Financial Services Group, Inc. (The)	11,836
360	Popular, Inc.(b)	11,099
200	Post Properties, Inc. REIT	12,150
240	Principal Financial Group, Inc.	11,263
240	ProAssurance Corp.	10,649
440	Progressive Corp. (The)	11,418
280	Prologis, Inc. REIT	12,639
140	Prudential Financial, Inc.	10,623
64	Public Storage REIT	12,854
220	Raymond James Financial, Inc.	11,576
440	Rayonier, Inc. REIT	12,914
280	Realogy Holdings Corp.(b)	13,020
240	Realty Income Corp. REIT	13,034
180	Regency Centers Corp. REIT	12,341
1,152	Regions Financial Corp.	10,022

140	Reinsurance Group of America, Inc.	$11,593
120	RenaissanceRe Holdings Ltd.	11,476
700	Retail Properties of America, Inc. REIT	12,383
640	Santander Consumer USA Holdings, Inc.	11,424
300	SEI Investments Co.	12,051
532	Senior Housing Properties Trust REIT	12,390
100	Signature Bank(b)	11,713
60	Simon Property Group, Inc. REIT	11,920
100	SL Green Realty Corp. REIT	12,600
1,178	SLM Corp.	10,732
980	Spirit Realty Capital, Inc. REIT	12,603
180	StanCorp Financial Group, Inc.	11,167
500	Starwood Property Trust, Inc. REIT	11,965
160	State Street Corp.	11,442
280	SunTrust Banks, Inc.	10,758
100	SVB Financial Group(b)	11,290
400	Synchrony Financial(b)	12,344
458	Synovus Financial Corp.	11,803
140	T. Rowe Price Group, Inc.	11,021
320	Tanger Factory Outlet Centers, Inc. REIT	12,592
160	Taubman Centers, Inc. REIT	13,112
760	TCF Financial Corp.	11,172
340	TD Ameritrade Holding Corp.	11,013
760	TFS Financial Corp.	10,655
220	Torchmark Corp.	11,015
120	Travelers Cos., Inc. (The)	12,338
1,140	Two Harbors Investment Corp. REIT	11,765
260	U.S. Bancorp	10,897
380	UDR, Inc. REIT	12,639
340	Unum Group	10,560
59	Urban Edge Properties REIT(b)	1,401
280	Validus Holdings Ltd.	11,102
160	Ventas, Inc. REIT	12,770
100	Vornado Realty Trust REIT	11,044
280	Voya Financial, Inc.	10,923
220	W.R. Berkley Corp.	10,778
260	Waddell & Reed Financial, Inc.	11,625
340	Weingarten Realty Investors REIT	12,743
220	Wells Fargo & Co.	11,422
320	Weyerhaeuser Co. REIT	11,472
20	White Mountains Insurance Group Ltd.	12,892
160	WP Carey, Inc. REIT	11,490
700	WP Glimcher, Inc. REIT	12,376
320	XL Group PLC	11,037
420	Zions Bancorporation	10,063

		2,516,674

	Health Care - 11.6%
598	Abbott Laboratories	26,766
400	AbbVie, Inc.	24,140
100	Actavis PLC(b)	26,654
300	Aetna, Inc.	27,546
660	Agilent Technologies, Inc.	24,928
700	Alere, Inc.(b)	28,483
145	Alexion Pharmaceuticals, Inc.(b)	26,570
460	Align Technology, Inc.(b)	24,403
498	Alkermes PLC(b)	35,980
121	Allergan, Inc.	26,530
2,132	Allscripts Healthcare Solutions, Inc.(b)	25,392
280	Alnylam Pharmaceuticals, Inc.(b)	26,272
280	AmerisourceBergen Corp.	26,614
160	Amgen, Inc.	24,362
220	Anthem, Inc.	29,691
200	athenahealth, Inc.(b)	27,942
360	Baxter International, Inc.	25,312
200	Becton, Dickinson and Co.	27,616
80	Biogen Idec, Inc.(b)	31,133
300	BioMarin Pharmaceutical, Inc.(b)	29,148
220	Bio-Rad Laboratories, Inc., Class A(b)	25,183
280	Bio-Techne Corp.	26,046
1,980	Boston Scientific Corp.(b)	29,324
440	Bristol-Myers Squibb Co.	26,519
760	Brookdale Senior Living, Inc.(b)	25,650

Schedule of Investments(a)

1,432	Bruker Corp.(b)	$27,007
160	C.R. Bard, Inc.	27,365
320	Cardinal Health, Inc.	26,621
440	CareFusion Corp.(b)	26,092
520	Catamaran Corp.(b)	25,953
240	Celgene Corp.(b)	28,598
260	Centene Corp.(b)	28,382
420	Cerner Corp.(b)	27,867
420	Charles River Laboratories International, Inc.(b)	29,127
260	Cigna Corp.	27,776
500	Community Health Systems, Inc.(b)	23,535
166	Cooper Cos., Inc. (The)	26,170
260	Covance, Inc.(b)	27,615
360	DaVita HealthCare Partners, Inc.(b)	27,022
480	DENTSPLY International, Inc.	24,012
200	Edwards Lifesciences Corp.(b)	25,070
378	Eli Lilly & Co.	27,216
380	Endo International PLC(b)	30,252
760	Envision Healthcare Holdings, Inc.(b)	26,129
320	Express Scripts Holding Co.(b)	25,827
260	Gilead Sciences, Inc.(b)	27,256
660	Halyard Health, Inc.(b)	29,416
360	HCA Holdings, Inc.(b)	25,488
500	Health Net, Inc.(b)	27,085
200	Henry Schein, Inc.(b)	27,614
580	Hill-Rom Holdings, Inc.	27,701
1,000	Hologic, Inc.(b)	30,365
440	Hospira, Inc.(b)	27,909
180	Humana, Inc.	26,359
180	IDEXX Laboratories, Inc.(b)	28,516
145	Illumina, Inc.(b)	28,302
880	IMS Health Holdings, Inc.(b)	21,657
360	Incyte Corp.(b)	28,696
200	Intercept Pharmaceuticals, Inc.(b)	40,206
59	Intuitive Surgical, Inc.(b)	29,174
160	Jazz Pharmaceuticals PLC(b)	27,094
254	Johnson & Johnson	25,435
260	Laboratory Corp. of America Holdings(b)	29,843
380	LifePoint Hospitals, Inc.(b)	24,791
280	Mallinckrodt PLC(b)	29,677
125	McKesson Corp.	26,581
260	Medivation, Inc.(b)	28,293
400	MEDNAX, Inc.(b)	27,156
602	Medtronic PLC	42,983
460	Merck & Co., Inc.	27,729
65	Mettler-Toledo International, Inc.(b)	19,757
480	Mylan, Inc.(b)	25,512
780	Myriad Genetics, Inc.(b)	29,188
360	Omnicare, Inc.	26,993
540	Patterson Cos., Inc.	27,049
620	PerkinElmer, Inc.	28,340
169	Perrigo Co. PLC	25,644
840	Pfizer, Inc.	26,250
200	Pharmacyclics, Inc.(b)	33,750
812	Premier, Inc., Class A(b)	26,390
1,146	QIAGEN NV(b)	26,278
400	Quest Diagnostics, Inc.	28,428
452	Quintiles Transnational Holdings, Inc.(b)	27,346
63	Regeneron Pharmaceuticals, Inc.(b)	26,249
478	ResMed, Inc.	29,861
240	Salix Pharmaceuticals Ltd.(b)	32,321
800	Seattle Genetics, Inc.(b)	24,928
300	Sirona Dental Systems, Inc.(b)	27,066
400	St. Jude Medical, Inc.	26,348
280	Stryker Corp.	25,494
222	Teleflex, Inc.	24,322
538	Tenet Healthcare Corp.(b)	22,747
220	Thermo Fisher Scientific, Inc.	27,546
200	United Therapeutics Corp.(b)	28,226
267	UnitedHealth Group, Inc.	28,369
240	Universal Health Services, Inc., Class B	24,607

300	Varian Medical Systems, Inc.(b)	$27,768
558	VCA, Inc.(b)	29,072
980	Veeva Systems, Inc., Class A(b)	28,185
240	Vertex Pharmaceuticals, Inc.(b)	26,434
1,020	VWR Corp.(b)	24,643
180	Waters Corp.(b)	21,429
240	Zimmer Holdings, Inc.	26,904
632	Zoetis, Inc.	27,005

		2,841,615

	Industrials - 12.1%
120	3M Co.	19,476
360	A.O. Smith Corp.	21,388
260	Acuity Brands, Inc.	38,971
600	ADT Corp. (The)	20,640
660	AECOM(b)	16,777
440	AGCO Corp.	19,070
600	Air Lease Corp.	20,964
340	Alaska Air Group, Inc.	23,076
360	Allegion PLC	19,444
186	Alliant Techsystems, Inc.	24,238
580	Allison Transmission Holdings, Inc.	18,166
60	AMERCO(b)	17,167
400	American Airlines Group, Inc.	19,632
398	AMETEK, Inc.	19,064
700	Armstrong World Industries, Inc.(b)	35,490
260	Avis Budget Group, Inc.(b)	14,901
260	B/E Aerospace, Inc.(b)	15,166
680	Babcock & Wilcox Co. (The)	18,516
160	Boeing Co. (The)	23,259
260	C.H. Robinson Worldwide, Inc.	18,517
220	Carlisle Cos., Inc.	19,730
220	Caterpillar, Inc.	17,593
500	Chicago Bridge & Iron Co. NV	17,255
260	Cintas Corp.	20,462
400	Clean Harbors, Inc.(b)	18,928
400	Colfax Corp.(b)	18,124
420	Con-way, Inc.	17,207
220	Copa Holdings SA, Class A (Panama)	23,652
532	Copart, Inc.(b)	19,471
872	Covanta Holding Corp.	17,824
360	Crane Co.	21,942
552	CSX Corp.	18,382
140	Cummins, Inc.	19,524
240	Danaher Corp.	19,771
220	Deere & Co.	18,742
420	Delta Air Lines, Inc.	19,870
520	Donaldson Co., Inc.	19,011
280	Dover Corp.	19,611
100	Dun & Bradstreet Corp. (The)	11,511
300	Eaton Corp. PLC	18,927
320	Emerson Electric Co.	18,221
140	Equifax, Inc.	11,824
1,140	Exelis, Inc.	19,505
432	Expeditors International of Washington, Inc.	18,870
760	Fastenal Co.	33,744
110	FedEx Corp.	18,602
340	Flowserve Corp.	18,527
340	Fluor Corp.	18,221
320	Fortune Brands Home & Security, Inc.	14,333
360	GATX Corp.	20,574
140	General Dynamics Corp.	18,649
780	General Electric Co.	18,634
220	Genesee & Wyoming, Inc., Class A(b)	18,139
252	Graco, Inc.	17,952
700	HD Supply Holdings, Inc.(b)	20,181
698	Hertz Global Holdings, Inc.(b)	14,323
860	Hexcel Corp.	38,038
200	Honeywell International, Inc.	19,552
188	Hubbell, Inc., Class B	19,936
180	Huntington Ingalls Industries, Inc.	20,988
260	IDEX Corp.	18,811

Schedule of Investments(a)

160	IHS, Inc.(b)	$18,421
200	Illinois Tool Works, Inc.	18,618
560	Ingersoll-Rand PLC	37,184
500	ITT Corp.	17,905
240	J.B. Hunt Transport Services, Inc.	19,106
480	Jacobs Engineering Group, Inc.(b)	18,288
420	Joy Global, Inc.	17,615
180	Kansas City Southern	19,816
420	KAR Auction Services, Inc.	14,326
1,232	KBR, Inc.	20,365
560	Kennametal, Inc.	17,595
220	Kirby Corp.(b)	15,948
120	KLX, Inc.(b)	4,717
160	L-3 Communications Holdings, Inc.	19,699
260	Landstar System, Inc.	16,661
360	Lennox International, Inc.	35,392
280	Lincoln Electric Holdings, Inc.	19,015
100	Lockheed Martin Corp.	18,837
1,140	Manitowoc Co., Inc. (The)	21,318
300	ManpowerGroup, Inc.	21,864
1,432	Masco Corp.	35,571
200	Middleby Corp. (The)(b)	19,004
2,432	MRC Global, Inc.(b)	26,290
240	MSC Industrial Direct Co., Inc., Class A	18,017
660	Navistar International Corp.(b)	19,417
338	Nielsen NV	14,723
260	Nordson Corp.	18,944
180	Norfolk Southern Corp.	18,355
140	Northrop Grumman Corp.	21,973
1,300	NOW, Inc.(b)	32,435
252	Old Dominion Freight Line, Inc.(b)	17,670
420	Oshkosh Corp.	17,997
1,020	Owens Corning	40,851
280	PACCAR, Inc.	16,831
200	Pall Corp.	19,352
160	Parker Hannifin Corp.	18,634
320	Pentair PLC (United Kingdom)	19,779
820	Pitney Bowes, Inc.	19,664
145	Precision Castparts Corp.	29,014
740	Quanta Services, Inc.(b)	19,595
1,240	R.R. Donnelley & Sons Co.	20,423
180	Raytheon Co.	18,009
272	Regal-Beloit Corp.	18,727
480	Republic Services, Inc.	19,046
340	Robert Half International, Inc.	19,740
180	Rockwell Automation, Inc.	19,606
238	Rockwell Collins, Inc.	20,378
580	Rollins, Inc.	19,169
125	Roper Industries, Inc.	19,292
220	Ryder System, Inc.	18,214
140	Snap-on, Inc.	18,579
640	SolarCity Corp.(b)	31,110
480	Southwest Airlines Co.	21,686
460	Spirit Aerosystems Holdings, Inc., Class A(b)	20,718
280	Spirit Airlines, Inc.(b)	20,759
240	SPX Corp.	20,057
200	Stanley Black & Decker, Inc.	18,730
142	Stericycle, Inc.(b)	18,643
740	Terex Corp.	16,635
480	Textron, Inc.	20,429
840	Timken Co. (The)	31,928
320	Toro Co. (The)	20,771
180	Towers Watson & Co.	21,330
100	TransDigm Group, Inc.	20,553
712	Trinity Industries, Inc.	18,847
300	Triumph Group, Inc.	17,118
460	Tyco International PLC	18,773
174	Union Pacific Corp.	20,395
300	United Continental Holdings, Inc.(b)	20,811
180	United Parcel Service, Inc., Class B	17,791
200	United Rentals, Inc.(b)	16,570

162	United Technologies Corp.	$18,594
1,278	USG Corp.(b)	38,915
280	Valmont Industries, Inc.	33,634
612	Vectrus, Inc.(b)	17,038
300	Verisk Analytics, Inc.(b)	19,305
700	Veritiv Corp.(b)	35,609
80	W.W. Grainger, Inc.	18,867
140	WABCO Holdings, Inc.(b)	13,324
220	Wabtec Corp.	18,359
440	Waste Connections, Inc.	19,017
380	Waste Management, Inc.	19,543
260	WESCO International, Inc.(b)	17,358
520	Xylem, Inc.	17,732

		2,968,021

	Information Technology - 13.0%
740	3D Systems Corp.(b)	21,519
240	Accenture PLC, Class A	20,167
1,160	Activision Blizzard, Inc.	24,238
312	Adobe Systems, Inc.(b)	21,880
8,974	Advanced Micro Devices, Inc.(b)	23,063
380	Akamai Technologies, Inc.(b)	22,099
40	Alliance Data Systems Corp.(b)	11,553
600	Altera Corp.	19,755
492	Amdocs Ltd.	23,705
440	Amphenol Corp.	23,632
412	Analog Devices, Inc.	21,467
280	ANSYS, Inc.(b)	22,588
532	AOL, Inc.(b)	23,009
214	Apple, Inc.	25,072
940	Applied Materials, Inc.	21,470
320	Arista Networks, Inc.(b)	20,198
820	ARRIS Group, Inc.(b)	21,500
418	Arrow Electronics, Inc.(b)	23,007
2,858	Atmel Corp.(b)	23,807
400	Autodesk, Inc.(b)	21,602
241	Automatic Data Processing, Inc.	19,890
240	Avago Technologies Ltd. (Singapore)	24,691
540	Avnet, Inc.	22,475
1,612	AVX Corp.	20,843
758	Booz Allen Hamilton Holding Corp., Class A	22,065
540	Broadcom Corp., Class A	22,915
260	Broadridge Financial Solutions, Inc.	12,477
2,058	Brocade Communications Systems, Inc.	22,885
760	CA, Inc.	23,028
1,278	Cadence Design Systems, Inc.(b)	22,991
580	CDK Global, Inc.	26,193
680	CDW Corp.	23,297
840	Cisco Systems, Inc.	22,147
380	Citrix Systems, Inc.(b)	22,519
440	Cognizant Technology Solutions Corp.(b)	23,817
1,032	CommScope Holding Co., Inc.(b)	29,004
360	Computer Sciences Corp.	21,845
380	CoreLogic, Inc.(b)	12,616
1,080	Corning, Inc.	25,672
120	CoStar Group, Inc.(b)	22,141
740	Cree, Inc.(b)	26,166
660	Diebold, Inc.	20,592
520	Dolby Laboratories, Inc., Class A	20,176
240	DST Systems, Inc.	23,208
260	eBay, Inc.(b)	13,780
460	EchoStar Corp., Class A(b)	23,998
500	Electronic Arts, Inc.(b)	27,430
800	EMC Corp.	20,744
100	Equinix, Inc. REIT	21,686
180	F5 Networks, Inc.(b)	20,092
300	Facebook, Inc., Class A(b)	22,773
80	FactSet Research Systems, Inc.	11,487
192	Fidelity National Information Services, Inc.	11,987
812	FireEye, Inc.(b)	27,454
792	First Solar, Inc.(b)	33,517
160	Fiserv, Inc.(b)	11,605

Schedule of Investments(a)

80	FleetCor Technologies, Inc.(b)	$11,240
600	FLIR Systems, Inc.	18,120
800	Fortinet, Inc.(b)	23,916
940	Freescale Semiconductor Ltd.(b)	30,165
278	Gartner, Inc.(b)	23,413
1,060	Genpact Ltd.(b)	21,274
140	Global Payments, Inc.	12,223
43	Google, Inc., Class A(b)	23,115
43	Google, Inc., Class C(b)	22,984
320	Harris Corp.	21,482
600	Hewlett-Packard Co.	21,678
500	HomeAway, Inc.(b)	12,745
380	IAC/InterActiveCorp.	23,161
600	Informatica Corp.(b)	25,011
860	Ingram Micro, Inc.(b)	21,655
638	Intel Corp.	21,079
149	International Business Machines Corp.	22,843
240	Intuit, Inc.	20,837
320	IPG Photonics Corp.(b)	23,885
1,140	Jabil Circuit, Inc.	23,495
180	Jack Henry & Associates, Inc.	11,047
1,658	JDS Uniphase Corp.(b)	20,145
1,052	Juniper Networks, Inc.	23,912
580	Keysight Technologies, Inc.(b)	19,366
340	KLA-Tencor Corp.	20,900
1,180	Knowles Corp.(b)	25,028
300	Lam Research Corp.	22,932
520	Leidos Holdings, Inc.	21,528
500	Lexmark International, Inc.	19,955
500	Linear Technology Corp.	22,470
104	LinkedIn Corp., Class A(b)	23,373
1,620	Marvell Technology Group Ltd.	25,094
140	MasterCard, Inc., Class A	11,484
740	Maxim Integrated Products, Inc.	24,487
520	Microchip Technology, Inc.	23,452
680	Micron Technology, Inc.(b)	19,900
500	Microsoft Corp.	20,200
360	Motorola Solutions, Inc.	22,468
620	National Instruments Corp.	18,650
840	NCR Corp.(b)	21,336
558	NetApp, Inc.	21,092
220	NetSuite, Inc.(b)	21,655
1,620	Nuance Communications, Inc.(b)	22,267
1,160	NVIDIA Corp.	22,278
2,340	ON Semiconductor Corp.(b)	23,423
558	Oracle Corp.	23,375
200	Palo Alto Networks, Inc.(b)	25,278
858	Pandora Media, Inc.(b)	14,243
412	Paychex, Inc.	18,647
640	PTC, Inc.(b)	21,382
320	QUALCOMM, Inc.	19,987
500	Rackspace Hosting, Inc.(b)	22,480
380	Red Hat, Inc.(b)	24,240
1,100	Riverbed Technology, Inc.(b)	22,638
1,092	Rovi Corp.(b)	25,236
1,160	Sabre Corp.	23,699
420	salesforce.com, inc.(b)	23,709
240	SanDisk Corp.	18,218
360	ServiceNow, Inc.(b)	26,244
320	Skyworks Solutions, Inc.	26,576
460	SolarWinds, Inc.(b)	22,149
480	Solera Holdings, Inc.	24,768
420	Splunk, Inc.(b)	21,693
280	Stratasys Ltd.(b)	22,257
1,238	SunEdison, Inc.(b)	23,188
1,360	SunPower Corp.(b)	32,803
900	Symantec Corp.	22,293
540	Synopsys, Inc.(b)	23,215
280	Tableau Software, Inc., Class A(b)	22,613
380	Tech Data Corp.(b)	21,698
540	Teradata Corp.(b)	24,062
1,180	Teradyne, Inc.	21,358

420	Texas Instruments, Inc.	$22,449
360	Total System Services, Inc.	12,733
720	Trimble Navigation Ltd.(b)	17,165
640	Twitter, Inc.(b)	24,019
340	Vantiv, Inc., Class A(b)	11,693
658	VeriFone Systems, Inc.(b)	20,655
400	VeriSign, Inc.(b)	21,792
45	Visa, Inc., Class A	11,471
1,700	Vishay Intertechnology, Inc.	23,154
300	VMware, Inc., Class A(b)	23,130
220	Western Digital Corp.	21,391
678	Western Union Co. (The)	11,526
280	Workday, Inc., Class A(b)	22,249
1,420	Xerox Corp.	18,701
520	Xilinx, Inc.	20,059
460	Yahoo!, Inc.(b)	20,235
440	Yelp, Inc., Class A(b)	23,087
260	Zebra Technologies Corp.(b)	21,700
100	Zillow, Inc., Class A(b)	9,692
9,668	Zynga, Inc., Class A(b)	24,750

		3,168,000

	Materials - 9.0%
242	Air Products & Chemicals, Inc.	35,238
302	Airgas, Inc.	34,017
839	Albemarle Corp.	40,490
2,352	Alcoa, Inc.	36,809
1,120	Allegheny Technologies, Inc.	31,953
538	AptarGroup, Inc.	33,953
300	Ashland, Inc.	35,556
380	Avery Dennison Corp.	19,862
1,298	Axalta Coating Systems Ltd.(b)	33,320
520	Ball Corp.	32,932
780	Bemis Co., Inc.	34,554
840	Cabot Corp.	35,624
738	Carpenter Technology Corp.	28,000
600	Celanese Corp.	32,256
140	CF Industries Holdings, Inc.	42,753
4,990	Cliffs Natural Resources, Inc.	32,036
400	Compass Minerals International, Inc.	34,960
700	Crown Holdings, Inc.(b)	31,017
778	Cytec Industries, Inc.	37,336
878	Domtar Corp.	33,627
800	Dow Chemical Co. (The)	36,128
500	E.I. du Pont de Nemours & Co.	35,605
472	Eagle Materials, Inc.	33,616
480	Eastman Chemical Co.	34,027
340	Ecolab, Inc.	35,282
620	FMC Corp.	35,650
1,600	Freeport-McMoRan, Inc.	26,896
740	Greif, Inc., Class A	28,268
1,592	Huntsman Corp.	34,960
340	International Flavors & Fragrances, Inc.	36,077
640	International Paper Co.	33,702
480	LyondellBasell Industries NV	37,963
320	Martin Marietta Materials, Inc.	34,477
786	MeadWestvaco Corp.	39,520
300	Monsanto Co.	35,394
780	Mosaic Co. (The)	37,978
95	NewMarket Corp.	42,719
1,912	Newmont Mining Corp.	48,087
700	Nucor Corp.	30,555
1,420	Owens-Illinois, Inc.(b)	33,157
440	Packaging Corp. of America	33,374
1,620	Platform Specialty Products Corp.(b)	34,020
160	PPG Industries, Inc.	35,661
280	Praxair, Inc.	33,765
1,558	Rayonier Advanced Materials, Inc.	26,673
600	Reliance Steel & Aluminum Co.	31,422
580	Rock-Tenn Co.	37,642
560	Royal Gold, Inc.	40,578
700	RPM International, Inc.	33,502
560	Scotts Miracle-Gro Co. (The)	35,521

Schedule of Investments(a)

820	Sealed Air Corp.	$33,210
140	Sherwin-Williams Co. (The)	37,978
250	Sigma-Aldrich Corp.	34,380
660	Silgan Holdings, Inc.	33,931
800	Sonoco Products Co.	35,360
1,300	Southern Copper Corp.	35,464
1,740	Steel Dynamics, Inc.	29,650
2,972	Tahoe Resources, Inc.	40,568
1,092	Timkensteel Corp.	29,484
1,220	United States Steel Corp.	29,817
420	Valspar Corp. (The)	35,041
540	Vulcan Materials Co.	38,075
380	W.R. Grace & Co.(b)	32,938
620	Westlake Chemical Corp.	35,532

		2,209,940

	Telecommunication Services - 2.3%
1,440	AT&T, Inc.	47,405
1,220	CenturyLink, Inc.	45,347
7,308	Frontier Communications Corp.	49,073
980	Level 3 Communications, Inc.(b)	48,745
200	SBA Communications Corp.(b)	23,340
12,198	Sprint Corp.(b)	52,451
2,000	Telephone & Data Systems, Inc.	46,500
1,892	T-Mobile US, Inc.(b)	57,101
1,300	United States Cellular Corp.(b)	45,227
1,020	Verizon Communications, Inc.	46,624
5,350	Windstream Holdings, Inc.	42,533
1,658	Zayo Group Holdings, Inc.(b)	46,010

		550,356

	Utilities - 9.1%
3,632	AES Corp. (The)	44,383
920	AGL Resources, Inc.	51,870
740	Alliant Energy Corp.	50,771
1,092	Ameren Corp.	49,446
800	American Electric Power Co., Inc.	50,248
900	American Water Works Co., Inc.	50,526
1,820	Aqua America, Inc.	49,231
880	Atmos Energy Corp.	50,081
2,312	Calpine Corp.(b)	48,275
2,138	CenterPoint Energy, Inc.	49,366
1,398	CMS Energy Corp.	52,747
720	Consolidated Edison, Inc.	49,882
640	Dominion Resources, Inc.	49,210
560	DTE Energy Co.	50,210
580	Duke Energy Corp.	50,541
740	Edison International	50,431
540	Entergy Corp.	47,255
1,312	Exelon Corp.	47,285
1,252	FirstEnergy Corp.	50,493
1,760	Great Plains Energy, Inc.	52,043
1,420	Hawaiian Electric Industries, Inc.	48,706
620	Integrys Energy Group, Inc.	50,282
1,192	ITC Holdings Corp.	50,708
2,138	MDU Resources Group, Inc.	48,340
700	National Fuel Gas Co.	44,401
460	NextEra Energy, Inc.	50,250
1,186	NiSource, Inc.	51,306
918	Northeast Utilities	51,022
1,798	NRG Energy, Inc.	44,339
1,392	OGE Energy Corp.	48,971
1,738	Pepco Holdings, Inc.	47,708
898	PG&E Corp.	52,811
720	Pinnacle West Capital Corp.	50,530
1,360	PPL Corp.	48,280
1,146	Public Service Enterprise Group, Inc.	48,911
1,918	Questar Corp.	49,772
800	SCANA Corp.	51,016
440	Sempra Energy	49,245
978	Southern Co. (The)	49,604
2,432	TECO Energy, Inc.	51,875
1,280	UGI Corp.	47,347
1,072	Vectren Corp.	51,370

1,192	Westar Energy, Inc.	$50,922
920	Wisconsin Energy Corp.	51,308
1,360	Xcel Energy, Inc.	51,041

		2,234,359

	Total Investments (Cost $24,710,904)(d) -100.0%	24,429,992
	Other assets less liabilities-0.0%	746

	Net Assets-100.0%	$24,430,738

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the two months ended January 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value Janu- ary 31, 2015	Dividend Income
Invesco Ltd.	$—	$11,263	$—	$(244)	$—	$11,019	$—

(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. The net unrealized depreciation was $280,912 which consisted of aggregate gross unrealized appreciation of $87,578 and aggregate gross unrealized depreciation of $368,490.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—81.3%(a)(b)
	Advertising— 1.4%
$42,940,537	Getty Images, Inc., Term Loan	4.750%	10/18/19	$38,984,854
	Karman Buyer Corp.
38,862,713	Term Loan	4.250	07/25/21	38,483,218

				77,468,072

	Aerospace/Defense— 1.0%
58,618,234	TransDigm, Inc., Term Loan C	3.750	02/28/20	57,940,314

	Airlines— 0.7%
36,853,168	American Airlines Inc., Term Loan B	3.750	06/27/19	36,631,496

	Auto Manufacturers— 1.8%
	Chrysler Group LLC
76,994,858	Term Loan	3.500	05/24/17	76,822,774
26,681,335	Term Loan	3.250	12/31/18	26,522,982

				103,345,756

	Auto Parts & Equipment— 1.3%
34,316,639	Allison Transmission, Inc., Term Loan B3	3.750	08/23/19	34,191,040
40,282,603	Federal-Mogul Corp., Term Loan C	4.750	04/15/21	39,988,138

				74,179,178

	Chemicals— 2.4%
45,135,952	Axalta Coating Systems US Holdings, Inc., Term Loan B	3.750	02/01/20	44,307,256
33,029,883	Ineos US Finance LLC, Term Loan	3.750	05/04/18	32,215,366
60,119,858	Univar, Inc., Term Loan B	5.000	06/30/17	58,128,387

				134,651,009

	Coal— 0.4%
32,280,294	Arch Coal, Inc., Term Loan	6.250	05/16/18	23,483,914

	Commercial Services— 4.4%
25,914,924	Acosta, Inc., Term Loan	5.000	09/26/21	25,997,593
45,209,661	Interactive Data Corp., Term Loan	4.750	05/02/21	45,130,544
38,593,798	Laureate Education, Inc., Extended Term Loan	5.000	06/16/18	36,535,397
32,874,900	Millennium Laboratories LLC, Term Loan B	5.250	04/16/21	32,819,999
36,375,197	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	35,988,710
41,773,918	Trans Union LLC, Term Loan	4.000	04/09/21	41,272,631
45,714,538	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	31,043,143

				248,788,017

	Computers— 1.3%
32,091,516	Kronos, Inc., Term Loan	4.500	10/30/19	32,064,719
42,334,473	SunGard Data Systems, Inc., Term Loan E	4.000	03/08/20	42,255,308

				74,320,027

	Electric— 4.9%
89,659,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	06/19/16	89,715,453
36,245,866	NRG Energy, Inc., Term Loan	2.750	07/01/18	35,924,728
	Texas Competitive Electric Holdings Co. LLC(c)
119,616,196	Extended Term Loan	4.661	10/10/17	74,959,882
119,406,693	Term Loan	4.661	10/10/14	74,529,478

				275,129,541

	Entertainment— 4.2%
86,345,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	83,787,033
36,998,290	Amaya (US) Co-Borrower LLC, Term Loan B (Netherlands)	5.000	08/01/21	36,310,307
76,036,875	Scientific Games International, Inc., Term Loan	6.000	10/18/20	75,190,585
40,656,134	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	39,775,116

				235,063,041

	Environmental Control— 0.7%
41,339,334	ADS Waste Holdings, Inc., Term Loan B2	3.750	10/09/19	40,237,021

	Food— 4.9%
78,585,909	Albertson’s LLC, Term Loan B4	4.500	08/25/21	78,537,186
33,005,195	Big Heart Pet Brands, Term Loan	3.500	03/09/20	31,777,731

Schedule of Investments

	H.J. Heinz Co.
$48,440,268	Term Loan B1	3.250%	06/07/19	$48,404,180
59,137,108	Term Loan B2	3.500	06/05/20	59,129,716
59,784,397	US Foods, Inc., Term Loan	4.500	03/31/19	59,657,356

				277,506,169

	Food Service— 0.7%
	ARAMARK Corp.
47,007	Extended LOC 3	3.671	07/26/16	46,684
41,159,764	Term Loan F	3.250	02/24/21	40,525,286

				40,571,970

	Healthcare-Products— 2.8%
79,774,542	Biomet, Inc., Term Loan B2	3.668	07/25/17	79,700,351
40,329,376	Kinetic Concepts, Inc., Term Loan E1	4.000	05/04/18	39,970,042
42,047,368	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	40,512,639

				160,183,032

	Healthcare-Services— 3.3%
18,775,891	CHS/Community Health Systems, Inc., Term Loan D	4.250	01/27/21	18,788,564
66,388,638	DaVita HealthCare Partners Inc., Term Loan B	3.500	06/24/21	66,184,825
	HCA, Inc.
37,655,670	Term Loan B4	3.005	05/01/18	37,640,607
24,378,067	Term Loan B5	2.921	03/31/17	24,391,475
41,689,816	MPH Acquisition Holdings LLC, Term Loan	3.750	03/31/21	40,744,500

				187,749,971

	Holding Companies-Diversified— 2.2%
83,341,663	New Red Finance, Inc. (Burger King), Term B Loan (Canada)	4.500	12/12/21	83,524,181
40,933,000	Travelport LLC, Term Loan (Luxembourg)	6.000	09/02/21	41,035,333

				124,559,514

	Household Products/Wares— 1.0%
56,345,100	Dell International LLC, Term Loan B	4.500	04/29/20	56,466,524

	Insurance— 2.8%
	Asurion LLC
38,305,103	Term Loan	8.500	03/03/21	37,993,874
88,142,821	Term Loan B1	5.000	05/24/19	87,722,820
33,312,402	HUB International Ltd., Term Loan	4.250	10/02/20	32,368,495

				158,085,189

	Internet— 0.8%
44,971,874	Zayo Group LLC, Term Loan	4.000	07/02/19	44,595,459

	Investment Companies— 0.7%
36,801,097	RPI Finance Trust, Term Loan B2	3.250	05/09/18	36,870,100

	Leisure Time— 0.6%
31,952,776	Sabre, Inc., Term Loan B	4.000	02/19/19	31,540,106

	Lodging— 5.7%
58,138,796	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	55,624,584
	Harrah’s Operating Co., Inc.
48,800,754	Term Loan B6	7.005	03/01/17	43,762,564
38,748,891	Term Loan B7	9.750	01/28/18	34,722,687
93,911,908	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	92,922,077
32,870,190	La Quinta Intermediate Holdings LLC, Term Loan	4.000	04/14/21	32,654,561
46,058,166	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	45,816,821
18,342,979	MGM Resorts International, Term Loan B	3.500	12/20/19	18,085,077

				323,588,371

	Machinery-Diversified— 2.2%
38,847,417	Gardner Denver, Inc., Term Loan	4.250	07/30/20	36,392,843
42,976,573	Rexnord LLC, Term Loan B	4.000	08/21/20	42,325,263
42,000,000	Zebra Technologies Corp., Term Loan	4.750	10/27/21	42,303,660

				121,021,766

	Media— 6.6%
40,405,519	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	40,245,513
50,076,584	Cequel Communications LLC, Term Loan	3.500	02/14/19	49,635,660
77,605,063	Charter Communications Operating LLC, Term Loan G	4.250	09/12/21	78,084,274
39,679,418	Cumulus Media Holdings Inc., Term Loan	4.250	12/23/20	38,885,830
35,500,000	iHeartCommunications, Inc., Term Loan D	6.921	01/30/19	33,148,302
79,526,755	Tribune Co., Term Loan	4.000	12/27/20	78,657,130
10,771,040	Univision Communications, Inc., Term Loan	4.000	03/01/20	10,626,331
41,625,000	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/07/20	41,043,291

				370,326,331

Schedule of Investments

	Mining— 1.6%
$103,066,039	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750%	06/30/19	$90,661,526

	Miscellaneous Manufacturing— 0.7%
39,575,900	Gates Global LLC, Term Loan	4.250	07/05/21	38,695,336

	Oil & Gas— 1.8%
25,661,566	Drillships Financing Holding Inc., Term Loan B1 (Cyprus)	6.000	03/31/21	19,915,942
50,354,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	30,426,896
66,961,981	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	53,265,912

				103,608,750

	Packaging & Containers— 0.6%
34,088,566	Novelis, Inc., Term Loan	3.750	03/10/17	33,848,924

	Pharmaceuticals— 2.9%
65,022,056	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.171	02/27/21	64,345,501
45,972,460	Quintiles Transnational Corp., Term Loan B3	3.750	06/08/18	45,598,934
51,102,188	Valeant Pharmaceuticals International, Inc., Series E-1 Term Loan B	3.500	08/05/20	50,826,747

				160,771,182

	Real Estate— 0.8%
	Realogy Corp.
657,681	Extended Synthetic LOC	4.405	10/10/16	646,566
44,371,189	Term Loan B	3.750	03/05/20	43,766,632

				44,413,198

	REITs— 1.0%
57,312,104	Crown Castle Operating Co., Term Loan B2	3.000	01/31/21	56,488,243

	Retail— 2.5%
47,322,173	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	46,974,592
60,089,864	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	58,353,567
36,698,404	Pilot Travel Centers LLC, Term Loan B	4.250	10/03/21	36,855,106

				142,183,265

	Semiconductors— 2.5%
93,479,348	Avago Technologies Finance Pte Ltd., Term Loan (Singapore)	3.750	05/06/21	93,467,663
49,924,574	Freescale Semiconductor, Inc., Term Loan B4	4.250	03/01/20	49,304,512

				142,772,175

	Software— 3.9%
40,690,340	Activision Blizzard Inc., Term Loan	3.250	10/12/20	40,707,226
56,665,970	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	55,001,690
31,750,000	First Data Corp., Term Loan	3.668	03/23/18	31,214,219
31,249,767	IMS Health Incorporated, Term Loan B	3.500	03/17/21	30,741,958
62,684,999	Infor US, Inc., Term Loan B5	3.750	06/03/20	61,320,347

				218,985,440

	Telecommunications— 4.2%
19,724,904	Avaya, Inc., Term Loan B3	4.668	10/26/17	18,887,878
63,711,936	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	63,074,816
	Level 3 Communications, Inc.
46,000,000	Term Loan B	4.000	01/15/20	45,664,660
35,000,000	Term Loan B	4.500	01/31/22	35,095,725
32,910,192	Telesat Canada, Term Loan B2 (Canada)	3.500	03/28/19	32,646,911
41,498,273	West Corp., Term Loan B10	3.250	06/30/18	41,061,089

				236,431,079

	Total Senior Floating Rate Loans (Cost $4,783,030,685)			4,583,161,006

	Corporate Bonds—8.6%
	Chemicals— 0.4%
20,000,000	Ineos Finance PLC (United Kingdom)(d)	7.500	05/01/20	21,225,000

	Diversified Financial Services— 0.7%
38,500,000	Denali Borrower LLC(d)	5.625	10/15/20	41,291,250

	Healthcare-Services— 2.1%
74,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	76,968,738
5,000,000	CHS/Community Health Systems, Inc.	5.125	08/01/21	5,218,750
8,000,000	HCA, Inc.	3.750	03/15/19	8,100,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,252,652
27,500,000	HCA, Inc.	4.750	05/01/23	28,875,000

				120,415,140

Schedule of Investments

	Leisure Time— 0.1%
$2,410,000	Sabre, Inc.(d)	8.500%	05/15/19	$2,587,738

	Media— 2.4%
70,174,000	iHeartCommunications, Inc.	9.000	12/15/19	68,682,802
40,777,000	Univision Communications, Inc.(d)	6.875	05/15/19	42,611,965
11,366,000	Univision Communications, Inc.(d)	6.750	09/15/22	12,417,355
10,000,000	Univision Communications, Inc.(d)	5.125	05/15/23	10,425,000

				134,137,122

	Packaging & Containers— 1.0%
1,500,000	Reynolds Group Holdings, Inc.	7.125	04/15/19	1,557,188
3,000,000	Reynolds Group Holdings, Inc.	7.875	08/15/19	3,176,250
52,500,000	Reynolds Group Holdings, Inc.	5.750	10/15/20	53,812,500

				58,545,938

	Semiconductors— 0.1%
5,000,000	Freescale Semiconductor, Inc.(d)	5.000	05/15/21	5,137,500

	Software— 1.2%
3,840,000	First Data Corp.(d)	7.375	06/15/19	4,036,800
60,015,000	First Data Corp.(d)	6.750	11/01/20	64,366,087

				68,402,887

	Telecommunications— 0.6%
34,600,000	Avaya, Inc.(d)	7.000	04/01/19	33,778,250

	Total Corporate Bonds (Cost $475,512,344)			485,520,825

Number of Shares
	Money Market Fund—1.6%
86,573,937	Invesco Premier Portfolio – Institutional Class(e) (Cost $86,573,937)			86,573,937

	Total Investments (Cost $5,345,116,966)(f)— 91.5%			5,155,255,768
	Other assets less liabilities—8.5%			479,005,413

	Net Assets—100.0%			$5,634,261,181

Investment Abbreviations:

DIP - Debtor-in-Possession

LOC - Line of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $237,876,945, which represented 4.22% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $189,861,198 which consisted of aggregate gross unrealized appreciation of $11,838,940 and aggregate gross unrealized depreciation of $201,700,138.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 ® High Beta Portfolio (SPHB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.8%
8,327	Amazon.com, Inc.(b)	$2,952,171
40,743	AutoNation, Inc.(b)	2,429,098
62,156	Best Buy Co., Inc.	2,187,891
43,160	BorgWarner, Inc.	2,331,072
41,430	CBS Corp., Class B	2,270,778
30,713	Expedia, Inc.	2,639,168
75,411	Gannett Co., Inc.	2,338,495
92,765	Goodyear Tire & Rubber Co. (The)	2,248,624
29,969	Harman International Industries, Inc.	3,884,881
48,290	Johnson Controls, Inc.	2,244,036
15,399	Mohawk Industries, Inc.(b)	2,541,451
2,227	Priceline Group, Inc. (The)(b)	2,248,112
28,450	Starwood Hotels & Resorts Worldwide, Inc.	2,047,547
29,953	Tractor Supply Co.	2,431,285
52,143	TripAdvisor, Inc.(b)	3,494,102
39,327	Under Armour, Inc., Class A(b)	2,834,690
23,836	Walt Disney Co. (The)	2,168,123
27,067	Wyndham Worldwide Corp.	2,267,944
13,144	Wynn Resorts Ltd.	1,944,655

		47,504,123

	Consumer Staples - 0.8%
15,215	Keurig Green Mountain, Inc.	1,864,750

	Energy - 5.0%
22,029	Cimarex Energy Co.	2,273,393
46,604	Halliburton Co.	1,863,694
29,047	Helmerich & Payne, Inc.	1,730,039
142,648	Nabors Industries Ltd.	1,641,878
74,173	Newfield Exploration Co.(b)	2,208,872
15,384	Pioneer Natural Resources Co.	2,315,754

		12,033,630

	Financials - 19.5%
14,590	Affiliated Managers Group, Inc.(b)	2,998,537
24,427	American Express Co.	1,971,015
20,379	Ameriprise Financial, Inc.	2,546,152
7,297	BlackRock, Inc.	2,484,701
105,707	Charles Schwab Corp. (The)	2,746,268
136,555	E*TRADE Financial Corp.(b)	3,147,593
41,266	Franklin Resources, Inc.	2,126,437
269,607	Genworth Financial, Inc., Class A(b)	1,881,857
53,920	Hartford Financial Services Group, Inc. (The)	2,097,488
64,360	Invesco Ltd.(c)	2,363,943
164,112	KeyCorp	2,131,815
48,139	Legg Mason, Inc.	2,668,826
49,403	Lincoln National Corp.	2,469,162
45,663	MetLife, Inc.	2,123,329
23,414	Moody’s Corp.	2,138,401
62,815	Morgan Stanley	2,123,775
46,364	Principal Financial Group, Inc.	2,175,863
29,630	Prudential Financial, Inc.	2,248,324
29,932	State Street Corp.	2,140,437
26,370	T. Rowe Price Group, Inc.	2,075,846

		46,659,769

	Health Care - 12.4%
36,458	AbbVie, Inc.	$2,200,240
9,405	Actavis PLC(b)	2,506,809
19,641	Alexion Pharmaceuticals, Inc.(b)	3,599,017
13,981	Amgen, Inc.	2,128,747
9,966	Biogen Idec, Inc.(b)	3,878,369
25,222	Celgene Corp.(b)	3,005,454
24,251	Gilead Sciences, Inc.(b)	2,542,232
39,869	Mylan, Inc.(b)	2,119,037
6,863	Regeneron Pharmaceuticals, Inc.(b)	2,859,538
18,904	Thermo Fisher Scientific, Inc.	2,366,970
22,503	Vertex Pharmaceuticals, Inc.(b)	2,478,480

		29,684,893

	Industrials - 17.6%
16,337	Cummins, Inc.	2,278,358
65,448	Delta Air Lines, Inc.	3,096,345
27,279	Dover Corp.	1,910,621
34,953	Eaton Corp. PLC	2,205,185
34,950	Flowserve Corp.	1,904,425
36,558	Fluor Corp.	1,959,143
38,152	Ingersoll-Rand PLC	2,533,293
22,034	Kansas City Southern	2,425,723
19,816	Parker Hannifin Corp.	2,307,771
35,270	Pentair PLC (United Kingdom)	2,180,039
98,410	Pitney Bowes, Inc.	2,359,872
69,344	Quanta Services, Inc.(b)	1,836,229
40,664	Robert Half International, Inc.	2,360,952
26,883	Ryder System, Inc.	2,225,643
63,184	Southwest Airlines Co.	2,854,653
70,146	Textron, Inc.	2,985,414
32,609	United Rentals, Inc.(b)	2,701,656
59,066	Xylem, Inc.	2,014,151

		42,139,473

	Information Technology - 20.4%
35,817	Adobe Systems, Inc.(b)	2,511,846
43,938	Akamai Technologies, Inc.(b)	2,555,214
9,367	Alliance Data Systems Corp.(b)	2,705,471
95,577	Applied Materials, Inc.	2,182,979
43,086	Autodesk, Inc.(b)	2,326,859
29,898	Avago Technologies Ltd. (Singapore)	3,075,906
51,996	Electronic Arts, Inc.(b)	2,852,501
17,402	F5 Networks, Inc.(b)	1,942,411
39,444	Facebook, Inc., Class A(b)	2,994,194
62,449	First Solar, Inc.(b)	2,642,842
3,998	Google, Inc., Class A(b)	2,149,125
27,304	Lam Research Corp.	2,087,118
28,604	MasterCard, Inc., Class A	2,346,386
49,822	Microchip Technology, Inc.	2,246,972
93,384	Micron Technology, Inc.(b)	2,732,883
36,274	Red Hat, Inc.(b)	2,313,918
45,554	salesforce.com, inc.(b)	2,571,523
28,256	SanDisk Corp.	2,144,913
173,389	Xerox Corp.	2,283,533
48,841	Yahoo!, Inc.(b)	2,148,516

		48,815,110

	Materials - 4.5%
142,812	Alcoa, Inc.	2,235,008
68,931	Allegheny Technologies, Inc.	1,966,601
42,458	Dow Chemical Co. (The)	1,917,403
86,890	Owens-Illinois, Inc.(b)	2,028,882
65,825	Sealed Air Corp.	2,665,913

		10,813,807

	Total Common Stocks (Cost $245,500,305)	239,515,555

Schedule of Investments(a)

	Money Market Fund - 0.0%
3,987	Invesco Premier Portfolio – Institutional Class(d) (Cost $3,987)	$3,987

	Total Investments (Cost $245,504,292)(e)-100.0%	239,519,542
	Other assets less liabilities-0.0%	29,464

	Net Assets-100.0%	$239,549,006

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended January 31, 2015.

	Value Oct- ober 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value January 31, 2015	Divi- dend Income
Invesco Ltd.	$2,587,004	$790,812	$(787,290)	$(272,361)	$45,778	$2,363,943	$15,632

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $246,829,274. The net unrealized depreciation was $7,309,732, which consisted of aggregate gross unrealized appreciation of $13,257,107 and aggregate gross unrealized depreciation of $20,566,839.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.4%
	Consumer Discretionary - 7.6%
108,203	Darden Restaurants, Inc.	$6,641,500
381,942	Ford Motor Co.	5,618,367
98,752	Hasbro, Inc.	5,423,460
1	Leggett & Platt, Inc.	42
69,000	McDonald’s Corp.	6,378,360

		24,061,729

	Consumer Staples - 16.9%
132,245	Altria Group, Inc.	7,022,210
57	Clorox Co. (The)	6,083
117,784	Coca-Cola Co. (The)	4,849,167
29	ConAgra Foods, Inc.	1,027
97,680	General Mills, Inc.	5,126,246
74,629	Kellogg Co.	4,894,170
45,980	Kimberly-Clark Corp.	4,964,001
90,786	Kraft Foods Group, Inc.	5,931,957
101,539	Philip Morris International, Inc.	8,147,489
49	Procter & Gamble Co. (The)	4,130
106,727	Reynolds American, Inc.	7,252,100
126,989	Sysco Corp.	4,974,159

		53,172,739

	Energy - 4.4%
112,292	ConocoPhillips	7,072,150
7	Kinder Morgan, Inc.	288
198,016	Spectra Energy Corp.	6,621,655

		13,694,093

	Financials - 19.9%
115,170	Cincinnati Financial Corp.	5,817,237
87,290	CME Group, Inc., Class A	7,445,837
40	Equity Residential REIT	3,104
181,529	HCP, Inc. REIT	8,584,506
89,142	Health Care REIT, Inc. REIT	7,305,187
229,652	Kimco Realty Corp. REIT	6,349,878
57	Macerich Co. (The) REIT	4,902
524,809	People’s United Financial, Inc.	7,384,063
162,261	Plum Creek Timber Co., Inc. REIT	7,223,860
119,520	Prologis, Inc. REIT	5,395,133
36	Public Storage REIT	7,230
90,764	Ventas, Inc. REIT	7,243,875

		62,764,812

	Health Care - 6.6%
69,130	Baxter International, Inc.	4,860,530
69,533	Eli Lilly & Co.	5,006,376
88,048	Merck & Co., Inc.	5,307,534
181,631	Pfizer, Inc.	5,675,969

		20,850,409

	Industrials - 8.1%
58,576	Caterpillar, Inc.	4,684,323
86,602	Emerson Electric Co.	4,931,118
253,984	General Electric Co.	6,067,678
25,489	Lockheed Martin Corp.	4,801,363
30	Republic Services, Inc.	1,190
97,360	Waste Management, Inc.	5,007,225

		25,492,897

	Information Technology - 5.0%
186,958	CA, Inc.	$5,664,827
6	Microchip Technology, Inc.	271
115,401	Paychex, Inc.	5,223,049
279,866	Western Union Co. (The)	4,757,722

		15,645,869

	Materials - 1.7%
31	E.I. du Pont de Nemours & Co.	2,208
121,819	Nucor Corp.	5,317,399

		5,319,607

	Telecommunication Services - 8.4%
289,793	AT&T, Inc.	9,539,986
245,518	CenturyLink, Inc.	9,125,904
171,281	Verizon Communications, Inc.	7,829,254

		26,495,144

	Utilities - 21.8%
110,373	AGL Resources, Inc.	6,222,830
21	Ameren Corp.	951
311,619	CenterPoint Energy, Inc.	7,195,283
95,778	Consolidated Edison, Inc.	6,635,500
75,047	Duke Energy Corp.	6,539,596
74,796	Entergy Corp.	6,545,398
158,135	FirstEnergy Corp.	6,377,584
258,483	Pepco Holdings, Inc.	7,095,358
12	Pinnacle West Capital Corp.	842
202,413	PPL Corp.	7,185,661
143,333	Southern Co. (The)	7,269,850
350,218	TECO Energy, Inc.	7,470,150

		68,539,003

	Total Investments (Cost $303,819,804)(b)-100.4%	316,036,302
	Other assets less liabilities-(0.4)%	(1,353,926)

	Net Assets-100.0%	$314,682,376

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $304,916,003. The net unrealized appreciation was $11,120,299, which consisted of aggregate gross unrealized appreciation of $15,125,741 and aggregate gross unrealized depreciation of $4,005,442.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 1.2%
692,927	McDonald’s Corp.	$64,054,172

	Consumer Staples - 16.4%
1,102,481	Altria Group, Inc.	58,541,741
513,039	Brown-Forman Corp., Class B	45,593,776
496,925	Clorox Co. (The)	53,026,867
1,231,856	Coca-Cola Co. (The)	50,715,511
873,303	Colgate-Palmolive Co.	58,965,419
383,206	Costco Wholesale Corp.	54,794,626
586,522	CVS Health Corp.	57,572,999
1,066,956	General Mills, Inc.	55,993,851
541,015	Hershey Co. (The)	55,297,143
494,466	Kimberly-Clark Corp.	53,382,549
898,426	Kraft Foods Group, Inc.	58,703,155
698,991	McCormick & Co., Inc.	49,900,967
609,381	PepsiCo, Inc.	57,147,750
628,986	Philip Morris International, Inc.	50,469,837
714,920	Procter & Gamble Co. (The)	60,260,607
803,312	Wal-Mart Stores, Inc.	68,265,454

		888,632,252

	Energy - 2.5%
431,427	Chevron Corp.	44,234,210
529,428	Exxon Mobil Corp.	46,282,596
1,271,956	Spectra Energy Corp.	42,534,209

		133,051,015

	Financials - 33.0%
548,659	ACE Ltd.	59,233,226
912,512	Aflac, Inc.	52,086,185
821,761	Allstate Corp. (The)	57,350,700
500,671	American Tower Corp. REIT	48,540,054
1,359,754	Apartment Investment & Management Co., Class A REIT	54,199,795
706,535	Assurant, Inc.	44,872,038
357,151	AvalonBay Communities, Inc. REIT	61,783,552
1,307,744	BB&T Corp.	46,150,286
391,844	Berkshire Hathaway, Inc., Class B(b)	56,390,270
415,789	Boston Properties, Inc. REIT	57,711,513
593,101	Chubb Corp. (The)	58,064,588
1,114,663	Cincinnati Financial Corp.	56,301,628
777,566	Equity Residential REIT	60,346,897
243,592	Essex Property Trust, Inc. REIT	55,063,972
2,062,395	General Growth Properties, Inc. REIT	62,243,081
2,275,306	Kimco Realty Corp. REIT	62,912,211
1,296,920	Loews Corp.	49,620,159
446,607	M&T Bank Corp.	50,538,048
774,579	Macerich Co. (The) REIT	66,621,540
964,208	Marsh & McLennan Cos., Inc.	51,845,464
3,703,143	People’s United Financial, Inc.	52,103,222
1,265,832	Plum Creek Timber Co., Inc. REIT	56,354,841
1,806,079	Progressive Corp. (The)	46,867,750
1,176,045	Prologis, Inc. REIT	53,086,671
306,931	Public Storage REIT	61,644,022
334,547	Simon Property Group, Inc. REIT	66,461,107

1,053,702	Torchmark Corp.	$52,758,859
600,920	Travelers Cos., Inc. (The)	61,786,594
1,234,118	U.S. Bancorp	51,721,885
588,078	Vornado Realty Trust REIT	64,947,334
1,000,523	Wells Fargo & Co.	51,947,154
1,525,960	XL Group PLC, Class A	52,630,360

		1,784,185,006

	Health Care - 7.8%
1,134,675	Abbott Laboratories	50,788,053
565,650	AmerisourceBergen Corp., Class A	53,765,033
764,493	Baxter International, Inc.	53,751,503
388,622	Becton, Dickinson and Co.	53,660,926
1,013,834	DENTSPLY International, Inc.	50,717,046
496,860	Johnson & Johnson	49,755,560
1,080,994	Patterson Cos., Inc.	54,146,989
593,168	Stryker Corp.	54,007,946

		420,593,056

	Industrials - 11.8%
304,370	3M Co.	49,399,251
616,676	Deere & Co.	52,534,628
756,484	Emerson Electric Co.	43,074,199
1,956,178	General Electric Co.	46,733,092
494,971	Honeywell International, Inc.	48,388,365
571,586	Illinois Tool Works, Inc.	53,208,941
1,530,257	Republic Services, Inc.	60,720,598
590,892	Rockwell Collins, Inc.	50,592,173
518,102	Stericycle, Inc.(b)	68,021,612
537,086	United Parcel Service, Inc., Class B	53,085,580
481,320	United Technologies Corp.	55,245,910
1,151,972	Waste Management, Inc.	59,245,920

		640,250,269

	Information Technology - 2.7%
616,337	Automatic Data Processing, Inc.	50,866,293
752,779	Motorola Solutions, Inc.	46,980,937
1,097,375	Paychex, Inc.	49,667,192

		147,514,422

	Materials - 3.6%
743,626	Ball Corp.	47,093,835
675,081	E.I. du Pont de Nemours & Co.	48,072,518
459,635	Ecolab, Inc.	47,696,324
436,068	Praxair, Inc.	52,585,440

		195,448,117

	Telecommunication Services - 1.8%
1,525,705	AT&T, Inc.	50,226,209
1,051,799	Verizon Communications, Inc.	48,077,732

		98,303,941

	Utilities - 19.1%
1,013,117	AGL Resources, Inc.	57,119,537
866,440	American Electric Power Co., Inc.	54,421,096
1,627,632	CMS Energy Corp.	61,410,555
853,123	Consolidated Edison, Inc.	59,104,361
667,186	Dominion Resources, Inc.	51,299,932
649,029	DTE Energy Co.	58,191,940
729,723	Duke Energy Corp.	63,588,062
769,083	Edison International	52,413,007
488,127	NextEra Energy, Inc.	53,322,994
1,136,289	Northeast Utilities	63,154,943
811,811	Pinnacle West Capital Corp.	56,972,896
1,386,306	PPL Corp.	49,213,863
928,577	SCANA Corp.	59,215,355
505,887	Sempra Energy	56,618,873
1,258,154	Southern Co. (The)	63,813,571
2,555,674	TECO Energy, Inc.	54,512,526
994,325	Wisconsin Energy Corp.	55,453,505

Schedule of Investments(a)

1,679,056	Xcel Energy, Inc.	$63,014,972

		1,032,841,988

	Total Investments (Cost $4,930,135,884)(c)-99.9%	5,404,874,238
	Other assets less liabilities-0.1%	2,807,785

	Net Assets-100.0%	$5,407,682,023

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,950,486,477. The net unrealized appreciation was $454,387,761, which consisted of aggregate gross unrealized appreciation of $555,314,316 and aggregate gross unrealized depreciation of $100,926,555.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 24.3%
5,700	Ambev SA	$37,438
3,660	Banco Bradesco SA (Preference Shares)	45,992
5,200	Banco do Brasil SA	40,024
5,100	Banco Santander Brasil SA	23,655
3,200	BB Seguridade Participacoes SA	35,049
14,300	BM&FBOVESPA SA	48,480
7,500	BR Malls Participacoes SA	42,555
1,300	BRF SA	31,180
7,400	CCR SA	42,125
26,400	Centrais Eletricas Brasileiras SA	50,455
900	Cia Brasileira de Distribuicao (Preference Shares)	29,875
6,700	Cia de Saneamento Basico do Estado de Sao Paulo	33,198
7,400	Cia Energetica de Minas Gerais (Preference Shares)	32,834
3,200	Cia Energetica de Sao Paulo (Preference Shares), Class B	28,087
3,500	Cia Paranaense de Energia (Preference Shares), Class B	40,682
20,400	Cia Siderurgica Nacional SA	31,616
2,000	Cielo SA	29,804
6,400	Cosan Ltd.	43,109
3,800	Cosan SA Industria e Comercio	34,727
5,400	CPFL Energia SA	33,878
10,700	EcoRodovias Infraestrutura e Logistica SA	41,338
8,200	Gerdau SA (Preference Shares)	27,830
3,500	Grupo BTG Pactual	34,424
5,600	Hypermarcas SA(a)	38,033
3,196	Itau Unibanco Holding SA (Preference Shares)	39,173
11,150	Itausa - Investimentos Itau SA (Preference Shares)	37,967
9,400	JBS SA	40,063
5,100	Kroton Educacional SA	23,370
5,900	Lojas Americanas SA (Preference Shares)	34,180
800	M Dias Branco SA	24,678
2,100	Multiplan Empreendimentos Imobiliarios SA	37,702
3,000	Natura Cosmeticos SA	35,038
8,770	Oi SA (Preference Shares)(a)	16,304
14,600	Petroleo Brasileiro SA (Preference Shares)	44,493
2,800	Porto Seguro SA	28,269
4,800	Souza Cruz SA	40,218
1,700	Telefonica Brasil SA (Preference Shares)	31,540
6,100	Tim Participacoes SA	26,907
2,900	Tractebel Energia SA	33,643
3,500	Transmissora Alianca de Energia Eletrica SA	25,583
1,900	Ultrapar Participacoes SA	37,516

20,500	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	$25,585
5,200	Vale SA (Preference Shares)	32,062

		1,490,679

	Chile - 0.4%
2,401	LATAM Airlines Group SA(a)	25,348

	China - 23.4%
52,000	Agile Property Holdings Ltd.	31,723
64,000	Aluminum Corp. of China Ltd., H-Shares(a)	29,386
32,000	Angang Steel Co. Ltd., H-Shares	23,855
7,271	Anhui Conch Cement Co. Ltd., H-Shares	24,523
43,878	BBMG Corp. H-Shares	38,483
38,000	Beijing Enterprises Water Group Ltd.	25,143
24,068	Belle International Holdings Ltd.	27,286
20,000	Brilliance China Automotive Holdings Ltd.	36,681
6,500	BYD Co. Ltd., H-Shares	23,767
32,201	China CITIC Bank Corp. Ltd., H-Shares	23,881
54,000	China COSCO Holdings Co. Ltd., H-Shares(a)	26,814
14,077	China Everbright Ltd.	30,502
8,033	China Life Insurance Co. Ltd., H-Shares	31,704
16,000	China Oilfield Services Ltd., H-Shares	26,332
9,030	China Overseas Land & Investment Ltd.	26,147
6,634	China Pacific Insurance (Group) Co. Ltd., H-Shares	32,086
32,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	25,300
22,391	China Railway Construction Corp. Ltd., H-Shares	25,731
38,259	China Railway Group Ltd., H-Shares	28,077
12,705	China Resources Land Ltd.	32,576
10,000	China Shenhua Energy Co. Ltd., H-Shares	27,407
104,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	32,729
20,000	China State Construction International Holdings Ltd.	30,748
12,655	China Taiping Insurance Holdings Co. Ltd.(a)	39,173
46,000	China Telecom Corp. Ltd., H-Shares	27,291
9,572	CITIC Securities Co. Ltd., H-Shares	30,802
21,000	CNOOC Ltd.	27,573
74,341	Country Garden Holdings Co. Ltd.	29,724
18,000	Dongfeng Motor Group Co. Ltd., H-Shares	26,234
128,000	GCL-Poly Energy Holdings Ltd.(a)	27,735
5,767	Great Wall Motor Co. Ltd., H-Shares	33,137
39,817	Greentown China Holdings Ltd.	34,818
30,000	Guangzhou Automobile Group Co. Ltd., H-Shares	27,317
23,678	Guangzhou R&F Properties Co. Ltd., H-Shares	26,905
11,897	Haitong Securities Co. Ltd., H-Shares	25,901
15,000	Jiangxi Copper Co. Ltd., H-Shares	24,493
84,000	Metallurgical Corp. of China Ltd., H-Shares	26,002
26,000	PetroChina Co. Ltd., H-Shares	28,135
14,000	PICC Property & Casualty Co. Ltd., H-Shares	27,446
2,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	26,634
32,000	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	25,135
46,000	Shanghai Electric Group Co. Ltd., H-Shares	28,241
15,541	Shimao Property Holdings Ltd.	32,792
86,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	24,957

Schedule of Investments

2,090	Tencent Holdings Ltd.	$35,582
6,000	Weichai Power Co. Ltd., H-Shares	23,835
20,600	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	32,999
30,169	Yanzhou Coal Mining Co. Ltd., H-Shares	24,047
9,538	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	53,390

		1,431,179

	Greece - 0.6%
13,117	National Bank of Greece SA(a)	13,692
6,974	Navios Maritime Holdings, Inc.	25,315

		39,007

	Hong Kong - 0.4%
35,111	Nine Dragons Paper Holdings Ltd.	25,858

	Hungary - 0.3%
1,583	OTP Bank PLC	20,973

	India - 2.9%
2,089	ICICI Bank Ltd. ADR	25,089
1,210	Larsen & Toubro Ltd. GDR(b)	33,336
838	Reliance Industries Ltd. GDR(b)	24,972
2,469	Sesa Sterlite Ltd. ADR	32,072
530	State Bank of India GDR(b)	26,341
679	Tata Motors Ltd. ADR	33,488

		175,298

	Indonesia - 1.7%
346,600	PT Adaro Energy Tbk	27,361
13,300	PT Astra Agro Lestari Tbk	24,411
17,801	PT United Tractors Tbk	25,154
92,350	PT Vale Indonesia Tbk	25,152

		102,078

	Mexico - 0.5%
13,752	Grupo Financiero Santander Mexico SAB de CV, Class B	29,152

	Netherlands - 0.4%
6,213	VimpelCom Ltd. ADR	22,367

	Poland - 1.4%
5,117	Jastrzebska Spolka Weglowa SA(a)	29,235
931	KGHM Polska Miedz SA	26,433
1,870	Polski Koncern Naftowy Orlen SA	27,642

		83,310

	Russia - 7.7%
6,600	Gazprom OAO ADR	26,730
686	LUKOIL OAO ADR	27,028
582	Magnit PJSC GDR(b)	22,232
1,934	MegaFon OAO GDR(b)	26,573
1,821	MMC Norilsk Nickel OJSC ADR	30,047
2,788	Mobile TeleSystems OJSC ADR	21,914
463	NovaTek OAO GDR(b)	32,410
3,042	Novolipetsk Steel OJSC GDR(b)	39,759
6,801	Rosneft Oil Co. OAO GDR(b)	22,090
8,576	Sberbank of Russia ADR	31,774
3,592	Severstal PAO GDR(b)	32,759
16,724	Sistema JSFC GDR(b)	74,422
1,206	Tatneft ADR	28,341
2,205	Uralkali PJSC GDR(b)	27,452
1,819	Yandex NV, Class A(a)	27,085

		470,616

	South Africa - 16.3%
3,027	African Rainbow Minerals Ltd.	30,668
1,100	Anglo American Platinum Ltd.(a)	33,763
770	Aspen Pharmacare Holdings Ltd.	29,037
2,641	Assore Ltd.	36,660
1,736	Barclays Africa Group Ltd.	29,689

1,116	Bidvest Group Ltd. (The)	$30,999
4,177	Brait SE(a)	27,681
2,637	Discovery Ltd.	26,141
6,657	FirstRand Ltd.	29,808
2,104	Foschini Group Ltd. (The)	30,327
5,251	Impala Platinum Holdings Ltd.(a)	34,199
1,940	Imperial Holdings Ltd.	34,390
3,339	Investec Ltd.	28,177
1,391	Kumba Iron Ore Ltd.	26,873
7,132	Life Healthcare Group Holdings Ltd.	26,674
2,289	Massmart Holdings Ltd.	32,779
3,282	Mediclinic International Ltd.	32,670
10,273	MMI Holdings Ltd.	27,672
1,589	Mondi Ltd.	28,620
1,464	Mr. Price Group Ltd.	33,356
1,479	MTN Group Ltd.	25,695
6,993	Nampak Ltd.	25,619
402	Naspers Ltd., Class N	58,682
1,451	Nedbank Group Ltd.	31,997
8,934	Netcare Ltd.	29,811
1,357	Remgro Ltd.	31,589
6,132	RMB Holdings Ltd.	34,938
5,263	Sanlam Ltd.	31,779
762	Sasol Ltd.	27,595
2,407	Standard Bank Group Ltd.	31,998
4,558	Telkom SA SOC Ltd.(a)	27,314
4,294	Woolworths Holdings Ltd.	32,082

		999,282

	South Korea - 8.1%
5,147	Daewoo Engineering & Construction Co. Ltd.(a)	31,910
1,820	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	32,453
1,263	Doosan Heavy Industries & Construction Co. Ltd.(a)	26,909
1,145	GS Engineering & Construction Corp.(a)	26,227
2,237	Hanwha Chemical Corp.(a)	25,160
791	Hyundai Development Co.-Engineering & Construction(a)	31,210
248	Hyundai Heavy Industries Co. Ltd.(a)	25,626
3,008	Hyundai Merchant Marine Co. Ltd.(a)	28,193
527	Hyundai Mipo Dockyard Co. Ltd.(a)	37,202
476	Hyundai Steel Co.	28,684
158	LG Chem Ltd.	28,679
241	Lotte Chemical Corp.(a)	38,455
22	Samsung Electronics Co. Ltd.	27,460
737	Samsung Engineering Co. Ltd.(a)	25,609
1,308	Samsung Heavy Industries Co. Ltd.	21,409
274	Samsung SDI Co. Ltd.	32,321
603	Samsung Securities Co., Ltd.(a)	26,246

		493,753

	Taiwan - 0.9%
56,000	AU Optronics Corp.	30,742
85,000	Winbond Electronics Corp.(a)	27,108

		57,850

	Turkey - 10.7%
8,305	Akbank TAS	30,508
4,707	Arcelik AS	30,104
1,192	BIM Birlesik Magazalar AS	24,190
1,312	Coca-Cola Icecek AS	26,572
27,166	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	35,751
11,128	Enka Insaat ve Sanayi AS	22,629
12,172	Eregli Demir ve Celik Fabrikalari TAS	21,957
2,310	Ford Otomotiv Sanayi AS	32,247
8,289	Haci Omer Sabanci Holding AS	35,173
5,171	Koc Holding AS	27,030

Schedule of Investments

4,175	Koza Altin Isletmeleri AS	$33,121
2,859	Migros Ticaret AS(a)	26,900
3,082	Tav Havalimanlari Holding AS	23,123
4,595	Tofas Turk Otomobil Fabrikasi AS	30,801
1,394	Tupras Turkiye Petrol Rafinerileri AS	30,376
5,983	Turk Hava Yollari AO(a)	23,008
7,914	Turkiye Garanti Bankasi AS	33,581
5,621	Turkiye Halk Bankasi AS	36,411
12,150	Turkiye Is Bankasi, Class C	35,516
19,262	Turkiye Sise Ve Cam Fabrikalari AS	30,246
15,959	Turkiye Vakiflar Bankasi TAO, Class D	37,425
13,941	Yapi ve Kredi Bankasi AS	29,092

		655,761

	Total Common Stocks and Other Equity Interests (Cost $6,704,158)	6,122,511

	Rights - 0.0%
	South Korea - 0.0%
462	Hyundai Merchant Marine Co. Ltd., Class R, expiring 03/05/15 (Cost $0)(a)	1,259

	Total Investments (Cost $6,704,158)(c)-100.0%	6,123,770
	Other assets less liabilities-0.0%	839

	Net Assets-100.0%	$6,124,609

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $362,346, which represented 5.92% of the Fund’s Net Assets.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $6,746,015. The net unrealized depreciation was $622,245, which consisted of aggregate gross unrealized appreciation of $325,956 and aggregate gross unrealized depreciation of $948,201.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 1.6%
36,500	BRF SA	$875,445
23,500	Cia Brasileira de Distribuicao (Preference Shares)	780,065
23,400	M Dias Branco SA	721,824
86,800	WEG SA	1,034,796

		3,412,130

	Chile - 3.4%
11,220,443	Banco de Chile	1,238,013
20,927,193	Banco Santander Chile	994,534
711,749	Empresa Nacional de Electricidad SA	1,019,387
370,858	Empresas CMPC SA	921,815
103,096	Empresas COPEC SA	1,167,475
3,013,478	Enersis SA	933,656
143,427	S.A.C.I. Falabella	941,554

		7,216,434

	China - 9.0%
2,055,661	Agricultural Bank of China Ltd., H-Shares	1,007,502
2,038,551	Bank of China Ltd., H-Shares	1,141,095
1,038,651	Bank of Communications Co. Ltd., H-Shares	873,429
1,399,513	China Construction Bank Corp., H-Shares	1,124,542
410,916	China Merchants Bank Co. Ltd., H-Shares	920,054
244,413	China Merchants Holdings International Co. Ltd.	899,997
720,505	China Minsheng Banking Corp. Ltd., H-Shares	878,172
76,149	China Mobile Ltd.	1,006,697
877,846	China National Building Material Co. Ltd., H-Shares	848,029
692,501	COSCO Pacific Ltd.	1,005,702
91,392	Hengan International Group Co. Ltd.	1,087,390
1,497,281	Industrial & Commercial Bank of China Ltd., H-Shares	1,077,577
944,028	Kunlun Energy Co. Ltd.	982,582
1,829,272	People’s Insurance Co. (Group) of China Ltd., H-Shares	894,187
874,935	PetroChina Co. Ltd., H-Shares	946,778
88,599	Ping An Insurance (Group) Co. of China Ltd., H-Shares	943,886
296,553	Shanghai Industrial Holdings Ltd.	877,800
779,064	Sun Art Retail Group Ltd.	704,371
401,242	Tingyi Cayman Islands Holding Corp.	990,510
120,169	Tsingtao Brewery Co. Ltd., H-Shares	806,722

		19,017,022

	Colombia - 1.5%
81,261	Bancolombia SA (Preference Shares)	963,390
2,399,864	Grupo Aval Acciones y Valores SA (Preference Shares)	1,265,938
59,584	Grupo de Inversiones Suramericana SA	865,876

		3,095,204

	Czech Republic - 0.8%
32,474	CEZ AS	$760,965
4,165	Komercni Banka AS	848,906

		1,609,871

	Egypt - 0.5%
133,558	Commercial International Bank Egypt SAE	971,325

	Hungary - 0.3%
17,660	MOL Hungarian Oil & Gas PLC	708,673

	Indonesia - 2.2%
785,072	PT Bank Central Asia Tbk	828,920
1,875,658	PT Indofood Sukses Makmur Tbk	1,117,917
1,490,913	PT Jasa Marga Persero Tbk	847,411
5,892,159	PT Kalbe Farma Tbk	867,486
343,298	PT Unilever Indonesia Tbk	970,882

		4,632,616

	Malaysia - 15.5%
868,400	AMMB Holdings Bhd	1,503,184
1,161,200	Axiata Group Bhd	2,304,476
54,600	British American Tobacco Malaysia Bhd	993,275
752,100	CIMB Group Holdings Bhd	1,140,174
748,100	DiGi.Com Bhd	1,321,753
689,800	Gamuda Bhd	963,971
445,600	Genting Bhd	1,084,523
811,900	Genting Malaysia Bhd	908,576
488,300	Hong Leong Bank Bhd	1,886,981
860,500	IHH Healthcare Bhd	1,233,352
618,900	IJM Corp. Bhd	1,177,070
742,900	IOI Corp. Bhd	964,459
146,300	Kuala Lumpur Kepong Bhd	913,770
806,800	Malayan Banking Bhd	1,939,167
781,800	Maxis Bhd	1,529,983
457,800	MISC Bhd	977,936
894,700	Petronas Chemicals Group Bhd	1,257,709
167,700	Petronas Dagangan Bhd	815,388
162,900	Petronas Gas Bhd	996,797
323,600	Public Bank Bhd	1,618,000
560,700	RHB Capital Bhd	1,261,111
759,100	Sime Darby Bhd	1,966,797
566,200	Telekom Malaysia Bhd	1,090,887
253,600	Tenaga Nasional Bhd	1,013,561
391,300	UMW Holdings Bhd	1,175,626
1,901,900	YTL Corp. Bhd	922,642

		32,961,168

	Mexico - 5.8%
849,428	America Movil SAB de CV, Series L	909,392
190,360	Arca Continental SAB de CV(a)	1,126,421
929,708	Cemex SAB de CV, Series CPO(a)	826,449
107,034	Coca-Cola Femsa SAB de CV, Series L	868,324
92,977	El Puerto de Liverpool SAB de CV, Series C1(a)	953,615
369,927	Fibra Uno Administracion SA de CV REIT	1,116,723
128,232	Fomento Economico Mexicano SAB de CV(a)	1,072,154
174,410	Grupo Financiero Banorte SAB de CV, Class O	886,086
574,165	Grupo Lala SAB de CV(a)	1,123,175
291,768	Grupo Mexico SAB de CV, Series B	771,462
136,377	Grupo Televisa SAB, Series CPO(a)	888,595
275,371	Mexichem SAB de CV(a)	764,337
505,451	Wal-Mart de Mexico SAB de CV, Series V	977,280

		12,284,013

	Philippines - 5.5%
1,098,836	Aboitiz Power Corp.	1,108,979
65,356	Ayala Corp.	1,076,841

Schedule of Investments

475,457	Bank of the Philippine Islands	$1,067,522
417,754	BDO Unibank, Inc.	1,084,817
4,542,190	Energy Development Corp.	880,768
39,509	GT Capital Holdings, Inc.	1,084,206
410,713	International Container Terminal Services, Inc.	1,061,875
502,409	Metropolitan Bank & Trust Co.	1,085,877
16,947	Philippine Long Distance Telephone Co.	1,141,510
57,232	SM Investments Corp.	1,205,827
201,090	Universal Robina Corp.	944,042

		11,742,264

	Poland - 0.8%
89,435	Powszechna Kasa Oszczednosci Bank Polski SA	827,682
6,568	Powszechny Zaklad Ubezpieczen SA	893,086

		1,720,768

	Qatar - 2.0%
50,263	Commercial Bank of Qatar QSC (The)	931,563
53,168	Doha Bank QSC	854,016
17,423	Industries Qatar QSC	713,759
17,094	Qatar Electricity & Water Co. QSC	884,739
14,753	Qatar National Bank SAQ	802,058

		4,186,135

	Russia - 0.4%
328,149	Polyus Gold International Ltd.	952,427

	South Africa - 11.1%
63,224	Barclays Africa Group Ltd.	1,081,239
98,733	Barloworld Ltd.	749,050
37,862	Bidvest Group Ltd. (The)	1,051,679
90,588	Coronation Fund Managers Ltd.	806,109
99,079	Discovery Ltd.	982,186
214,327	FirstRand Ltd.	959,690
518,925	Growthpoint Properties Ltd. REIT	1,307,239
105,804	Investec Ltd.	892,843
104,932	Liberty Holdings Ltd.	1,182,752
241,800	Life Healthcare Group Holdings Ltd.	904,333
327,127	MMI Holdings Ltd.	881,170
50,141	MTN Group Ltd.	871,120
44,113	Nedbank Group Ltd.	972,754
201,312	Pick n Pay Stores Ltd.	995,742
1,203,921	Redefine Properties Ltd. REIT	1,180,010
45,073	Remgro Ltd.	1,049,223
275,845	RMI Holdings	1,010,791
143,964	Sanlam Ltd.	869,280
25,318	Sasol Ltd.	916,877
64,131	Shoprite Holdings Ltd.	1,019,502
66,028	Spar Group Ltd. (The)	1,047,331
80,093	Standard Bank Group Ltd.	1,064,739
403,998	Tsogo Sun Holdings Ltd.	953,812
78,357	Vodacom Group Ltd.	905,306

		23,654,777

	South Korea - 4.9%
65,090	BS Financial Group, Inc.(a)	824,338
30,215	GS Holdings Corp.(a)	1,152,126
52,074	Hankook Tire Worldwide Co. Ltd.(a)	1,199,950
135,288	Hanwha Life Insurance Co. Ltd.(a)	962,455
46,751	Hyundai Marine & Fire Insurance Co. Ltd.(a)	1,115,765
11,173	KT&G Corp.	819,381
12,104	Kumho Petro Chemical Co. Ltd.(a)	992,802
14,608	LG Corp.(a)	826,843
15,008	LG Electronics, Inc.	834,388
3,351	Samsung Fire & Marine Insurance Co. Ltd.	903,937

8,121	Samsung Life Insurance Co. Ltd.	$835,417

		10,467,402

	Taiwan - 28.2%
1,076,582	Asia Cement Corp.	1,301,594
683,023	Cathay Financial Holding Co. Ltd.	986,166
393,000	Chailease Holding Co. Ltd.	931,572
2,508,830	Chang Hwa Commercial Bank	1,421,061
465,738	Cheng Shin Rubber Industry Co. Ltd.	1,123,204
2,802,000	China Airlines Ltd.(a)	1,413,737
3,839,000	China Development Financial Holding Corp.	1,266,936
1,358,350	China Life Insurance Co. Ltd.	1,144,405
232,000	China Steel Chemical Corp.	1,126,374
1,888,230	China Steel Corp.	1,599,814
899,000	Chunghwa Telecom Co. Ltd.	2,724,372
1,742,950	CTBC Financial Holding Co. Ltd.	1,111,692
2,121,577	E.Sun Financial Holding Co. Ltd.	1,306,062
1,417,000	Eva Airways Corp.(a)	1,088,150
1,756,000	Evergreen Marine Corp. Taiwan Ltd.(a)	1,248,176
1,373,000	Far Eastern Department Stores Co. Ltd.	1,176,353
1,279,157	Far Eastern New Century Corp.	1,290,786
481,000	Far EasTone Telecommunications Co. Ltd.	1,178,327
2,753,775	First Financial Holding Co. Ltd.	1,612,234
567,090	Formosa Chemicals & Fibre Corp.	1,220,071
544,000	Formosa Petrochemical Corp.	1,160,036
587,400	Formosa Plastics Corp.	1,425,932
377,050	Foxconn Technology Co. Ltd.	1,027,769
631,000	Fubon Financial Holding Co. Ltd.	1,007,165
451,500	Highwealth Construction Corp.	921,239
357,360	Hon Hai Precision Industry Co. Ltd.	983,169
2,529,000	Hua Nan Financial Holdings Co. Ltd.	1,408,411
477,000	Kenda Rubber Industrial Co. Ltd.	968,728
1,115,000	King’s Town Bank Co. Ltd.	1,185,286
743,000	Lite-On Technology Corp.	919,511
170,000	Makalot Industrial Co. Ltd.	957,526
1,801,000	Mega Financial Holding Co. Ltd.	1,383,033
544,000	Nan Ya Plastics Corp.	1,096,165
124,000	President Chain Store Corp.	956,162
627,000	Ruentex Development Co. Ltd.	945,071
431,000	Ruentex Industries Ltd.	931,382
5,048,445	Shin Kong Financial Holding Co. Ltd.	1,409,755
3,451,201	SinoPac Financial Holdings Co. Ltd.	1,407,268
3,481,978	Taishin Financial Holding Co. Ltd.	1,430,867
628,000	Taiwan Cement Corp.	848,931
4,043,377	Taiwan Cooperative Financial Holding Co. Ltd.	2,091,391
864,000	Taiwan Fertilizer Co. Ltd.	1,507,925
394,000	Taiwan Mobile Co. Ltd.	1,300,268
219,000	Taiwan Semiconductor Manufacturing Co. Ltd.	979,866
566,080	Uni-President Enterprises Corp.	907,136
2,002,000	United Microelectronics Corp.	978,336
926,000	WPG Holdings Ltd.	1,154,800
2,421,000	Yang Ming Marine Transport Corp.(a)	1,298,329
2,166,425	Yuanta Financial Holding Co. Ltd.	1,044,938

		59,907,481

	Thailand - 6.2%
167,046	Bangkok Bank PCL NVDR	972,266
3,282,089	BTS Group Holdings PCL	987,735
753,808	CP All PCL NVDR	955,791
425,683	Intouch Holdings PCL	1,050,226
8,864,408	IRPC PCL NVDR	926,253
118,439	Kasikornbank PCL NVDR	803,344
1,204,338	Krung Thai Bank PCL NVDR	835,273
246,186	PTT Exploration & Production PCL NVDR	819,868

Schedule of Investments

579,647	PTT Global Chemical PCL NVDR	$1,000,613
80,894	PTT PCL NVDR	855,158
75,572	Siam Cement PCL (The) NVDR	1,145,240
148,888	Siam Commercial Bank PCL (The) NVDR	816,541
721,608	Thai Oil PCL NVDR	1,129,924
1,342,637	Thai Union Frozen Products PCL NVDR	894,271

		13,192,503

	Turkey - 0.4%
132,491	Turkcell Iletisim Hizmetleri AS(a)	765,891

	Total Investments (Cost $215,755,458)(b)-100.1%	212,498,104
	Other assets less liabilities-(0.1)%	(156,391)

	Net Assets-100.0%	$212,341,713

Investment Abbreviations:

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $217,126,896. The net unrealized depreciation was $4,628,792, which consisted of aggregate gross unrealized appreciation of $11,052,928 and aggregate gross unrealized depreciation of $15,681,720.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Austria - 2.7%
756	ams AG	$29,745
1,175	Erste Group Bank AG	25,491
8,910	Immofinanz AG(a)	20,350
878	OMV AG	21,872
2,238	Raiffeisen Bank International AG	26,265
638	Voestalpine AG	22,714

		146,437

	Belgium - 1.0%
588	KBC Groep NV(a)	31,660
170	Solvay SA	23,232

		54,892

	Canada - 1.1%
1,677	First Quantum Minerals Ltd.	15,329
407	Linamar Corp.	23,365
4,269	Precision Drilling Corp.	21,851

		60,545

	Denmark - 2.2%
14	A.P. Moeller - Maersk A/S, Class B	28,395
842	Danske Bank A/S	21,838
324	Pandora A/S	23,216
1,089	Vestas Wind Systems A/S(a)	42,673

		116,122

	Finland - 5.2%
847	Cargotec Oyj, Class B	27,126
942	Huhtamaki Oyj	25,820
898	Metso Oyj	27,279
3,484	Nokia Oyj	26,911
1,112	Nokian Renkaat Oyj	27,469
7,640	Outokumpu Oyj(a)	41,400
3,831	Stora Enso Oyj, Class R	37,222
2,007	UPM-Kymmene Oyj	35,308
581	Wartsila Oyj Abp	26,966

		275,501

	France - 8.0%
1,093	AXA SA	25,723
447	BNP Paribas SA	23,594
326	Cap Gemini SA	23,754
265	Casino Guichard Perrachon SA	24,138
834	Cie de Saint-Gobain SA	35,697
261	Cie Generale des Etablissements Michelin	25,544
1,401	CNP Assurances	24,647
1,945	Credit Agricole SA	23,188
396	Lafarge SA	27,174
3,926	Natixis SA	25,040
1,585	Orange SA	27,938
454	Renault SA	34,945
391	Schneider Electric SE	29,562
737	Societe Generale SA	29,803
486	Total SA	24,953
457	Vinci SA	24,156

		429,856

	Germany - 9.6%
349	adidas AG	$24,098
326	BASF SE	29,246
186	Bayer AG	26,877
228	Bayerische Motoren Werke AG	26,603
2,401	Commerzbank AG(a)	28,909
150	Continental AG	33,972
341	Daimler AG	30,969
874	Deutsche Bank AG	25,446
906	Deutsche Post AG	29,414
1,593	Deutsche Telekom AG	27,477
1,313	E.ON Se	20,336
421	HeidelbergCement AG	31,003
2,812	Infineon Technologies AG	31,659
853	METRO AG(a)	26,288
306	Porsche Automobil Holding SE (Preference Shares)	25,711
701	RWE AG	19,468
214	Siemens AG	22,458
1,138	ThyssenKrupp AG(a)	29,652
112	Volkswagen AG (Preference Shares)	25,062

		514,648

	India - 0.4%
3,473	Vedanta Resources PLC	19,477

	Ireland - 1.6%
83,091	Bank of Ireland(a)	25,129
1,248	CRH PLC	30,018
1,327	Smurfit Kappa Group PLC	32,734

		87,881

	Italy - 10.6%
1,169	Atlantia SpA	30,116
41,334	Banca Monte dei Paschi di Siena SpA(a)	18,657
3,388	Banco Popolare SC(a)	42,896
11,088	Enel Green Power SpA	21,921
7,061	Enel SpA	31,920
1,425	Eni SpA	23,960
566	EXOR SpA	23,134
3,115	Finmeccanica SpA(a)	34,062
11,048	Intesa Sanpaolo SpA	32,390
7,612	Mediaset SpA(a)	34,651
3,840	Mediobanca SpA	33,323
5,121	Mediolanum SpA	36,435
1,879	Pirelli & C. SpA	26,674
1,597	Prysmian SpA	29,555
942	Salvatore Ferragamo SpA	27,277
24,448	Telecom Italia SpA(a)	28,499
5,088	UBI Banca-Unione di Banche Italiane ScpA	35,081
5,076	UniCredit SpA	29,986
9,174	UnipolSai SpA	25,446

		565,983

	Japan - 25.3%
8,966	ACOM Co. Ltd.(a)	24,654
1,188	AEON Financial Service Co. Ltd.	21,593
2,579	Amada Co. Ltd.	23,712
26,951	Aplus Financial Co. Ltd.(a)	29,139
1,360	Brother Industries Ltd.	23,549
920	Century Tokyo Leasing Corp.	21,953
1,382	Credit Saison Co. Ltd.	23,554
1,801	Dai-ichi Life Insurance Co. Ltd. (The)	24,440
387	Daikin Industries Ltd.	27,263
2,051	DeNA Co. Ltd.	27,116
6,263	Ebara Corp.	24,366
5,199	GungHo Online Entertainment, Inc.(a)	18,014
1,782	Hino Motors Ltd.	25,562
1,037	Hitachi Construction Machinery Co. Ltd.	19,440

Schedule of Investments

2,665	Hulic Co. Ltd.	$24,480
640	Japan Airport Terminal Co. Ltd.	29,149
1,229	Japan Exchange Group, Inc.	28,992
1,637	JTEKT Corp.	27,370
1,600	Kakaku.com, Inc.	22,870
2,270	Kansai Electric Power Co., Inc. (The)(a)	22,088
1,041	Mazda Motor Corp.	21,690
1,600	Minebea Co. Ltd.	25,022
2,005	Mitsubishi Electric Corp.	23,495
2,005	Mitsubishi Logistics Corp.	30,161
7,727	Mitsubishi Materials Corp.	24,602
5,141	Mitsubishi UFJ Lease & Finance Co. Ltd.	22,496
720	Mixi, Inc.	25,713
966	MS&AD Insurance Group Holdings, Inc.	23,762
1,333	Nippon Paint Holdings Co. Ltd.	42,215
1,600	Nippon Shokubai Co. Ltd.	21,739
2,805	NSK Ltd.	33,360
808	Olympus Corp.(a)	28,340
586	OMRON Corp.	23,721
1,957	ORIX Corp.	22,775
4,080	Renesas Electronics Corp.(a)	29,802
2,866	SBI Holdings, Inc.	31,060
2,097	Shikoku Electric Power Co., Inc.(a)	26,564
1,148	Sompo Japan Nipponkoa Holdings, Inc.	32,251
1,120	Stanley Electric Co. Ltd.	25,229
1,680	Sumco Corp.(a)	28,719
5,862	Sumitomo Chemical Co. Ltd.	23,355
1,758	Sumitomo Electric Industries Ltd.	22,898
2,203	T&D Holdings, Inc.	25,122
1,028	THK Co. Ltd.	25,292
6,479	Tokyo Electric Power Co., Inc.(a)	27,689
3,206	Tokyo Tatemono Co. Ltd.	21,835
3,520	Tokyu Fudosan Holdings Corp.	22,055
5,409	Tosoh Corp.	29,517
2,400	TOTO Ltd.	26,745
2,241	Toyo Seikan Group Holdings Ltd.	29,113
1,545	Yamaha Corp.	22,768
1,885	Yaskawa Electric Corp.	24,408
1,920	Yokogawa Electric Corp.	20,333

		1,353,150

	Luxembourg - 0.5%
2,561	ArcelorMittal SA	24,458

	Netherlands - 2.2%
3,254	Aegon NV	23,284
380	Akzo Nobel NV	27,495
2,365	ING Groep NV CVA(a)	29,677
657	Randstad Holding NV	34,790

		115,246

	New Zealand - 0.5%
2,192	Xero Ltd.(a)	24,882

	Norway - 4.3%
5,672	Det Norske Oljeselskap ASA(a)	23,565
17,949	DNO ASA(a)	39,370
4,340	Norsk Hydro ASA	25,534
2,540	Opera Software ASA	33,591
5,962	Petroleum Geo-Services ASA	32,324
410	Schibsted ASA	26,450
6,383	Storebrand ASA(a)	19,271
1,341	TGS Nopec Geophysical Co. ASA	31,057

		231,162

	Portugal - 1.5%
444,592	Banco Comercial Portugues SA, Class R(a)	31,607
2,169	Galp Energia SGPS SA	22,919

20,916	Sonae	$27,474

		82,000

	Spain - 4.3%
859	ACS Actividades de Construccion y Servicios SA	29,914
2,830	Banco Bilbao Vizcaya Argentaria SA	24,271
6,690	Banco Popular Espanol SA	28,340
3,100	Banco Santander SA	20,849
20,125	Bankia SA(a)	26,344
5,139	CaixaBank SA	22,408
1,174	Ferrovial SA	23,296
717	Grifols SA	30,139
7,237	Mapfre SA	24,377

		229,938

	Sweden - 6.6%
1,249	Alfa Laval AB	23,221
876	Atlas Copco AB, Class A	25,976
803	Electrolux AB, Series B	24,879
1,101	Getinge AB, Class B	27,191
800	Hexagon AB, Class B	25,385
720	Investment AB Kinnevik, Class B	21,568
702	Investor AB, Class B	25,611
1,841	Lundin Petroleum AB(a)	23,901
2,037	Nordea Bank AB	25,929
2,469	Sandvik AB	25,906
1,089	Skanska AB, Class B	24,156
4,811	SSAB AB, Class A(a)	23,414
1,581	Trelleborg AB, Class B	28,629
2,117	Volvo AB, Class B	24,798

		350,564

	Switzerland - 1.4%
5,595	Glencore PLC	20,915
348	Holcim Ltd.	24,378
3,226	STMicroelectronics NV	26,921

		72,214

	United Kingdom - 10.8%
4,388	Aberdeen Asset Management PLC	28,846
1,944	Amec Foster Wheeler PLC	23,285
1,574	Anglo American PLC	26,311
2,159	Antofagasta PLC	21,077
1,649	ARM Holdings PLC	25,782
1,861	Ashtead Group PLC	30,410
3,374	Aviva PLC	26,756
7,296	Barclays PLC	25,658
1,739	BG Group PLC	23,164
3.282	CNH Industrial NV	24,944
5,083	GKN PLC	28,140
1,722	Hargreaves Lansdown PLC	26,147
4,436	International Consolidated Airlines Group SA(a)	36,277
725	London Stock Exchange Group PLC	25,752
9,353	Old Mutual PLC	29,246
2,262	Petrofac Ltd.	23,985
4,031	Royal Bank of Scotland Group PLC(a)	21,940
709	Schroders PLC	30,859
3,637	Standard Life PLC	22,014
4,622	Tullow Oil PLC	25,337
1,008	Weir Group PLC (The)	25,434
1,137	WPP PLC	25,034

		576,398

	Total Common Stocks (Cost $5,816,773)	5,331,354

Schedule of Investments

	Money Market Fund - 0.2%
8,096	Invesco Premier Portfolio – Institutional Class(b) (Cost $8,096)	$8,096

	Total Investments (Cost $5,824,869)(c)-100.0%	5,339,450
	Other assets less liabilities-0.0%	1,361

	Net Assets-100.0%	$5,340,811

Investment Abbreviations:

CVA - Dutch Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,923,645. The net unrealized depreciation was $584,195, which consisted of aggregate gross unrealized appreciation of $147,167 and aggregate gross unrealized depreciation of $731,362.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 99.9%
	Australia - 14.2%
138,922	AGL Energy Ltd.	$1,536,234
120,340	Amcor Ltd.	1,197,675
223,689	APA Group	1,414,486
60,809	ASX Ltd.	1,806,120
339,660	Aurizon Holdings Ltd.	1,309,326
1,130,150	AusNet Services	1,232,146
58,879	Australia & New Zealand Banking Group Ltd.	1,513,117
129,004	Bendigo & Adelaide Bank Ltd.	1,344,180
159,761	Brambles Ltd.	1,318,787
25,596	Commonwealth Bank of Australia	1,780,605
20,498	CSL Ltd.	1,403,930
200,459	Dexus Property Group REIT	1,203,589
249,430	Goodman Group REIT	1,190,714
431,489	GPT Group (The) REIT	1,518,820
239,564	Insurance Australia Group Ltd.	1,193,987
24,745	Macquarie Group Ltd.	1,197,641
819,705	Mirvac Group REIT	1,232,007
56,230	National Australia Bank Ltd.	1,560,206
778,713	Novion Property Group REIT	1,406,901
405,070	Stockland REIT	1,381,664
115,353	Suncorp Group Ltd.	1,322,315
363,413	Sydney Airport	1,412,209
380,690	Telstra Corp. Ltd.	1,927,005
217,440	Transurban Group	1,559,542
41,347	Wesfarmers Ltd.	1,403,554
164,196	Westfield Corp. REIT(a)	1,260,775
53,324	Westpac Banking Corp.	1,430,988
42,147	Woodside Petroleum Ltd.	1,125,138
57,591	Woolworths Ltd.	1,425,301

		40,608,962

	Belgium - 1.8%
10,218	Ackermans & van Haaren NV	1,213,586
10,599	Anheuser-Busch InBev NV	1,292,924
17,236	Groupe Bruxelles Lambert SA	1,428,211
29,245	Umicore SA	1,223,862

		5,158,583

	Canada - 20.8%
13,008	Agrium, Inc.	1,390,823
33,100	ATCO Ltd., Class I	1,284,111
29,216	Bank of Montreal	1,680,447
34,874	Bank of Nova Scotia (The)	1,679,409
46,111	BCE, Inc.	2,122,353
30,394	Brookfield Asset Management, Inc., Class A	1,552,121
97,110	CAE, Inc.	1,198,605
22,833	Canadian Imperial Bank of Commerce	1,587,929
20,030	Canadian National Railway Co.	1,322,538
13,553	Canadian Tire Corp. Ltd., Class A	1,252,633
47,952	Canadian Utilities Ltd., Class A	1,593,295
48,301	CI Financial Corp.	1,234,238
24,476	Dollarama, Inc.	1,164,972

99,726	Dream Office Real Estate Investment Trust REIT	$2,136,171
56,654	Emera, Inc.	1,857,860
18,398	Empire Co. Ltd., Class A	1,342,178
30,453	Enbridge, Inc.	1,478,278
2,240	Fairfax Financial Holdings Ltd.	1,192,476
60,258	Fortis, Inc.	1,991,729
17,934	George Weston Ltd.	1,424,593
64,316	Great-West Lifeco, Inc.	1,633,833
98,350	H&R REIT	1,894,165
32,994	IGM Financial, Inc.	1,134,799
21,856	Intact Financial Corp.	1,463,789
49,482	Jean Coutu Group (PJC), Inc. (The), Class A	994,752
24,951	Loblaw Cos. Ltd.	1,242,286
15,432	Metro, Inc.	1,223,898
46,312	National Bank of Canada	1,614,775
25,604	Onex Corp.	1,408,478
61,141	Power Corp. of Canada	1,477,472
54,106	Power Financial Corp.	1,463,224
79,774	RioCan REIT	1,852,239
35,963	Rogers Communications, Inc., Class B	1,281,445
30,152	Royal Bank of Canada	1,705,986
46,669	Saputo, Inc.	1,344,915
64,479	Shaw Communications, Inc., Class B	1,492,026
36,676	Sun Life Financial, Inc.	1,124,042
41,843	TELUS Corp.	1,438,492
42,899	Toronto-Dominion Bank (The)	1,711,968
28,953	TransCanada Corp.	1,291,062

		59,280,405

	Finland - 0.5%
27,898	Sampo Oyj, Class A	1,351,186

	France - 5.1%
11,275	Aeroports de Paris	1,353,757
10,561	Air Liquide SA	1,334,767
7,223	Christian Dior SA	1,251,147
18,067	Danone SA	1,214,496
19,838	Dassault Systemes	1,229,450
3,550	Hermes International	1,203,602
7,636	L’Oreal SA	1,370,509
11,873	Pernod Ricard SA	1,428,237
16,103	Sodexo SA	1,601,449
4,729	Unibail-Rodamco SE REIT	1,334,644
48,095	Vivendi SA	1,141,629

		14,463,687

	Germany - 3.7%
7,103	Allianz SE	1,173,452
14,158	Bayerische Motoren Werke AG (Preference Shares)	1,200,642
15,409	Beiersdorf AG	1,352,809
15,901	Fresenius Medical Care AG & Co. KGaA	1,177,811
6,973	Linde AG	1,336,889
27,006	MAN SE	2,877,443
6,464	Muenchener Rueckversicherungs- Gesellschaft AG	1,298,386

		10,417,432

	Hong Kong - 5.9%
320,326	Bank of East Asia Ltd. (The)	1,330,328
367,892	BOC Hong Kong (Holdings) Ltd.	1,292,997
181,272	Cheung Kong Infrastructure Holdings Ltd.	1,492,802
203,526	CLP Holdings Ltd.	1,816,505
121,980	Hang Seng Bank Ltd.	2,136,481
600,710	Hong Kong & China Gas Co. Ltd.	1,379,099
199,520	Link (The) REIT	1,351,003
373,678	MTR Corp. Ltd.	1,660,341

Schedule of Investments

129,757	Power Assets Holdings Ltd.	$1,360,605
93,163	Sun Hung Kai Properties Ltd.	1,521,205
103,798	Swire Pacific Ltd., Class A	1,393,639

		16,735,005

	Ireland - 0.9%
81,112	Glanbia PLC	1,308,891
16,640	Kerry Group PLC, Class A	1,205,886

		2,514,777

	Israel - 2.3%
285,931	Bank Hapoalim BM	1,274,543
433,765	Bank Leumi Le-Israel(a)	1,450,690
15,354	Check Point Software Technologies Ltd.(a)	1,184,868
840,379	Israel Discount Bank Ltd.(a)	1,316,454
122,198	Mizrahi Tefahot Bank Ltd.(a)	1,337,783

		6,564,338

	Japan - 6.5%
556	Advance Residence Investment Corp. REIT	1,427,097
436,809	Aozora Bank Ltd.	1,599,011
41,312	Canon, Inc.	1,315,520
32,400	Eisai Co. Ltd.	1,624,069
558	Japan Retail Fund Investment Corp. REIT	1,212,290
112,796	Kagome Co. Ltd.	1,791,830
59,294	McDonald’s Holdings Co. Japan Ltd.	1,302,838
658	Mori Trust Sogo REIT, Inc. REIT	1,373,529
560	Nippon Prologis REIT, Inc. REIT	1,322,471
283	Nomura Real Estate Office Fund, Inc. REIT	1,447,946
29,732	Takeda Pharmaceutical Co. Ltd.	1,494,130
138,179	TonenGeneral Sekiyu K.K.	1,229,277
817	United Urban Investment Corp. REIT	1,312,458

		18,452,466

	Luxembourg - 0.5%
36,707	SES SA, Class A	1,337,724

	Netherlands - 1.8%
19,631	Heineken Holding NV	1,288,174
70,848	Koninklijke Ahold NV	1,281,973
38,161	Royal Dutch Shell PLC, Class B	1,206,174
44,441	Wolters Kluwer NV	1,331,218

		5,107,539

	New Zealand - 0.4%
394,820	Auckland International Airport Ltd.	1,275,194

	Singapore - 15.1%
839,940	Ascendas REIT	1,527,051
1,035,835	CapitaCommercial Trust REIT	1,354,983
511,386	CapitaLand Ltd.	1,315,219
1,192,078	CapitaMall Trust REIT	1,841,285
163,945	City Developments Ltd.	1,217,683
123,364	DBS Group Holdings Ltd.	1,804,282
1,410,449	Genting Singapore PLC	1,125,774
617,397	Global Logistic Properties Ltd.	1,154,397
1,765,491	Hutchison Port Holdings Trust	1,262,326
1,876,441	Keppel REIT	1,712,663
254,839	Keppel Corp. Ltd.	1,638,533
530,894	Keppel Land Ltd.	1,781,287
1,858,524	Mapletree Greater China Commercial Trust REIT(b)	1,401,001
240,031	Oversea-Chinese Banking Corp. Ltd.	1,844,891
662,513	SATS Ltd.	1,449,293
415,895	SembCorp Industries Ltd.	1,324,741
658,403	SembCorp Marine Ltd.	1,459,766
190,629	Singapore Airlines Ltd.	1,782,172
319,007	Singapore Exchange Ltd.	1,831,856
856,419	Singapore Post Ltd.	1,354,473
623,809	Singapore Press Holdings Ltd.	1,904,021

653,067	Singapore Technologies Engineering Ltd.	$1,621,687
554,582	Singapore Telecommunications Ltd.	1,672,230
635,637	StarHub Ltd.	1,963,612
1,174,368	Suntec REIT	1,631,669
71,453	United Overseas Bank Ltd.	1,224,064
275,890	UOL Group Ltd.	1,472,120
644,504	Wilmar International Ltd.	1,533,740

		43,206,819

	Spain - 0.9%
217,201	Iberdrola SA	1,501,976
75,336	Telefonica SA	1,131,097

		2,633,073

	Sweden - 2.5%
28,778	Hennes & Mauritz AB, Class B	1,186,262
70,532	Industrivarden AB, Class C	1,258,457
28,262	L E Lundbergforetagen AB, Class B	1,238,787
51,704	Svenska Cellulosa (SCA) AB, Class B	1,251,279
25,872	Svenska Handelsbanken AB, Class A	1,228,478
179,627	TeliaSonera AB	1,108,494

		7,271,757

	Switzerland - 5.6%
9,818	Kuehne + Nagel International AG	1,350,969
24,472	Nestle SA	1,873,868
14,679	Novartis AG	1,438,304
4,506	Roche Holding AG	1,217,534
10,028	Schindler Holding AG NVTG	1,488,859
629	SGS SA	1,196,402
2,622	Swatch Group AG (The)-BR	1,045,608
18,856	Swiss Re AG	1,703,096
2,631	Swisscom AG	1,542,769
4,000	Syngenta AG	1,300,799
5,131	Zurich Insurance Group AG	1,703,176

		15,861,384

	United Kingdom - 10.5%
200,012	BP PLC	1,275,040
25,001	British American Tobacco PLC	1,408,839
104,902	British Land Co. PLC (The) REIT	1,306,897
186,810	BT Group PLC	1,172,502
44,705	Bunzl PLC	1,273,693
311,625	Centrica PLC	1,375,071
89,441	Compass Group PLC	1,546,155
42,378	Diageo PLC	1,253,857
60,783	GlaxoSmithKline PLC	1,339,225
125,356	Hammerson PLC REIT	1,296,254
146,180	HSBC Holdings PLC	1,338,364
246,678	Intu Properties PLC REIT	1,352,273
69,252	Land Securities Group PLC REIT	1,325,083
111,274	National Grid PLC	1,563,431
16,546	Reckitt Benckiser Group PLC	1,399,080
56,191	Reed Elsevier NV	1,378,506
86,357	Reed Elsevier PLC	1,499,328
41,301	Severn Trent PLC	1,334,886
52,787	SSE PLC	1,275,629
33,728	Unilever NV CVA	1,468,750
33,842	Unilever PLC	1,489,240
87,828	United Utilities Group PLC	1,354,705

		30,026,808

	United States - 0.9%
50,504	QIAGEN NV(a)	1,158,917
36,892	Thomson Reuters Corp.	1,418,711

		2,577,628

	Total Investments
	(Cost $287,050,787)(c)-99.9%	284,844,767
	Other assets less liabilities-0.1%	299,827

	Net Assets-100.0%	$285,144,594

Schedule of Investments

Investment Abbreviations:

CVA - Dutch Certificates

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $1,401,001, which represented 0.49% of the Fund’s Net Assets.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $288,917,318. The net unrealized depreciation was $4,072,551, which consisted of aggregate gross unrealized appreciation of $12,200,563 and aggregate gross unrealized depreciation of $16,273,114.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.0%
	Consumer Discretionary - 1.1%
37,052	Service Corp. International	$838,487

	Consumer Staples - 2.8%
15,986	Church & Dwight Co., Inc.	1,293,587
28,227	Tootsie Roll Industries, Inc., Class A	880,400

		2,173,987

	Financials - 58.0%
13,118	Alexandria Real Estate Equities, Inc. REIT	1,279,267
2,766	Alleghany Corp.(b)	1,222,821
23,445	American Campus Communities, Inc. REIT	1,030,642
18,865	American Financial Group, Inc.	1,094,925
20,483	Arthur J. Gallagher & Co.	910,060
14,373	Bank of Hawaii Corp.	811,500
50,259	BioMed Realty Trust, Inc. REIT	1,228,832
26,782	Brown & Brown, Inc.	826,225
12,561	Camden Property Trust REIT	967,825
18,944	Commerce Bancshares, Inc.	757,760
29,232	Corporate Office Properties Trust REIT	876,960
24,018	Corrections Corp. of America REIT	944,388
10,936	Cullen/Frost Bankers, Inc.	681,313
45,738	Duke Realty Corp. REIT	998,460
40,243	Equity One, Inc. REIT	1,096,219
5,649	Everest Re Group Ltd.	968,126
15,071	Extra Space Storage, Inc. REIT	994,686
8,118	Federal Realty Investment Trust REIT	1,167,125
11,982	Hanover Insurance Group, Inc. (The)	826,758
22,838	HCC Insurance Holdings, Inc.	1,218,179
24,108	Highwoods Properties, Inc. REIT	1,133,076
14,163	Home Properties, Inc. REIT	998,491
27,494	Hospitality Properties Trust REIT	896,029
5,750	Jones Lang LaSalle, Inc.	845,710
15,412	Kilroy Realty Corp. REIT	1,142,800
16,297	Lamar Advertising Co., Class A REIT	912,958
25,556	Liberty Property Trust REIT	1,029,907
15,403	Mercury General Corp.	880,281
13,377	Mid-America Apartment Communities, Inc. REIT	1,061,064
23,202	National Retail Properties, Inc. REIT	993,974
64,055	New York Community Bancorp, Inc.	989,650
21,950	OMEGA Healthcare Investors, Inc. REIT	962,727
20,762	Potlatch Corp. REIT	827,573
13,946	Prosperity Bancshares, Inc.	638,587
19,215	Realty Income Corp. REIT	1,043,567
15,548	Regency Centers Corp. REIT	1,065,971
11,150	Reinsurance Group of America, Inc.	923,331
9,711	RenaissanceRe Holdings Ltd.	928,663
39,666	Senior Housing Properties Trust REIT	923,821
8,584	SL Green Realty Corp. REIT	1,081,584
30,800	Tanger Factory Outlet Centers, Inc. REIT	1,211,980
13,384	Taubman Centers, Inc. REIT	1,096,819
33,918	UDR, Inc. REIT	1,128,113
82,700	Valley National Bancorp	750,916
22,780	W.R. Berkley Corp.	1,115,992

26,413	Weingarten Realty Investors REIT	$989,959

		45,475,614

	Health Care - 6.3%
8,117	Bio-Rad Laboratories, Inc., Class A(b)	929,153
8,163	Henry Schein, Inc.(b)	1,127,065
12,814	Omnicare, Inc.	960,794
9,861	Sirona Dental Systems, Inc.(b)	889,660
9,111	Teleflex, Inc.	998,201

		4,904,873

	Industrials - 6.5%
10,843	IDEX Corp.	784,491
10,894	J.B. Hunt Transport Services, Inc.	867,271
11,690	Landstar System, Inc.	749,095
29,757	Rollins, Inc.	983,469
19,960	Waste Connections, Inc.	862,671
29,298	Werner Enterprises, Inc.	835,872

		5,082,869

	Information Technology - 3.4%
18,477	Broadridge Financial Solutions, Inc.	886,711
15,469	Jack Henry & Associates, Inc.	949,333
20,212	Synopsys, Inc.(b)	868,914

		2,704,958

	Materials - 7.3%
14,980	AptarGroup, Inc.	945,388
18,154	Cytec Industries, Inc.	871,210
13,849	Scotts Miracle-Gro Co. (The), Class A	878,442
21,980	Silgan Holdings, Inc.	1,129,992
23,106	Sonoco Products Co.	1,021,285
10,185	Valspar Corp. (The)	849,735

		5,696,052

	Utilities - 14.6%
16,640	Alliant Energy Corp.	1,141,670
35,670	Aqua America, Inc.	964,873
17,382	Atmos Energy Corp.	989,210
35,475	Great Plains Energy, Inc.	1,048,996
31,964	Hawaiian Electric Industries, Inc.	1,096,365
14,887	IDACORP, Inc.	1,010,976
24,166	OGE Energy Corp.	850,160
41,257	Questar Corp.	1,070,619
28,633	UGI Corp.	1,059,135
21,324	Vectren Corp.	1,021,846
27,793	Westar Energy, Inc., Class A	1,187,317

		11,441,167

	Total Investments
	(Cost $73,287,471)(c)-100.0%	78,318,007
	Other assets less liabilities-0.0%	8,456

	Net Assets-100.0%	$78,326,463

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $73,513,853. The net unrealized appreciation was $4,804,154, which consisted of aggregate gross unrealized appreciation of $5,583,095 and aggregate gross unrealized depreciation of $778,941.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 99.9%
	Consumer Discretionary - 4.8%
4,505	Cracker Barrel Old Country Store, Inc.	$605,967
5,663	DineEquity, Inc.	604,525
14,616	Iconix Brand Group, Inc.(b)	485,836
7,542	Marriott Vacations Worldwide Corp.	576,963
9,547	Pool Corp.	593,919
16,217	Texas Roadhouse, Inc.	544,729

		3,411,939

	Consumer Staples - 3.0%
6,144	Casey’s General Stores, Inc.	560,947
27,991	Darling Ingredients, Inc.(b)	475,287
5,593	J & J Snack Foods Corp.	548,785
6,445	WD-40 Co.	528,877

		2,113,896

	Energy - 0.7%
7,226	SEACOR Holdings, Inc.(b)	519,911

	Financials - 54.5%
25,325	Acadia Realty Trust REIT	916,512
21,206	Agree Realty Corp. REIT	734,576
16,637	American Assets Trust, Inc. REIT	738,350
25,860	Associated Estates Realty Corp. REIT	644,173
68,767	Brookline Bancorp, Inc.	660,163
75,671	Capstead Mortgage Corp. REIT	909,565
78,086	Cedar Realty Trust, Inc. REIT	621,564
16,932	Chesapeake Lodging Trust REIT	621,743
11,792	City Holding Co.	499,155
17,037	Columbia Banking System, Inc.	433,251
14,046	Community Bank System, Inc.	472,367
51,514	Cousins Properties, Inc. REIT	568,715
31,102	CVB Financial Corp.	454,400
38,011	DiamondRock Hospitality Co. REIT	552,300
39,774	Dime Community Bancshares, Inc.	587,064
10,413	EastGroup Properties, Inc. REIT	673,096
20,432	Education Realty Trust, Inc. REIT	706,947
12,460	Encore Capital Group, Inc.(b)	463,761
10,416	EPR Properties REIT	677,665
43,658	F.N.B. Corp.	523,896
51,348	First Commonwealth Financial Corp.	405,136
29,193	First Financial Bancorp	482,268
15,660	First Financial Bankshares, Inc.	386,802
56,845	Franklin Street Properties Corp. REIT	732,164
15,764	Geo Group, Inc. (The) REIT	686,049
32,853	Getty Realty Corp. REIT	608,766
32,293	Government Properties Income Trust REIT	736,280
27,621	Healthcare Realty Trust, Inc. REIT	831,116
19,765	Horace Mann Educators Corp.	602,239
13,539	Independent Bank Corp.	512,180
7,056	Infinity Property & Casualty Corp.	495,825
69,826	Inland Real Estate Corp. REIT	794,620
19,698	Kite Realty Group Trust REIT	601,971
59,410	Lexington Realty Trust REIT	677,868
15,876	LTC Properties, Inc. REIT	744,902
46,183	Medical Properties Trust, Inc. REIT	709,833

53,025	National Penn Bancshares, Inc.	$514,342
8,180	Navigators Group, Inc. (The)(b)	607,120
20,556	NBT Bancorp, Inc.	472,994
48,031	Northwest Bancshares, Inc.	566,766
34,615	Old National Bancorp	464,187
48,574	Oritani Financial Corp.	685,379
29,683	Parkway Properties, Inc. REIT	543,199
12,954	Post Properties, Inc. REIT	786,955
18,345	ProAssurance Corp.	813,968
29,135	Provident Financial Services, Inc.	505,784
8,907	PS Business Parks, Inc. REIT	749,168
43,058	Retail Opportunity Investments Corp. REIT	760,835
12,981	RLI Corp.	608,939
22,173	Sabra Health Care REIT, Inc. REIT	725,057
10,892	Safety Insurance Group, Inc.	674,759
10,981	Saul Centers, Inc. REIT	626,905
20,451	Selective Insurance Group, Inc.	528,045
11,810	Simmons First National Corp.	441,930
7,940	Sovran Self Storage, Inc. REIT	752,315
38,813	Sterling Bancorp	511,555
10,254	Tompkins Financial Corp.	525,723
67,251	TrustCo Bank Corp. NY	432,424
15,580	United Bankshares, Inc.	526,760
14,446	Universal Health Realty Income Trust REIT	776,184
31,472	Urstadt Biddle Properties, Inc., Class A REIT	739,592
11,407	Westamerica Bancorp.	464,037
12,297	Wintrust Financial Corp.	534,551

		38,806,755

	Health Care - 3.1%
9,852	Greatbatch, Inc.(b)	478,413
5,675	ICU Medical, Inc.(b)	474,317
11,301	Integra LifeSciences Holdings Corp.(b)	629,692
10,112	Magellan Health, Inc.(b)	607,933

		2,190,355

	Industrials - 14.5%
21,128	ABM Industries, Inc.	609,965
17,044	Actuant Corp.	393,887
13,303	Albany International Corp., Class A	454,031
10,402	Applied Industrial Technologies, Inc.	420,553
11,078	Cubic Corp.	579,269
12,296	EMCOR Group, Inc.	496,266
15,700	ESCO Technologies, Inc.	565,514
6,133	Exponent, Inc.	491,499
10,661	Forward Air Corp.	478,679
30,217	GenCorp, Inc.(b)	507,645
17,437	Healthcare Services Group, Inc.	549,440
14,656	Hillenbrand, Inc.	460,345
14,998	Kaman Corp.	570,224
12,979	Matthews International Corp., Class A	601,317
15,561	Mueller Industries, Inc.	488,460
8,038	National Presto Industries, Inc.	506,394
5,711	Teledyne Technologies, Inc.(b)	542,773
10,403	Toro Co. (The)	675,259
11,687	United Stationers, Inc.	471,103
7,655	Watts Water Technologies, Inc., Class A	448,813

		10,311,436

	Information Technology - 4.4%
20,339	Benchmark Electronics, Inc.(b)	492,814
7,620	CACI International, Inc., Class A(b)	644,576
19,211	CSG Systems International, Inc.	471,054
4,973	Littelfuse, Inc.	491,034
16,448	ManTech International Corp., Class A	535,053
13,977	MKS Instruments, Inc.	489,335

		3,123,866

Schedule of Investments(a)

	Materials - 2.3%
12,399	Hawkins, Inc.	$477,485
9,419	Kaiser Aluminum Corp.	652,831
13,014	Stepan Co.	499,738

		1,630,054

	Utilities - 12.6%
15,184	ALLETE, Inc.	860,174
14,374	American States Water Co.	569,785
20,223	Avista Corp.	750,880
16,996	El Paso Electric Co.	680,860
15,566	Laclede Group, Inc. (The)	836,828
9,362	New Jersey Resources Corp.	598,045
16,551	Northwest Natural Gas Co.	826,060
13,861	NorthWestern Corp.	800,611
21,364	Piedmont Natural Gas Co., Inc.	852,210
12,800	South Jersey Industries, Inc.	745,600
12,215	Southwest Gas Corp.	750,734
15,434	UIL Holdings Corp.	709,964

		8,981,751

	Total Investments
	(Cost $67,463,105)(c)-99.9%	71,089,963
	Other assets less liabilities-0.1%	35,764

	Net Assets-100.0%	$71,125,727

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $68,071,841. The net unrealized appreciation was $3,018,122, which consisted of aggregate gross unrealized appreciation of $5,133,926 and aggregate gross unrealized depreciation of $2,115,804.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities	$31,881,961	$2,142	$842,739	$32,726,842

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$40,811,775	$—	$0	$40,811,775

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$769,436,180	$—	$0	$769,436,180

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$109,417,332	$29,333	$45,838	$109,492,503

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$344,608,892	$—	$0	$344,608,892

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$399,338,403	$—	$399,338,403
Money Market Fund	139,432	—	—	139,432

Total Investments	$139,432	$399,338,403	$—	$399,477,835

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$766,589,443	$—	$766,589,443
Money Market Fund	25,729,176	—	—	25,729,176

Total Investments	$25,729,176	$766,589,443	$—	$792,318,619

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$87,125,682	$—	$87,125,682
Foreign Government Debt Securities	—	33,090,415	—	33,090,415
Money Market Fund	1,363,617	—	—	1,363,617

Total Investments	$1,363,617	$120,216,097	$—	$121,579,714

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,382,163,570	$—	$2,382,163,570
Money Market Fund	10,013,644	—	—	10,013,644

Total Investments	$10,013,644	$2,382,163,570	$—	$2,392,177,214

PowerShares Fundamental Emerging Markets Local Debt Portfolio
Foreign Government Debt Securities	$—	$4,579,882	$—	$4,579,882
Money Market Fund	16,213	—	—	16,213

Total Investments	$16,213	$4,579,882	$—	$4,596,095

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$557,514,624	$—	$557,514,624
Money Market Fund	8,258,368	—	—	8,258,368

Total Investments	$8,258,368	$557,514,624	$—	$565,772,992

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$32,214,575	$—	$32,214,575
Money Market Fund	85,606	—	—	85,606

Total Investments	$85,606	$32,214,575	$—	$32,300,181

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$26,508,353	$—	$26,508,353
Foreign Government Debt Securities	—	5,229,390	—	5,229,390
Money Market Fund	873,513	—	—	873,513

Total Investments	$873,513	$31,737,743	$—	$32,611,256

PowerShares International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$240,487,475	$—	$240,487,475
Money Market Fund	656,574	—	—	656,574

Total Investments	$656,574	$240,487,475	$—	$241,144,049

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$7,551,098	$—	$7,551,098
Money Market Fund	70,473	—	—	70,473

Total Investments	$70,473	$7,551,098	$—	$7,621,571

PowerShares Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$48,904,181	$—	$48,904,181
Preferred Stock	76,946,950	—	—	76,946,950
Money Market Fund	1,818,469	—	—	1,818,469

Total Investments	$78,765,419	$48,904,181	$—	$127,669,600

PowerShares S&P SmallCap Health Care Portfolio
Equity Securities	$163,049,599	$0	$—	$163,049,599

PowerShares S&P Emerging Markets High Beta Portfolio
Equity Securities	$6,122,511	$1,259	$—	$6,123,770

PowerShares Senior Loan Portfolio
Senior Floating Rate Loans	$—	$4,583,161,006	$—	$4,583,161,006
Corporate Bonds	—	485,520,825	—	485,520,825
Money Market Fund	86,573,937	—	—	86,573,937

Total Investments	$86,573,937	$5,068,681,831	$—	$5,155,255,768

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares Emerging Markets Infrastructure Portfolio during the three months ended January 31, 2015:

	Beginning Balance, as of October 31, 2014	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of January 31, 2015
Equity Securities	$721,572	$6,291	$(408,465)	$153,984	$369,357	$—	$—	$842,739

During the period, shares of the common stock halted trading in advance of a planned reorganization and the fair value measurement was determined using a recent transaction price and considered a Level 3 valuation. A significant change in information which affects the security’s trading activity or liquidity could result in a significant increase or decrease in fair value.

Subsequent Event

At a meeting held on March 12, 2015, the Board of Trustees of the Trust (the “Board”) approved changes to the name, ticker, investment objective, underlying index, unitary management fee and investment policy and strategy for the fund listed below. These changes will go into effect as of the close of markets on May 22, 2015.

Current Portfolio Name	New Portfolio Name	Current Ticker	New Ticker	Unitary Management Fee Reduction
PowerShares NYSE Century Portfolio	PowerShares Contrarian Opportunities Portfolio	NYCC	CNTR	0.50% to 0.35%

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)       /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date    March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date    March 31, 2015

By (Signature and Title)       /s/ Steven Hill

                                                 Steven Hill

                                                 Treasurer

Date    March 31, 2015